UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Limited Term Bond

Fund

(A Class of Fidelity Advisor®
Limited Term Bond Fund)

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.77%
Actual		$ 1,000.00	$ 1,005.20	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.77%
Actual		$ 1,000.00	$ 1,005.20	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.46%
Actual		$ 1,000.00	$ 1,001.70	$ 7.25
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.30
Class C	1.55%
Actual		$ 1,000.00	$ 1,001.30	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Fidelity Limited Term Bond Fund	.45%
Actual		$ 1,000.00	$ 1,006.70	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,006.50	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 15.7%	U.S. Government and U.S. Government Agency Obligations 13.0%
AAA 14.2%	AAA 14.1%
AA 5.7%	AA 7.1%
A 22.8%	A 20.3%
BBB 36.4%	BBB 36.6%
BB and Below 3.2%	BB and Below 3.2%
Not Rated 0.3%	Not Rated 0.3%
Equities 0.0%	Equities 0.0%*
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 5.4%

*Amount represents less than 0.l%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	3.0	3.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	2.8	2.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015 *		As of August 31, 2014 **
	Corporate Bonds 66.0%		Corporate Bonds 64.1%
	U.S. Government and U.S. Government Agency Obligations 15.7%		U.S. Government and U.S. Government Agency Obligations 13.0%
	Asset-Backed Securities 8.6%		Asset-Backed Securities 8.0%
	CMOs and Other Mortgage Related Securities 7.1%		CMOs and Other Mortgage Related Securities 8.0%
	Municipal Bonds 0.2%		Municipal Bonds 0.3%
	Other Investments 0.7%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 5.4%
* Foreign investments	15.6%	** Foreign investments	16.8%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†

†Amount represents less than 0.l%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 65.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.4%
Automobiles - 1.6%
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	$ 1,220,000	$ 1,225,638
1.3% 7/31/15 (b)	1,260,000	1,263,857
1.375% 8/1/17 (b)	2,000,000	2,001,566
1.45% 8/1/16 (b)	1,461,000	1,470,952
2.25% 3/2/20 (b)	3,020,000	3,030,944
2.375% 8/1/18 (b)	1,000,000	1,020,829
General Motors Financial Co., Inc.:
3% 9/25/17	3,000,000	3,067,500
3.15% 1/15/20	5,000,000	5,052,465
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (b)	1,000,000	998,759
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	620,000	622,843
2.125% 11/20/18 (b)	1,500,000	1,516,995
2.375% 3/22/17 (b)	600,000	613,626
		21,885,974
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,182,880
Household Durables - 0.5%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,025,000
4% 2/15/20	3,000,000	3,001,500
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,055,000
		7,081,500
Media - 4.2%
British Sky Broadcasting Group PLC 2.625% 9/16/19 (b)	3,000,000	3,025,851
Comcast Corp.:
4.95% 6/15/16	2,326,000	2,452,804
5.7% 5/15/18	42,000	47,370
6.3% 11/15/17	6,000,000	6,801,600
COX Communications, Inc. 6.25% 6/1/18 (b)	4,000,000	4,510,396
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	2,700,000	2,748,592
5.875% 10/1/19	5,034,000	5,765,697
Discovery Communications LLC 5.05% 6/1/20	322,000	357,858
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (b)	3,000,000	3,008,361
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc. 6.9% 3/1/19	$ 750,000	$ 888,636
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,557
1.65% 9/29/17	5,050,000	5,056,727
Time Warner Cable, Inc.:
5.85% 5/1/17	1,996,000	2,175,804
6.75% 7/1/18	1,141,000	1,310,782
8.25% 4/1/19	500,000	610,648
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	2,009,852
3.15% 7/15/15	24,000	24,221
5.875% 11/15/16	1,685,000	1,820,882
Viacom, Inc.:
2.2% 4/1/19	6,000,000	5,971,410
3.5% 4/1/17	455,000	473,741
6.125% 10/5/17	679,000	754,113
Walt Disney Co. 1.85% 5/30/19	6,000,000	6,040,764
		56,133,666
TOTAL CONSUMER DISCRETIONARY		86,284,020
CONSUMER STAPLES - 4.1%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,520,114
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	5,000,000	5,033,535
FBG Finance Ltd. 5.125% 6/15/15 (b)	510,000	516,671
Heineken NV 1.4% 10/1/17 (b)	321,000	321,755
PepsiCo, Inc. 7.9% 11/1/18	815,000	991,268
SABMiller Holdings, Inc.:
2.2% 8/1/18 (b)	2,310,000	2,327,210
2.45% 1/15/17 (b)	1,280,000	1,309,235
		12,019,788
Food & Staples Retailing - 0.8%
CVS Health Corp. 2.25% 12/5/18	3,376,000	3,453,516
Kroger Co. 0.7866% 10/17/16 (d)	5,000,000	5,008,795
Walgreen Co. 1.8% 9/15/17	2,267,000	2,290,781
		10,753,092
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 1.6%
Cargill, Inc. 6% 11/27/17 (b)	$ 106,000	$ 118,238
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,218,709
General Mills, Inc.:
1.4% 10/20/17	3,000,000	2,999,379
2.2% 10/21/19	2,000,000	2,006,732
5.2% 3/17/15	650,000	651,141
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	620,817
5.375% 2/10/20	5,000,000	5,657,480
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,144,172
William Wrigley Jr. Co. 2% 10/20/17 (b)	428,000	431,209
		21,847,877
Tobacco - 0.8%
Altria Group, Inc.:
2.625% 1/14/20	5,000,000	5,077,910
4.125% 9/11/15	500,000	509,106
9.7% 11/10/18	454,000	584,015
Philip Morris International, Inc. 1.875% 1/15/19	2,641,000	2,656,907
Reynolds American, Inc.:
1.05% 10/30/15	707,000	707,603
6.75% 6/15/17	513,000	570,122
		10,105,663
TOTAL CONSUMER STAPLES		54,726,420
ENERGY - 5.4%
Energy Equipment & Services - 0.8%
DCP Midstream LLC 5.35% 3/15/20 (b)	6,738,000	6,640,858
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	882,801
Nabors Industries, Inc. 2.35% 9/15/16	257,000	257,627
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	616,239
Noble Holding International Ltd. 2.5% 3/15/17	262,000	256,973
Petrofac Ltd. 3.4% 10/10/18 (b)	1,000,000	977,168
Transocean, Inc. 2.5% 10/15/17	1,500,000	1,372,500
		11,004,166
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	48,040
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.: - continued
6.375% 9/15/17	$ 555,000	$ 621,099
BG Energy Capital PLC 2.875% 10/15/16 (b)	620,000	636,176
BP Capital Markets PLC:
2.248% 11/1/16	620,000	632,931
2.521% 1/15/20	1,688,000	1,712,604
3.2% 3/11/16	610,000	625,694
Canadian Natural Resources Ltd. 1.75% 1/15/18	415,000	410,835
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	329,908
Chevron Corp. 1.961% 3/3/20	4,000,000	3,999,616
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	283,627
2.7% 4/1/19	821,000	775,800
Devon Energy Corp.:
0.6906% 12/15/15 (d)	1,500,000	1,498,587
2.25% 12/15/18	484,000	490,665
Duke Energy Field Services 5.375% 10/15/15 (b)	212,000	215,643
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	22,463
Enable Midstream Partners LP 2.4% 5/15/19 (b)	174,000	169,820
Enbridge, Inc. 0.6836% 6/2/17 (d)	2,613,000	2,570,946
Encana Corp. 6.5% 5/15/19	5,000,000	5,673,850
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	782,496
Enterprise Products Operating LP 2.55% 10/15/19	178,000	179,957
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	20,000	21,242
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,741,919
Kinder Morgan, Inc.:
2% 12/1/17	393,000	393,988
3.05% 12/1/19	758,000	765,118
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	894,980
Petro-Canada 6.05% 5/15/18	3,326,000	3,739,675
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,260,635
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	2,000,000	1,920,200
Petroleos Mexicanos:
3.125% 1/23/19	77,000	78,753
3.5% 7/18/18	5,000,000	5,167,000
3.5% 7/23/20 (b)	1,355,000	1,379,390
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,304,730
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,000,000	3,027,396
3.95% 9/15/15	375,000	380,152
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
5.75% 1/15/20	$ 962,000	$ 1,092,372
Schlumberger Investment SA 1.25% 8/1/17 (b)	1,000,000	999,602
Southwestern Energy Co.:
3.3% 1/23/18	2,476,000	2,510,550
4.05% 1/23/20	864,000	885,028
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	30,866
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	92,864
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,068,277
Total Capital International SA 2.125% 1/10/19	2,000,000	2,027,220
TransCanada PipeLines Ltd.:
1.0421% 1/12/18 (d)	2,500,000	2,509,118
1.875% 1/12/18	3,000,000	3,021,855
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	416,565
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,270,256
5.375% 6/1/21	600,000	669,300
		62,349,808
TOTAL ENERGY		73,353,974
FINANCIALS - 35.8%
Banks - 19.0%
ABN AMRO Bank NV 2.5% 10/30/18 (b)	4,000,000	4,066,528
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	1,000,000	1,002,590
1.45% 5/15/18	570,000	565,885
1.875% 10/6/17	620,000	623,455
2.25% 6/13/19	2,000,000	2,020,486
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (b)	2,575,000	2,569,078
Bank of America Corp.:
1.7% 8/25/17	4,428,000	4,448,413
2% 1/11/18	6,200,000	6,238,124
2.6% 1/15/19	7,495,000	7,612,881
2.65% 4/1/19	7,100,000	7,222,972
5.75% 12/1/17	1,150,000	1,271,709
Bank of America NA:
1.25% 2/14/17	2,420,000	2,420,612
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America NA: - continued
5.3% 3/15/17	$ 250,000	$ 268,320
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,027,868
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (b)	590,000	587,161
2.3% 3/5/20 (b)	3,000,000	2,993,748
2.35% 9/8/19 (b)	3,050,000	3,062,615
2.7% 9/9/18 (b)	500,000	511,688
Barclays Bank PLC:
2.5% 2/20/19	1,300,000	1,325,724
5% 9/22/16	5,000,000	5,298,705
Barclays PLC 2.75% 11/8/19	831,000	840,583
BNP Paribas 2.375% 9/14/17	6,000,000	6,115,224
BPCE SA:
1.625% 2/10/17	450,000	452,524
1.7% 4/25/16	2,000,000	2,014,528
2.5% 7/15/19	2,000,000	2,026,998
Capital One Bank NA:
1.3% 6/5/17	1,000,000	993,028
2.25% 2/13/19	1,000,000	1,002,886
Capital One NA:
1.65% 2/5/18	3,000,000	2,995,080
2.4% 9/5/19	2,000,000	2,006,448
CIT Group, Inc. 3.875% 2/19/19	3,090,000	3,117,038
Citigroup, Inc.:
0.5056% 6/9/16 (d)	3,000,000	2,979,699
1.3% 4/1/16	1,370,000	1,373,989
1.3% 11/15/16	767,000	765,756
1.55% 8/14/17	2,000,000	1,997,286
1.7% 7/25/16	4,000,000	4,026,028
1.75% 5/1/18	870,000	865,146
1.85% 11/24/17	3,000,000	3,005,247
2.4% 2/18/20	3,000,000	2,987,742
2.5% 7/29/19	2,000,000	2,023,510
2.55% 4/8/19	3,000,000	3,048,765
3.953% 6/15/16	1,310,000	1,355,560
6.125% 5/15/18	12,000	13,530
Citizens Bank NA 2.45% 12/4/19	3,000,000	3,018,051
Comerica, Inc. 2.125% 5/23/19	345,000	344,607
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	756,487
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Commonwealth Bank of Australia: - continued
2.3% 9/6/19	$ 2,000,000	$ 2,021,152
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	3,000,000	3,008,628
Credit Suisse AG 6% 2/15/18	3,680,000	4,086,622
Credit Suisse New York Branch:
0.7511% 5/26/17 (d)	2,000,000	2,000,000
1.75% 1/29/18	2,000,000	2,002,094
2.3% 5/28/19	5,750,000	5,789,744
3% 10/29/21	1,500,000	1,528,767
Discover Bank 2% 2/21/18	5,920,000	5,932,260
Fifth Third Bancorp:
2.3% 3/1/19	279,000	281,053
4.5% 6/1/18	3,024,000	3,259,046
5.45% 1/15/17	291,000	312,146
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,012,471
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	688,584
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	5,040,510
HBOS PLC 6.75% 5/21/18 (b)	509,000	569,812
HSBC Bank PLC 1.5% 5/15/18 (b)	1,570,000	1,561,098
HSBC U.S.A., Inc.:
1.625% 1/16/18	543,000	543,790
2.375% 11/13/19	3,000,000	3,020,160
2.625% 9/24/18	262,000	269,213
Huntington Bancshares, Inc. 7% 12/15/20	180,000	217,417
Huntington National Bank 2.2% 4/1/19	1,000,000	1,000,491
Intesa Sanpaolo SpA 2.375% 1/13/17	3,250,000	3,297,899
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,505,908
1.625% 5/15/18	4,500,000	4,484,264
2% 8/15/17	4,500,000	4,561,268
2.2% 10/22/19	7,058,000	7,050,801
2.25% 1/23/20	3,000,000	2,983,032
2.35% 1/28/19	1,942,000	1,969,699
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,953,168
KeyBank NA:
1.65% 2/1/18	397,000	397,980
2.5% 12/15/19	3,783,000	3,847,409
KeyCorp. 2.3% 12/13/18	2,000,000	2,028,872
La Caisse Centrale 1.75% 1/29/18 (b)	4,000,000	3,988,424
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Manufacturers & Traders Trust Co.:
2.1% 2/6/20	$ 3,000,000	$ 2,985,887
2.3% 1/30/19	1,100,000	1,111,556
Marshall & Ilsley Bank 5% 1/17/17	778,000	823,326
Mizuho Corporate Bank Ltd.:
1.55% 10/17/17 (b)	1,940,000	1,929,796
2.45% 4/16/19 (b)	1,400,000	1,411,592
2.65% 9/25/19 (b)	2,000,000	2,028,494
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,238,513
MUFG Union Bank NA 1.5% 9/26/16	335,000	337,074
Nordea Bank AB:
0.875% 5/13/16 (b)	860,000	860,897
2.375% 4/4/19 (b)	1,000,000	1,011,374
PNC Bank NA:
1.15% 11/1/16	2,564,000	2,574,533
1.5% 2/23/18	2,100,000	2,104,284
2.4% 10/18/19	3,000,000	3,043,638
Regions Bank 7.5% 5/15/18	206,000	289,106
Regions Financial Corp.:
2% 5/15/18	580,000	576,649
5.75% 6/15/15	589,000	596,586
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,728,927
Royal Bank of Scotland Group PLC:
1.1966% 3/31/17 (d)	6,715,000	6,735,461
2.55% 9/18/15	2,052,000	2,070,322
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	944,174
2.25% 7/11/19	3,500,000	3,504,515
2.45% 1/10/19	590,000	596,095
2.45% 1/16/20	3,000,000	3,021,090
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	936,878
2.5% 5/1/19	550,000	556,759
3.5% 1/20/17	1,378,000	1,435,438
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	1,995,838
The Toronto Dominion Bank:
2.125% 7/2/19	5,000,000	5,052,085
2.25% 11/5/19	2,000,000	2,026,360
2.375% 10/19/16	1,230,000	1,260,873
2.625% 9/10/18	1,200,000	1,238,039
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
U.S. Bancorp 1.95% 11/15/18	$ 2,000,000	$ 2,023,580
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,209,034
Wachovia Bank NA 6% 11/15/17	570,000	638,882
Wachovia Corp. 5.625% 10/15/16	590,000	632,763
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,302,262
2.15% 1/15/19	2,500,000	2,522,870
Westpac Banking Corp. 1.2% 5/19/17	1,100,000	1,101,271
		256,934,905
Capital Markets - 4.5%
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	1,001,781
2.5% 2/13/19	2,250,000	2,290,448
Goldman Sachs Group, Inc.:
1.0429% 12/15/17 (d)	3,000,000	3,005,730
2.375% 1/22/18	5,850,000	5,956,844
2.625% 1/31/19	9,000,000	9,154,818
5.95% 1/18/18	1,693,000	1,887,631
6.15% 4/1/18	402,000	451,857
Lazard Group LLC:
4.25% 11/14/20	250,000	266,197
6.85% 6/15/17	815,000	907,174
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,026,510
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	44,504
6.875% 4/25/18	726,000	831,968
Morgan Stanley:
1.875% 1/5/18	2,000,000	2,008,362
2.125% 4/25/18	580,000	584,262
2.375% 7/23/19	7,660,000	7,706,703
2.5% 1/24/19	1,750,000	1,776,775
2.65% 1/27/20	8,000,000	8,066,656
4.75% 3/22/17	2,000,000	2,132,958
5.45% 1/9/17	1,200,000	1,287,000
5.625% 9/23/19	112,000	127,136
5.95% 12/28/17	383,000	425,817
7.3% 5/13/19	603,000	720,180
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp. 2.4% 1/17/17	$ 1,250,000	$ 1,281,696
UBS AG Stamford Branch 1.375% 8/14/17	6,700,000	6,698,104
		60,641,111
Consumer Finance - 6.1%
Ally Financial, Inc. 3.25% 2/13/18	3,000,000	3,000,000
American Express Co. 1.55% 5/22/18	3,000,000	2,996,916
American Express Credit Corp.:
1.3% 7/29/16	520,000	522,698
2.125% 3/18/19	3,520,000	3,542,021
American Honda Finance Corp.:
1.2% 7/14/17	5,000,000	5,009,660
1.5% 9/11/17 (b)	620,000	624,652
2.125% 10/10/18	500,000	506,439
Capital One Financial Corp.:
2.45% 4/24/19	2,450,000	2,476,195
3.15% 7/15/16	1,605,000	1,646,610
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,167,582
Discover Financial Services 6.45% 6/12/17	3,381,000	3,714,177
Ford Motor Credit Co. LLC:
1.684% 9/8/17	1,000,000	1,001,007
1.7% 5/9/16	600,000	603,385
2.145% 1/9/18	2,500,000	2,528,145
2.597% 11/4/19	5,000,000	5,060,170
2.875% 10/1/18	2,500,000	2,576,343
3% 6/12/17	4,500,000	4,651,025
General Electric Capital Corp.:
1% 1/8/16	727,000	730,623
1.5% 7/12/16	2,200,000	2,222,453
1.6% 11/20/17	1,860,000	1,881,935
1.625% 4/2/18	2,370,000	2,387,239
2.2% 1/9/20	9,000,000	9,084,213
2.3% 1/14/19	3,000,000	3,077,955
2.9% 1/9/17	640,000	663,551
2.95% 5/9/16	255,000	261,849
3.35% 10/17/16	610,000	634,505
6.375% 11/15/67 (d)	1,275,000	1,386,818
Hyundai Capital America:
1.45% 2/6/17 (b)	632,000	630,199
1.625% 10/2/15 (b)	246,000	247,140
2.125% 10/2/17 (b)	224,000	225,956
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.55% 2/6/19 (b)	$ 4,759,000	$ 4,783,209
2.875% 8/9/18 (b)	2,606,000	2,667,707
Synchrony Financial:
1.875% 8/15/17	173,000	173,222
2.7% 2/3/20	2,500,000	2,498,478
3% 8/15/19	3,000,000	3,051,321
Toyota Motor Credit Corp. 2% 10/24/18	2,500,000	2,546,480
		82,781,878
Diversified Financial Services - 1.0%
AIG Global Funding 1.65% 12/15/17 (b)	2,000,000	2,009,464
Berkshire Hathaway Finance Corp.:
0.5533% 1/12/18 (d)	5,000,000	5,005,600
1.6% 5/15/17	620,000	629,871
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	355,497
Moody's Corp. 2.75% 7/15/19	5,000,000	5,081,780
		13,082,212
Insurance - 2.9%
AIA Group Ltd. 2.25% 3/11/19 (b)	3,529,000	3,525,852
American International Group, Inc.:
2.3% 7/16/19	5,304,000	5,367,261
5.45% 5/18/17	3,000,000	3,266,559
Aon Corp.:
3.125% 5/27/16	2,000,000	2,050,172
3.5% 9/30/15	1,911,000	1,941,769
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	259,000	268,065
Hartford Financial Services Group, Inc.:
4% 10/15/17	2,940,000	3,130,274
5.375% 3/15/17	18,000	19,425
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	599,000	664,435
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	499,733
2.55% 10/15/18	517,000	528,355
MassMutual Global Funding II 2.35% 4/9/19 (b)	1,000,000	1,017,529
MetLife, Inc.:
1.756% 12/15/17	269,000	271,852
1.903% 12/15/17	180,000	181,307
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	$ 1,500,000	$ 1,506,309
1.5% 1/10/18 (b)	4,431,000	4,439,282
Pacific LifeCorp 6% 2/10/20 (b)	1,579,000	1,785,941
Pricoa Global Funding I:
1.15% 11/25/16 (b)	2,000,000	2,001,468
1.6% 5/29/18 (b)	967,000	962,971
Principal Life Global Funding II 2.375% 9/11/19 (b)	2,200,000	2,212,965
Symetra Financial Corp. 6.125% 4/1/16 (b)	892,000	929,399
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	280,000	285,775
Unum Group:
5.625% 9/15/20	1,019,000	1,154,203
7.125% 9/30/16	704,000	765,504
		38,776,405
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	199,023
Boston Properties, Inc. 5.875% 10/15/19	446,000	515,766
DDR Corp.:
4.75% 4/15/18	1,634,000	1,753,418
7.5% 4/1/17	389,000	433,305
Duke Realty LP:
5.95% 2/15/17	354,000	383,142
6.75% 3/15/20	35,000	41,403
8.25% 8/15/19	7,000	8,630
Equity One, Inc.:
6% 9/15/17	509,000	556,773
6.25% 1/15/17	74,000	79,757
Federal Realty Investment Trust:
5.9% 4/1/20	5,000	5,794
6.2% 1/15/17	94,000	102,302
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,076,191
HCP, Inc. 3.75% 2/1/16	272,000	279,099
Health Care Property Investors, Inc. 6% 1/30/17	750,000	813,455
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	252,029
4.7% 9/15/17	436,000	468,748
HRPT Properties Trust:
5.75% 11/1/15	211,000	212,524
6.25% 6/15/17	186,000	199,583
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 95,000	$ 104,124
Select Income (REIT) 2.85% 2/1/18	597,000	599,377
Simon Property Group LP:
2.15% 9/15/17	1,000,000	1,022,299
2.2% 2/1/19	462,000	467,811
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	461,682
		12,036,235
Real Estate Management & Development - 1.4%
BioMed Realty LP:
2.625% 5/1/19	3,295,000	3,310,454
3.85% 4/15/16	1,379,000	1,419,352
4.25% 7/15/22	277,000	291,527
6.125% 4/15/20	6,000	6,882
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	54,850
5.7% 5/1/17	369,000	399,185
6% 4/1/16	124,000	130,071
ERP Operating LP:
2.375% 7/1/19	391,000	393,548
5.75% 6/15/17	1,003,000	1,100,310
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,211,773
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,135,310
5.125% 3/2/15	170,000	170,000
5.5% 12/15/16	2,260,000	2,419,362
6.625% 10/1/17	1,082,000	1,207,931
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	440,745
4.5% 4/18/22	185,000	187,082
7.75% 8/15/19	1,064,000	1,235,723
Prime Property Funding, Inc.:
5.625% 1/15/17 (b)	453,000	477,464
5.7% 4/15/17 (b)	405,000	430,349
Reckson Operating Partnership LP 6% 3/31/16	152,000	159,023
Regency Centers LP:
5.25% 8/1/15	522,000	531,644
5.875% 6/15/17	244,000	267,367
Tanger Properties LP 6.125% 6/1/20	606,000	702,424
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP:
1.25% 4/17/17	$ 263,000	$ 262,032
1.55% 9/26/16	346,000	348,367
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	393,000	395,704
		19,688,479
TOTAL FINANCIALS		483,941,225
HEALTH CARE - 2.6%
Biotechnology - 0.6%
Amgen, Inc.:
0.6415% 5/22/17 (d)	3,000,000	3,003,099
1.25% 5/22/17	1,500,000	1,499,120
2.2% 5/22/19	3,000,000	3,017,367
5.85% 6/1/17	446,000	490,297
Celgene Corp. 2.45% 10/15/15	56,000	56,606
		8,066,489
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co.:
1.8% 12/15/17	1,486,000	1,497,812
2.675% 12/15/19	329,000	336,454
Medtronic, Inc.:
1.5% 3/15/18 (b)	1,770,000	1,773,522
2.5% 3/15/20 (b)	2,200,000	2,237,264
		5,845,052
Health Care Providers & Services - 0.9%
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	289,210
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,497,621
2.25% 6/15/19	1,000,000	1,000,268
Express Scripts, Inc. 3.125% 5/15/16	555,000	569,085
McKesson Corp. 2.284% 3/15/19	686,000	691,036
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,119,737
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,144,854
2.875% 12/15/21	2,000,000	2,056,248
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.875% 1/15/18	$ 326,000	$ 327,562
2.25% 8/15/19	2,950,000	2,957,068
		12,652,689
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	136,034
2.4% 2/1/19	3,086,000	3,121,344
		3,257,378
Pharmaceuticals - 0.4%
AbbVie, Inc. 1.75% 11/6/17	1,062,000	1,070,126
Actavis Funding SCS 2.45% 6/15/19	352,000	349,542
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	1,863,000	1,874,029
2.375% 10/8/19 (b)	619,000	628,780
Mylan, Inc. 1.35% 11/29/16	160,000	159,762
Perrigo Co. PLC 1.3% 11/8/16	200,000	199,646
Perrigo Finance PLC 3.5% 12/15/21	263,000	272,123
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	209,622
Zoetis, Inc. 1.875% 2/1/18	596,000	595,532
		5,359,162
TOTAL HEALTH CARE		35,180,770
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
L-3 Communications Corp. 1.5% 5/28/17	2,500,000	2,476,228
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	215,767	222,369
6.795% 2/2/20	5,668	5,980
6.9% 7/2/19	56,299	58,900
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	194,708	206,878
8.36% 1/20/19	141,749	154,861
		648,988
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	238,000	240,389
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	$ 442,000	$ 494,160
Roper Industries, Inc. 2.05% 10/1/18	840,000	841,360
		1,335,520
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	262,768
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	414,000	412,448
3.75% 2/1/22	1,228,000	1,246,922
3.875% 4/1/21	500,000	515,000
4.75% 3/1/20	605,000	651,888
		2,826,258
TOTAL INDUSTRIALS		7,790,151
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.1%
Cisco Systems, Inc. 2.125% 3/1/19	1,500,000	1,527,821
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,428,861
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,012,741
2.375% 12/17/18	99,000	100,218
6.55% 10/1/17	4,476,000	5,025,823
		9,567,643
IT Services - 0.4%
MasterCard, Inc. 2% 4/1/19	289,000	293,277
The Western Union Co.:
2.875% 12/10/17	773,000	791,802
3.65% 8/22/18	768,000	799,886
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,614,278
2.95% 3/15/17	1,057,000	1,088,895
		5,588,138
Software - 0.1%
Oracle Corp. 2.25% 10/8/19	1,552,000	1,580,723
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
1% 5/3/18	$ 1,730,000	$ 1,716,210
2.85% 5/6/21	850,000	883,056
		2,599,266
TOTAL INFORMATION TECHNOLOGY		20,863,591
MATERIALS - 1.6%
Chemicals - 0.6%
Albemarle Corp. U.S. 3% 12/1/19	1,321,000	1,328,815
Ecolab, Inc.:
1.45% 12/8/17	335,000	334,215
1.55% 1/12/18	2,500,000	2,498,063
Monsanto Co. 2.125% 7/15/19	3,000,000	3,030,246
Sherwin-Williams Co. 1.35% 12/15/17	620,000	619,630
		7,810,969
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	319,000	341,572
Metals & Mining - 1.0%
Anglo American Capital PLC:
1.2033% 4/15/16 (b)(d)	1,624,000	1,623,043
4.125% 4/15/21 (b)	620,000	630,693
9.375% 4/8/19 (b)	630,000	779,432
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	630,000	665,014
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	660,599
2.375% 3/15/18	4,000,000	3,919,812
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,450,194
Teck Resources Ltd. 3% 3/1/19	3,000,000	2,925,660
Vale Overseas Ltd. 6.25% 1/23/17	403,000	428,655
		14,083,102
TOTAL MATERIALS		22,235,643
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,605,444
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
2.375% 11/27/18	$ 2,000,000	$ 2,019,380
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	998,530
1.625% 6/28/16	4,314,000	4,345,384
2.35% 2/14/19	4,296,000	4,352,239
CenturyLink, Inc. 6.15% 9/15/19	592,000	646,760
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	923,000	944,280
5.75% 3/23/16	2,000,000	2,100,396
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,283,766
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	614,572
1.35% 6/9/17	750,000	749,884
2% 11/1/16	1,279,000	1,297,927
2.5% 9/15/16	1,044,000	1,067,537
2.625% 2/21/20 (b)	2,913,000	2,938,984
3.65% 9/14/18	3,000,000	3,179,403
4.5% 9/15/20	3,000,000	3,299,466
6.1% 4/15/18	3,425,000	3,871,038
		35,314,990
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de CV 2.375% 9/8/16	2,646,000	2,688,071
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,613,471
1.625% 3/20/17	5,400,000	5,436,731
5.45% 6/10/19	2,000,000	2,267,362
		13,005,635
TOTAL TELECOMMUNICATION SERVICES		48,320,625
UTILITIES - 3.7%
Electric Utilities - 1.6%
AmerenUE 6.4% 6/15/17	519,000	575,381
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	830,884
Commonwealth Edison Co. 2.15% 1/15/19	188,000	189,833
Duke Energy Corp.:
0.6356% 4/3/17 (d)	894,000	894,531
1.625% 8/15/17	304,000	307,941
2.1% 6/15/18	395,000	402,012
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	$ 48,000	$ 56,896
Edison International 3.75% 9/15/17	431,000	456,463
Eversource Energy 1.45% 5/1/18	153,000	151,582
Exelon Corp. 4.9% 6/15/15	3,180,000	3,217,578
FirstEnergy Corp.:
2.75% 3/15/18	3,987,000	4,063,873
4.25% 3/15/23	600,000	631,729
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	727,759
Hydro-Quebec 2% 6/30/16	2,500,000	2,544,373
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	482,873
3.75% 11/15/20	2,000	2,098
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,792,337
6.5% 8/1/18	273,000	315,578
PacifiCorp 5.5% 1/15/19	2,750,000	3,122,237
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	127,521
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	460,565
TECO Finance, Inc.:
4% 3/15/16	171,000	176,303
5.15% 3/15/20	252,000	281,600
		21,811,947
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (b)	1,096,000	1,209,175
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,891,300
Multi-Utilities - 1.8%
Ameren Illinois Co. 6.125% 11/15/17	62,000	69,908
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,236,471
2.5% 12/1/19	5,300,000	5,381,175
2.5566% 9/30/66 (d)	651,000	605,239
7.5% 6/30/66 (d)	567,000	586,732
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	1,000,000	997,689
2% 11/15/18	544,000	549,853
National Grid PLC 6.3% 8/1/16	248,000	267,659
NiSource Finance Corp.:
3.85% 2/15/23	700,000	738,709
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.25% 9/15/17	$ 402,000	$ 439,381
5.45% 9/15/20	43,000	49,220
6.4% 3/15/18	2,230,000	2,539,528
NSTAR 4.5% 11/15/19	2,500,000	2,741,958
PG&E Corp. 2.4% 3/1/19	74,000	74,554
Puget Energy, Inc. 6.5% 12/15/20	253,000	302,805
Sempra Energy 2.3% 4/1/17	4,935,000	5,038,063
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	454,000	456,247
		24,075,191
TOTAL UTILITIES		49,987,613
TOTAL NONCONVERTIBLE BONDS (Cost $872,331,761)		882,684,032
U.S. Government and Government Agency Obligations - 13.6%

U.S. Government Agency Obligations - 1.5%
Federal Home Loan Bank 0.625% 11/23/16	5,775,000	5,773,025
Freddie Mac:
0.5% 1/27/17	11,320,000	11,281,037
0.75% 1/12/18	1,190,000	1,177,969
1% 9/29/17	1,871,000	1,874,549
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		20,106,580
U.S. Treasury Obligations - 12.1%
U.S. Treasury Notes:
0.5% 7/31/17	31,000,000	30,755,379
0.625% 12/15/16 (c)	22,044,000	22,068,116
0.75% 1/15/17	11,748,000	11,782,880
0.875% 10/15/17	39,230,000	39,199,342
1% 12/15/17	33,834,000	33,876,293
1% 2/15/18	10,000,000	9,999,220
1.25% 1/31/20	10,000,000	9,880,470
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 2/28/19	$ 2,410,000	$ 2,413,576
1.625% 6/30/19	3,081,000	3,109,884
TOTAL U.S. TREASURY OBLIGATIONS		163,085,160
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $182,982,928)		183,191,740
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 1.0%
2.276% 11/1/36 (d)	180,819	192,819
2.31% 12/1/39 (d)	55,050	58,939
2.359% 4/1/35 (d)	445,607	476,664
2.364% 12/1/33 (d)	765,046	819,087
2.375% 7/1/35 (d)	92,468	98,766
2.445% 3/1/40 (d)	111,437	119,058
2.539% 1/1/40 (d)	193,536	206,245
2.542% 6/1/42 (d)	72,563	75,052
2.69% 2/1/42 (d)	677,459	704,509
2.763% 1/1/42 (d)	591,693	615,940
2.96% 11/1/40 (d)	42,266	44,439
2.982% 9/1/41 (d)	45,651	47,728
3.059% 10/1/41 (d)	29,763	31,136
3.235% 7/1/41 (d)	78,507	82,562
3.318% 10/1/41 (d)	36,901	38,834
3.5% 7/1/26 to 10/1/29	7,963,696	8,510,709
3.563% 7/1/41 (d)	77,993	82,276
3.567% 3/1/40 (d)	178,928	190,199
4.5% 3/1/35	46,177	50,396
6% 5/1/16 to 4/1/17	39,885	41,065
6.5% 6/1/15 to 8/1/36	664,325	766,079
7% 9/1/18 to 6/1/33	365,568	429,417
7.5% 8/1/17 to 3/1/28	132,853	156,296
8.5% 5/1/21 to 9/1/25	10,152	11,852
9.5% 2/1/25	688	768
10.5% 8/1/20	6,611	7,420
TOTAL FANNIE MAE		13,858,255
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 0.4%
3.227% 9/1/41 (d)	$ 46,929	$ 49,277
3.242% 4/1/41 (d)	47,787	50,113
3.298% 6/1/41 (d)	60,408	63,399
3.468% 5/1/41 (d)	54,427	57,453
3.5% 8/1/26	3,600,000	3,828,911
3.562% 4/1/40 (d)	125,317	131,022
3.602% 2/1/40 (d)	181,740	190,140
3.626% 6/1/41 (d)	86,476	91,266
3.635% 4/1/40 (d)	110,084	117,860
3.71% 5/1/41 (d)	61,688	64,893
4.5% 8/1/18	291,891	306,406
5% 3/1/19	522,589	550,315
8.5% 9/1/24 to 8/1/27	32,822	39,441
TOTAL FREDDIE MAC		5,540,496
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	94,580	110,650
7.5% 2/15/28 to 10/15/28	3,648	4,362
8% 6/15/24	82	95
8.5% 10/15/21	26,833	30,837
11% 7/20/19 to 8/20/19	1,586	1,794
TOTAL GINNIE MAE		147,738
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $19,317,024)		19,546,489
Asset-Backed Securities - 8.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (d)	56,669	49,099
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (d)	38,658	37,970
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	293,246
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,026,958
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,426,045
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,872,574
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,002,409
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	906,000	906,491
Asset-Backed Securities - continued
	Principal Amount	Value
American Express Credit Account Master Trust: - continued
Series 2014-3 Class A, 1.49% 4/15/20	$ 2,000,000	$ 2,007,956
Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,785,976
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	505,000	504,877
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	714,000	713,829
Series 2014-2 Class A3, 0.94% 2/8/19	1,300,000	1,295,421
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (d)	5,905	5,446
Series 2004-R2 Class M3, 0.9933% 4/25/34 (d)	10,238	7,092
Series 2005-R2 Class M1, 0.621% 4/25/35 (d)	14,748	14,735
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (d)	4,092	3,802
Series 2004-W11 Class M2, 1.221% 11/25/34 (d)	63,962	61,781
Series 2004-W7 Class M1, 0.9933% 5/25/34 (d)	185,706	177,318
Series 2006-W4 Class A2C, 0.331% 5/25/36 (d)	133,931	46,432
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9933% 4/25/34 (d)	153,198	140,048
Series 2006-HE2 Class M1, 0.5383% 3/25/36 (d)	3,292	378
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.296% 2/25/35 (d)	413,777	370,142
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,800,000	1,802,783
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,000,000	999,181
Series 2014-3 Class A2, 1.18% 12/20/17	1,176,000	1,176,260
Series 2015-1 Class A2, 1.42% 6/20/18	1,807,000	1,803,256
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	2,365,000	2,361,377
Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,209,948
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (d)	205,465	136,967
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	4,238,000	4,245,391
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	1,640,000	1,638,101
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	1,390,000	1,399,962
CNH Equipment Trust Series 2014-C Class A2, 0.63% 12/15/17	3,000,000	2,999,799
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.421% 3/25/32 (MGIC Investment Corp. Insured) (d)	$ 9,741	$ 8,670
Series 2004-3 Class M4, 1.626% 4/25/34 (d)	8,503	6,985
Series 2004-4 Class M2, 0.966% 6/25/34 (d)	9,755	8,790
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,779,591
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	1,832,636	1,832,118
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	3,800,000	3,798,081
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	2,822,000	2,821,529
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (d)	4,436	4,143
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (d)	33,155	29,355
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (b)	3,299,000	3,333,260
Series 2015-1 Class A, 2.12% 7/15/26 (b)	2,785,000	2,777,430
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	4,310,000	4,372,504
Series 2012-5 Class A, 1.49% 9/15/19	8,055,000	8,051,536
Series 2014-1 Class A1, 1.2% 2/15/19	3,500,000	3,505,499
Series 2014-4 Class A1, 1.4% 8/15/19	9,000,000	8,998,821
Series 2015-1 Class A1, 1.42% 1/15/20	4,000,000	3,983,064
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9033% 1/25/35 (d)	81,136	66,773
Class M4, 1.1883% 1/25/35 (d)	39,567	26,015
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (b)(d)	190,176	163,416
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (b)(d)	4,870	4,687
Series 2006-2A:
Class A, 0.353% 11/15/34 (b)(d)	125,881	120,091
Class B, 0.453% 11/15/34 (b)(d)	45,674	42,282
Class C, 0.553% 11/15/34 (b)(d)	75,380	66,442
Class D, 0.923% 11/15/34 (b)(d)	28,592	24,831
GM Financial Automobile Leasing Trust Series 2014-2A Class A3, 1.22% 1/22/18 (b)	1,950,000	1,949,893
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	54,683	2,248
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (d)	35,509	33,416
Series 2003-3 Class M1, 1.461% 8/25/33 (d)	41,931	40,389
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-5 Class A2, 0.871% 12/25/33 (d)	$ 2,817	$ 2,680
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (d)	141,116	90,612
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (b)	1,200,000	1,199,735
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4683% 7/25/36 (d)	24,070	10,595
Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (d)	84,793	83,985
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (d)	16,718	16,651
Series 2006-A Class 2C, 1.4046% 3/27/42 (d)	392,000	69,007
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (d)	45,968	461
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (b)	1,750,000	1,750,443
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (d)	15,632	11,425
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (d)	49,296	44,439
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (d)	47,236	43,859
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (d)	197,341	188,513
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (d)	4,895	4,493
Series 2004-NC8 Class M6, 2.0433% 9/25/34 (d)	60,374	51,515
Series 2005-NC1 Class M1, 0.831% 1/25/35 (d)	39,353	36,859
Series 2005-NC2 Class B1, 1.926% 3/25/35 (d)	27,794	639
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (d)	162,650	145,048
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,491,295
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (d)	60,741	56,956
Class M4, 2.3433% 9/25/34 (d)	77,891	47,073
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (d)	126,217	111,796
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (d)	582	533
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	280,000	283,144
Series 2013-5 Class A3, 0.82% 2/15/18	2,500,000	2,501,598
Series 2014-4 Class B, 1.82% 5/15/19	774,000	772,654
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (d)	99,481	90,334
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (d)	$ 89,594	$ 86,603
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (d)	5,171	4,455
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (d)	2,472	2,171
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (b)(d)	316,998	168,009
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	3,104,000	3,109,721
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (b)(d)	203,978	205,602
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,759,000	1,754,566
World Omni Automobile Lease Securitization Trust Series 2014-A Class A3, 1.16% 9/15/17	1,160,000	1,162,627
TOTAL ASSET-BACKED SECURITIES (Cost $114,735,407)		115,975,005
Collateralized Mortgage Obligations - 1.1%

Private Sponsor - 0.4%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5861% 5/27/35 (b)(d)	746,760	767,578
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2735% 12/20/54 (d)	25,291	25,013
Series 2006-1A:
Class A5, 0.3135% 12/20/54 (b)(d)	635,727	632,167
Class C2, 1.3735% 12/20/54 (b)(d)	578,000	571,815
Series 2006-2 Class C1, 1.1135% 12/20/54 (d)	463,000	454,851
Series 2006-3 Class C2, 1.1735% 12/20/54 (d)	128,000	126,029
Series 2006-4:
Class B1, 0.3535% 12/20/54 (d)	521,000	510,841
Class C1, 0.9335% 12/20/54 (d)	319,000	310,291
Class M1, 0.5135% 12/20/54 (d)	137,000	133,370
Series 2007-1:
Class 1C1, 0.7735% 12/20/54 (d)	258,000	248,738
Class 1M1, 0.4735% 12/20/54 (d)	172,000	166,840
Class 2C1, 1.0335% 12/20/54 (d)	117,000	114,449
Class 2M1, 0.6735% 12/20/54 (d)	222,000	217,493
Series 2007-2 Class 2C1, 1.033% 12/17/54 (d)	308,000	301,255
Granite Mortgages Series 2003-2 Class 1A3, 0.7566% 7/20/43 (d)	105,119	105,095
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7066% 1/20/44 (d)	$ 36,767	$ 38,235
Series 2004-1 Class 2A1, 0.5671% 3/20/44 (d)	538,945	537,973
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (d)	39,010	36,497
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (d)	81,239	74,333
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (b)(d)	55,484	51,665
Class B6, 3.0163% 6/10/35 (b)(d)	92,304	85,554
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (d)	2,823	2,768
TOTAL PRIVATE SPONSOR		5,512,850
U.S. Government Agency - 0.7%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	481,597	511,584
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	9,099	9,451
sequential payer Series 2011-99 Class DV, 5% 1/25/26	2,932,530	3,110,690
Series 2010-123 Class DL, 3.5% 11/25/25	123,207	127,063
Series 2010-143 Class B, 3.5% 12/25/25	220,011	228,074
Series 2014-57 Class A, 3% 9/25/44	2,691,433	2,773,434
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	28,201	29,124
Series 2363 Class PF, 6% 9/15/16	29,663	30,477
Series 3820 Class DA, 4% 11/15/35	356,513	380,392
Series 4176 Class BA, 3% 2/15/33	506,442	524,063
Series 3777 Class AC, 3.5% 12/15/25	649,473	689,038
Series 3949 Class MK, 4.5% 10/15/34	297,920	323,370
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 4181 Class LA, 3% 3/15/37	$ 721,928	$ 747,877
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	47,533	48,323
TOTAL U.S. GOVERNMENT AGENCY		9,532,960
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,261,867)		15,045,810
Commercial Mortgage Securities - 6.7%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (b)	579,582	600,468
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (d)(f)	60,712	1,065
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2:
Class A4, 5.729% 5/10/45 (d)	4,968,000	5,134,801
Class AAB, 5.711% 5/10/45 (d)	25,808	25,942
Series 2006-3 Class A4, 5.889% 7/10/44	1,622,301	1,697,386
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	437,865
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	837,532	883,763
Series 2006-6 Class E, 5.619% 10/10/45 (b)	125,000	17,248
Series 2007-3:
Class A3, 5.5907% 6/10/49 (d)	256,836	257,522
Class A4, 5.5907% 6/10/49 (d)	721,000	770,192
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (b)(d)	4,188	3,779
Series 2005-4A:
Class A2, 0.561% 1/25/36 (b)(d)	96,080	85,336
Class B1, 1.571% 1/25/36 (b)(d)	3,992	1,849
Class M1, 0.621% 1/25/36 (b)(d)	30,994	24,419
Class M2, 0.641% 1/25/36 (b)(d)	9,298	7,221
Class M3, 0.671% 1/25/36 (b)(d)	13,579	10,128
Class M4, 0.781% 1/25/36 (b)(d)	7,510	5,471
Class M5, 0.821% 1/25/36 (b)(d)	7,510	5,259
Class M6, 0.871% 1/25/36 (b)(d)	7,977	5,291
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A Class M4, 0.601% 10/25/36 (b)(d)	$ 5,606	$ 667
Series 2007-1 Class A2, 0.441% 3/25/37 (b)(d)	66,256	56,922
Series 2007-2A:
Class A1, 0.441% 7/25/37 (b)(d)	68,915	58,106
Class A2, 0.491% 7/25/37 (b)(d)	64,430	51,708
Class M1, 0.541% 7/25/37 (b)(d)	22,625	7,851
Class M2, 0.581% 7/25/37 (b)(d)	12,223	2,436
Class M3, 0.661% 7/25/37 (b)(d)	9,314	699
Series 2007-3:
Class A2, 0.461% 7/25/37 (b)(d)	61,397	51,322
Class M1, 0.481% 7/25/37 (b)(d)	13,620	10,507
Class M2, 0.511% 7/25/37 (b)(d)	14,613	9,384
Class M3, 0.541% 7/25/37 (b)(d)	22,543	9,581
Class M4, 0.671% 7/25/37 (b)(d)	35,668	10,897
Class M5, 0.771% 7/25/37 (b)(d)	17,146	2,856
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (b)(d)	27,662	5,231
Class M2, 1.2183% 9/25/37 (b)(d)	7,948	1,253
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(d)(f)	611,027	12,943
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	760,616	802,771
Series 2006-PW14 Class A1A, 5.189% 12/11/38	364,627	385,123
Series 2006-T22 Class A1A, 5.5714% 4/12/38 (d)	830,489	862,353
Series 2006-PW12 Class A1A, 5.6971% 9/11/38 (d)	670,459	700,245
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (b)(d)(f)	9,943,581	33,291
Series 2007-T28 Class X2, 0.1365% 9/11/42 (b)(d)(f)	6,193,122	8,441
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (b)(d)	41,087	39,053
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	867,599	941,682
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5665% 12/15/27 (b)(d)	5,000,000	5,017,175
Citigroup Commercial Mortgage Trust sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,162,000	1,223,377
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	19,613	19,752
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2006-CD2 Class A1B, 5.3037% 1/15/46 (d)	$ 1,277,635	$ 1,311,092
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (d)	241,000	234,241
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.067% 6/11/27 (b)(d)	1,500,000	1,494,461
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,184,078
Series 2014-CR15 Class A2, 2.928% 2/10/47	884,000	915,221
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	821,181
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,014,177
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,018,243
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.023% 4/15/17 (b)(d)	14,378	14,381
sequential payer:
Series 2006-C7 Class A1A, 5.7449% 6/10/46 (d)	1,031,439	1,076,979
Series 2006-C8:
Class A1A, 5.292% 12/10/46	744,006	791,426
Class A4, 5.306% 12/10/46	1,222,551	1,288,098
Series 2006-C7 Class A4, 5.7559% 6/10/46 (d)	394,280	409,703
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (d)	432,000	461,230
Series 2007-C3 Class A4, 5.6983% 6/15/39 (d)	74,121	79,271
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (b)(d)	147,919	147,303
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	570	0
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (b)(d)	330,000	35,871
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(d)	810,000	806,932
Class B, 1.45% 4/15/27 (b)(d)	711,000	707,857
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.971% 12/5/31 (b)(d)	462,162	460,660
Class A2FL, 0.871% 12/5/31 (b)(d)	630,000	628,054
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.45% 12/15/16 (b)(d)	3,000,000	2,999,158
Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)	2,358,850	2,388,865
Commercial Mortgage Securities - continued
	Principal Amount	Value
GAHR Commercial Mortgage Trust: - continued
Series 2015-NRF:
Class CFX, 3.3822% 12/15/19 (b)	$ 1,059,000	$ 1,053,976
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,203,549
Series 2006-C1 Class A1A, 5.2751% 3/10/44 (d)	479,417	493,893
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,155,381
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.5545% 4/10/38 (d)	424,986	437,618
Class A4, 5.553% 4/10/38 (d)	1,741,000	1,775,790
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	150,000	152,234
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1665% 7/15/31 (b)(d)	487,000	487,000
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	436,643	462,718
Class A4, 5.56% 11/10/39	3,868,098	4,073,807
Series 2012-GC6 Class A1, 1.282% 1/10/45	72,891	73,124
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.172% 11/5/30 (b)(d)	478,936	478,796
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	110,000	111,671
Class DFX, 4.4065% 11/5/30 (b)	1,039,000	1,058,126
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (b)(d)	17,459	17,281
Class F, 0.503% 11/15/18 (b)(d)	44,014	42,789
Class G, 0.533% 11/15/18 (b)(d)	38,259	36,914
Class H, 0.673% 11/15/18 (b)(d)	29,463	28,246
Series 2014-BXH Class A, 1.073% 4/15/27 (b)(d)	1,100,000	1,099,773
Series 2014-FL5 Class A, 1.1465% 7/15/31 (b)(d)	1,700,000	1,688,168
sequential payer:
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	422,140	441,048
Class A4, 5.399% 5/15/45	2,396,182	2,507,111
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (d)	29,781	31,881
Series 2007-LDPX Class A3, 5.42% 1/15/49	558,529	593,619
Series 2006-LDP7 Class A1A, 5.8754% 4/15/45 (d)	983,944	1,034,004
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	$ 2,175,012	$ 2,218,553
Series 2006-C6 Class A4, 5.372% 9/15/39	233,000	245,188
Series 2006-C7:
Class A1A, 5.335% 11/15/38	2,257,937	2,385,779
Class A2, 5.3% 11/15/38	111,692	113,003
Series 2007-C1 Class A4, 5.424% 2/15/40	27,125	28,837
Series 2007-C2 Class A3, 5.43% 2/15/40	84,945	90,394
Series 2006-C6 Class A1A, 5.342% 9/15/39 (d)	1,119,756	1,177,298
Series 2007-C7 Class A3, 5.866% 9/15/45	1,250,136	1,368,396
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2878% 11/12/37 (d)	230,468	235,414
Series 2005-LC1 Class F, 5.4198% 1/12/44 (b)(d)	188,000	183,495
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	723,817	761,678
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (d)	47,694	48,454
Series 2007-5 Class A4, 5.378% 8/12/48	8,439	8,933
Series 2007-6 Class B, 5.635% 3/12/51 (d)	216,000	67,217
Series 2007-7 Class B, 5.7473% 6/12/50 (d)	19,000	773
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	846,183
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (b)(d)	40,774	36,317
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (b)(d)	859	855
Class D, 0.357% 10/15/20 (b)(d)	76,067	75,608
Class E, 0.417% 10/15/20 (b)(d)	95,138	94,298
Class F, 0.467% 10/15/20 (b)(d)	57,094	56,561
Class G, 0.507% 10/15/20 (b)(d)	70,577	69,707
Class H, 0.597% 10/15/20 (b)(d)	44,426	42,990
Class J, 0.747% 10/15/20 (b)(d)	25,649	23,537
sequential payer Series 2007-IQ13 Class A1A, 5.312% 3/15/44	357,358	381,445
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	681,476	707,848
Series 2006-IQ11 Class A1A, 5.6514% 10/15/42 (d)	835,668	862,446
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,195,000	1,280,629
Series 2007-T27 Class A1A, 5.6506% 6/11/42 (d)	946,499	1,022,177
Commercial Mortgage Securities - continued
	Principal Amount	Value
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	$ 35,784	$ 37,345
SCG Trust Series 2013-SRP1 Class A, 1.5665% 11/15/26 (b)(d)	518,000	518,018
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	528,469
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (b)(d)	20,533	20,234
Class J, 0.773% 9/15/21 (b)(d)	45,086	42,794
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (b)(d)	526,588	504,620
Class LXR1, 0.873% 6/15/20 (b)(d)	26,291	25,497
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,666,933	1,766,385
Class A4, 5.308% 11/15/48	566,814	596,408
Series 2007-C30 Class A5, 5.342% 12/15/43	231,000	245,999
Series 2007-C32 Class A3, 5.7206% 6/15/49 (d)	367,000	392,683
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (d)	2,656,016	2,831,743
Class A5, 5.9428% 2/15/51 (d)	143,000	155,824
Series 2005-C22 Class F, 5.3597% 12/15/44 (b)(d)	360,000	90,795
Series 2006-C23 Class A1A, 5.422% 1/15/45 (d)	866,579	891,120
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	747,856	773,984
Series 2006-C25 Class A1A, 5.7071% 5/15/43 (d)	765,888	794,810
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	830,963	871,198
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (d)	443,415	465,685
Class A3, 5.765% 7/15/45 (d)	764,011	796,411
Series 2007-C31 Class C, 5.6742% 4/15/47 (d)	59,000	58,033
Series 2007-C31A Class A2, 5.421% 4/15/47	68,911	68,857
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,332,536
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $89,942,819)		90,371,091
Municipal Securities - 0.2%
	Principal Amount	Value
Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	$ 1,575,000	$ 1,745,021
Series 2013, 2.69% 12/1/17	500,000	508,640
TOTAL MUNICIPAL SECURITIES (Cost $2,240,542)		2,253,661
Foreign Government and Government Agency Obligations - 0.4%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	520,000	523,250
6.369% 6/16/18 (b)	962,000	1,028,378
Brazilian Federative Republic 6% 1/17/17	2,000,000	2,145,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,359,170
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,030,420)		5,055,798
Bank Notes - 0.2%

Fifth Third Bank:
1.45% 2/28/18	580,000	577,514
2.875% 10/1/21	2,000,000	2,029,012
Union Bank NA 2.125% 6/16/17	700,000	708,883
TOTAL BANK NOTES (Cost $3,268,703)		3,315,409
Fixed-Income Funds - 0.8%
	Shares
Fidelity Specialized High Income Central Fund (e) (Cost $11,072,922)	107,237	11,398,265
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a) (Cost $32,978,382)	32,978,382	$ 32,978,382
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,346,162,775)		1,361,815,682
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(9,975,133)
NET ASSETS - 100%		$ 1,351,840,549
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merill Lynch International	4.60%	$ 45,542	$ (16,533)	$ -	$ (16,533)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $171,416,078 or 12.7% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $121,132.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,372
Fidelity Specialized High Income Central Fund	276,010
Total	$ 304,382
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 11,259,497	$ 280,823	$ -	$ 11,398,265	1.5%
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 882,684,032	$ -	$ 882,684,032	$ -
U.S. Government and Government Agency Obligations	183,191,740	-	183,191,740	-
U.S. Government Agency - Mortgage Securities	19,546,489	-	19,546,489	-
Asset-Backed Securities	115,975,005	-	115,806,357	168,648
Collateralized Mortgage Obligations	15,045,810	-	15,045,810	-
Commercial Mortgage Securities	90,371,091	-	90,219,587	151,504
Municipal Securities	2,253,661	-	2,253,661	-
Foreign Government and Government Agency Obligations	5,055,798	-	5,055,798	-
Bank Notes	3,315,409	-	3,315,409	-
Fixed-Income Funds	11,398,265	11,398,265	-	-
Money Market Funds	32,978,382	32,978,382	-	-
Total Investments in Securities:	$ 1,361,815,682	$ 44,376,647	$ 1,317,118,883	$ 320,152
Derivative Instruments:
Liabilities
Swaps	$ (16,533)	$ -	$ (16,533)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (16,533)
Total Value of Derivatives	$ -	$ (16,533)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.4%
United Kingdom	4.1%
Canada	4.0%
Japan	1.4%
France	1.1%
Others (Individually Less Than 1%)	5.0%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,302,111,471)	$ 1,317,439,035
Fidelity Central Funds (cost $44,051,304)	44,376,647
Total Investments (cost $1,346,162,775)		$ 1,361,815,682
Cash		902,862
Receivable for investments sold		194,382
Receivable for fund shares sold		7,035,150
Interest receivable		7,033,702
Distributions receivable from Fidelity Central Funds		4,629
Prepaid expenses		3,584
Total assets		1,376,989,991

Liabilities
Payable for investments purchased	$ 20,285,378
Payable for fund shares redeemed	2,718,399
Distributions payable	1,434,457
Bi-lateral OTC swaps, at value	16,533
Accrued management fee	338,225
Distribution and service plan fees payable	163,014
Other affiliated payables	192,332
Other payables and accrued expenses	1,104
Total liabilities		25,149,442

Net Assets		$ 1,351,840,549
Net Assets consist of:
Paid in capital		$ 1,360,167,300
Undistributed net investment income		2,306,480
Accumulated undistributed net realized gain (loss) on investments		(26,269,605)
Net unrealized appreciation (depreciation) on investments		15,636,374
Net Assets		$ 1,351,840,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($280,665,784 ÷ 24,401,678 shares)	$ 11.50

Maximum offering price per share (100/97.25 of $11.50)	$ 11.83
Class T: Net Asset Value and redemption price per share ($201,703,676 ÷ 17,525,894 shares)	$ 11.51

Maximum offering price per share (100/97.25 of $11.51)	$ 11.84
Class B: Net Asset Value and offering price per share ($1,440,898 ÷ 125,429 shares)A	$ 11.49

Class C: Net Asset Value and offering price per share ($75,334,646 ÷ 6,564,748 shares)A	$ 11.48

Fidelity Limited Term Bond Fund: Net Asset Value, offering price and redemption price per share ($448,125,093 ÷ 38,862,748 shares)	$ 11.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($344,570,452 ÷ 29,875,998 shares)	$ 11.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 11,768,414
Income from Fidelity Central Funds		304,382
Total income		12,072,796

Expenses
Management fee	$ 1,676,469
Transfer agent fees	781,349
Distribution and service plan fees	935,800
Fund wide operations fee	208,540
Independent trustees' compensation	2,146
Audit	38
Miscellaneous	609
Total expenses before reductions	3,604,951
Expense reductions	(65)	3,604,886
Net investment income (loss)		8,467,910
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	585,602
Swaps	1,442
Total net realized gain (loss)		587,044
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,995,437)
Swaps	14,692
Total change in net unrealized appreciation (depreciation)		(1,980,745)
Net gain (loss)		(1,393,701)
Net increase (decrease) in net assets resulting from operations		$ 7,074,209

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,467,910	$ 11,109,882
Net realized gain (loss)	587,044	2,598,311
Change in net unrealized appreciation (depreciation)	(1,980,745)	4,301,418
Net increase (decrease) in net assets resulting from operations	7,074,209	18,009,611
Distributions to shareholders from net investment income	(7,944,813)	(9,623,279)
Share transactions - net increase (decrease)	550,364,974	286,934,566
Total increase (decrease) in net assets	549,494,370	295,320,898

Net Assets
Beginning of period	802,346,179	507,025,281
End of period (including undistributed net investment income of $2,306,480 and undistributed net investment income of $1,783,383, respectively)	$ 1,351,840,549	$ 802,346,179

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 11.33	$ 11.69	$ 11.45	$ 11.28	$ 10.48
Income from Investment Operations
Net investment income (loss) E	.085	.232	.243	.289	.344	.416
Net realized and unrealized gain (loss)	(.026)	.160	(.384)	.215	.163	.793
Total from investment operations	.059	.392	(.141)	.504	.507	1.209
Distributions from net investment income	(.079)	(.202)	(.219)	(.264)	(.322)	(.372)
Distributions from net realized gain	-	-	-	-	(.015)	(.037)
Total distributions	(.079)	(.202)	(.219)	(.264)	(.337)	(.409)
Net asset value, end of period	$ 11.50	$ 11.52	$ 11.33	$ 11.69	$ 11.45	$ 11.28
Total ReturnB, C, D	.52%	3.48%	(1.24)%	4.46%	4.59%	11.77%
Ratios to Average Net Assets F, H
Expenses before reductions	.77%A	.79%	.82%	.83%	.83%	.85%
Expenses net of fee waivers, if any	.77%A	.79%	.82%	.83%	.83%	.85%
Expenses net of all reductions	.77%A	.79%	.82%	.83%	.83%	.85%
Net investment income (loss)	1.49% A	2.02%	2.09%	2.52%	3.06%	3.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 280,666	$ 215,800	$ 155,980	$ 192,761	$ 187,442	$ 211,123
Portfolio turnover rateG	40% A	94%	112%	129%	108% I	107% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.34	$ 11.70	$ 11.45	$ 11.29	$ 10.48
Income from Investment Operations
Net investment income (loss) E	.085	.234	.246	.292	.348	.420
Net realized and unrealized gain (loss)	(.026)	.161	(.384)	.225	.153	.803
Total from investment operations	.059	.395	(.138)	.517	.501	1.223
Distributions from net investment income	(.079)	(.205)	(.222)	(.267)	(.326)	(.376)
Distributions from net realized gain	-	-	-	-	(.015)	(.037)
Total distributions	(.079)	(.205)	(.222)	(.267)	(.341)	(.413)
Net asset value, end of period	$ 11.51	$ 11.53	$ 11.34	$ 11.70	$ 11.45	$ 11.29
Total ReturnB, C, D	.52%	3.50%	(1.21)%	4.57%	4.53%	11.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.77%A	.77%	.80%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.77%A	.77%	.80%	.80%	.80%	.81%
Expenses net of all reductions	.77%A	.77%	.80%	.80%	.80%	.81%
Net investment income (loss)	1.49%A	2.04%	2.11%	2.54%	3.09%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,704	$ 198,510	$ 210,150	$ 265,426	$ 274,215	$ 314,110
Portfolio turnover rateG	40% A	94%	112%	129%	108% I	107% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.32	$ 11.68	$ 11.43	$ 11.27	$ 10.47
Income from Investment Operations
Net investment income (loss) E	.045	.149	.159	.206	.264	.339
Net realized and unrealized gain (loss)	(.025)	.161	(.384)	.225	.154	.794
Total from investment operations	.020	.310	(.225)	.431	.418	1.133
Distributions from net investment income	(.040)	(.120)	(.135)	(.181)	(.243)	(.296)
Distributions from net realized gain	-	-	-	-	(.015)	(.037)
Total distributions	(.040)	(.120)	(.135)	(.181)	(.258)	(.333)
Net asset value, end of period	$ 11.49	$ 11.51	$ 11.32	$ 11.68	$ 11.43	$ 11.27
Total ReturnB, C, D	.17%	2.75%	(1.95)%	3.81%	3.77%	11.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46%A	1.51%	1.55%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.46%A	1.51%	1.55%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.46%A	1.51%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss)	.80% A	1.30%	1.36%	1.79%	2.35%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,441	$ 1,507	$ 2,956	$ 5,209	$ 7,018	$ 10,941
Portfolio turnover rateG	40% A	94%	112%	129%	108% I	107% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50	$ 11.31	$ 11.67	$ 11.42	$ 11.26	$ 10.46
Income from Investment Operations
Net investment income (loss) E	.040	.143	.155	.204	.262	.338
Net realized and unrealized gain (loss)	(.025)	.162	(.384)	.225	.154	.794
Total from investment operations	.015	.305	(.229)	.429	.416	1.132
Distributions from net investment income	(.035)	(.115)	(.131)	(.179)	(.241)	(.295)
Distributions from net realized gain	-	-	-	-	(.015)	(.037)
Total distributions	(.035)	(.115)	(.131)	(.179)	(.256)	(.332)
Net asset value, end of period	$ 11.48	$ 11.50	$ 11.31	$ 11.67	$ 11.42	$ 11.26
Total ReturnB, C, D	.13%	2.70%	(1.98)%	3.79%	3.76%	11.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55%A	1.56%	1.58%	1.57%	1.56%	1.56%
Expenses net of fee waivers, if any	1.55%A	1.56%	1.58%	1.57%	1.56%	1.56%
Expenses net of all reductions	1.55%A	1.56%	1.58%	1.57%	1.56%	1.56%
Net investment income (loss)	.71% A	1.25%	1.34%	1.78%	2.33%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,335	$ 64,333	$ 53,096	$ 65,425	$ 63,435	$ 80,043
Portfolio turnover rateG	40% A	94%	112%	129%	108% I	107% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Limited Term Bond Fund

	Six months ended February 28, 2015	Year ended August 31,
	(Unaudited)	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.103	.209
Net realized and unrealized gain (loss)	(.026)	.038
Total from investment operations	.077	.247
Distributions from net investment income	(.097)	(.197)
Net asset value, end of period	$ 11.53	$ 11.55
Total ReturnB, C	.67%	2.17%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%A	.46%A
Expenses net of fee waivers, if any	.45%A	.46%A
Expenses net of all reductions	.45%A	.46%A
Net investment income (loss)	1.81% A	2.22%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 448,125	$ 147,629
Portfolio turnover rateF	40% A	94%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period November 1, 2013 (commencement of sale of shares) to August 31, 2014. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.36	$ 11.72	$ 11.48	$ 11.31	$ 10.50
Income from Investment Operations
Net investment income (loss) D	.100	.262	.273	.319	.373	.447
Net realized and unrealized gain (loss)	(.025)	.161	(.385)	.213	.163	.802
Total from investment operations	.075	.423	(.112)	.532	.536	1.249
Distributions from net investment income	(.095)	(.233)	(.248)	(.292)	(.351)	(.402)
Distributions from net realized gain	-	-	-	-	(.015)	(.037)
Total distributions	(.095)	(.233)	(.248)	(.292)	(.366)	(.439)
Net asset value, end of period	$ 11.53	$ 11.55	$ 11.36	$ 11.72	$ 11.48	$ 11.31
Total ReturnB, C	.65%	3.74%	(.99)%	4.71%	4.85%	12.15%
Ratios to Average Net Assets E, G
Expenses before reductions	.51%A	.53%	.57%	.58%	.58%	.57%
Expenses net of fee waivers, if any	.51%A	.53%	.57%	.58%	.58%	.57%
Expenses net of all reductions	.50%A	.53%	.57%	.58%	.58%	.57%
Net investment income (loss)	1.76% A	2.28%	2.34%	2.77%	3.32%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 344,570	$ 174,568	$ 84,843	$ 101,234	$ 89,583	$ 95,061
Portfolio turnover rateF	40% A	94%	112%	129%	108% H	107% H

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

1. Organization.

Fidelity® Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Limited Term Bond Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events,

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,550,499
Gross unrealized depreciation	(4,469,837)
Net unrealized appreciation (depreciation) on securities	$ 12,080,662

Tax cost	$ 1,349,735,020

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (896,674)
2018	(18,759,952)
Total capital loss carryforward	$ (19,656,626)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 1,442	$ 14,692

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $495,412,658 and $31,759,960, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 318,188	$ 8,253
Class T	-%	.25%	253,267	4,043
Class B	.65%	.25%	6,570	4,760
Class C	.75%	.25%	357,775	116,758
			$ 935,800	$ 133,814

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,059
Class T	4,072
Class B*	739
Class C*	12,869
$ 38,739

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond Fund. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 209,798.17
Class T	163,603.16
Class B	1,469.20
Class C	66,854.19
Fidelity Limited Term Bond Fund	142,081.10
Institutional Class	197,544.15
	$ 781,349

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $611 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $24,794.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $63.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014 A
From net investment income
Class A	$ 1,747,395	$ 2,893,531
Class T	1,398,283	3,556,428
Class B	5,058	22,695
Class C	216,370	536,307
Fidelity Limited Term Bond Fund	2,409,229	607,551
Institutional Class	2,168,478	2,006,767
Total	$ 7,944,813	$ 9,623,279

A Distributions for Fidelity Limited Term Bond Fund are for the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014 A	Six months ended February 28, 2015	Year ended August 31, 2014 A
Class A
Shares sold	12,915,777	10,847,566	$ 148,401,396	$ 124,869,215
Reinvestment of distributions	140,431	208,500	1,614,313	2,397,934
Shares redeemed	(7,382,259)	(6,091,458)	(84,778,267)	(70,009,216)
Net increase (decrease)	5,673,949	4,964,608	$ 65,237,442	$ 57,257,933
Class T
Shares sold	2,691,714	3,899,081	$ 30,949,390	$ 44,828,669
Reinvestment of distributions	114,238	297,112	1,314,163	3,417,898
Shares redeemed	(2,496,886)	(5,511,248)	(28,706,496)	(63,287,515)
Net increase (decrease)	309,066	(1,315,055)	$ 3,557,057	$ (15,040,948)
Class B
Shares sold	26,616	52,940	$ 305,414	$ 608,151
Reinvestment of distributions	424	1,811	4,872	20,790
Shares redeemed	(32,550)	(184,922)	(373,553)	(2,120,277)
Net increase (decrease)	(5,510)	(130,171)	$ (63,267)	$ (1,491,336)

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014 A	Six months ended February 28, 2015	Year ended August 31, 2014 A
Class C
Shares sold	2,016,949	2,287,309	$ 23,131,992	$ 26,267,736
Reinvestment of distributions	16,298	39,613	187,067	454,467
Shares redeemed	(1,064,204)	(1,426,708)	(12,198,069)	(16,339,367)
Net increase (decrease)	969,043	900,214	$ 11,120,990	$ 10,382,836
Fidelity Limited Term Bond Fund
Shares sold	33,078,648	13,984,352	$ 381,103,649	$ 161,443,242
Reinvestment of distributions	194,491	48,197	2,241,970	556,543
Shares redeemed	(7,189,871)	(1,253,069)	(82,789,302)	(14,462,847)
Net increase (decrease)	26,083,268	12,779,480	$ 300,556,317	$ 147,536,938
Institutional Class
Shares sold	19,483,727	10,857,590	$ 224,304,773	$ 125,345,047
Reinvestment of distributions	158,225	150,661	1,824,387	1,737,480
Shares redeemed	(4,874,274)	(3,366,294)	(56,172,725)	(38,793,384)
Net increase (decrease)	14,767,678	7,641,957	$ 169,956,435	$ 88,289,143

A Share transactions for Fidelity Limited Term Bond Fund are for the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Advisor Limited Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. Furthermore, the Board considered that, in connection with approving certain changes to reposition the fund and authorizing a new retail class in July 2013, it had approved changes to the fund's contractual arrangements (effective October 30, 2013) that have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

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Company
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BTL-USAN-0415
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Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Limited Term Bond

Fund - Institutional Class

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.77%
Actual		$ 1,000.00	$ 1,005.20	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.77%
Actual		$ 1,000.00	$ 1,005.20	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.46%
Actual		$ 1,000.00	$ 1,001.70	$ 7.25
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.30
Class C	1.55%
Actual		$ 1,000.00	$ 1,001.30	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Fidelity Limited Term Bond Fund	.45%
Actual		$ 1,000.00	$ 1,006.70	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,006.50	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 15.7%	U.S. Government and U.S. Government Agency Obligations 13.0%
AAA 14.2%	AAA 14.1%
AA 5.7%	AA 7.1%
A 22.8%	A 20.3%
BBB 36.4%	BBB 36.6%
BB and Below 3.2%	BB and Below 3.2%
Not Rated 0.3%	Not Rated 0.3%
Equities 0.0%	Equities 0.0%*
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 5.4%

*Amount represents less than 0.l%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	3.0	3.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	2.8	2.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015 *		As of August 31, 2014 **
	Corporate Bonds 66.0%		Corporate Bonds 64.1%
	U.S. Government and U.S. Government Agency Obligations 15.7%		U.S. Government and U.S. Government Agency Obligations 13.0%
	Asset-Backed Securities 8.6%		Asset-Backed Securities 8.0%
	CMOs and Other Mortgage Related Securities 7.1%		CMOs and Other Mortgage Related Securities 8.0%
	Municipal Bonds 0.2%		Municipal Bonds 0.3%
	Other Investments 0.7%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 5.4%
* Foreign investments	15.6%	** Foreign investments	16.8%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†

†Amount represents less than 0.l%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 65.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.4%
Automobiles - 1.6%
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	$ 1,220,000	$ 1,225,638
1.3% 7/31/15 (b)	1,260,000	1,263,857
1.375% 8/1/17 (b)	2,000,000	2,001,566
1.45% 8/1/16 (b)	1,461,000	1,470,952
2.25% 3/2/20 (b)	3,020,000	3,030,944
2.375% 8/1/18 (b)	1,000,000	1,020,829
General Motors Financial Co., Inc.:
3% 9/25/17	3,000,000	3,067,500
3.15% 1/15/20	5,000,000	5,052,465
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (b)	1,000,000	998,759
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	620,000	622,843
2.125% 11/20/18 (b)	1,500,000	1,516,995
2.375% 3/22/17 (b)	600,000	613,626
		21,885,974
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,182,880
Household Durables - 0.5%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,025,000
4% 2/15/20	3,000,000	3,001,500
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,055,000
		7,081,500
Media - 4.2%
British Sky Broadcasting Group PLC 2.625% 9/16/19 (b)	3,000,000	3,025,851
Comcast Corp.:
4.95% 6/15/16	2,326,000	2,452,804
5.7% 5/15/18	42,000	47,370
6.3% 11/15/17	6,000,000	6,801,600
COX Communications, Inc. 6.25% 6/1/18 (b)	4,000,000	4,510,396
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	2,700,000	2,748,592
5.875% 10/1/19	5,034,000	5,765,697
Discovery Communications LLC 5.05% 6/1/20	322,000	357,858
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (b)	3,000,000	3,008,361
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc. 6.9% 3/1/19	$ 750,000	$ 888,636
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,557
1.65% 9/29/17	5,050,000	5,056,727
Time Warner Cable, Inc.:
5.85% 5/1/17	1,996,000	2,175,804
6.75% 7/1/18	1,141,000	1,310,782
8.25% 4/1/19	500,000	610,648
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	2,009,852
3.15% 7/15/15	24,000	24,221
5.875% 11/15/16	1,685,000	1,820,882
Viacom, Inc.:
2.2% 4/1/19	6,000,000	5,971,410
3.5% 4/1/17	455,000	473,741
6.125% 10/5/17	679,000	754,113
Walt Disney Co. 1.85% 5/30/19	6,000,000	6,040,764
		56,133,666
TOTAL CONSUMER DISCRETIONARY		86,284,020
CONSUMER STAPLES - 4.1%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,520,114
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	5,000,000	5,033,535
FBG Finance Ltd. 5.125% 6/15/15 (b)	510,000	516,671
Heineken NV 1.4% 10/1/17 (b)	321,000	321,755
PepsiCo, Inc. 7.9% 11/1/18	815,000	991,268
SABMiller Holdings, Inc.:
2.2% 8/1/18 (b)	2,310,000	2,327,210
2.45% 1/15/17 (b)	1,280,000	1,309,235
		12,019,788
Food & Staples Retailing - 0.8%
CVS Health Corp. 2.25% 12/5/18	3,376,000	3,453,516
Kroger Co. 0.7866% 10/17/16 (d)	5,000,000	5,008,795
Walgreen Co. 1.8% 9/15/17	2,267,000	2,290,781
		10,753,092
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 1.6%
Cargill, Inc. 6% 11/27/17 (b)	$ 106,000	$ 118,238
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,218,709
General Mills, Inc.:
1.4% 10/20/17	3,000,000	2,999,379
2.2% 10/21/19	2,000,000	2,006,732
5.2% 3/17/15	650,000	651,141
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	620,817
5.375% 2/10/20	5,000,000	5,657,480
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,144,172
William Wrigley Jr. Co. 2% 10/20/17 (b)	428,000	431,209
		21,847,877
Tobacco - 0.8%
Altria Group, Inc.:
2.625% 1/14/20	5,000,000	5,077,910
4.125% 9/11/15	500,000	509,106
9.7% 11/10/18	454,000	584,015
Philip Morris International, Inc. 1.875% 1/15/19	2,641,000	2,656,907
Reynolds American, Inc.:
1.05% 10/30/15	707,000	707,603
6.75% 6/15/17	513,000	570,122
		10,105,663
TOTAL CONSUMER STAPLES		54,726,420
ENERGY - 5.4%
Energy Equipment & Services - 0.8%
DCP Midstream LLC 5.35% 3/15/20 (b)	6,738,000	6,640,858
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	882,801
Nabors Industries, Inc. 2.35% 9/15/16	257,000	257,627
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	616,239
Noble Holding International Ltd. 2.5% 3/15/17	262,000	256,973
Petrofac Ltd. 3.4% 10/10/18 (b)	1,000,000	977,168
Transocean, Inc. 2.5% 10/15/17	1,500,000	1,372,500
		11,004,166
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	48,040
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.: - continued
6.375% 9/15/17	$ 555,000	$ 621,099
BG Energy Capital PLC 2.875% 10/15/16 (b)	620,000	636,176
BP Capital Markets PLC:
2.248% 11/1/16	620,000	632,931
2.521% 1/15/20	1,688,000	1,712,604
3.2% 3/11/16	610,000	625,694
Canadian Natural Resources Ltd. 1.75% 1/15/18	415,000	410,835
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	329,908
Chevron Corp. 1.961% 3/3/20	4,000,000	3,999,616
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	283,627
2.7% 4/1/19	821,000	775,800
Devon Energy Corp.:
0.6906% 12/15/15 (d)	1,500,000	1,498,587
2.25% 12/15/18	484,000	490,665
Duke Energy Field Services 5.375% 10/15/15 (b)	212,000	215,643
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	22,463
Enable Midstream Partners LP 2.4% 5/15/19 (b)	174,000	169,820
Enbridge, Inc. 0.6836% 6/2/17 (d)	2,613,000	2,570,946
Encana Corp. 6.5% 5/15/19	5,000,000	5,673,850
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	782,496
Enterprise Products Operating LP 2.55% 10/15/19	178,000	179,957
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	20,000	21,242
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,741,919
Kinder Morgan, Inc.:
2% 12/1/17	393,000	393,988
3.05% 12/1/19	758,000	765,118
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	894,980
Petro-Canada 6.05% 5/15/18	3,326,000	3,739,675
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,260,635
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	2,000,000	1,920,200
Petroleos Mexicanos:
3.125% 1/23/19	77,000	78,753
3.5% 7/18/18	5,000,000	5,167,000
3.5% 7/23/20 (b)	1,355,000	1,379,390
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,304,730
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,000,000	3,027,396
3.95% 9/15/15	375,000	380,152
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
5.75% 1/15/20	$ 962,000	$ 1,092,372
Schlumberger Investment SA 1.25% 8/1/17 (b)	1,000,000	999,602
Southwestern Energy Co.:
3.3% 1/23/18	2,476,000	2,510,550
4.05% 1/23/20	864,000	885,028
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	30,866
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	92,864
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,068,277
Total Capital International SA 2.125% 1/10/19	2,000,000	2,027,220
TransCanada PipeLines Ltd.:
1.0421% 1/12/18 (d)	2,500,000	2,509,118
1.875% 1/12/18	3,000,000	3,021,855
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	416,565
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,270,256
5.375% 6/1/21	600,000	669,300
		62,349,808
TOTAL ENERGY		73,353,974
FINANCIALS - 35.8%
Banks - 19.0%
ABN AMRO Bank NV 2.5% 10/30/18 (b)	4,000,000	4,066,528
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	1,000,000	1,002,590
1.45% 5/15/18	570,000	565,885
1.875% 10/6/17	620,000	623,455
2.25% 6/13/19	2,000,000	2,020,486
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (b)	2,575,000	2,569,078
Bank of America Corp.:
1.7% 8/25/17	4,428,000	4,448,413
2% 1/11/18	6,200,000	6,238,124
2.6% 1/15/19	7,495,000	7,612,881
2.65% 4/1/19	7,100,000	7,222,972
5.75% 12/1/17	1,150,000	1,271,709
Bank of America NA:
1.25% 2/14/17	2,420,000	2,420,612
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America NA: - continued
5.3% 3/15/17	$ 250,000	$ 268,320
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,027,868
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (b)	590,000	587,161
2.3% 3/5/20 (b)	3,000,000	2,993,748
2.35% 9/8/19 (b)	3,050,000	3,062,615
2.7% 9/9/18 (b)	500,000	511,688
Barclays Bank PLC:
2.5% 2/20/19	1,300,000	1,325,724
5% 9/22/16	5,000,000	5,298,705
Barclays PLC 2.75% 11/8/19	831,000	840,583
BNP Paribas 2.375% 9/14/17	6,000,000	6,115,224
BPCE SA:
1.625% 2/10/17	450,000	452,524
1.7% 4/25/16	2,000,000	2,014,528
2.5% 7/15/19	2,000,000	2,026,998
Capital One Bank NA:
1.3% 6/5/17	1,000,000	993,028
2.25% 2/13/19	1,000,000	1,002,886
Capital One NA:
1.65% 2/5/18	3,000,000	2,995,080
2.4% 9/5/19	2,000,000	2,006,448
CIT Group, Inc. 3.875% 2/19/19	3,090,000	3,117,038
Citigroup, Inc.:
0.5056% 6/9/16 (d)	3,000,000	2,979,699
1.3% 4/1/16	1,370,000	1,373,989
1.3% 11/15/16	767,000	765,756
1.55% 8/14/17	2,000,000	1,997,286
1.7% 7/25/16	4,000,000	4,026,028
1.75% 5/1/18	870,000	865,146
1.85% 11/24/17	3,000,000	3,005,247
2.4% 2/18/20	3,000,000	2,987,742
2.5% 7/29/19	2,000,000	2,023,510
2.55% 4/8/19	3,000,000	3,048,765
3.953% 6/15/16	1,310,000	1,355,560
6.125% 5/15/18	12,000	13,530
Citizens Bank NA 2.45% 12/4/19	3,000,000	3,018,051
Comerica, Inc. 2.125% 5/23/19	345,000	344,607
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	756,487
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Commonwealth Bank of Australia: - continued
2.3% 9/6/19	$ 2,000,000	$ 2,021,152
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	3,000,000	3,008,628
Credit Suisse AG 6% 2/15/18	3,680,000	4,086,622
Credit Suisse New York Branch:
0.7511% 5/26/17 (d)	2,000,000	2,000,000
1.75% 1/29/18	2,000,000	2,002,094
2.3% 5/28/19	5,750,000	5,789,744
3% 10/29/21	1,500,000	1,528,767
Discover Bank 2% 2/21/18	5,920,000	5,932,260
Fifth Third Bancorp:
2.3% 3/1/19	279,000	281,053
4.5% 6/1/18	3,024,000	3,259,046
5.45% 1/15/17	291,000	312,146
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,012,471
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	688,584
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	5,040,510
HBOS PLC 6.75% 5/21/18 (b)	509,000	569,812
HSBC Bank PLC 1.5% 5/15/18 (b)	1,570,000	1,561,098
HSBC U.S.A., Inc.:
1.625% 1/16/18	543,000	543,790
2.375% 11/13/19	3,000,000	3,020,160
2.625% 9/24/18	262,000	269,213
Huntington Bancshares, Inc. 7% 12/15/20	180,000	217,417
Huntington National Bank 2.2% 4/1/19	1,000,000	1,000,491
Intesa Sanpaolo SpA 2.375% 1/13/17	3,250,000	3,297,899
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,505,908
1.625% 5/15/18	4,500,000	4,484,264
2% 8/15/17	4,500,000	4,561,268
2.2% 10/22/19	7,058,000	7,050,801
2.25% 1/23/20	3,000,000	2,983,032
2.35% 1/28/19	1,942,000	1,969,699
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,953,168
KeyBank NA:
1.65% 2/1/18	397,000	397,980
2.5% 12/15/19	3,783,000	3,847,409
KeyCorp. 2.3% 12/13/18	2,000,000	2,028,872
La Caisse Centrale 1.75% 1/29/18 (b)	4,000,000	3,988,424
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Manufacturers & Traders Trust Co.:
2.1% 2/6/20	$ 3,000,000	$ 2,985,887
2.3% 1/30/19	1,100,000	1,111,556
Marshall & Ilsley Bank 5% 1/17/17	778,000	823,326
Mizuho Corporate Bank Ltd.:
1.55% 10/17/17 (b)	1,940,000	1,929,796
2.45% 4/16/19 (b)	1,400,000	1,411,592
2.65% 9/25/19 (b)	2,000,000	2,028,494
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,238,513
MUFG Union Bank NA 1.5% 9/26/16	335,000	337,074
Nordea Bank AB:
0.875% 5/13/16 (b)	860,000	860,897
2.375% 4/4/19 (b)	1,000,000	1,011,374
PNC Bank NA:
1.15% 11/1/16	2,564,000	2,574,533
1.5% 2/23/18	2,100,000	2,104,284
2.4% 10/18/19	3,000,000	3,043,638
Regions Bank 7.5% 5/15/18	206,000	289,106
Regions Financial Corp.:
2% 5/15/18	580,000	576,649
5.75% 6/15/15	589,000	596,586
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,728,927
Royal Bank of Scotland Group PLC:
1.1966% 3/31/17 (d)	6,715,000	6,735,461
2.55% 9/18/15	2,052,000	2,070,322
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	944,174
2.25% 7/11/19	3,500,000	3,504,515
2.45% 1/10/19	590,000	596,095
2.45% 1/16/20	3,000,000	3,021,090
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	936,878
2.5% 5/1/19	550,000	556,759
3.5% 1/20/17	1,378,000	1,435,438
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	1,995,838
The Toronto Dominion Bank:
2.125% 7/2/19	5,000,000	5,052,085
2.25% 11/5/19	2,000,000	2,026,360
2.375% 10/19/16	1,230,000	1,260,873
2.625% 9/10/18	1,200,000	1,238,039
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
U.S. Bancorp 1.95% 11/15/18	$ 2,000,000	$ 2,023,580
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,209,034
Wachovia Bank NA 6% 11/15/17	570,000	638,882
Wachovia Corp. 5.625% 10/15/16	590,000	632,763
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,302,262
2.15% 1/15/19	2,500,000	2,522,870
Westpac Banking Corp. 1.2% 5/19/17	1,100,000	1,101,271
		256,934,905
Capital Markets - 4.5%
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	1,001,781
2.5% 2/13/19	2,250,000	2,290,448
Goldman Sachs Group, Inc.:
1.0429% 12/15/17 (d)	3,000,000	3,005,730
2.375% 1/22/18	5,850,000	5,956,844
2.625% 1/31/19	9,000,000	9,154,818
5.95% 1/18/18	1,693,000	1,887,631
6.15% 4/1/18	402,000	451,857
Lazard Group LLC:
4.25% 11/14/20	250,000	266,197
6.85% 6/15/17	815,000	907,174
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,026,510
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	44,504
6.875% 4/25/18	726,000	831,968
Morgan Stanley:
1.875% 1/5/18	2,000,000	2,008,362
2.125% 4/25/18	580,000	584,262
2.375% 7/23/19	7,660,000	7,706,703
2.5% 1/24/19	1,750,000	1,776,775
2.65% 1/27/20	8,000,000	8,066,656
4.75% 3/22/17	2,000,000	2,132,958
5.45% 1/9/17	1,200,000	1,287,000
5.625% 9/23/19	112,000	127,136
5.95% 12/28/17	383,000	425,817
7.3% 5/13/19	603,000	720,180
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp. 2.4% 1/17/17	$ 1,250,000	$ 1,281,696
UBS AG Stamford Branch 1.375% 8/14/17	6,700,000	6,698,104
		60,641,111
Consumer Finance - 6.1%
Ally Financial, Inc. 3.25% 2/13/18	3,000,000	3,000,000
American Express Co. 1.55% 5/22/18	3,000,000	2,996,916
American Express Credit Corp.:
1.3% 7/29/16	520,000	522,698
2.125% 3/18/19	3,520,000	3,542,021
American Honda Finance Corp.:
1.2% 7/14/17	5,000,000	5,009,660
1.5% 9/11/17 (b)	620,000	624,652
2.125% 10/10/18	500,000	506,439
Capital One Financial Corp.:
2.45% 4/24/19	2,450,000	2,476,195
3.15% 7/15/16	1,605,000	1,646,610
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,167,582
Discover Financial Services 6.45% 6/12/17	3,381,000	3,714,177
Ford Motor Credit Co. LLC:
1.684% 9/8/17	1,000,000	1,001,007
1.7% 5/9/16	600,000	603,385
2.145% 1/9/18	2,500,000	2,528,145
2.597% 11/4/19	5,000,000	5,060,170
2.875% 10/1/18	2,500,000	2,576,343
3% 6/12/17	4,500,000	4,651,025
General Electric Capital Corp.:
1% 1/8/16	727,000	730,623
1.5% 7/12/16	2,200,000	2,222,453
1.6% 11/20/17	1,860,000	1,881,935
1.625% 4/2/18	2,370,000	2,387,239
2.2% 1/9/20	9,000,000	9,084,213
2.3% 1/14/19	3,000,000	3,077,955
2.9% 1/9/17	640,000	663,551
2.95% 5/9/16	255,000	261,849
3.35% 10/17/16	610,000	634,505
6.375% 11/15/67 (d)	1,275,000	1,386,818
Hyundai Capital America:
1.45% 2/6/17 (b)	632,000	630,199
1.625% 10/2/15 (b)	246,000	247,140
2.125% 10/2/17 (b)	224,000	225,956
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.55% 2/6/19 (b)	$ 4,759,000	$ 4,783,209
2.875% 8/9/18 (b)	2,606,000	2,667,707
Synchrony Financial:
1.875% 8/15/17	173,000	173,222
2.7% 2/3/20	2,500,000	2,498,478
3% 8/15/19	3,000,000	3,051,321
Toyota Motor Credit Corp. 2% 10/24/18	2,500,000	2,546,480
		82,781,878
Diversified Financial Services - 1.0%
AIG Global Funding 1.65% 12/15/17 (b)	2,000,000	2,009,464
Berkshire Hathaway Finance Corp.:
0.5533% 1/12/18 (d)	5,000,000	5,005,600
1.6% 5/15/17	620,000	629,871
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	355,497
Moody's Corp. 2.75% 7/15/19	5,000,000	5,081,780
		13,082,212
Insurance - 2.9%
AIA Group Ltd. 2.25% 3/11/19 (b)	3,529,000	3,525,852
American International Group, Inc.:
2.3% 7/16/19	5,304,000	5,367,261
5.45% 5/18/17	3,000,000	3,266,559
Aon Corp.:
3.125% 5/27/16	2,000,000	2,050,172
3.5% 9/30/15	1,911,000	1,941,769
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	259,000	268,065
Hartford Financial Services Group, Inc.:
4% 10/15/17	2,940,000	3,130,274
5.375% 3/15/17	18,000	19,425
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	599,000	664,435
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	499,733
2.55% 10/15/18	517,000	528,355
MassMutual Global Funding II 2.35% 4/9/19 (b)	1,000,000	1,017,529
MetLife, Inc.:
1.756% 12/15/17	269,000	271,852
1.903% 12/15/17	180,000	181,307
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	$ 1,500,000	$ 1,506,309
1.5% 1/10/18 (b)	4,431,000	4,439,282
Pacific LifeCorp 6% 2/10/20 (b)	1,579,000	1,785,941
Pricoa Global Funding I:
1.15% 11/25/16 (b)	2,000,000	2,001,468
1.6% 5/29/18 (b)	967,000	962,971
Principal Life Global Funding II 2.375% 9/11/19 (b)	2,200,000	2,212,965
Symetra Financial Corp. 6.125% 4/1/16 (b)	892,000	929,399
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	280,000	285,775
Unum Group:
5.625% 9/15/20	1,019,000	1,154,203
7.125% 9/30/16	704,000	765,504
		38,776,405
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	199,023
Boston Properties, Inc. 5.875% 10/15/19	446,000	515,766
DDR Corp.:
4.75% 4/15/18	1,634,000	1,753,418
7.5% 4/1/17	389,000	433,305
Duke Realty LP:
5.95% 2/15/17	354,000	383,142
6.75% 3/15/20	35,000	41,403
8.25% 8/15/19	7,000	8,630
Equity One, Inc.:
6% 9/15/17	509,000	556,773
6.25% 1/15/17	74,000	79,757
Federal Realty Investment Trust:
5.9% 4/1/20	5,000	5,794
6.2% 1/15/17	94,000	102,302
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,076,191
HCP, Inc. 3.75% 2/1/16	272,000	279,099
Health Care Property Investors, Inc. 6% 1/30/17	750,000	813,455
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	252,029
4.7% 9/15/17	436,000	468,748
HRPT Properties Trust:
5.75% 11/1/15	211,000	212,524
6.25% 6/15/17	186,000	199,583
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 95,000	$ 104,124
Select Income (REIT) 2.85% 2/1/18	597,000	599,377
Simon Property Group LP:
2.15% 9/15/17	1,000,000	1,022,299
2.2% 2/1/19	462,000	467,811
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	461,682
		12,036,235
Real Estate Management & Development - 1.4%
BioMed Realty LP:
2.625% 5/1/19	3,295,000	3,310,454
3.85% 4/15/16	1,379,000	1,419,352
4.25% 7/15/22	277,000	291,527
6.125% 4/15/20	6,000	6,882
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	54,850
5.7% 5/1/17	369,000	399,185
6% 4/1/16	124,000	130,071
ERP Operating LP:
2.375% 7/1/19	391,000	393,548
5.75% 6/15/17	1,003,000	1,100,310
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,211,773
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,135,310
5.125% 3/2/15	170,000	170,000
5.5% 12/15/16	2,260,000	2,419,362
6.625% 10/1/17	1,082,000	1,207,931
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	440,745
4.5% 4/18/22	185,000	187,082
7.75% 8/15/19	1,064,000	1,235,723
Prime Property Funding, Inc.:
5.625% 1/15/17 (b)	453,000	477,464
5.7% 4/15/17 (b)	405,000	430,349
Reckson Operating Partnership LP 6% 3/31/16	152,000	159,023
Regency Centers LP:
5.25% 8/1/15	522,000	531,644
5.875% 6/15/17	244,000	267,367
Tanger Properties LP 6.125% 6/1/20	606,000	702,424
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP:
1.25% 4/17/17	$ 263,000	$ 262,032
1.55% 9/26/16	346,000	348,367
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	393,000	395,704
		19,688,479
TOTAL FINANCIALS		483,941,225
HEALTH CARE - 2.6%
Biotechnology - 0.6%
Amgen, Inc.:
0.6415% 5/22/17 (d)	3,000,000	3,003,099
1.25% 5/22/17	1,500,000	1,499,120
2.2% 5/22/19	3,000,000	3,017,367
5.85% 6/1/17	446,000	490,297
Celgene Corp. 2.45% 10/15/15	56,000	56,606
		8,066,489
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co.:
1.8% 12/15/17	1,486,000	1,497,812
2.675% 12/15/19	329,000	336,454
Medtronic, Inc.:
1.5% 3/15/18 (b)	1,770,000	1,773,522
2.5% 3/15/20 (b)	2,200,000	2,237,264
		5,845,052
Health Care Providers & Services - 0.9%
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	289,210
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,497,621
2.25% 6/15/19	1,000,000	1,000,268
Express Scripts, Inc. 3.125% 5/15/16	555,000	569,085
McKesson Corp. 2.284% 3/15/19	686,000	691,036
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,119,737
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,144,854
2.875% 12/15/21	2,000,000	2,056,248
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.875% 1/15/18	$ 326,000	$ 327,562
2.25% 8/15/19	2,950,000	2,957,068
		12,652,689
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	136,034
2.4% 2/1/19	3,086,000	3,121,344
		3,257,378
Pharmaceuticals - 0.4%
AbbVie, Inc. 1.75% 11/6/17	1,062,000	1,070,126
Actavis Funding SCS 2.45% 6/15/19	352,000	349,542
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	1,863,000	1,874,029
2.375% 10/8/19 (b)	619,000	628,780
Mylan, Inc. 1.35% 11/29/16	160,000	159,762
Perrigo Co. PLC 1.3% 11/8/16	200,000	199,646
Perrigo Finance PLC 3.5% 12/15/21	263,000	272,123
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	209,622
Zoetis, Inc. 1.875% 2/1/18	596,000	595,532
		5,359,162
TOTAL HEALTH CARE		35,180,770
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
L-3 Communications Corp. 1.5% 5/28/17	2,500,000	2,476,228
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	215,767	222,369
6.795% 2/2/20	5,668	5,980
6.9% 7/2/19	56,299	58,900
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	194,708	206,878
8.36% 1/20/19	141,749	154,861
		648,988
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	238,000	240,389
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	$ 442,000	$ 494,160
Roper Industries, Inc. 2.05% 10/1/18	840,000	841,360
		1,335,520
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	262,768
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	414,000	412,448
3.75% 2/1/22	1,228,000	1,246,922
3.875% 4/1/21	500,000	515,000
4.75% 3/1/20	605,000	651,888
		2,826,258
TOTAL INDUSTRIALS		7,790,151
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.1%
Cisco Systems, Inc. 2.125% 3/1/19	1,500,000	1,527,821
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,428,861
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,012,741
2.375% 12/17/18	99,000	100,218
6.55% 10/1/17	4,476,000	5,025,823
		9,567,643
IT Services - 0.4%
MasterCard, Inc. 2% 4/1/19	289,000	293,277
The Western Union Co.:
2.875% 12/10/17	773,000	791,802
3.65% 8/22/18	768,000	799,886
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,614,278
2.95% 3/15/17	1,057,000	1,088,895
		5,588,138
Software - 0.1%
Oracle Corp. 2.25% 10/8/19	1,552,000	1,580,723
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
1% 5/3/18	$ 1,730,000	$ 1,716,210
2.85% 5/6/21	850,000	883,056
		2,599,266
TOTAL INFORMATION TECHNOLOGY		20,863,591
MATERIALS - 1.6%
Chemicals - 0.6%
Albemarle Corp. U.S. 3% 12/1/19	1,321,000	1,328,815
Ecolab, Inc.:
1.45% 12/8/17	335,000	334,215
1.55% 1/12/18	2,500,000	2,498,063
Monsanto Co. 2.125% 7/15/19	3,000,000	3,030,246
Sherwin-Williams Co. 1.35% 12/15/17	620,000	619,630
		7,810,969
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	319,000	341,572
Metals & Mining - 1.0%
Anglo American Capital PLC:
1.2033% 4/15/16 (b)(d)	1,624,000	1,623,043
4.125% 4/15/21 (b)	620,000	630,693
9.375% 4/8/19 (b)	630,000	779,432
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	630,000	665,014
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	660,599
2.375% 3/15/18	4,000,000	3,919,812
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,450,194
Teck Resources Ltd. 3% 3/1/19	3,000,000	2,925,660
Vale Overseas Ltd. 6.25% 1/23/17	403,000	428,655
		14,083,102
TOTAL MATERIALS		22,235,643
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,605,444
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
2.375% 11/27/18	$ 2,000,000	$ 2,019,380
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	998,530
1.625% 6/28/16	4,314,000	4,345,384
2.35% 2/14/19	4,296,000	4,352,239
CenturyLink, Inc. 6.15% 9/15/19	592,000	646,760
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	923,000	944,280
5.75% 3/23/16	2,000,000	2,100,396
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,283,766
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	614,572
1.35% 6/9/17	750,000	749,884
2% 11/1/16	1,279,000	1,297,927
2.5% 9/15/16	1,044,000	1,067,537
2.625% 2/21/20 (b)	2,913,000	2,938,984
3.65% 9/14/18	3,000,000	3,179,403
4.5% 9/15/20	3,000,000	3,299,466
6.1% 4/15/18	3,425,000	3,871,038
		35,314,990
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de CV 2.375% 9/8/16	2,646,000	2,688,071
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,613,471
1.625% 3/20/17	5,400,000	5,436,731
5.45% 6/10/19	2,000,000	2,267,362
		13,005,635
TOTAL TELECOMMUNICATION SERVICES		48,320,625
UTILITIES - 3.7%
Electric Utilities - 1.6%
AmerenUE 6.4% 6/15/17	519,000	575,381
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	830,884
Commonwealth Edison Co. 2.15% 1/15/19	188,000	189,833
Duke Energy Corp.:
0.6356% 4/3/17 (d)	894,000	894,531
1.625% 8/15/17	304,000	307,941
2.1% 6/15/18	395,000	402,012
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	$ 48,000	$ 56,896
Edison International 3.75% 9/15/17	431,000	456,463
Eversource Energy 1.45% 5/1/18	153,000	151,582
Exelon Corp. 4.9% 6/15/15	3,180,000	3,217,578
FirstEnergy Corp.:
2.75% 3/15/18	3,987,000	4,063,873
4.25% 3/15/23	600,000	631,729
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	727,759
Hydro-Quebec 2% 6/30/16	2,500,000	2,544,373
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	482,873
3.75% 11/15/20	2,000	2,098
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,792,337
6.5% 8/1/18	273,000	315,578
PacifiCorp 5.5% 1/15/19	2,750,000	3,122,237
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	127,521
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	460,565
TECO Finance, Inc.:
4% 3/15/16	171,000	176,303
5.15% 3/15/20	252,000	281,600
		21,811,947
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (b)	1,096,000	1,209,175
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,891,300
Multi-Utilities - 1.8%
Ameren Illinois Co. 6.125% 11/15/17	62,000	69,908
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,236,471
2.5% 12/1/19	5,300,000	5,381,175
2.5566% 9/30/66 (d)	651,000	605,239
7.5% 6/30/66 (d)	567,000	586,732
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	1,000,000	997,689
2% 11/15/18	544,000	549,853
National Grid PLC 6.3% 8/1/16	248,000	267,659
NiSource Finance Corp.:
3.85% 2/15/23	700,000	738,709
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.25% 9/15/17	$ 402,000	$ 439,381
5.45% 9/15/20	43,000	49,220
6.4% 3/15/18	2,230,000	2,539,528
NSTAR 4.5% 11/15/19	2,500,000	2,741,958
PG&E Corp. 2.4% 3/1/19	74,000	74,554
Puget Energy, Inc. 6.5% 12/15/20	253,000	302,805
Sempra Energy 2.3% 4/1/17	4,935,000	5,038,063
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	454,000	456,247
		24,075,191
TOTAL UTILITIES		49,987,613
TOTAL NONCONVERTIBLE BONDS (Cost $872,331,761)		882,684,032
U.S. Government and Government Agency Obligations - 13.6%

U.S. Government Agency Obligations - 1.5%
Federal Home Loan Bank 0.625% 11/23/16	5,775,000	5,773,025
Freddie Mac:
0.5% 1/27/17	11,320,000	11,281,037
0.75% 1/12/18	1,190,000	1,177,969
1% 9/29/17	1,871,000	1,874,549
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		20,106,580
U.S. Treasury Obligations - 12.1%
U.S. Treasury Notes:
0.5% 7/31/17	31,000,000	30,755,379
0.625% 12/15/16 (c)	22,044,000	22,068,116
0.75% 1/15/17	11,748,000	11,782,880
0.875% 10/15/17	39,230,000	39,199,342
1% 12/15/17	33,834,000	33,876,293
1% 2/15/18	10,000,000	9,999,220
1.25% 1/31/20	10,000,000	9,880,470
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 2/28/19	$ 2,410,000	$ 2,413,576
1.625% 6/30/19	3,081,000	3,109,884
TOTAL U.S. TREASURY OBLIGATIONS		163,085,160
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $182,982,928)		183,191,740
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 1.0%
2.276% 11/1/36 (d)	180,819	192,819
2.31% 12/1/39 (d)	55,050	58,939
2.359% 4/1/35 (d)	445,607	476,664
2.364% 12/1/33 (d)	765,046	819,087
2.375% 7/1/35 (d)	92,468	98,766
2.445% 3/1/40 (d)	111,437	119,058
2.539% 1/1/40 (d)	193,536	206,245
2.542% 6/1/42 (d)	72,563	75,052
2.69% 2/1/42 (d)	677,459	704,509
2.763% 1/1/42 (d)	591,693	615,940
2.96% 11/1/40 (d)	42,266	44,439
2.982% 9/1/41 (d)	45,651	47,728
3.059% 10/1/41 (d)	29,763	31,136
3.235% 7/1/41 (d)	78,507	82,562
3.318% 10/1/41 (d)	36,901	38,834
3.5% 7/1/26 to 10/1/29	7,963,696	8,510,709
3.563% 7/1/41 (d)	77,993	82,276
3.567% 3/1/40 (d)	178,928	190,199
4.5% 3/1/35	46,177	50,396
6% 5/1/16 to 4/1/17	39,885	41,065
6.5% 6/1/15 to 8/1/36	664,325	766,079
7% 9/1/18 to 6/1/33	365,568	429,417
7.5% 8/1/17 to 3/1/28	132,853	156,296
8.5% 5/1/21 to 9/1/25	10,152	11,852
9.5% 2/1/25	688	768
10.5% 8/1/20	6,611	7,420
TOTAL FANNIE MAE		13,858,255
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 0.4%
3.227% 9/1/41 (d)	$ 46,929	$ 49,277
3.242% 4/1/41 (d)	47,787	50,113
3.298% 6/1/41 (d)	60,408	63,399
3.468% 5/1/41 (d)	54,427	57,453
3.5% 8/1/26	3,600,000	3,828,911
3.562% 4/1/40 (d)	125,317	131,022
3.602% 2/1/40 (d)	181,740	190,140
3.626% 6/1/41 (d)	86,476	91,266
3.635% 4/1/40 (d)	110,084	117,860
3.71% 5/1/41 (d)	61,688	64,893
4.5% 8/1/18	291,891	306,406
5% 3/1/19	522,589	550,315
8.5% 9/1/24 to 8/1/27	32,822	39,441
TOTAL FREDDIE MAC		5,540,496
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	94,580	110,650
7.5% 2/15/28 to 10/15/28	3,648	4,362
8% 6/15/24	82	95
8.5% 10/15/21	26,833	30,837
11% 7/20/19 to 8/20/19	1,586	1,794
TOTAL GINNIE MAE		147,738
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $19,317,024)		19,546,489
Asset-Backed Securities - 8.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (d)	56,669	49,099
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (d)	38,658	37,970
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	293,246
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,026,958
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,426,045
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,872,574
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,002,409
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	906,000	906,491
Asset-Backed Securities - continued
	Principal Amount	Value
American Express Credit Account Master Trust: - continued
Series 2014-3 Class A, 1.49% 4/15/20	$ 2,000,000	$ 2,007,956
Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,785,976
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	505,000	504,877
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	714,000	713,829
Series 2014-2 Class A3, 0.94% 2/8/19	1,300,000	1,295,421
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (d)	5,905	5,446
Series 2004-R2 Class M3, 0.9933% 4/25/34 (d)	10,238	7,092
Series 2005-R2 Class M1, 0.621% 4/25/35 (d)	14,748	14,735
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (d)	4,092	3,802
Series 2004-W11 Class M2, 1.221% 11/25/34 (d)	63,962	61,781
Series 2004-W7 Class M1, 0.9933% 5/25/34 (d)	185,706	177,318
Series 2006-W4 Class A2C, 0.331% 5/25/36 (d)	133,931	46,432
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9933% 4/25/34 (d)	153,198	140,048
Series 2006-HE2 Class M1, 0.5383% 3/25/36 (d)	3,292	378
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.296% 2/25/35 (d)	413,777	370,142
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,800,000	1,802,783
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,000,000	999,181
Series 2014-3 Class A2, 1.18% 12/20/17	1,176,000	1,176,260
Series 2015-1 Class A2, 1.42% 6/20/18	1,807,000	1,803,256
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	2,365,000	2,361,377
Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,209,948
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (d)	205,465	136,967
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	4,238,000	4,245,391
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	1,640,000	1,638,101
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	1,390,000	1,399,962
CNH Equipment Trust Series 2014-C Class A2, 0.63% 12/15/17	3,000,000	2,999,799
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.421% 3/25/32 (MGIC Investment Corp. Insured) (d)	$ 9,741	$ 8,670
Series 2004-3 Class M4, 1.626% 4/25/34 (d)	8,503	6,985
Series 2004-4 Class M2, 0.966% 6/25/34 (d)	9,755	8,790
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,779,591
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	1,832,636	1,832,118
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	3,800,000	3,798,081
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	2,822,000	2,821,529
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (d)	4,436	4,143
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (d)	33,155	29,355
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (b)	3,299,000	3,333,260
Series 2015-1 Class A, 2.12% 7/15/26 (b)	2,785,000	2,777,430
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	4,310,000	4,372,504
Series 2012-5 Class A, 1.49% 9/15/19	8,055,000	8,051,536
Series 2014-1 Class A1, 1.2% 2/15/19	3,500,000	3,505,499
Series 2014-4 Class A1, 1.4% 8/15/19	9,000,000	8,998,821
Series 2015-1 Class A1, 1.42% 1/15/20	4,000,000	3,983,064
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9033% 1/25/35 (d)	81,136	66,773
Class M4, 1.1883% 1/25/35 (d)	39,567	26,015
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (b)(d)	190,176	163,416
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (b)(d)	4,870	4,687
Series 2006-2A:
Class A, 0.353% 11/15/34 (b)(d)	125,881	120,091
Class B, 0.453% 11/15/34 (b)(d)	45,674	42,282
Class C, 0.553% 11/15/34 (b)(d)	75,380	66,442
Class D, 0.923% 11/15/34 (b)(d)	28,592	24,831
GM Financial Automobile Leasing Trust Series 2014-2A Class A3, 1.22% 1/22/18 (b)	1,950,000	1,949,893
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	54,683	2,248
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (d)	35,509	33,416
Series 2003-3 Class M1, 1.461% 8/25/33 (d)	41,931	40,389
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-5 Class A2, 0.871% 12/25/33 (d)	$ 2,817	$ 2,680
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (d)	141,116	90,612
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (b)	1,200,000	1,199,735
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4683% 7/25/36 (d)	24,070	10,595
Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (d)	84,793	83,985
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (d)	16,718	16,651
Series 2006-A Class 2C, 1.4046% 3/27/42 (d)	392,000	69,007
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (d)	45,968	461
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (b)	1,750,000	1,750,443
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (d)	15,632	11,425
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (d)	49,296	44,439
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (d)	47,236	43,859
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (d)	197,341	188,513
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (d)	4,895	4,493
Series 2004-NC8 Class M6, 2.0433% 9/25/34 (d)	60,374	51,515
Series 2005-NC1 Class M1, 0.831% 1/25/35 (d)	39,353	36,859
Series 2005-NC2 Class B1, 1.926% 3/25/35 (d)	27,794	639
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (d)	162,650	145,048
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,491,295
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (d)	60,741	56,956
Class M4, 2.3433% 9/25/34 (d)	77,891	47,073
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (d)	126,217	111,796
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (d)	582	533
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	280,000	283,144
Series 2013-5 Class A3, 0.82% 2/15/18	2,500,000	2,501,598
Series 2014-4 Class B, 1.82% 5/15/19	774,000	772,654
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (d)	99,481	90,334
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (d)	$ 89,594	$ 86,603
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (d)	5,171	4,455
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (d)	2,472	2,171
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (b)(d)	316,998	168,009
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	3,104,000	3,109,721
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (b)(d)	203,978	205,602
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,759,000	1,754,566
World Omni Automobile Lease Securitization Trust Series 2014-A Class A3, 1.16% 9/15/17	1,160,000	1,162,627
TOTAL ASSET-BACKED SECURITIES (Cost $114,735,407)		115,975,005
Collateralized Mortgage Obligations - 1.1%

Private Sponsor - 0.4%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5861% 5/27/35 (b)(d)	746,760	767,578
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2735% 12/20/54 (d)	25,291	25,013
Series 2006-1A:
Class A5, 0.3135% 12/20/54 (b)(d)	635,727	632,167
Class C2, 1.3735% 12/20/54 (b)(d)	578,000	571,815
Series 2006-2 Class C1, 1.1135% 12/20/54 (d)	463,000	454,851
Series 2006-3 Class C2, 1.1735% 12/20/54 (d)	128,000	126,029
Series 2006-4:
Class B1, 0.3535% 12/20/54 (d)	521,000	510,841
Class C1, 0.9335% 12/20/54 (d)	319,000	310,291
Class M1, 0.5135% 12/20/54 (d)	137,000	133,370
Series 2007-1:
Class 1C1, 0.7735% 12/20/54 (d)	258,000	248,738
Class 1M1, 0.4735% 12/20/54 (d)	172,000	166,840
Class 2C1, 1.0335% 12/20/54 (d)	117,000	114,449
Class 2M1, 0.6735% 12/20/54 (d)	222,000	217,493
Series 2007-2 Class 2C1, 1.033% 12/17/54 (d)	308,000	301,255
Granite Mortgages Series 2003-2 Class 1A3, 0.7566% 7/20/43 (d)	105,119	105,095
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7066% 1/20/44 (d)	$ 36,767	$ 38,235
Series 2004-1 Class 2A1, 0.5671% 3/20/44 (d)	538,945	537,973
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (d)	39,010	36,497
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (d)	81,239	74,333
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (b)(d)	55,484	51,665
Class B6, 3.0163% 6/10/35 (b)(d)	92,304	85,554
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (d)	2,823	2,768
TOTAL PRIVATE SPONSOR		5,512,850
U.S. Government Agency - 0.7%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	481,597	511,584
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	9,099	9,451
sequential payer Series 2011-99 Class DV, 5% 1/25/26	2,932,530	3,110,690
Series 2010-123 Class DL, 3.5% 11/25/25	123,207	127,063
Series 2010-143 Class B, 3.5% 12/25/25	220,011	228,074
Series 2014-57 Class A, 3% 9/25/44	2,691,433	2,773,434
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	28,201	29,124
Series 2363 Class PF, 6% 9/15/16	29,663	30,477
Series 3820 Class DA, 4% 11/15/35	356,513	380,392
Series 4176 Class BA, 3% 2/15/33	506,442	524,063
Series 3777 Class AC, 3.5% 12/15/25	649,473	689,038
Series 3949 Class MK, 4.5% 10/15/34	297,920	323,370
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 4181 Class LA, 3% 3/15/37	$ 721,928	$ 747,877
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	47,533	48,323
TOTAL U.S. GOVERNMENT AGENCY		9,532,960
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,261,867)		15,045,810
Commercial Mortgage Securities - 6.7%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (b)	579,582	600,468
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (d)(f)	60,712	1,065
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2:
Class A4, 5.729% 5/10/45 (d)	4,968,000	5,134,801
Class AAB, 5.711% 5/10/45 (d)	25,808	25,942
Series 2006-3 Class A4, 5.889% 7/10/44	1,622,301	1,697,386
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	437,865
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	837,532	883,763
Series 2006-6 Class E, 5.619% 10/10/45 (b)	125,000	17,248
Series 2007-3:
Class A3, 5.5907% 6/10/49 (d)	256,836	257,522
Class A4, 5.5907% 6/10/49 (d)	721,000	770,192
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (b)(d)	4,188	3,779
Series 2005-4A:
Class A2, 0.561% 1/25/36 (b)(d)	96,080	85,336
Class B1, 1.571% 1/25/36 (b)(d)	3,992	1,849
Class M1, 0.621% 1/25/36 (b)(d)	30,994	24,419
Class M2, 0.641% 1/25/36 (b)(d)	9,298	7,221
Class M3, 0.671% 1/25/36 (b)(d)	13,579	10,128
Class M4, 0.781% 1/25/36 (b)(d)	7,510	5,471
Class M5, 0.821% 1/25/36 (b)(d)	7,510	5,259
Class M6, 0.871% 1/25/36 (b)(d)	7,977	5,291
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A Class M4, 0.601% 10/25/36 (b)(d)	$ 5,606	$ 667
Series 2007-1 Class A2, 0.441% 3/25/37 (b)(d)	66,256	56,922
Series 2007-2A:
Class A1, 0.441% 7/25/37 (b)(d)	68,915	58,106
Class A2, 0.491% 7/25/37 (b)(d)	64,430	51,708
Class M1, 0.541% 7/25/37 (b)(d)	22,625	7,851
Class M2, 0.581% 7/25/37 (b)(d)	12,223	2,436
Class M3, 0.661% 7/25/37 (b)(d)	9,314	699
Series 2007-3:
Class A2, 0.461% 7/25/37 (b)(d)	61,397	51,322
Class M1, 0.481% 7/25/37 (b)(d)	13,620	10,507
Class M2, 0.511% 7/25/37 (b)(d)	14,613	9,384
Class M3, 0.541% 7/25/37 (b)(d)	22,543	9,581
Class M4, 0.671% 7/25/37 (b)(d)	35,668	10,897
Class M5, 0.771% 7/25/37 (b)(d)	17,146	2,856
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (b)(d)	27,662	5,231
Class M2, 1.2183% 9/25/37 (b)(d)	7,948	1,253
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(d)(f)	611,027	12,943
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	760,616	802,771
Series 2006-PW14 Class A1A, 5.189% 12/11/38	364,627	385,123
Series 2006-T22 Class A1A, 5.5714% 4/12/38 (d)	830,489	862,353
Series 2006-PW12 Class A1A, 5.6971% 9/11/38 (d)	670,459	700,245
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (b)(d)(f)	9,943,581	33,291
Series 2007-T28 Class X2, 0.1365% 9/11/42 (b)(d)(f)	6,193,122	8,441
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (b)(d)	41,087	39,053
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	867,599	941,682
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5665% 12/15/27 (b)(d)	5,000,000	5,017,175
Citigroup Commercial Mortgage Trust sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,162,000	1,223,377
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	19,613	19,752
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2006-CD2 Class A1B, 5.3037% 1/15/46 (d)	$ 1,277,635	$ 1,311,092
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (d)	241,000	234,241
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.067% 6/11/27 (b)(d)	1,500,000	1,494,461
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,184,078
Series 2014-CR15 Class A2, 2.928% 2/10/47	884,000	915,221
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	821,181
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,014,177
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,018,243
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.023% 4/15/17 (b)(d)	14,378	14,381
sequential payer:
Series 2006-C7 Class A1A, 5.7449% 6/10/46 (d)	1,031,439	1,076,979
Series 2006-C8:
Class A1A, 5.292% 12/10/46	744,006	791,426
Class A4, 5.306% 12/10/46	1,222,551	1,288,098
Series 2006-C7 Class A4, 5.7559% 6/10/46 (d)	394,280	409,703
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (d)	432,000	461,230
Series 2007-C3 Class A4, 5.6983% 6/15/39 (d)	74,121	79,271
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (b)(d)	147,919	147,303
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	570	0
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (b)(d)	330,000	35,871
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(d)	810,000	806,932
Class B, 1.45% 4/15/27 (b)(d)	711,000	707,857
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.971% 12/5/31 (b)(d)	462,162	460,660
Class A2FL, 0.871% 12/5/31 (b)(d)	630,000	628,054
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.45% 12/15/16 (b)(d)	3,000,000	2,999,158
Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)	2,358,850	2,388,865
Commercial Mortgage Securities - continued
	Principal Amount	Value
GAHR Commercial Mortgage Trust: - continued
Series 2015-NRF:
Class CFX, 3.3822% 12/15/19 (b)	$ 1,059,000	$ 1,053,976
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,203,549
Series 2006-C1 Class A1A, 5.2751% 3/10/44 (d)	479,417	493,893
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,155,381
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.5545% 4/10/38 (d)	424,986	437,618
Class A4, 5.553% 4/10/38 (d)	1,741,000	1,775,790
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	150,000	152,234
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1665% 7/15/31 (b)(d)	487,000	487,000
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	436,643	462,718
Class A4, 5.56% 11/10/39	3,868,098	4,073,807
Series 2012-GC6 Class A1, 1.282% 1/10/45	72,891	73,124
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.172% 11/5/30 (b)(d)	478,936	478,796
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	110,000	111,671
Class DFX, 4.4065% 11/5/30 (b)	1,039,000	1,058,126
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (b)(d)	17,459	17,281
Class F, 0.503% 11/15/18 (b)(d)	44,014	42,789
Class G, 0.533% 11/15/18 (b)(d)	38,259	36,914
Class H, 0.673% 11/15/18 (b)(d)	29,463	28,246
Series 2014-BXH Class A, 1.073% 4/15/27 (b)(d)	1,100,000	1,099,773
Series 2014-FL5 Class A, 1.1465% 7/15/31 (b)(d)	1,700,000	1,688,168
sequential payer:
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	422,140	441,048
Class A4, 5.399% 5/15/45	2,396,182	2,507,111
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (d)	29,781	31,881
Series 2007-LDPX Class A3, 5.42% 1/15/49	558,529	593,619
Series 2006-LDP7 Class A1A, 5.8754% 4/15/45 (d)	983,944	1,034,004
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	$ 2,175,012	$ 2,218,553
Series 2006-C6 Class A4, 5.372% 9/15/39	233,000	245,188
Series 2006-C7:
Class A1A, 5.335% 11/15/38	2,257,937	2,385,779
Class A2, 5.3% 11/15/38	111,692	113,003
Series 2007-C1 Class A4, 5.424% 2/15/40	27,125	28,837
Series 2007-C2 Class A3, 5.43% 2/15/40	84,945	90,394
Series 2006-C6 Class A1A, 5.342% 9/15/39 (d)	1,119,756	1,177,298
Series 2007-C7 Class A3, 5.866% 9/15/45	1,250,136	1,368,396
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2878% 11/12/37 (d)	230,468	235,414
Series 2005-LC1 Class F, 5.4198% 1/12/44 (b)(d)	188,000	183,495
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	723,817	761,678
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (d)	47,694	48,454
Series 2007-5 Class A4, 5.378% 8/12/48	8,439	8,933
Series 2007-6 Class B, 5.635% 3/12/51 (d)	216,000	67,217
Series 2007-7 Class B, 5.7473% 6/12/50 (d)	19,000	773
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	846,183
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (b)(d)	40,774	36,317
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (b)(d)	859	855
Class D, 0.357% 10/15/20 (b)(d)	76,067	75,608
Class E, 0.417% 10/15/20 (b)(d)	95,138	94,298
Class F, 0.467% 10/15/20 (b)(d)	57,094	56,561
Class G, 0.507% 10/15/20 (b)(d)	70,577	69,707
Class H, 0.597% 10/15/20 (b)(d)	44,426	42,990
Class J, 0.747% 10/15/20 (b)(d)	25,649	23,537
sequential payer Series 2007-IQ13 Class A1A, 5.312% 3/15/44	357,358	381,445
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	681,476	707,848
Series 2006-IQ11 Class A1A, 5.6514% 10/15/42 (d)	835,668	862,446
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,195,000	1,280,629
Series 2007-T27 Class A1A, 5.6506% 6/11/42 (d)	946,499	1,022,177
Commercial Mortgage Securities - continued
	Principal Amount	Value
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	$ 35,784	$ 37,345
SCG Trust Series 2013-SRP1 Class A, 1.5665% 11/15/26 (b)(d)	518,000	518,018
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	528,469
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (b)(d)	20,533	20,234
Class J, 0.773% 9/15/21 (b)(d)	45,086	42,794
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (b)(d)	526,588	504,620
Class LXR1, 0.873% 6/15/20 (b)(d)	26,291	25,497
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,666,933	1,766,385
Class A4, 5.308% 11/15/48	566,814	596,408
Series 2007-C30 Class A5, 5.342% 12/15/43	231,000	245,999
Series 2007-C32 Class A3, 5.7206% 6/15/49 (d)	367,000	392,683
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (d)	2,656,016	2,831,743
Class A5, 5.9428% 2/15/51 (d)	143,000	155,824
Series 2005-C22 Class F, 5.3597% 12/15/44 (b)(d)	360,000	90,795
Series 2006-C23 Class A1A, 5.422% 1/15/45 (d)	866,579	891,120
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	747,856	773,984
Series 2006-C25 Class A1A, 5.7071% 5/15/43 (d)	765,888	794,810
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	830,963	871,198
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (d)	443,415	465,685
Class A3, 5.765% 7/15/45 (d)	764,011	796,411
Series 2007-C31 Class C, 5.6742% 4/15/47 (d)	59,000	58,033
Series 2007-C31A Class A2, 5.421% 4/15/47	68,911	68,857
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,332,536
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $89,942,819)		90,371,091
Municipal Securities - 0.2%
	Principal Amount	Value
Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	$ 1,575,000	$ 1,745,021
Series 2013, 2.69% 12/1/17	500,000	508,640
TOTAL MUNICIPAL SECURITIES (Cost $2,240,542)		2,253,661
Foreign Government and Government Agency Obligations - 0.4%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	520,000	523,250
6.369% 6/16/18 (b)	962,000	1,028,378
Brazilian Federative Republic 6% 1/17/17	2,000,000	2,145,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,359,170
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,030,420)		5,055,798
Bank Notes - 0.2%

Fifth Third Bank:
1.45% 2/28/18	580,000	577,514
2.875% 10/1/21	2,000,000	2,029,012
Union Bank NA 2.125% 6/16/17	700,000	708,883
TOTAL BANK NOTES (Cost $3,268,703)		3,315,409
Fixed-Income Funds - 0.8%
	Shares
Fidelity Specialized High Income Central Fund (e) (Cost $11,072,922)	107,237	11,398,265
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a) (Cost $32,978,382)	32,978,382	$ 32,978,382
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,346,162,775)		1,361,815,682
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(9,975,133)
NET ASSETS - 100%		$ 1,351,840,549
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merill Lynch International	4.60%	$ 45,542	$ (16,533)	$ -	$ (16,533)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $171,416,078 or 12.7% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $121,132.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,372
Fidelity Specialized High Income Central Fund	276,010
Total	$ 304,382
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 11,259,497	$ 280,823	$ -	$ 11,398,265	1.5%
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 882,684,032	$ -	$ 882,684,032	$ -
U.S. Government and Government Agency Obligations	183,191,740	-	183,191,740	-
U.S. Government Agency - Mortgage Securities	19,546,489	-	19,546,489	-
Asset-Backed Securities	115,975,005	-	115,806,357	168,648
Collateralized Mortgage Obligations	15,045,810	-	15,045,810	-
Commercial Mortgage Securities	90,371,091	-	90,219,587	151,504
Municipal Securities	2,253,661	-	2,253,661	-
Foreign Government and Government Agency Obligations	5,055,798	-	5,055,798	-
Bank Notes	3,315,409	-	3,315,409	-
Fixed-Income Funds	11,398,265	11,398,265	-	-
Money Market Funds	32,978,382	32,978,382	-	-
Total Investments in Securities:	$ 1,361,815,682	$ 44,376,647	$ 1,317,118,883	$ 320,152
Derivative Instruments:
Liabilities
Swaps	$ (16,533)	$ -	$ (16,533)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (16,533)
Total Value of Derivatives	$ -	$ (16,533)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.4%
United Kingdom	4.1%
Canada	4.0%
Japan	1.4%
France	1.1%
Others (Individually Less Than 1%)	5.0%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,302,111,471)	$ 1,317,439,035
Fidelity Central Funds (cost $44,051,304)	44,376,647
Total Investments (cost $1,346,162,775)		$ 1,361,815,682
Cash		902,862
Receivable for investments sold		194,382
Receivable for fund shares sold		7,035,150
Interest receivable		7,033,702
Distributions receivable from Fidelity Central Funds		4,629
Prepaid expenses		3,584
Total assets		1,376,989,991

Liabilities
Payable for investments purchased	$ 20,285,378
Payable for fund shares redeemed	2,718,399
Distributions payable	1,434,457
Bi-lateral OTC swaps, at value	16,533
Accrued management fee	338,225
Distribution and service plan fees payable	163,014
Other affiliated payables	192,332
Other payables and accrued expenses	1,104
Total liabilities		25,149,442

Net Assets		$ 1,351,840,549
Net Assets consist of:
Paid in capital		$ 1,360,167,300
Undistributed net investment income		2,306,480
Accumulated undistributed net realized gain (loss) on investments		(26,269,605)
Net unrealized appreciation (depreciation) on investments		15,636,374
Net Assets		$ 1,351,840,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($280,665,784 ÷ 24,401,678 shares)	$ 11.50

Maximum offering price per share (100/97.25 of $11.50)	$ 11.83
Class T: Net Asset Value and redemption price per share ($201,703,676 ÷ 17,525,894 shares)	$ 11.51

Maximum offering price per share (100/97.25 of $11.51)	$ 11.84
Class B: Net Asset Value and offering price per share ($1,440,898 ÷ 125,429 shares)A	$ 11.49

Class C: Net Asset Value and offering price per share ($75,334,646 ÷ 6,564,748 shares)A	$ 11.48

Fidelity Limited Term Bond Fund: Net Asset Value, offering price and redemption price per share ($448,125,093 ÷ 38,862,748 shares)	$ 11.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($344,570,452 ÷ 29,875,998 shares)	$ 11.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 11,768,414
Income from Fidelity Central Funds		304,382
Total income		12,072,796

Expenses
Management fee	$ 1,676,469
Transfer agent fees	781,349
Distribution and service plan fees	935,800
Fund wide operations fee	208,540
Independent trustees' compensation	2,146
Audit	38
Miscellaneous	609
Total expenses before reductions	3,604,951
Expense reductions	(65)	3,604,886
Net investment income (loss)		8,467,910
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	585,602
Swaps	1,442
Total net realized gain (loss)		587,044
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,995,437)
Swaps	14,692
Total change in net unrealized appreciation (depreciation)		(1,980,745)
Net gain (loss)		(1,393,701)
Net increase (decrease) in net assets resulting from operations		$ 7,074,209

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,467,910	$ 11,109,882
Net realized gain (loss)	587,044	2,598,311
Change in net unrealized appreciation (depreciation)	(1,980,745)	4,301,418
Net increase (decrease) in net assets resulting from operations	7,074,209	18,009,611
Distributions to shareholders from net investment income	(7,944,813)	(9,623,279)
Share transactions - net increase (decrease)	550,364,974	286,934,566
Total increase (decrease) in net assets	549,494,370	295,320,898

Net Assets
Beginning of period	802,346,179	507,025,281
End of period (including undistributed net investment income of $2,306,480 and undistributed net investment income of $1,783,383, respectively)	$ 1,351,840,549	$ 802,346,179

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 11.33	$ 11.69	$ 11.45	$ 11.28	$ 10.48
Income from Investment Operations
Net investment income (loss) E	.085	.232	.243	.289	.344	.416
Net realized and unrealized gain (loss)	(.026)	.160	(.384)	.215	.163	.793
Total from investment operations	.059	.392	(.141)	.504	.507	1.209
Distributions from net investment income	(.079)	(.202)	(.219)	(.264)	(.322)	(.372)
Distributions from net realized gain	-	-	-	-	(.015)	(.037)
Total distributions	(.079)	(.202)	(.219)	(.264)	(.337)	(.409)
Net asset value, end of period	$ 11.50	$ 11.52	$ 11.33	$ 11.69	$ 11.45	$ 11.28
Total ReturnB, C, D	.52%	3.48%	(1.24)%	4.46%	4.59%	11.77%
Ratios to Average Net Assets F, H
Expenses before reductions	.77%A	.79%	.82%	.83%	.83%	.85%
Expenses net of fee waivers, if any	.77%A	.79%	.82%	.83%	.83%	.85%
Expenses net of all reductions	.77%A	.79%	.82%	.83%	.83%	.85%
Net investment income (loss)	1.49% A	2.02%	2.09%	2.52%	3.06%	3.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 280,666	$ 215,800	$ 155,980	$ 192,761	$ 187,442	$ 211,123
Portfolio turnover rateG	40% A	94%	112%	129%	108% I	107% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.34	$ 11.70	$ 11.45	$ 11.29	$ 10.48
Income from Investment Operations
Net investment income (loss) E	.085	.234	.246	.292	.348	.420
Net realized and unrealized gain (loss)	(.026)	.161	(.384)	.225	.153	.803
Total from investment operations	.059	.395	(.138)	.517	.501	1.223
Distributions from net investment income	(.079)	(.205)	(.222)	(.267)	(.326)	(.376)
Distributions from net realized gain	-	-	-	-	(.015)	(.037)
Total distributions	(.079)	(.205)	(.222)	(.267)	(.341)	(.413)
Net asset value, end of period	$ 11.51	$ 11.53	$ 11.34	$ 11.70	$ 11.45	$ 11.29
Total ReturnB, C, D	.52%	3.50%	(1.21)%	4.57%	4.53%	11.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.77%A	.77%	.80%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.77%A	.77%	.80%	.80%	.80%	.81%
Expenses net of all reductions	.77%A	.77%	.80%	.80%	.80%	.81%
Net investment income (loss)	1.49%A	2.04%	2.11%	2.54%	3.09%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,704	$ 198,510	$ 210,150	$ 265,426	$ 274,215	$ 314,110
Portfolio turnover rateG	40% A	94%	112%	129%	108% I	107% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.32	$ 11.68	$ 11.43	$ 11.27	$ 10.47
Income from Investment Operations
Net investment income (loss) E	.045	.149	.159	.206	.264	.339
Net realized and unrealized gain (loss)	(.025)	.161	(.384)	.225	.154	.794
Total from investment operations	.020	.310	(.225)	.431	.418	1.133
Distributions from net investment income	(.040)	(.120)	(.135)	(.181)	(.243)	(.296)
Distributions from net realized gain	-	-	-	-	(.015)	(.037)
Total distributions	(.040)	(.120)	(.135)	(.181)	(.258)	(.333)
Net asset value, end of period	$ 11.49	$ 11.51	$ 11.32	$ 11.68	$ 11.43	$ 11.27
Total ReturnB, C, D	.17%	2.75%	(1.95)%	3.81%	3.77%	11.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46%A	1.51%	1.55%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.46%A	1.51%	1.55%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.46%A	1.51%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss)	.80% A	1.30%	1.36%	1.79%	2.35%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,441	$ 1,507	$ 2,956	$ 5,209	$ 7,018	$ 10,941
Portfolio turnover rateG	40% A	94%	112%	129%	108% I	107% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50	$ 11.31	$ 11.67	$ 11.42	$ 11.26	$ 10.46
Income from Investment Operations
Net investment income (loss) E	.040	.143	.155	.204	.262	.338
Net realized and unrealized gain (loss)	(.025)	.162	(.384)	.225	.154	.794
Total from investment operations	.015	.305	(.229)	.429	.416	1.132
Distributions from net investment income	(.035)	(.115)	(.131)	(.179)	(.241)	(.295)
Distributions from net realized gain	-	-	-	-	(.015)	(.037)
Total distributions	(.035)	(.115)	(.131)	(.179)	(.256)	(.332)
Net asset value, end of period	$ 11.48	$ 11.50	$ 11.31	$ 11.67	$ 11.42	$ 11.26
Total ReturnB, C, D	.13%	2.70%	(1.98)%	3.79%	3.76%	11.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55%A	1.56%	1.58%	1.57%	1.56%	1.56%
Expenses net of fee waivers, if any	1.55%A	1.56%	1.58%	1.57%	1.56%	1.56%
Expenses net of all reductions	1.55%A	1.56%	1.58%	1.57%	1.56%	1.56%
Net investment income (loss)	.71% A	1.25%	1.34%	1.78%	2.33%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,335	$ 64,333	$ 53,096	$ 65,425	$ 63,435	$ 80,043
Portfolio turnover rateG	40% A	94%	112%	129%	108% I	107% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Limited Term Bond Fund

	Six months ended February 28, 2015	Year ended August 31,
	(Unaudited)	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.103	.209
Net realized and unrealized gain (loss)	(.026)	.038
Total from investment operations	.077	.247
Distributions from net investment income	(.097)	(.197)
Net asset value, end of period	$ 11.53	$ 11.55
Total ReturnB, C	.67%	2.17%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%A	.46%A
Expenses net of fee waivers, if any	.45%A	.46%A
Expenses net of all reductions	.45%A	.46%A
Net investment income (loss)	1.81% A	2.22%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 448,125	$ 147,629
Portfolio turnover rateF	40% A	94%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period November 1, 2013 (commencement of sale of shares) to August 31, 2014. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.36	$ 11.72	$ 11.48	$ 11.31	$ 10.50
Income from Investment Operations
Net investment income (loss) D	.100	.262	.273	.319	.373	.447
Net realized and unrealized gain (loss)	(.025)	.161	(.385)	.213	.163	.802
Total from investment operations	.075	.423	(.112)	.532	.536	1.249
Distributions from net investment income	(.095)	(.233)	(.248)	(.292)	(.351)	(.402)
Distributions from net realized gain	-	-	-	-	(.015)	(.037)
Total distributions	(.095)	(.233)	(.248)	(.292)	(.366)	(.439)
Net asset value, end of period	$ 11.53	$ 11.55	$ 11.36	$ 11.72	$ 11.48	$ 11.31
Total ReturnB, C	.65%	3.74%	(.99)%	4.71%	4.85%	12.15%
Ratios to Average Net Assets E, G
Expenses before reductions	.51%A	.53%	.57%	.58%	.58%	.57%
Expenses net of fee waivers, if any	.51%A	.53%	.57%	.58%	.58%	.57%
Expenses net of all reductions	.50%A	.53%	.57%	.58%	.58%	.57%
Net investment income (loss)	1.76% A	2.28%	2.34%	2.77%	3.32%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 344,570	$ 174,568	$ 84,843	$ 101,234	$ 89,583	$ 95,061
Portfolio turnover rateF	40% A	94%	112%	129%	108% H	107% H

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

1. Organization.

Fidelity® Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Limited Term Bond Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events,

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3. Significant Accounting Policies - continued

Investment Valuation - continued

changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,550,499
Gross unrealized depreciation	(4,469,837)
Net unrealized appreciation (depreciation) on securities	$ 12,080,662

Tax cost	$ 1,349,735,020

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (896,674)
2018	(18,759,952)
Total capital loss carryforward	$ (19,656,626)

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 1,442	$ 14,692

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these

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4. Derivative Instruments - continued

Credit Default Swaps - continued

payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $495,412,658 and $31,759,960, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 318,188	$ 8,253
Class T	-%	.25%	253,267	4,043
Class B	.65%	.25%	6,570	4,760
Class C	.75%	.25%	357,775	116,758
			$ 935,800	$ 133,814

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,059
Class T	4,072
Class B*	739
Class C*	12,869
$ 38,739

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond Fund. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 209,798.17
Class T	163,603.16
Class B	1,469.20
Class C	66,854.19
Fidelity Limited Term Bond Fund	142,081.10
Institutional Class	197,544.15
	$ 781,349

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

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Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $611 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $24,794.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $63.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014 A
From net investment income
Class A	$ 1,747,395	$ 2,893,531
Class T	1,398,283	3,556,428
Class B	5,058	22,695
Class C	216,370	536,307
Fidelity Limited Term Bond Fund	2,409,229	607,551
Institutional Class	2,168,478	2,006,767
Total	$ 7,944,813	$ 9,623,279

A Distributions for Fidelity Limited Term Bond Fund are for the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014 A	Six months ended February 28, 2015	Year ended August 31, 2014 A
Class A
Shares sold	12,915,777	10,847,566	$ 148,401,396	$ 124,869,215
Reinvestment of distributions	140,431	208,500	1,614,313	2,397,934
Shares redeemed	(7,382,259)	(6,091,458)	(84,778,267)	(70,009,216)
Net increase (decrease)	5,673,949	4,964,608	$ 65,237,442	$ 57,257,933
Class T
Shares sold	2,691,714	3,899,081	$ 30,949,390	$ 44,828,669
Reinvestment of distributions	114,238	297,112	1,314,163	3,417,898
Shares redeemed	(2,496,886)	(5,511,248)	(28,706,496)	(63,287,515)
Net increase (decrease)	309,066	(1,315,055)	$ 3,557,057	$ (15,040,948)
Class B
Shares sold	26,616	52,940	$ 305,414	$ 608,151
Reinvestment of distributions	424	1,811	4,872	20,790
Shares redeemed	(32,550)	(184,922)	(373,553)	(2,120,277)
Net increase (decrease)	(5,510)	(130,171)	$ (63,267)	$ (1,491,336)

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014 A	Six months ended February 28, 2015	Year ended August 31, 2014 A
Class C
Shares sold	2,016,949	2,287,309	$ 23,131,992	$ 26,267,736
Reinvestment of distributions	16,298	39,613	187,067	454,467
Shares redeemed	(1,064,204)	(1,426,708)	(12,198,069)	(16,339,367)
Net increase (decrease)	969,043	900,214	$ 11,120,990	$ 10,382,836
Fidelity Limited Term Bond Fund
Shares sold	33,078,648	13,984,352	$ 381,103,649	$ 161,443,242
Reinvestment of distributions	194,491	48,197	2,241,970	556,543
Shares redeemed	(7,189,871)	(1,253,069)	(82,789,302)	(14,462,847)
Net increase (decrease)	26,083,268	12,779,480	$ 300,556,317	$ 147,536,938
Institutional Class
Shares sold	19,483,727	10,857,590	$ 224,304,773	$ 125,345,047
Reinvestment of distributions	158,225	150,661	1,824,387	1,737,480
Shares redeemed	(4,874,274)	(3,366,294)	(56,172,725)	(38,793,384)
Net increase (decrease)	14,767,678	7,641,957	$ 169,956,435	$ 88,289,143

A Share transactions for Fidelity Limited Term Bond Fund are for the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Advisor Limited Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. Furthermore, the Board considered that, in connection with approving certain changes to reposition the fund and authorizing a new retail class in July 2013, it had approved changes to the fund's contractual arrangements (effective October 30, 2013) that have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

LTBI-USAN-0415
1.784889.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Limited Term Bond

Fund - Class A, Class T, Class B,
and Class C

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.77%
Actual		$ 1,000.00	$ 1,005.20	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.77%
Actual		$ 1,000.00	$ 1,005.20	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.46%
Actual		$ 1,000.00	$ 1,001.70	$ 7.25
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.30
Class C	1.55%
Actual		$ 1,000.00	$ 1,001.30	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Fidelity Limited Term Bond Fund	.45%
Actual		$ 1,000.00	$ 1,006.70	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,006.50	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 15.7%	U.S. Government and U.S. Government Agency Obligations 13.0%
AAA 14.2%	AAA 14.1%
AA 5.7%	AA 7.1%
A 22.8%	A 20.3%
BBB 36.4%	BBB 36.6%
BB and Below 3.2%	BB and Below 3.2%
Not Rated 0.3%	Not Rated 0.3%
Equities 0.0%	Equities 0.0%*
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 5.4%

*Amount represents less than 0.l%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	3.0	3.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	2.8	2.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015 *		As of August 31, 2014 **
	Corporate Bonds 66.0%		Corporate Bonds 64.1%
	U.S. Government and U.S. Government Agency Obligations 15.7%		U.S. Government and U.S. Government Agency Obligations 13.0%
	Asset-Backed Securities 8.6%		Asset-Backed Securities 8.0%
	CMOs and Other Mortgage Related Securities 7.1%		CMOs and Other Mortgage Related Securities 8.0%
	Municipal Bonds 0.2%		Municipal Bonds 0.3%
	Other Investments 0.7%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 5.4%
* Foreign investments	15.6%	** Foreign investments	16.8%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†

†Amount represents less than 0.l%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 65.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.4%
Automobiles - 1.6%
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	$ 1,220,000	$ 1,225,638
1.3% 7/31/15 (b)	1,260,000	1,263,857
1.375% 8/1/17 (b)	2,000,000	2,001,566
1.45% 8/1/16 (b)	1,461,000	1,470,952
2.25% 3/2/20 (b)	3,020,000	3,030,944
2.375% 8/1/18 (b)	1,000,000	1,020,829
General Motors Financial Co., Inc.:
3% 9/25/17	3,000,000	3,067,500
3.15% 1/15/20	5,000,000	5,052,465
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (b)	1,000,000	998,759
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	620,000	622,843
2.125% 11/20/18 (b)	1,500,000	1,516,995
2.375% 3/22/17 (b)	600,000	613,626
		21,885,974
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,182,880
Household Durables - 0.5%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,025,000
4% 2/15/20	3,000,000	3,001,500
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,055,000
		7,081,500
Media - 4.2%
British Sky Broadcasting Group PLC 2.625% 9/16/19 (b)	3,000,000	3,025,851
Comcast Corp.:
4.95% 6/15/16	2,326,000	2,452,804
5.7% 5/15/18	42,000	47,370
6.3% 11/15/17	6,000,000	6,801,600
COX Communications, Inc. 6.25% 6/1/18 (b)	4,000,000	4,510,396
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	2,700,000	2,748,592
5.875% 10/1/19	5,034,000	5,765,697
Discovery Communications LLC 5.05% 6/1/20	322,000	357,858
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (b)	3,000,000	3,008,361
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc. 6.9% 3/1/19	$ 750,000	$ 888,636
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,557
1.65% 9/29/17	5,050,000	5,056,727
Time Warner Cable, Inc.:
5.85% 5/1/17	1,996,000	2,175,804
6.75% 7/1/18	1,141,000	1,310,782
8.25% 4/1/19	500,000	610,648
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	2,009,852
3.15% 7/15/15	24,000	24,221
5.875% 11/15/16	1,685,000	1,820,882
Viacom, Inc.:
2.2% 4/1/19	6,000,000	5,971,410
3.5% 4/1/17	455,000	473,741
6.125% 10/5/17	679,000	754,113
Walt Disney Co. 1.85% 5/30/19	6,000,000	6,040,764
		56,133,666
TOTAL CONSUMER DISCRETIONARY		86,284,020
CONSUMER STAPLES - 4.1%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,520,114
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	5,000,000	5,033,535
FBG Finance Ltd. 5.125% 6/15/15 (b)	510,000	516,671
Heineken NV 1.4% 10/1/17 (b)	321,000	321,755
PepsiCo, Inc. 7.9% 11/1/18	815,000	991,268
SABMiller Holdings, Inc.:
2.2% 8/1/18 (b)	2,310,000	2,327,210
2.45% 1/15/17 (b)	1,280,000	1,309,235
		12,019,788
Food & Staples Retailing - 0.8%
CVS Health Corp. 2.25% 12/5/18	3,376,000	3,453,516
Kroger Co. 0.7866% 10/17/16 (d)	5,000,000	5,008,795
Walgreen Co. 1.8% 9/15/17	2,267,000	2,290,781
		10,753,092
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 1.6%
Cargill, Inc. 6% 11/27/17 (b)	$ 106,000	$ 118,238
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,218,709
General Mills, Inc.:
1.4% 10/20/17	3,000,000	2,999,379
2.2% 10/21/19	2,000,000	2,006,732
5.2% 3/17/15	650,000	651,141
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	620,817
5.375% 2/10/20	5,000,000	5,657,480
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,144,172
William Wrigley Jr. Co. 2% 10/20/17 (b)	428,000	431,209
		21,847,877
Tobacco - 0.8%
Altria Group, Inc.:
2.625% 1/14/20	5,000,000	5,077,910
4.125% 9/11/15	500,000	509,106
9.7% 11/10/18	454,000	584,015
Philip Morris International, Inc. 1.875% 1/15/19	2,641,000	2,656,907
Reynolds American, Inc.:
1.05% 10/30/15	707,000	707,603
6.75% 6/15/17	513,000	570,122
		10,105,663
TOTAL CONSUMER STAPLES		54,726,420
ENERGY - 5.4%
Energy Equipment & Services - 0.8%
DCP Midstream LLC 5.35% 3/15/20 (b)	6,738,000	6,640,858
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	882,801
Nabors Industries, Inc. 2.35% 9/15/16	257,000	257,627
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	616,239
Noble Holding International Ltd. 2.5% 3/15/17	262,000	256,973
Petrofac Ltd. 3.4% 10/10/18 (b)	1,000,000	977,168
Transocean, Inc. 2.5% 10/15/17	1,500,000	1,372,500
		11,004,166
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	48,040
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.: - continued
6.375% 9/15/17	$ 555,000	$ 621,099
BG Energy Capital PLC 2.875% 10/15/16 (b)	620,000	636,176
BP Capital Markets PLC:
2.248% 11/1/16	620,000	632,931
2.521% 1/15/20	1,688,000	1,712,604
3.2% 3/11/16	610,000	625,694
Canadian Natural Resources Ltd. 1.75% 1/15/18	415,000	410,835
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	329,908
Chevron Corp. 1.961% 3/3/20	4,000,000	3,999,616
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	283,627
2.7% 4/1/19	821,000	775,800
Devon Energy Corp.:
0.6906% 12/15/15 (d)	1,500,000	1,498,587
2.25% 12/15/18	484,000	490,665
Duke Energy Field Services 5.375% 10/15/15 (b)	212,000	215,643
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	22,463
Enable Midstream Partners LP 2.4% 5/15/19 (b)	174,000	169,820
Enbridge, Inc. 0.6836% 6/2/17 (d)	2,613,000	2,570,946
Encana Corp. 6.5% 5/15/19	5,000,000	5,673,850
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	782,496
Enterprise Products Operating LP 2.55% 10/15/19	178,000	179,957
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	20,000	21,242
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,741,919
Kinder Morgan, Inc.:
2% 12/1/17	393,000	393,988
3.05% 12/1/19	758,000	765,118
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	894,980
Petro-Canada 6.05% 5/15/18	3,326,000	3,739,675
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,260,635
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	2,000,000	1,920,200
Petroleos Mexicanos:
3.125% 1/23/19	77,000	78,753
3.5% 7/18/18	5,000,000	5,167,000
3.5% 7/23/20 (b)	1,355,000	1,379,390
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,304,730
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,000,000	3,027,396
3.95% 9/15/15	375,000	380,152
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
5.75% 1/15/20	$ 962,000	$ 1,092,372
Schlumberger Investment SA 1.25% 8/1/17 (b)	1,000,000	999,602
Southwestern Energy Co.:
3.3% 1/23/18	2,476,000	2,510,550
4.05% 1/23/20	864,000	885,028
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	30,866
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	92,864
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,068,277
Total Capital International SA 2.125% 1/10/19	2,000,000	2,027,220
TransCanada PipeLines Ltd.:
1.0421% 1/12/18 (d)	2,500,000	2,509,118
1.875% 1/12/18	3,000,000	3,021,855
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	416,565
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,270,256
5.375% 6/1/21	600,000	669,300
		62,349,808
TOTAL ENERGY		73,353,974
FINANCIALS - 35.8%
Banks - 19.0%
ABN AMRO Bank NV 2.5% 10/30/18 (b)	4,000,000	4,066,528
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	1,000,000	1,002,590
1.45% 5/15/18	570,000	565,885
1.875% 10/6/17	620,000	623,455
2.25% 6/13/19	2,000,000	2,020,486
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (b)	2,575,000	2,569,078
Bank of America Corp.:
1.7% 8/25/17	4,428,000	4,448,413
2% 1/11/18	6,200,000	6,238,124
2.6% 1/15/19	7,495,000	7,612,881
2.65% 4/1/19	7,100,000	7,222,972
5.75% 12/1/17	1,150,000	1,271,709
Bank of America NA:
1.25% 2/14/17	2,420,000	2,420,612
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America NA: - continued
5.3% 3/15/17	$ 250,000	$ 268,320
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,027,868
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (b)	590,000	587,161
2.3% 3/5/20 (b)	3,000,000	2,993,748
2.35% 9/8/19 (b)	3,050,000	3,062,615
2.7% 9/9/18 (b)	500,000	511,688
Barclays Bank PLC:
2.5% 2/20/19	1,300,000	1,325,724
5% 9/22/16	5,000,000	5,298,705
Barclays PLC 2.75% 11/8/19	831,000	840,583
BNP Paribas 2.375% 9/14/17	6,000,000	6,115,224
BPCE SA:
1.625% 2/10/17	450,000	452,524
1.7% 4/25/16	2,000,000	2,014,528
2.5% 7/15/19	2,000,000	2,026,998
Capital One Bank NA:
1.3% 6/5/17	1,000,000	993,028
2.25% 2/13/19	1,000,000	1,002,886
Capital One NA:
1.65% 2/5/18	3,000,000	2,995,080
2.4% 9/5/19	2,000,000	2,006,448
CIT Group, Inc. 3.875% 2/19/19	3,090,000	3,117,038
Citigroup, Inc.:
0.5056% 6/9/16 (d)	3,000,000	2,979,699
1.3% 4/1/16	1,370,000	1,373,989
1.3% 11/15/16	767,000	765,756
1.55% 8/14/17	2,000,000	1,997,286
1.7% 7/25/16	4,000,000	4,026,028
1.75% 5/1/18	870,000	865,146
1.85% 11/24/17	3,000,000	3,005,247
2.4% 2/18/20	3,000,000	2,987,742
2.5% 7/29/19	2,000,000	2,023,510
2.55% 4/8/19	3,000,000	3,048,765
3.953% 6/15/16	1,310,000	1,355,560
6.125% 5/15/18	12,000	13,530
Citizens Bank NA 2.45% 12/4/19	3,000,000	3,018,051
Comerica, Inc. 2.125% 5/23/19	345,000	344,607
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	756,487
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Commonwealth Bank of Australia: - continued
2.3% 9/6/19	$ 2,000,000	$ 2,021,152
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	3,000,000	3,008,628
Credit Suisse AG 6% 2/15/18	3,680,000	4,086,622
Credit Suisse New York Branch:
0.7511% 5/26/17 (d)	2,000,000	2,000,000
1.75% 1/29/18	2,000,000	2,002,094
2.3% 5/28/19	5,750,000	5,789,744
3% 10/29/21	1,500,000	1,528,767
Discover Bank 2% 2/21/18	5,920,000	5,932,260
Fifth Third Bancorp:
2.3% 3/1/19	279,000	281,053
4.5% 6/1/18	3,024,000	3,259,046
5.45% 1/15/17	291,000	312,146
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,012,471
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	688,584
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	5,040,510
HBOS PLC 6.75% 5/21/18 (b)	509,000	569,812
HSBC Bank PLC 1.5% 5/15/18 (b)	1,570,000	1,561,098
HSBC U.S.A., Inc.:
1.625% 1/16/18	543,000	543,790
2.375% 11/13/19	3,000,000	3,020,160
2.625% 9/24/18	262,000	269,213
Huntington Bancshares, Inc. 7% 12/15/20	180,000	217,417
Huntington National Bank 2.2% 4/1/19	1,000,000	1,000,491
Intesa Sanpaolo SpA 2.375% 1/13/17	3,250,000	3,297,899
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,505,908
1.625% 5/15/18	4,500,000	4,484,264
2% 8/15/17	4,500,000	4,561,268
2.2% 10/22/19	7,058,000	7,050,801
2.25% 1/23/20	3,000,000	2,983,032
2.35% 1/28/19	1,942,000	1,969,699
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,953,168
KeyBank NA:
1.65% 2/1/18	397,000	397,980
2.5% 12/15/19	3,783,000	3,847,409
KeyCorp. 2.3% 12/13/18	2,000,000	2,028,872
La Caisse Centrale 1.75% 1/29/18 (b)	4,000,000	3,988,424
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Manufacturers & Traders Trust Co.:
2.1% 2/6/20	$ 3,000,000	$ 2,985,887
2.3% 1/30/19	1,100,000	1,111,556
Marshall & Ilsley Bank 5% 1/17/17	778,000	823,326
Mizuho Corporate Bank Ltd.:
1.55% 10/17/17 (b)	1,940,000	1,929,796
2.45% 4/16/19 (b)	1,400,000	1,411,592
2.65% 9/25/19 (b)	2,000,000	2,028,494
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,238,513
MUFG Union Bank NA 1.5% 9/26/16	335,000	337,074
Nordea Bank AB:
0.875% 5/13/16 (b)	860,000	860,897
2.375% 4/4/19 (b)	1,000,000	1,011,374
PNC Bank NA:
1.15% 11/1/16	2,564,000	2,574,533
1.5% 2/23/18	2,100,000	2,104,284
2.4% 10/18/19	3,000,000	3,043,638
Regions Bank 7.5% 5/15/18	206,000	289,106
Regions Financial Corp.:
2% 5/15/18	580,000	576,649
5.75% 6/15/15	589,000	596,586
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,728,927
Royal Bank of Scotland Group PLC:
1.1966% 3/31/17 (d)	6,715,000	6,735,461
2.55% 9/18/15	2,052,000	2,070,322
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	944,174
2.25% 7/11/19	3,500,000	3,504,515
2.45% 1/10/19	590,000	596,095
2.45% 1/16/20	3,000,000	3,021,090
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	936,878
2.5% 5/1/19	550,000	556,759
3.5% 1/20/17	1,378,000	1,435,438
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	1,995,838
The Toronto Dominion Bank:
2.125% 7/2/19	5,000,000	5,052,085
2.25% 11/5/19	2,000,000	2,026,360
2.375% 10/19/16	1,230,000	1,260,873
2.625% 9/10/18	1,200,000	1,238,039
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
U.S. Bancorp 1.95% 11/15/18	$ 2,000,000	$ 2,023,580
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,209,034
Wachovia Bank NA 6% 11/15/17	570,000	638,882
Wachovia Corp. 5.625% 10/15/16	590,000	632,763
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,302,262
2.15% 1/15/19	2,500,000	2,522,870
Westpac Banking Corp. 1.2% 5/19/17	1,100,000	1,101,271
		256,934,905
Capital Markets - 4.5%
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	1,001,781
2.5% 2/13/19	2,250,000	2,290,448
Goldman Sachs Group, Inc.:
1.0429% 12/15/17 (d)	3,000,000	3,005,730
2.375% 1/22/18	5,850,000	5,956,844
2.625% 1/31/19	9,000,000	9,154,818
5.95% 1/18/18	1,693,000	1,887,631
6.15% 4/1/18	402,000	451,857
Lazard Group LLC:
4.25% 11/14/20	250,000	266,197
6.85% 6/15/17	815,000	907,174
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,026,510
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	44,504
6.875% 4/25/18	726,000	831,968
Morgan Stanley:
1.875% 1/5/18	2,000,000	2,008,362
2.125% 4/25/18	580,000	584,262
2.375% 7/23/19	7,660,000	7,706,703
2.5% 1/24/19	1,750,000	1,776,775
2.65% 1/27/20	8,000,000	8,066,656
4.75% 3/22/17	2,000,000	2,132,958
5.45% 1/9/17	1,200,000	1,287,000
5.625% 9/23/19	112,000	127,136
5.95% 12/28/17	383,000	425,817
7.3% 5/13/19	603,000	720,180
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp. 2.4% 1/17/17	$ 1,250,000	$ 1,281,696
UBS AG Stamford Branch 1.375% 8/14/17	6,700,000	6,698,104
		60,641,111
Consumer Finance - 6.1%
Ally Financial, Inc. 3.25% 2/13/18	3,000,000	3,000,000
American Express Co. 1.55% 5/22/18	3,000,000	2,996,916
American Express Credit Corp.:
1.3% 7/29/16	520,000	522,698
2.125% 3/18/19	3,520,000	3,542,021
American Honda Finance Corp.:
1.2% 7/14/17	5,000,000	5,009,660
1.5% 9/11/17 (b)	620,000	624,652
2.125% 10/10/18	500,000	506,439
Capital One Financial Corp.:
2.45% 4/24/19	2,450,000	2,476,195
3.15% 7/15/16	1,605,000	1,646,610
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,167,582
Discover Financial Services 6.45% 6/12/17	3,381,000	3,714,177
Ford Motor Credit Co. LLC:
1.684% 9/8/17	1,000,000	1,001,007
1.7% 5/9/16	600,000	603,385
2.145% 1/9/18	2,500,000	2,528,145
2.597% 11/4/19	5,000,000	5,060,170
2.875% 10/1/18	2,500,000	2,576,343
3% 6/12/17	4,500,000	4,651,025
General Electric Capital Corp.:
1% 1/8/16	727,000	730,623
1.5% 7/12/16	2,200,000	2,222,453
1.6% 11/20/17	1,860,000	1,881,935
1.625% 4/2/18	2,370,000	2,387,239
2.2% 1/9/20	9,000,000	9,084,213
2.3% 1/14/19	3,000,000	3,077,955
2.9% 1/9/17	640,000	663,551
2.95% 5/9/16	255,000	261,849
3.35% 10/17/16	610,000	634,505
6.375% 11/15/67 (d)	1,275,000	1,386,818
Hyundai Capital America:
1.45% 2/6/17 (b)	632,000	630,199
1.625% 10/2/15 (b)	246,000	247,140
2.125% 10/2/17 (b)	224,000	225,956
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.55% 2/6/19 (b)	$ 4,759,000	$ 4,783,209
2.875% 8/9/18 (b)	2,606,000	2,667,707
Synchrony Financial:
1.875% 8/15/17	173,000	173,222
2.7% 2/3/20	2,500,000	2,498,478
3% 8/15/19	3,000,000	3,051,321
Toyota Motor Credit Corp. 2% 10/24/18	2,500,000	2,546,480
		82,781,878
Diversified Financial Services - 1.0%
AIG Global Funding 1.65% 12/15/17 (b)	2,000,000	2,009,464
Berkshire Hathaway Finance Corp.:
0.5533% 1/12/18 (d)	5,000,000	5,005,600
1.6% 5/15/17	620,000	629,871
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	355,497
Moody's Corp. 2.75% 7/15/19	5,000,000	5,081,780
		13,082,212
Insurance - 2.9%
AIA Group Ltd. 2.25% 3/11/19 (b)	3,529,000	3,525,852
American International Group, Inc.:
2.3% 7/16/19	5,304,000	5,367,261
5.45% 5/18/17	3,000,000	3,266,559
Aon Corp.:
3.125% 5/27/16	2,000,000	2,050,172
3.5% 9/30/15	1,911,000	1,941,769
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	259,000	268,065
Hartford Financial Services Group, Inc.:
4% 10/15/17	2,940,000	3,130,274
5.375% 3/15/17	18,000	19,425
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	599,000	664,435
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	499,733
2.55% 10/15/18	517,000	528,355
MassMutual Global Funding II 2.35% 4/9/19 (b)	1,000,000	1,017,529
MetLife, Inc.:
1.756% 12/15/17	269,000	271,852
1.903% 12/15/17	180,000	181,307
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	$ 1,500,000	$ 1,506,309
1.5% 1/10/18 (b)	4,431,000	4,439,282
Pacific LifeCorp 6% 2/10/20 (b)	1,579,000	1,785,941
Pricoa Global Funding I:
1.15% 11/25/16 (b)	2,000,000	2,001,468
1.6% 5/29/18 (b)	967,000	962,971
Principal Life Global Funding II 2.375% 9/11/19 (b)	2,200,000	2,212,965
Symetra Financial Corp. 6.125% 4/1/16 (b)	892,000	929,399
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	280,000	285,775
Unum Group:
5.625% 9/15/20	1,019,000	1,154,203
7.125% 9/30/16	704,000	765,504
		38,776,405
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	199,023
Boston Properties, Inc. 5.875% 10/15/19	446,000	515,766
DDR Corp.:
4.75% 4/15/18	1,634,000	1,753,418
7.5% 4/1/17	389,000	433,305
Duke Realty LP:
5.95% 2/15/17	354,000	383,142
6.75% 3/15/20	35,000	41,403
8.25% 8/15/19	7,000	8,630
Equity One, Inc.:
6% 9/15/17	509,000	556,773
6.25% 1/15/17	74,000	79,757
Federal Realty Investment Trust:
5.9% 4/1/20	5,000	5,794
6.2% 1/15/17	94,000	102,302
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,076,191
HCP, Inc. 3.75% 2/1/16	272,000	279,099
Health Care Property Investors, Inc. 6% 1/30/17	750,000	813,455
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	252,029
4.7% 9/15/17	436,000	468,748
HRPT Properties Trust:
5.75% 11/1/15	211,000	212,524
6.25% 6/15/17	186,000	199,583
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 95,000	$ 104,124
Select Income (REIT) 2.85% 2/1/18	597,000	599,377
Simon Property Group LP:
2.15% 9/15/17	1,000,000	1,022,299
2.2% 2/1/19	462,000	467,811
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	461,682
		12,036,235
Real Estate Management & Development - 1.4%
BioMed Realty LP:
2.625% 5/1/19	3,295,000	3,310,454
3.85% 4/15/16	1,379,000	1,419,352
4.25% 7/15/22	277,000	291,527
6.125% 4/15/20	6,000	6,882
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	54,850
5.7% 5/1/17	369,000	399,185
6% 4/1/16	124,000	130,071
ERP Operating LP:
2.375% 7/1/19	391,000	393,548
5.75% 6/15/17	1,003,000	1,100,310
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,211,773
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,135,310
5.125% 3/2/15	170,000	170,000
5.5% 12/15/16	2,260,000	2,419,362
6.625% 10/1/17	1,082,000	1,207,931
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	440,745
4.5% 4/18/22	185,000	187,082
7.75% 8/15/19	1,064,000	1,235,723
Prime Property Funding, Inc.:
5.625% 1/15/17 (b)	453,000	477,464
5.7% 4/15/17 (b)	405,000	430,349
Reckson Operating Partnership LP 6% 3/31/16	152,000	159,023
Regency Centers LP:
5.25% 8/1/15	522,000	531,644
5.875% 6/15/17	244,000	267,367
Tanger Properties LP 6.125% 6/1/20	606,000	702,424
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP:
1.25% 4/17/17	$ 263,000	$ 262,032
1.55% 9/26/16	346,000	348,367
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	393,000	395,704
		19,688,479
TOTAL FINANCIALS		483,941,225
HEALTH CARE - 2.6%
Biotechnology - 0.6%
Amgen, Inc.:
0.6415% 5/22/17 (d)	3,000,000	3,003,099
1.25% 5/22/17	1,500,000	1,499,120
2.2% 5/22/19	3,000,000	3,017,367
5.85% 6/1/17	446,000	490,297
Celgene Corp. 2.45% 10/15/15	56,000	56,606
		8,066,489
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co.:
1.8% 12/15/17	1,486,000	1,497,812
2.675% 12/15/19	329,000	336,454
Medtronic, Inc.:
1.5% 3/15/18 (b)	1,770,000	1,773,522
2.5% 3/15/20 (b)	2,200,000	2,237,264
		5,845,052
Health Care Providers & Services - 0.9%
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	289,210
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,497,621
2.25% 6/15/19	1,000,000	1,000,268
Express Scripts, Inc. 3.125% 5/15/16	555,000	569,085
McKesson Corp. 2.284% 3/15/19	686,000	691,036
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,119,737
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,144,854
2.875% 12/15/21	2,000,000	2,056,248
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.875% 1/15/18	$ 326,000	$ 327,562
2.25% 8/15/19	2,950,000	2,957,068
		12,652,689
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	136,034
2.4% 2/1/19	3,086,000	3,121,344
		3,257,378
Pharmaceuticals - 0.4%
AbbVie, Inc. 1.75% 11/6/17	1,062,000	1,070,126
Actavis Funding SCS 2.45% 6/15/19	352,000	349,542
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	1,863,000	1,874,029
2.375% 10/8/19 (b)	619,000	628,780
Mylan, Inc. 1.35% 11/29/16	160,000	159,762
Perrigo Co. PLC 1.3% 11/8/16	200,000	199,646
Perrigo Finance PLC 3.5% 12/15/21	263,000	272,123
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	209,622
Zoetis, Inc. 1.875% 2/1/18	596,000	595,532
		5,359,162
TOTAL HEALTH CARE		35,180,770
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
L-3 Communications Corp. 1.5% 5/28/17	2,500,000	2,476,228
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	215,767	222,369
6.795% 2/2/20	5,668	5,980
6.9% 7/2/19	56,299	58,900
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	194,708	206,878
8.36% 1/20/19	141,749	154,861
		648,988
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	238,000	240,389
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	$ 442,000	$ 494,160
Roper Industries, Inc. 2.05% 10/1/18	840,000	841,360
		1,335,520
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	262,768
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	414,000	412,448
3.75% 2/1/22	1,228,000	1,246,922
3.875% 4/1/21	500,000	515,000
4.75% 3/1/20	605,000	651,888
		2,826,258
TOTAL INDUSTRIALS		7,790,151
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.1%
Cisco Systems, Inc. 2.125% 3/1/19	1,500,000	1,527,821
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,428,861
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,012,741
2.375% 12/17/18	99,000	100,218
6.55% 10/1/17	4,476,000	5,025,823
		9,567,643
IT Services - 0.4%
MasterCard, Inc. 2% 4/1/19	289,000	293,277
The Western Union Co.:
2.875% 12/10/17	773,000	791,802
3.65% 8/22/18	768,000	799,886
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,614,278
2.95% 3/15/17	1,057,000	1,088,895
		5,588,138
Software - 0.1%
Oracle Corp. 2.25% 10/8/19	1,552,000	1,580,723
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
1% 5/3/18	$ 1,730,000	$ 1,716,210
2.85% 5/6/21	850,000	883,056
		2,599,266
TOTAL INFORMATION TECHNOLOGY		20,863,591
MATERIALS - 1.6%
Chemicals - 0.6%
Albemarle Corp. U.S. 3% 12/1/19	1,321,000	1,328,815
Ecolab, Inc.:
1.45% 12/8/17	335,000	334,215
1.55% 1/12/18	2,500,000	2,498,063
Monsanto Co. 2.125% 7/15/19	3,000,000	3,030,246
Sherwin-Williams Co. 1.35% 12/15/17	620,000	619,630
		7,810,969
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	319,000	341,572
Metals & Mining - 1.0%
Anglo American Capital PLC:
1.2033% 4/15/16 (b)(d)	1,624,000	1,623,043
4.125% 4/15/21 (b)	620,000	630,693
9.375% 4/8/19 (b)	630,000	779,432
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	630,000	665,014
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	660,599
2.375% 3/15/18	4,000,000	3,919,812
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,450,194
Teck Resources Ltd. 3% 3/1/19	3,000,000	2,925,660
Vale Overseas Ltd. 6.25% 1/23/17	403,000	428,655
		14,083,102
TOTAL MATERIALS		22,235,643
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,605,444
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
2.375% 11/27/18	$ 2,000,000	$ 2,019,380
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	998,530
1.625% 6/28/16	4,314,000	4,345,384
2.35% 2/14/19	4,296,000	4,352,239
CenturyLink, Inc. 6.15% 9/15/19	592,000	646,760
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	923,000	944,280
5.75% 3/23/16	2,000,000	2,100,396
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,283,766
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	614,572
1.35% 6/9/17	750,000	749,884
2% 11/1/16	1,279,000	1,297,927
2.5% 9/15/16	1,044,000	1,067,537
2.625% 2/21/20 (b)	2,913,000	2,938,984
3.65% 9/14/18	3,000,000	3,179,403
4.5% 9/15/20	3,000,000	3,299,466
6.1% 4/15/18	3,425,000	3,871,038
		35,314,990
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de CV 2.375% 9/8/16	2,646,000	2,688,071
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,613,471
1.625% 3/20/17	5,400,000	5,436,731
5.45% 6/10/19	2,000,000	2,267,362
		13,005,635
TOTAL TELECOMMUNICATION SERVICES		48,320,625
UTILITIES - 3.7%
Electric Utilities - 1.6%
AmerenUE 6.4% 6/15/17	519,000	575,381
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	830,884
Commonwealth Edison Co. 2.15% 1/15/19	188,000	189,833
Duke Energy Corp.:
0.6356% 4/3/17 (d)	894,000	894,531
1.625% 8/15/17	304,000	307,941
2.1% 6/15/18	395,000	402,012
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	$ 48,000	$ 56,896
Edison International 3.75% 9/15/17	431,000	456,463
Eversource Energy 1.45% 5/1/18	153,000	151,582
Exelon Corp. 4.9% 6/15/15	3,180,000	3,217,578
FirstEnergy Corp.:
2.75% 3/15/18	3,987,000	4,063,873
4.25% 3/15/23	600,000	631,729
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	727,759
Hydro-Quebec 2% 6/30/16	2,500,000	2,544,373
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	482,873
3.75% 11/15/20	2,000	2,098
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,792,337
6.5% 8/1/18	273,000	315,578
PacifiCorp 5.5% 1/15/19	2,750,000	3,122,237
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	127,521
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	460,565
TECO Finance, Inc.:
4% 3/15/16	171,000	176,303
5.15% 3/15/20	252,000	281,600
		21,811,947
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (b)	1,096,000	1,209,175
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,891,300
Multi-Utilities - 1.8%
Ameren Illinois Co. 6.125% 11/15/17	62,000	69,908
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,236,471
2.5% 12/1/19	5,300,000	5,381,175
2.5566% 9/30/66 (d)	651,000	605,239
7.5% 6/30/66 (d)	567,000	586,732
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	1,000,000	997,689
2% 11/15/18	544,000	549,853
National Grid PLC 6.3% 8/1/16	248,000	267,659
NiSource Finance Corp.:
3.85% 2/15/23	700,000	738,709
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.25% 9/15/17	$ 402,000	$ 439,381
5.45% 9/15/20	43,000	49,220
6.4% 3/15/18	2,230,000	2,539,528
NSTAR 4.5% 11/15/19	2,500,000	2,741,958
PG&E Corp. 2.4% 3/1/19	74,000	74,554
Puget Energy, Inc. 6.5% 12/15/20	253,000	302,805
Sempra Energy 2.3% 4/1/17	4,935,000	5,038,063
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	454,000	456,247
		24,075,191
TOTAL UTILITIES		49,987,613
TOTAL NONCONVERTIBLE BONDS (Cost $872,331,761)		882,684,032
U.S. Government and Government Agency Obligations - 13.6%

U.S. Government Agency Obligations - 1.5%
Federal Home Loan Bank 0.625% 11/23/16	5,775,000	5,773,025
Freddie Mac:
0.5% 1/27/17	11,320,000	11,281,037
0.75% 1/12/18	1,190,000	1,177,969
1% 9/29/17	1,871,000	1,874,549
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		20,106,580
U.S. Treasury Obligations - 12.1%
U.S. Treasury Notes:
0.5% 7/31/17	31,000,000	30,755,379
0.625% 12/15/16 (c)	22,044,000	22,068,116
0.75% 1/15/17	11,748,000	11,782,880
0.875% 10/15/17	39,230,000	39,199,342
1% 12/15/17	33,834,000	33,876,293
1% 2/15/18	10,000,000	9,999,220
1.25% 1/31/20	10,000,000	9,880,470
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 2/28/19	$ 2,410,000	$ 2,413,576
1.625% 6/30/19	3,081,000	3,109,884
TOTAL U.S. TREASURY OBLIGATIONS		163,085,160
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $182,982,928)		183,191,740
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 1.0%
2.276% 11/1/36 (d)	180,819	192,819
2.31% 12/1/39 (d)	55,050	58,939
2.359% 4/1/35 (d)	445,607	476,664
2.364% 12/1/33 (d)	765,046	819,087
2.375% 7/1/35 (d)	92,468	98,766
2.445% 3/1/40 (d)	111,437	119,058
2.539% 1/1/40 (d)	193,536	206,245
2.542% 6/1/42 (d)	72,563	75,052
2.69% 2/1/42 (d)	677,459	704,509
2.763% 1/1/42 (d)	591,693	615,940
2.96% 11/1/40 (d)	42,266	44,439
2.982% 9/1/41 (d)	45,651	47,728
3.059% 10/1/41 (d)	29,763	31,136
3.235% 7/1/41 (d)	78,507	82,562
3.318% 10/1/41 (d)	36,901	38,834
3.5% 7/1/26 to 10/1/29	7,963,696	8,510,709
3.563% 7/1/41 (d)	77,993	82,276
3.567% 3/1/40 (d)	178,928	190,199
4.5% 3/1/35	46,177	50,396
6% 5/1/16 to 4/1/17	39,885	41,065
6.5% 6/1/15 to 8/1/36	664,325	766,079
7% 9/1/18 to 6/1/33	365,568	429,417
7.5% 8/1/17 to 3/1/28	132,853	156,296
8.5% 5/1/21 to 9/1/25	10,152	11,852
9.5% 2/1/25	688	768
10.5% 8/1/20	6,611	7,420
TOTAL FANNIE MAE		13,858,255
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 0.4%
3.227% 9/1/41 (d)	$ 46,929	$ 49,277
3.242% 4/1/41 (d)	47,787	50,113
3.298% 6/1/41 (d)	60,408	63,399
3.468% 5/1/41 (d)	54,427	57,453
3.5% 8/1/26	3,600,000	3,828,911
3.562% 4/1/40 (d)	125,317	131,022
3.602% 2/1/40 (d)	181,740	190,140
3.626% 6/1/41 (d)	86,476	91,266
3.635% 4/1/40 (d)	110,084	117,860
3.71% 5/1/41 (d)	61,688	64,893
4.5% 8/1/18	291,891	306,406
5% 3/1/19	522,589	550,315
8.5% 9/1/24 to 8/1/27	32,822	39,441
TOTAL FREDDIE MAC		5,540,496
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	94,580	110,650
7.5% 2/15/28 to 10/15/28	3,648	4,362
8% 6/15/24	82	95
8.5% 10/15/21	26,833	30,837
11% 7/20/19 to 8/20/19	1,586	1,794
TOTAL GINNIE MAE		147,738
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $19,317,024)		19,546,489
Asset-Backed Securities - 8.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (d)	56,669	49,099
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (d)	38,658	37,970
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	293,246
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,026,958
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,426,045
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,872,574
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,002,409
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	906,000	906,491
Asset-Backed Securities - continued
	Principal Amount	Value
American Express Credit Account Master Trust: - continued
Series 2014-3 Class A, 1.49% 4/15/20	$ 2,000,000	$ 2,007,956
Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,785,976
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	505,000	504,877
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	714,000	713,829
Series 2014-2 Class A3, 0.94% 2/8/19	1,300,000	1,295,421
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (d)	5,905	5,446
Series 2004-R2 Class M3, 0.9933% 4/25/34 (d)	10,238	7,092
Series 2005-R2 Class M1, 0.621% 4/25/35 (d)	14,748	14,735
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (d)	4,092	3,802
Series 2004-W11 Class M2, 1.221% 11/25/34 (d)	63,962	61,781
Series 2004-W7 Class M1, 0.9933% 5/25/34 (d)	185,706	177,318
Series 2006-W4 Class A2C, 0.331% 5/25/36 (d)	133,931	46,432
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9933% 4/25/34 (d)	153,198	140,048
Series 2006-HE2 Class M1, 0.5383% 3/25/36 (d)	3,292	378
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.296% 2/25/35 (d)	413,777	370,142
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,800,000	1,802,783
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,000,000	999,181
Series 2014-3 Class A2, 1.18% 12/20/17	1,176,000	1,176,260
Series 2015-1 Class A2, 1.42% 6/20/18	1,807,000	1,803,256
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	2,365,000	2,361,377
Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,209,948
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (d)	205,465	136,967
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	4,238,000	4,245,391
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	1,640,000	1,638,101
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	1,390,000	1,399,962
CNH Equipment Trust Series 2014-C Class A2, 0.63% 12/15/17	3,000,000	2,999,799
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.421% 3/25/32 (MGIC Investment Corp. Insured) (d)	$ 9,741	$ 8,670
Series 2004-3 Class M4, 1.626% 4/25/34 (d)	8,503	6,985
Series 2004-4 Class M2, 0.966% 6/25/34 (d)	9,755	8,790
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,779,591
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	1,832,636	1,832,118
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	3,800,000	3,798,081
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	2,822,000	2,821,529
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (d)	4,436	4,143
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (d)	33,155	29,355
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (b)	3,299,000	3,333,260
Series 2015-1 Class A, 2.12% 7/15/26 (b)	2,785,000	2,777,430
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	4,310,000	4,372,504
Series 2012-5 Class A, 1.49% 9/15/19	8,055,000	8,051,536
Series 2014-1 Class A1, 1.2% 2/15/19	3,500,000	3,505,499
Series 2014-4 Class A1, 1.4% 8/15/19	9,000,000	8,998,821
Series 2015-1 Class A1, 1.42% 1/15/20	4,000,000	3,983,064
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9033% 1/25/35 (d)	81,136	66,773
Class M4, 1.1883% 1/25/35 (d)	39,567	26,015
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (b)(d)	190,176	163,416
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (b)(d)	4,870	4,687
Series 2006-2A:
Class A, 0.353% 11/15/34 (b)(d)	125,881	120,091
Class B, 0.453% 11/15/34 (b)(d)	45,674	42,282
Class C, 0.553% 11/15/34 (b)(d)	75,380	66,442
Class D, 0.923% 11/15/34 (b)(d)	28,592	24,831
GM Financial Automobile Leasing Trust Series 2014-2A Class A3, 1.22% 1/22/18 (b)	1,950,000	1,949,893
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	54,683	2,248
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (d)	35,509	33,416
Series 2003-3 Class M1, 1.461% 8/25/33 (d)	41,931	40,389
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-5 Class A2, 0.871% 12/25/33 (d)	$ 2,817	$ 2,680
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (d)	141,116	90,612
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (b)	1,200,000	1,199,735
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4683% 7/25/36 (d)	24,070	10,595
Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (d)	84,793	83,985
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (d)	16,718	16,651
Series 2006-A Class 2C, 1.4046% 3/27/42 (d)	392,000	69,007
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (d)	45,968	461
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (b)	1,750,000	1,750,443
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (d)	15,632	11,425
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (d)	49,296	44,439
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (d)	47,236	43,859
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (d)	197,341	188,513
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (d)	4,895	4,493
Series 2004-NC8 Class M6, 2.0433% 9/25/34 (d)	60,374	51,515
Series 2005-NC1 Class M1, 0.831% 1/25/35 (d)	39,353	36,859
Series 2005-NC2 Class B1, 1.926% 3/25/35 (d)	27,794	639
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (d)	162,650	145,048
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,491,295
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (d)	60,741	56,956
Class M4, 2.3433% 9/25/34 (d)	77,891	47,073
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (d)	126,217	111,796
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (d)	582	533
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	280,000	283,144
Series 2013-5 Class A3, 0.82% 2/15/18	2,500,000	2,501,598
Series 2014-4 Class B, 1.82% 5/15/19	774,000	772,654
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (d)	99,481	90,334
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (d)	$ 89,594	$ 86,603
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (d)	5,171	4,455
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (d)	2,472	2,171
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (b)(d)	316,998	168,009
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	3,104,000	3,109,721
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (b)(d)	203,978	205,602
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,759,000	1,754,566
World Omni Automobile Lease Securitization Trust Series 2014-A Class A3, 1.16% 9/15/17	1,160,000	1,162,627
TOTAL ASSET-BACKED SECURITIES (Cost $114,735,407)		115,975,005
Collateralized Mortgage Obligations - 1.1%

Private Sponsor - 0.4%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5861% 5/27/35 (b)(d)	746,760	767,578
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2735% 12/20/54 (d)	25,291	25,013
Series 2006-1A:
Class A5, 0.3135% 12/20/54 (b)(d)	635,727	632,167
Class C2, 1.3735% 12/20/54 (b)(d)	578,000	571,815
Series 2006-2 Class C1, 1.1135% 12/20/54 (d)	463,000	454,851
Series 2006-3 Class C2, 1.1735% 12/20/54 (d)	128,000	126,029
Series 2006-4:
Class B1, 0.3535% 12/20/54 (d)	521,000	510,841
Class C1, 0.9335% 12/20/54 (d)	319,000	310,291
Class M1, 0.5135% 12/20/54 (d)	137,000	133,370
Series 2007-1:
Class 1C1, 0.7735% 12/20/54 (d)	258,000	248,738
Class 1M1, 0.4735% 12/20/54 (d)	172,000	166,840
Class 2C1, 1.0335% 12/20/54 (d)	117,000	114,449
Class 2M1, 0.6735% 12/20/54 (d)	222,000	217,493
Series 2007-2 Class 2C1, 1.033% 12/17/54 (d)	308,000	301,255
Granite Mortgages Series 2003-2 Class 1A3, 0.7566% 7/20/43 (d)	105,119	105,095
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7066% 1/20/44 (d)	$ 36,767	$ 38,235
Series 2004-1 Class 2A1, 0.5671% 3/20/44 (d)	538,945	537,973
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (d)	39,010	36,497
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (d)	81,239	74,333
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (b)(d)	55,484	51,665
Class B6, 3.0163% 6/10/35 (b)(d)	92,304	85,554
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (d)	2,823	2,768
TOTAL PRIVATE SPONSOR		5,512,850
U.S. Government Agency - 0.7%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	481,597	511,584
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	9,099	9,451
sequential payer Series 2011-99 Class DV, 5% 1/25/26	2,932,530	3,110,690
Series 2010-123 Class DL, 3.5% 11/25/25	123,207	127,063
Series 2010-143 Class B, 3.5% 12/25/25	220,011	228,074
Series 2014-57 Class A, 3% 9/25/44	2,691,433	2,773,434
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	28,201	29,124
Series 2363 Class PF, 6% 9/15/16	29,663	30,477
Series 3820 Class DA, 4% 11/15/35	356,513	380,392
Series 4176 Class BA, 3% 2/15/33	506,442	524,063
Series 3777 Class AC, 3.5% 12/15/25	649,473	689,038
Series 3949 Class MK, 4.5% 10/15/34	297,920	323,370
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 4181 Class LA, 3% 3/15/37	$ 721,928	$ 747,877
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	47,533	48,323
TOTAL U.S. GOVERNMENT AGENCY		9,532,960
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,261,867)		15,045,810
Commercial Mortgage Securities - 6.7%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (b)	579,582	600,468
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (d)(f)	60,712	1,065
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2:
Class A4, 5.729% 5/10/45 (d)	4,968,000	5,134,801
Class AAB, 5.711% 5/10/45 (d)	25,808	25,942
Series 2006-3 Class A4, 5.889% 7/10/44	1,622,301	1,697,386
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	437,865
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	837,532	883,763
Series 2006-6 Class E, 5.619% 10/10/45 (b)	125,000	17,248
Series 2007-3:
Class A3, 5.5907% 6/10/49 (d)	256,836	257,522
Class A4, 5.5907% 6/10/49 (d)	721,000	770,192
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (b)(d)	4,188	3,779
Series 2005-4A:
Class A2, 0.561% 1/25/36 (b)(d)	96,080	85,336
Class B1, 1.571% 1/25/36 (b)(d)	3,992	1,849
Class M1, 0.621% 1/25/36 (b)(d)	30,994	24,419
Class M2, 0.641% 1/25/36 (b)(d)	9,298	7,221
Class M3, 0.671% 1/25/36 (b)(d)	13,579	10,128
Class M4, 0.781% 1/25/36 (b)(d)	7,510	5,471
Class M5, 0.821% 1/25/36 (b)(d)	7,510	5,259
Class M6, 0.871% 1/25/36 (b)(d)	7,977	5,291
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A Class M4, 0.601% 10/25/36 (b)(d)	$ 5,606	$ 667
Series 2007-1 Class A2, 0.441% 3/25/37 (b)(d)	66,256	56,922
Series 2007-2A:
Class A1, 0.441% 7/25/37 (b)(d)	68,915	58,106
Class A2, 0.491% 7/25/37 (b)(d)	64,430	51,708
Class M1, 0.541% 7/25/37 (b)(d)	22,625	7,851
Class M2, 0.581% 7/25/37 (b)(d)	12,223	2,436
Class M3, 0.661% 7/25/37 (b)(d)	9,314	699
Series 2007-3:
Class A2, 0.461% 7/25/37 (b)(d)	61,397	51,322
Class M1, 0.481% 7/25/37 (b)(d)	13,620	10,507
Class M2, 0.511% 7/25/37 (b)(d)	14,613	9,384
Class M3, 0.541% 7/25/37 (b)(d)	22,543	9,581
Class M4, 0.671% 7/25/37 (b)(d)	35,668	10,897
Class M5, 0.771% 7/25/37 (b)(d)	17,146	2,856
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (b)(d)	27,662	5,231
Class M2, 1.2183% 9/25/37 (b)(d)	7,948	1,253
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(d)(f)	611,027	12,943
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	760,616	802,771
Series 2006-PW14 Class A1A, 5.189% 12/11/38	364,627	385,123
Series 2006-T22 Class A1A, 5.5714% 4/12/38 (d)	830,489	862,353
Series 2006-PW12 Class A1A, 5.6971% 9/11/38 (d)	670,459	700,245
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (b)(d)(f)	9,943,581	33,291
Series 2007-T28 Class X2, 0.1365% 9/11/42 (b)(d)(f)	6,193,122	8,441
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (b)(d)	41,087	39,053
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	867,599	941,682
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5665% 12/15/27 (b)(d)	5,000,000	5,017,175
Citigroup Commercial Mortgage Trust sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,162,000	1,223,377
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	19,613	19,752
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2006-CD2 Class A1B, 5.3037% 1/15/46 (d)	$ 1,277,635	$ 1,311,092
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (d)	241,000	234,241
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.067% 6/11/27 (b)(d)	1,500,000	1,494,461
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,184,078
Series 2014-CR15 Class A2, 2.928% 2/10/47	884,000	915,221
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	821,181
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,014,177
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,018,243
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.023% 4/15/17 (b)(d)	14,378	14,381
sequential payer:
Series 2006-C7 Class A1A, 5.7449% 6/10/46 (d)	1,031,439	1,076,979
Series 2006-C8:
Class A1A, 5.292% 12/10/46	744,006	791,426
Class A4, 5.306% 12/10/46	1,222,551	1,288,098
Series 2006-C7 Class A4, 5.7559% 6/10/46 (d)	394,280	409,703
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (d)	432,000	461,230
Series 2007-C3 Class A4, 5.6983% 6/15/39 (d)	74,121	79,271
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (b)(d)	147,919	147,303
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	570	0
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (b)(d)	330,000	35,871
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(d)	810,000	806,932
Class B, 1.45% 4/15/27 (b)(d)	711,000	707,857
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.971% 12/5/31 (b)(d)	462,162	460,660
Class A2FL, 0.871% 12/5/31 (b)(d)	630,000	628,054
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.45% 12/15/16 (b)(d)	3,000,000	2,999,158
Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)	2,358,850	2,388,865
Commercial Mortgage Securities - continued
	Principal Amount	Value
GAHR Commercial Mortgage Trust: - continued
Series 2015-NRF:
Class CFX, 3.3822% 12/15/19 (b)	$ 1,059,000	$ 1,053,976
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,203,549
Series 2006-C1 Class A1A, 5.2751% 3/10/44 (d)	479,417	493,893
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,155,381
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.5545% 4/10/38 (d)	424,986	437,618
Class A4, 5.553% 4/10/38 (d)	1,741,000	1,775,790
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	150,000	152,234
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1665% 7/15/31 (b)(d)	487,000	487,000
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	436,643	462,718
Class A4, 5.56% 11/10/39	3,868,098	4,073,807
Series 2012-GC6 Class A1, 1.282% 1/10/45	72,891	73,124
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.172% 11/5/30 (b)(d)	478,936	478,796
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	110,000	111,671
Class DFX, 4.4065% 11/5/30 (b)	1,039,000	1,058,126
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (b)(d)	17,459	17,281
Class F, 0.503% 11/15/18 (b)(d)	44,014	42,789
Class G, 0.533% 11/15/18 (b)(d)	38,259	36,914
Class H, 0.673% 11/15/18 (b)(d)	29,463	28,246
Series 2014-BXH Class A, 1.073% 4/15/27 (b)(d)	1,100,000	1,099,773
Series 2014-FL5 Class A, 1.1465% 7/15/31 (b)(d)	1,700,000	1,688,168
sequential payer:
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	422,140	441,048
Class A4, 5.399% 5/15/45	2,396,182	2,507,111
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (d)	29,781	31,881
Series 2007-LDPX Class A3, 5.42% 1/15/49	558,529	593,619
Series 2006-LDP7 Class A1A, 5.8754% 4/15/45 (d)	983,944	1,034,004
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	$ 2,175,012	$ 2,218,553
Series 2006-C6 Class A4, 5.372% 9/15/39	233,000	245,188
Series 2006-C7:
Class A1A, 5.335% 11/15/38	2,257,937	2,385,779
Class A2, 5.3% 11/15/38	111,692	113,003
Series 2007-C1 Class A4, 5.424% 2/15/40	27,125	28,837
Series 2007-C2 Class A3, 5.43% 2/15/40	84,945	90,394
Series 2006-C6 Class A1A, 5.342% 9/15/39 (d)	1,119,756	1,177,298
Series 2007-C7 Class A3, 5.866% 9/15/45	1,250,136	1,368,396
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2878% 11/12/37 (d)	230,468	235,414
Series 2005-LC1 Class F, 5.4198% 1/12/44 (b)(d)	188,000	183,495
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	723,817	761,678
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (d)	47,694	48,454
Series 2007-5 Class A4, 5.378% 8/12/48	8,439	8,933
Series 2007-6 Class B, 5.635% 3/12/51 (d)	216,000	67,217
Series 2007-7 Class B, 5.7473% 6/12/50 (d)	19,000	773
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	846,183
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (b)(d)	40,774	36,317
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (b)(d)	859	855
Class D, 0.357% 10/15/20 (b)(d)	76,067	75,608
Class E, 0.417% 10/15/20 (b)(d)	95,138	94,298
Class F, 0.467% 10/15/20 (b)(d)	57,094	56,561
Class G, 0.507% 10/15/20 (b)(d)	70,577	69,707
Class H, 0.597% 10/15/20 (b)(d)	44,426	42,990
Class J, 0.747% 10/15/20 (b)(d)	25,649	23,537
sequential payer Series 2007-IQ13 Class A1A, 5.312% 3/15/44	357,358	381,445
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	681,476	707,848
Series 2006-IQ11 Class A1A, 5.6514% 10/15/42 (d)	835,668	862,446
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,195,000	1,280,629
Series 2007-T27 Class A1A, 5.6506% 6/11/42 (d)	946,499	1,022,177
Commercial Mortgage Securities - continued
	Principal Amount	Value
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	$ 35,784	$ 37,345
SCG Trust Series 2013-SRP1 Class A, 1.5665% 11/15/26 (b)(d)	518,000	518,018
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	528,469
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (b)(d)	20,533	20,234
Class J, 0.773% 9/15/21 (b)(d)	45,086	42,794
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (b)(d)	526,588	504,620
Class LXR1, 0.873% 6/15/20 (b)(d)	26,291	25,497
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,666,933	1,766,385
Class A4, 5.308% 11/15/48	566,814	596,408
Series 2007-C30 Class A5, 5.342% 12/15/43	231,000	245,999
Series 2007-C32 Class A3, 5.7206% 6/15/49 (d)	367,000	392,683
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (d)	2,656,016	2,831,743
Class A5, 5.9428% 2/15/51 (d)	143,000	155,824
Series 2005-C22 Class F, 5.3597% 12/15/44 (b)(d)	360,000	90,795
Series 2006-C23 Class A1A, 5.422% 1/15/45 (d)	866,579	891,120
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	747,856	773,984
Series 2006-C25 Class A1A, 5.7071% 5/15/43 (d)	765,888	794,810
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	830,963	871,198
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (d)	443,415	465,685
Class A3, 5.765% 7/15/45 (d)	764,011	796,411
Series 2007-C31 Class C, 5.6742% 4/15/47 (d)	59,000	58,033
Series 2007-C31A Class A2, 5.421% 4/15/47	68,911	68,857
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,332,536
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $89,942,819)		90,371,091
Municipal Securities - 0.2%
	Principal Amount	Value
Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	$ 1,575,000	$ 1,745,021
Series 2013, 2.69% 12/1/17	500,000	508,640
TOTAL MUNICIPAL SECURITIES (Cost $2,240,542)		2,253,661
Foreign Government and Government Agency Obligations - 0.4%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	520,000	523,250
6.369% 6/16/18 (b)	962,000	1,028,378
Brazilian Federative Republic 6% 1/17/17	2,000,000	2,145,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,359,170
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,030,420)		5,055,798
Bank Notes - 0.2%

Fifth Third Bank:
1.45% 2/28/18	580,000	577,514
2.875% 10/1/21	2,000,000	2,029,012
Union Bank NA 2.125% 6/16/17	700,000	708,883
TOTAL BANK NOTES (Cost $3,268,703)		3,315,409
Fixed-Income Funds - 0.8%
	Shares
Fidelity Specialized High Income Central Fund (e) (Cost $11,072,922)	107,237	11,398,265
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a) (Cost $32,978,382)	32,978,382	$ 32,978,382
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,346,162,775)		1,361,815,682
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(9,975,133)
NET ASSETS - 100%		$ 1,351,840,549
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merill Lynch International	4.60%	$ 45,542	$ (16,533)	$ -	$ (16,533)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $171,416,078 or 12.7% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $121,132.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,372
Fidelity Specialized High Income Central Fund	276,010
Total	$ 304,382
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 11,259,497	$ 280,823	$ -	$ 11,398,265	1.5%
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 882,684,032	$ -	$ 882,684,032	$ -
U.S. Government and Government Agency Obligations	183,191,740	-	183,191,740	-
U.S. Government Agency - Mortgage Securities	19,546,489	-	19,546,489	-
Asset-Backed Securities	115,975,005	-	115,806,357	168,648
Collateralized Mortgage Obligations	15,045,810	-	15,045,810	-
Commercial Mortgage Securities	90,371,091	-	90,219,587	151,504
Municipal Securities	2,253,661	-	2,253,661	-
Foreign Government and Government Agency Obligations	5,055,798	-	5,055,798	-
Bank Notes	3,315,409	-	3,315,409	-
Fixed-Income Funds	11,398,265	11,398,265	-	-
Money Market Funds	32,978,382	32,978,382	-	-
Total Investments in Securities:	$ 1,361,815,682	$ 44,376,647	$ 1,317,118,883	$ 320,152
Derivative Instruments:
Liabilities
Swaps	$ (16,533)	$ -	$ (16,533)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (16,533)
Total Value of Derivatives	$ -	$ (16,533)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.4%
United Kingdom	4.1%
Canada	4.0%
Japan	1.4%
France	1.1%
Others (Individually Less Than 1%)	5.0%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,302,111,471)	$ 1,317,439,035
Fidelity Central Funds (cost $44,051,304)	44,376,647
Total Investments (cost $1,346,162,775)		$ 1,361,815,682
Cash		902,862
Receivable for investments sold		194,382
Receivable for fund shares sold		7,035,150
Interest receivable		7,033,702
Distributions receivable from Fidelity Central Funds		4,629
Prepaid expenses		3,584
Total assets		1,376,989,991

Liabilities
Payable for investments purchased	$ 20,285,378
Payable for fund shares redeemed	2,718,399
Distributions payable	1,434,457
Bi-lateral OTC swaps, at value	16,533
Accrued management fee	338,225
Distribution and service plan fees payable	163,014
Other affiliated payables	192,332
Other payables and accrued expenses	1,104
Total liabilities		25,149,442

Net Assets		$ 1,351,840,549
Net Assets consist of:
Paid in capital		$ 1,360,167,300
Undistributed net investment income		2,306,480
Accumulated undistributed net realized gain (loss) on investments		(26,269,605)
Net unrealized appreciation (depreciation) on investments		15,636,374
Net Assets		$ 1,351,840,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($280,665,784 ÷ 24,401,678 shares)	$ 11.50

Maximum offering price per share (100/97.25 of $11.50)	$ 11.83
Class T: Net Asset Value and redemption price per share ($201,703,676 ÷ 17,525,894 shares)	$ 11.51

Maximum offering price per share (100/97.25 of $11.51)	$ 11.84
Class B: Net Asset Value and offering price per share ($1,440,898 ÷ 125,429 shares)A	$ 11.49

Class C: Net Asset Value and offering price per share ($75,334,646 ÷ 6,564,748 shares)A	$ 11.48

Fidelity Limited Term Bond Fund: Net Asset Value, offering price and redemption price per share ($448,125,093 ÷ 38,862,748 shares)	$ 11.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($344,570,452 ÷ 29,875,998 shares)	$ 11.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 11,768,414
Income from Fidelity Central Funds		304,382
Total income		12,072,796

Expenses
Management fee	$ 1,676,469
Transfer agent fees	781,349
Distribution and service plan fees	935,800
Fund wide operations fee	208,540
Independent trustees' compensation	2,146
Audit	38
Miscellaneous	609
Total expenses before reductions	3,604,951
Expense reductions	(65)	3,604,886
Net investment income (loss)		8,467,910
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	585,602
Swaps	1,442
Total net realized gain (loss)		587,044
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,995,437)
Swaps	14,692
Total change in net unrealized appreciation (depreciation)		(1,980,745)
Net gain (loss)		(1,393,701)
Net increase (decrease) in net assets resulting from operations		$ 7,074,209

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,467,910	$ 11,109,882
Net realized gain (loss)	587,044	2,598,311
Change in net unrealized appreciation (depreciation)	(1,980,745)	4,301,418
Net increase (decrease) in net assets resulting from operations	7,074,209	18,009,611
Distributions to shareholders from net investment income	(7,944,813)	(9,623,279)
Share transactions - net increase (decrease)	550,364,974	286,934,566
Total increase (decrease) in net assets	549,494,370	295,320,898

Net Assets
Beginning of period	802,346,179	507,025,281
End of period (including undistributed net investment income of $2,306,480 and undistributed net investment income of $1,783,383, respectively)	$ 1,351,840,549	$ 802,346,179

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 11.33	$ 11.69	$ 11.45	$ 11.28	$ 10.48
Income from Investment Operations
Net investment income (loss) E	.085	.232	.243	.289	.344	.416
Net realized and unrealized gain (loss)	(.026)	.160	(.384)	.215	.163	.793
Total from investment operations	.059	.392	(.141)	.504	.507	1.209
Distributions from net investment income	(.079)	(.202)	(.219)	(.264)	(.322)	(.372)
Distributions from net realized gain	-	-	-	-	(.015)	(.037)
Total distributions	(.079)	(.202)	(.219)	(.264)	(.337)	(.409)
Net asset value, end of period	$ 11.50	$ 11.52	$ 11.33	$ 11.69	$ 11.45	$ 11.28
Total ReturnB, C, D	.52%	3.48%	(1.24)%	4.46%	4.59%	11.77%
Ratios to Average Net Assets F, H
Expenses before reductions	.77%A	.79%	.82%	.83%	.83%	.85%
Expenses net of fee waivers, if any	.77%A	.79%	.82%	.83%	.83%	.85%
Expenses net of all reductions	.77%A	.79%	.82%	.83%	.83%	.85%
Net investment income (loss)	1.49% A	2.02%	2.09%	2.52%	3.06%	3.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 280,666	$ 215,800	$ 155,980	$ 192,761	$ 187,442	$ 211,123
Portfolio turnover rateG	40% A	94%	112%	129%	108% I	107% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.34	$ 11.70	$ 11.45	$ 11.29	$ 10.48
Income from Investment Operations
Net investment income (loss) E	.085	.234	.246	.292	.348	.420
Net realized and unrealized gain (loss)	(.026)	.161	(.384)	.225	.153	.803
Total from investment operations	.059	.395	(.138)	.517	.501	1.223
Distributions from net investment income	(.079)	(.205)	(.222)	(.267)	(.326)	(.376)
Distributions from net realized gain	-	-	-	-	(.015)	(.037)
Total distributions	(.079)	(.205)	(.222)	(.267)	(.341)	(.413)
Net asset value, end of period	$ 11.51	$ 11.53	$ 11.34	$ 11.70	$ 11.45	$ 11.29
Total ReturnB, C, D	.52%	3.50%	(1.21)%	4.57%	4.53%	11.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.77%A	.77%	.80%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.77%A	.77%	.80%	.80%	.80%	.81%
Expenses net of all reductions	.77%A	.77%	.80%	.80%	.80%	.81%
Net investment income (loss)	1.49%A	2.04%	2.11%	2.54%	3.09%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,704	$ 198,510	$ 210,150	$ 265,426	$ 274,215	$ 314,110
Portfolio turnover rateG	40% A	94%	112%	129%	108% I	107% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.32	$ 11.68	$ 11.43	$ 11.27	$ 10.47
Income from Investment Operations
Net investment income (loss) E	.045	.149	.159	.206	.264	.339
Net realized and unrealized gain (loss)	(.025)	.161	(.384)	.225	.154	.794
Total from investment operations	.020	.310	(.225)	.431	.418	1.133
Distributions from net investment income	(.040)	(.120)	(.135)	(.181)	(.243)	(.296)
Distributions from net realized gain	-	-	-	-	(.015)	(.037)
Total distributions	(.040)	(.120)	(.135)	(.181)	(.258)	(.333)
Net asset value, end of period	$ 11.49	$ 11.51	$ 11.32	$ 11.68	$ 11.43	$ 11.27
Total ReturnB, C, D	.17%	2.75%	(1.95)%	3.81%	3.77%	11.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46%A	1.51%	1.55%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.46%A	1.51%	1.55%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.46%A	1.51%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss)	.80% A	1.30%	1.36%	1.79%	2.35%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,441	$ 1,507	$ 2,956	$ 5,209	$ 7,018	$ 10,941
Portfolio turnover rateG	40% A	94%	112%	129%	108% I	107% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50	$ 11.31	$ 11.67	$ 11.42	$ 11.26	$ 10.46
Income from Investment Operations
Net investment income (loss) E	.040	.143	.155	.204	.262	.338
Net realized and unrealized gain (loss)	(.025)	.162	(.384)	.225	.154	.794
Total from investment operations	.015	.305	(.229)	.429	.416	1.132
Distributions from net investment income	(.035)	(.115)	(.131)	(.179)	(.241)	(.295)
Distributions from net realized gain	-	-	-	-	(.015)	(.037)
Total distributions	(.035)	(.115)	(.131)	(.179)	(.256)	(.332)
Net asset value, end of period	$ 11.48	$ 11.50	$ 11.31	$ 11.67	$ 11.42	$ 11.26
Total ReturnB, C, D	.13%	2.70%	(1.98)%	3.79%	3.76%	11.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55%A	1.56%	1.58%	1.57%	1.56%	1.56%
Expenses net of fee waivers, if any	1.55%A	1.56%	1.58%	1.57%	1.56%	1.56%
Expenses net of all reductions	1.55%A	1.56%	1.58%	1.57%	1.56%	1.56%
Net investment income (loss)	.71% A	1.25%	1.34%	1.78%	2.33%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,335	$ 64,333	$ 53,096	$ 65,425	$ 63,435	$ 80,043
Portfolio turnover rateG	40% A	94%	112%	129%	108% I	107% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Fidelity Limited Term Bond Fund

	Six months ended February 28, 2015	Year ended August 31,
	(Unaudited)	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.103	.209
Net realized and unrealized gain (loss)	(.026)	.038
Total from investment operations	.077	.247
Distributions from net investment income	(.097)	(.197)
Net asset value, end of period	$ 11.53	$ 11.55
Total ReturnB, C	.67%	2.17%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%A	.46%A
Expenses net of fee waivers, if any	.45%A	.46%A
Expenses net of all reductions	.45%A	.46%A
Net investment income (loss)	1.81% A	2.22%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 448,125	$ 147,629
Portfolio turnover rateF	40% A	94%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period November 1, 2013 (commencement of sale of shares) to August 31, 2014. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.36	$ 11.72	$ 11.48	$ 11.31	$ 10.50
Income from Investment Operations
Net investment income (loss) D	.100	.262	.273	.319	.373	.447
Net realized and unrealized gain (loss)	(.025)	.161	(.385)	.213	.163	.802
Total from investment operations	.075	.423	(.112)	.532	.536	1.249
Distributions from net investment income	(.095)	(.233)	(.248)	(.292)	(.351)	(.402)
Distributions from net realized gain	-	-	-	-	(.015)	(.037)
Total distributions	(.095)	(.233)	(.248)	(.292)	(.366)	(.439)
Net asset value, end of period	$ 11.53	$ 11.55	$ 11.36	$ 11.72	$ 11.48	$ 11.31
Total ReturnB, C	.65%	3.74%	(.99)%	4.71%	4.85%	12.15%
Ratios to Average Net Assets E, G
Expenses before reductions	.51%A	.53%	.57%	.58%	.58%	.57%
Expenses net of fee waivers, if any	.51%A	.53%	.57%	.58%	.58%	.57%
Expenses net of all reductions	.50%A	.53%	.57%	.58%	.58%	.57%
Net investment income (loss)	1.76% A	2.28%	2.34%	2.77%	3.32%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 344,570	$ 174,568	$ 84,843	$ 101,234	$ 89,583	$ 95,061
Portfolio turnover rateF	40% A	94%	112%	129%	108% H	107% H

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

1. Organization.

Fidelity® Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Limited Term Bond Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events,

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3. Significant Accounting Policies - continued

Investment Valuation - continued

changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,550,499
Gross unrealized depreciation	(4,469,837)
Net unrealized appreciation (depreciation) on securities	$ 12,080,662

Tax cost	$ 1,349,735,020

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (896,674)
2018	(18,759,952)
Total capital loss carryforward	$ (19,656,626)

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 1,442	$ 14,692

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these

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4. Derivative Instruments - continued

Credit Default Swaps - continued

payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $495,412,658 and $31,759,960, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 318,188	$ 8,253
Class T	-%	.25%	253,267	4,043
Class B	.65%	.25%	6,570	4,760
Class C	.75%	.25%	357,775	116,758
			$ 935,800	$ 133,814

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,059
Class T	4,072
Class B*	739
Class C*	12,869
$ 38,739

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond Fund. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 209,798.17
Class T	163,603.16
Class B	1,469.20
Class C	66,854.19
Fidelity Limited Term Bond Fund	142,081.10
Institutional Class	197,544.15
	$ 781,349

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $611 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $24,794.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $63.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014 A
From net investment income
Class A	$ 1,747,395	$ 2,893,531
Class T	1,398,283	3,556,428
Class B	5,058	22,695
Class C	216,370	536,307
Fidelity Limited Term Bond Fund	2,409,229	607,551
Institutional Class	2,168,478	2,006,767
Total	$ 7,944,813	$ 9,623,279

A Distributions for Fidelity Limited Term Bond Fund are for the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014 A	Six months ended February 28, 2015	Year ended August 31, 2014 A
Class A
Shares sold	12,915,777	10,847,566	$ 148,401,396	$ 124,869,215
Reinvestment of distributions	140,431	208,500	1,614,313	2,397,934
Shares redeemed	(7,382,259)	(6,091,458)	(84,778,267)	(70,009,216)
Net increase (decrease)	5,673,949	4,964,608	$ 65,237,442	$ 57,257,933
Class T
Shares sold	2,691,714	3,899,081	$ 30,949,390	$ 44,828,669
Reinvestment of distributions	114,238	297,112	1,314,163	3,417,898
Shares redeemed	(2,496,886)	(5,511,248)	(28,706,496)	(63,287,515)
Net increase (decrease)	309,066	(1,315,055)	$ 3,557,057	$ (15,040,948)
Class B
Shares sold	26,616	52,940	$ 305,414	$ 608,151
Reinvestment of distributions	424	1,811	4,872	20,790
Shares redeemed	(32,550)	(184,922)	(373,553)	(2,120,277)
Net increase (decrease)	(5,510)	(130,171)	$ (63,267)	$ (1,491,336)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014 A	Six months ended February 28, 2015	Year ended August 31, 2014 A
Class C
Shares sold	2,016,949	2,287,309	$ 23,131,992	$ 26,267,736
Reinvestment of distributions	16,298	39,613	187,067	454,467
Shares redeemed	(1,064,204)	(1,426,708)	(12,198,069)	(16,339,367)
Net increase (decrease)	969,043	900,214	$ 11,120,990	$ 10,382,836
Fidelity Limited Term Bond Fund
Shares sold	33,078,648	13,984,352	$ 381,103,649	$ 161,443,242
Reinvestment of distributions	194,491	48,197	2,241,970	556,543
Shares redeemed	(7,189,871)	(1,253,069)	(82,789,302)	(14,462,847)
Net increase (decrease)	26,083,268	12,779,480	$ 300,556,317	$ 147,536,938
Institutional Class
Shares sold	19,483,727	10,857,590	$ 224,304,773	$ 125,345,047
Reinvestment of distributions	158,225	150,661	1,824,387	1,737,480
Shares redeemed	(4,874,274)	(3,366,294)	(56,172,725)	(38,793,384)
Net increase (decrease)	14,767,678	7,641,957	$ 169,956,435	$ 88,289,143

A Share transactions for Fidelity Limited Term Bond Fund are for the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Advisor Limited Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. Furthermore, the Board considered that, in connection with approving certain changes to reposition the fund and authorizing a new retail class in July 2013, it had approved changes to the fund's contractual arrangements (effective October 30, 2013) that have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.
Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

LTB-USAN-0415
1.784888.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Institutional Class

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.82%
Actual		$ 1,000.00	$ 1,021.80	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class T	.80%
Actual		$ 1,000.00	$ 1,021.00	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class B	1.51%
Actual		$ 1,000.00	$ 1,018.30	$ 7.56
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.54%
Actual		$ 1,000.00	$ 1,017.30	$ 7.70
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Fidelity Mortgage Securities Fund	.46%
Actual		$ 1,000.00	$ 1,023.60	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,023.40	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Coupon Distribution as of February 28, 2015
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	2.3	3.4
1 - 1.99%	6.2	6.1
2 - 2.99%	7.7	3.2
3 - 3.99%	35.5	31.5
4 - 4.99%	28.6	29.4
5 - 5.99%	10.3	10.2
6 - 6.99%	2.5	3.5
7% and above	1.5	1.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2015
6 months ago
Years	5.0	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	3.0	3.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
As of February 28, 2015 *	As of August 31, 2014 **
Mortgage Securities 84.5%	Mortgage Securities 88.2%
CMOs and Other Mortgage Related Securities 24.1%	CMOs and Other Mortgage Related Securities 20.2%
Asset-Backed Securities 7.1%	Asset-Backed Securities 8.3%
Short-Term Investments and Net Other Assets (Liabilities) (15.7)%†	Short-Term Investments and Net Other Assets (Liabilities) (16.7)%†

* Foreign investments	0.3%	** Foreign investments	2.3%
* Futures and Swaps	(7.2)%	** Futures and Swaps	(8.4)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 89.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 45.9%
1.814% 9/1/36 (e)	$ 89	$ 94
2.053% 6/1/36 (e)	43	46
2.057% 1/1/35 (e)	214	226
2.07% 4/1/37 (e)	133	142
2.094% 5/1/36 (e)	226	239
2.138% 3/1/36 (e)	184	195
2.142% 9/1/36 (e)	96	102
2.214% 8/1/35 (e)	327	350
2.253% 4/1/36 (e)	153	164
2.276% 11/1/36 (e)	47	50
2.291% 7/1/35 (e)	6	6
2.32% 7/1/35 (e)	53	57
2.333% 3/1/35 (e)	31	33
2.372% 5/1/36 (e)	47	51
2.375% 10/1/36 (e)	172	184
2.395% 6/1/36 (e)	535	573
2.421% 10/1/33 (e)	45	49
2.445% 3/1/40 (e)	241	257
2.5% 3/1/30 (b)	42,900	43,946
2.5% 3/1/30 (b)	1,400	1,434
2.5% 10/1/42 to 9/1/43	6,062	5,968
2.53% 9/1/37 (e)	29	31
2.69% 2/1/42 (e)	815	847
2.763% 1/1/42 (e)	755	786
2.976% 8/1/41 (e)	636	665
3% 10/1/42 to 3/1/44	53,551	54,713
3% 3/1/45 (b)	5,200	5,298
3.163% 3/1/42 (e)	3,561	3,740
3.36% 9/1/41 (e)	159	170
3.466% 12/1/40 (e)	7,620	8,089
3.5% 3/1/30 (b)	1,300	1,378
3.5% 1/1/34 to 8/1/43	76,484	80,510
3.5% 3/1/45 (b)	13,200	13,833
3.5% 3/1/45 (b)	7,300	7,650
3.5% 3/1/45 (b)	13,800	14,462
4% 11/1/26 to 1/1/44	71,951	77,348
4% 3/1/45 (b)	18,600	19,883
4% 3/1/45 (b)	2,900	3,100
4% 3/1/45 (b)	15,300	16,355
4.5% 5/1/25 to 10/1/44	42,065	45,924
4.5% 3/1/45 (b)	24,700	26,842
4.5% 3/1/45 (b)	6,900	7,498
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 5/1/20 to 10/1/41	$ 1,122	$ 1,232
5.5% 2/1/18 to 4/1/39	4,433	4,997
5.565% 8/1/46 (e)	44	48
6.5% 3/1/16 to 5/1/38	2,065	2,346
7% 12/1/15 to 5/1/30	1,163	1,344
7.21% 12/1/36 (e)	44	47
7.5% 8/1/22 to 9/1/32	687	821
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	97	110
9% 10/1/30	204	255
9.5% 7/1/16 to 8/1/22	12	13
12.5% 10/1/15	0*	0*
		454,519
Freddie Mac - 16.0%
1.82% 3/1/35 (e)	110	114
2.05% 6/1/37 (e)	30	32
2.055% 11/1/35 (e)	307	327
2.083% 3/1/36 (e)	377	397
2.095% 8/1/37 (e)	93	100
2.121% 5/1/37 (e)	75	80
2.333% 4/1/37 (e)	100	107
2.356% 5/1/34 (e)	8	9
2.385% 6/1/37 (e)	28	30
2.405% 10/1/42 (e)	907	955
2.415% 6/1/37 (e)	293	313
2.448% 6/1/37 (e)	539	574
2.461% 6/1/33 (e)	794	850
2.545% 7/1/36 (e)	97	104
2.595% 4/1/37 (e)	9	9
2.757% 12/1/36 (e)	398	426
2.78% 10/1/36 (e)	14	15
3% 11/1/42 to 6/1/43	15,734	16,080
3.078% 9/1/41 (e)	790	825
3.136% 10/1/35 (e)	53	56
3.409% 12/1/40 (e)	3,346	3,529
3.5% 4/1/42 to 8/1/43	22,155	23,282
3.5% 3/1/45 (b)	17,700	18,521
4% 2/1/41 to 8/1/44	31,523	33,959
4.5% 7/1/25 to 8/1/44 (d)	14,243	15,528
5% 7/1/33 to 7/1/41 (c)	12,794	14,270
5.5% 10/1/17 to 10/1/39	13,220	14,843
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 5/1/16 to 6/1/39	$ 3,142	$ 3,548
6.5% 2/1/16 to 9/1/39	4,868	5,539
7% 6/1/21 to 9/1/36	1,630	1,898
7.5% 4/1/15 to 7/1/34	2,223	2,632
8% 11/1/16 to 1/1/37	20	24
8.5% 8/1/16 to 9/1/20	4	4
9% 9/1/16 to 5/1/21	18	19
10% 1/1/16 to 12/1/18	1	1
		159,000
Ginnie Mae - 27.2%
3% 6/20/42 to 2/20/45	32,921	33,856
3% 3/1/45 (b)	670	688
3% 3/1/45 (b)	6,000	6,158
3% 3/1/45 (b)	1,200	1,232
3% 3/1/45 (b)	2,000	2,053
3% 3/1/45 (b)	3,700	3,797
3.5% 3/15/42 to 2/20/45	45,073	47,411
3.5% 3/1/45 (b)	6,700	7,027
3.5% 3/1/45 (b)	7,400	7,761
3.5% 3/1/45 (b)	5,900	6,188
3.5% 3/1/45 (b)	3,500	3,671
3.5% 4/1/45 (b)	12,400	12,974
4% 7/20/33 to 12/20/44	34,760	37,357
4% 3/1/45 (b)	5,600	5,956
4% 3/1/45 (b)	8,100	8,614
4% 3/1/45 (b)	8,100	8,614
4% 3/1/45 (b)	4,200	4,467
4% 3/1/45 (b)	5,700	6,062
4% 4/1/45 (b)	1,400	1,487
4.5% 8/15/33 to 5/20/41	40,549	44,678
5% 9/20/33 to 6/15/41	12,128	13,692
5.5% 10/15/33 to 9/15/39	3,436	3,935
6.5% 10/15/34 to 7/15/36	190	222
7% 2/15/24 to 4/20/32	955	1,123
7.5% 12/15/21 to 12/15/29	365	427
8% 6/15/21 to 12/15/25	207	242
8.5% 1/15/17 to 10/15/28	181	214
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
9% 11/20/17	$ 1	$ 1
10.5% 10/20/17 to 2/20/18	3	3
		269,910
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $866,692)		883,429
Asset-Backed Securities - 7.1%

American Credit Acceptance Receivables Trust:
Series 2013-2 Class A, 1.32% 2/15/17 (a)	358	358
Series 2014-1 Class A, 1.14% 3/12/18 (a)	1,552	1,553
Carnow Auto Receivables Trust Series 2014-1A Class A, 0.96% 1/17/17 (a)	3,595	3,591
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (a)	34	34
Series 2013-2A Class A, 1.75% 11/15/17 (a)	3,352	3,359
Series 2014-1A Class A, 1.46% 12/17/18 (a)	3,557	3,551
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A5, 4.66% 3/25/33	4,473	4,605
Colony American Homes Series 2014-2A Class A, 1.118% 7/17/31 (a)(e)	8,907	8,757
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (a)	1,906	1,910
Series 2013-D Class A, 1.54% 7/16/18 (a)	2,805	2,808
Exeter Automobile Receivables Trust Series 2014-2A Class A, 1.06% 8/15/18 (a)	2,476	2,467
GSAMP Trust:
Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	82	3
Series 2004-AR2 Class B1, 3.021% 8/25/34 (e)	69	0*
Invitation Homes Trust:
Series 2014-SFR1 Class A, 1.168% 6/17/31 (a)(e)	1,684	1,662
Series 2015-SRF1 Class A, 1.6163% 3/17/32 (a)(e)	8,829	8,893
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	1,988	2,015
Series 2007-CH4 Class A3, 0.281% 2/25/32 (e)	3,207	3,183
Silver Bay Realty 2014-1 Trust Series 2014-1 Class A, 1.168% 9/17/31 (a)(e)	2,988	2,942
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (a)	7,547	7,567
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (a)	2,322	2,311
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.601% 5/25/35 (e)	$ 1,995	$ 1,829
Series 2007-BC3 Class 2A1, 0.2295% 5/25/47 (e)	834	833
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (a)	632	628
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	2,054	2,059
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (a)	3,525	3,525
TOTAL ASSET-BACKED SECURITIES (Cost $71,020)		70,443
Collateralized Mortgage Obligations - 12.7%

Private Sponsor - 6.2%
BCAP LLC Trust sequential payer Series 2010-RR11 Class 6A1, 2.5551% 3/27/36 (a)(e)	4,115	4,097
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4346% 4/26/36 (a)(e)	529	513
CAM Mortgage Trust Series 2014-2 Class A, 2.6% 5/15/48 (a)	988	986
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (a)	3,741	3,680
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(e)	8,197	8,291
Credit Suisse Commercial Mortgage Trust:
floater Series 2010-15R Class 5A5, 0.5283% 11/26/35 (a)(e)	5,500	5,291
Series 2014-15R Class 7A3, 1.0115% 10/26/37 (a)(e)	3,597	3,514
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5861% 5/27/35 (a)(e)	698	717
CSMC:
floater Series 2015-1R Class 6A1, 0.4495% 5/27/37 (a)(e)	5,313	4,924
Series 2014-3R Class 2A1, 0.8695% 5/27/37 (a)(e)	1,832	1,733
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (a)	1,350	1,359
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (e)	408	408
Granite Mortgages floater Series 2003-2 Class 1B, 1.2366% 7/20/43 (e)	3,201	3,209
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 1.7803% 1/26/37 (a)(e)	579	577
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (e)	321	300
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (e)	$ 1,899	$ 1,945
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (e)	1,619	1,481
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(e)	4,570	4,634
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (e)	206	206
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8083% 9/25/43 (e)	372	355
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	313	317
Series 2003-MS5 Class 1A1, 5% 3/25/18	398	407
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4903% 9/25/33 (e)	1,132	1,134
Series 2005-AR10 Class 2A15, 2.6141% 6/25/35 (e)	6,803	6,913
Series 2005-AR2 Class 1A2, 2.6147% 3/25/35 (e)	276	255
Series 2006-AR10 Class 3A1, 2.615% 7/25/36 (e)	1,376	1,364
Series 2007-9:
Class 1A5, 5.5% 7/25/37	1,642	1,671
Class 1A8, 5.5% 7/25/37	1,709	1,740
TOTAL PRIVATE SPONSOR		62,021
U.S. Government Agency - 6.5%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.929% 12/25/33 (e)(g)(h)	417	97
Series 2007-57 Class FA, 0.401% 6/25/37 (e)	1,799	1,799
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	2,519	2,791
Series 1999-17 Class PG, 6% 4/25/29	812	893
Series 1999-32 Class PL, 6% 7/25/29	728	803
Series 1999-33 Class PK, 6% 7/25/29	416	459
Series 2001-52 Class YZ, 6.5% 10/25/31	50	56
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,243
Series 2005-73 Class SA, 17.1054% 8/25/35 (e)(h)	116	144
Series 2006-105 Class MD, 5.5% 6/25/35	759	779
Series 2011-35 Class PA, 4% 2/25/39	651	672
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	$ 762	$ 840
Series 2001-31 Class ZC, 6.5% 7/25/31	336	388
Series 2002-16 Class ZD, 6.5% 4/25/32	115	134
Series 2002-74 Class SV, 7.379% 11/25/32 (e)(g)	271	52
Series 2002-79 Class Z, 5.5% 11/25/22	387	433
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	1,054	148
Series 06-116 Class SG, 6.469% 12/25/36 (e)(g)(h)	273	49
Series 07-40 Class SE, 6.269% 5/25/37 (e)(g)(h)	176	27
Series 1993-165 Class SH, 19.3161% 9/25/23 (e)(h)	40	54
Series 2003-21 Class SK, 7.929% 3/25/33 (e)(g)(h)	139	37
Series 2003-35 Class TQ, 7.329% 5/25/18 (e)(g)(h)	70	5
Series 2007-57 Class SA, 39.594% 6/25/37 (e)(h)	538	1,052
Series 2007-66:
Class FB, 0.571% 7/25/37 (e)	955	963
Class SB, 38.574% 7/25/37 (e)(h)	176	332
Series 2008-12 Class SG, 6.179% 3/25/38 (e)(g)(h)	945	151
Series 2009-114 Class AI, 5% 12/25/23 (g)	372	19
Series 2009-16 Class SA, 6.079% 3/25/24 (e)(g)(h)	314	15
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	236	13
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	120	9
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	178	14
Series 2010-12 Class AI, 5% 12/25/18 (g)	739	45
Series 2010-135 Class LS, 5.879% 12/25/40 (e)(g)(h)	840	139
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,108	161
Series 2010-23:
Class AI, 5% 12/25/18 (g)	314	18
Class HI, 4.5% 10/25/18 (g)	213	11
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	670	34
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	383	28
Series 2011-67 Class AI, 4% 7/25/26 (g)	292	35
Series 2011-83 Class DI, 6% 9/25/26 (g)	435	61
Series 2013-N1 Class A, 6.549% 6/25/35 (e)(g)(h)	841	155
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (g)	203	12
Series 348 Class 14, 6.5% 8/25/34 (e)(g)	225	45
Series 351:
Class 12, 5.5% 4/25/34 (e)(g)	155	31
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 351:
Class 13, 6% 3/25/34 (g)	$ 207	$ 43
Series 359 Class 19, 6% 7/25/35 (e)(g)	150	32
Series 384 Class 6, 5% 7/25/37 (g)	553	85
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	869	962
Series 2104 Class PG, 6% 12/15/28	255	281
Series 2121 Class MG, 6% 2/15/29	359	396
Series 2154 Class PT, 6% 5/15/29	578	637
Series 2162 Class PH, 6% 6/15/29	96	106
Series 2520 Class BE, 6% 11/15/32	432	477
Series 2585 Class KS, 7.428% 3/15/23 (e)(g)(h)	46	7
Series 2693 Class MD, 5.5% 10/15/33	7,792	8,781
Series 2802 Class OB, 6% 5/15/34	2,255	2,516
Series 2810 Class PD, 6% 6/15/33	9	9
Series 3002 Class NE, 5% 7/15/35	680	754
Series 3189 Class PD, 6% 7/15/36	610	699
Series 3415 Class PC, 5% 12/15/37	234	253
Series 3786 Class HI, 4% 3/15/38 (g)	996	126
Series 3806 Class UP, 4.5% 2/15/41	1,577	1,712
Series 3832 Class PE, 5% 3/15/41	960	1,108
Series 70 Class C, 9% 9/15/20	11	12
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	123	136
Series 2135 Class JE, 6% 3/15/29	438	483
Series 2274 Class ZM, 6.5% 1/15/31	190	219
Series 2281 Class ZB, 6% 3/15/30	163	179
Series 2357 Class ZB, 6.5% 9/15/31	388	453
Series 2502 Class ZC, 6% 9/15/32	448	497
Series 3097 Class IA, 5.5% 3/15/33 (g)	4	0*
Series 4302 Class DA, 3% 7/15/39	8,858	9,143
Series 06-3115 Class SM, 6.428% 2/15/36 (e)(g)(h)	228	36
Series 1658 Class GZ, 7% 1/15/24	546	611
Series 2013-4281 Class AI, 4% 12/15/28 (g)	2,553	287
Series 2380 Class SY, 8.028% 11/15/31 (e)(g)(h)	1,552	325
Series 2587 Class IM, 6.5% 3/15/33 (g)	234	52
Series 2844:
Class SC, 45.682% 8/15/24 (e)(h)	18	31
Class SD, 84.214% 8/15/24 (e)(h)	26	63
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2935 Class ZK, 5.5% 2/15/35	$ 1,722	$ 1,976
Series 2947 Class XZ, 6% 3/15/35	718	812
Series 3055 Class CS, 6.418% 10/15/35 (e)(g)	308	37
Series 3244 Class SG, 6.488% 11/15/36 (e)(g)(h)	574	106
Series 3274 Class SM, 6.258% 2/15/37 (e)(g)	360	46
Series 3284 Class CI, 5.948% 3/15/37 (e)(g)	1,294	236
Series 3287 Class SD, 6.578% 3/15/37 (e)(g)(h)	848	193
Series 3297 Class BI, 6.588% 4/15/37 (e)(g)(h)	1,193	235
Series 3336 Class LI, 6.408% 6/15/37 (e)(g)	576	80
Series 3772 Class BI, 4.5% 10/15/18 (g)	444	24
Series 3949 Class MK, 4.5% 10/15/34	526	571
Series 4181 Class LA, 3% 3/15/37	1,318	1,365
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	336	387
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.518% 6/16/37 (e)(g)(h)	281	48
Series 2010-H17 Class FA, 0.4988% 7/20/60 (e)(i)	321	320
Series 2010-H18 Class AF, 0.4583% 9/20/60 (e)(i)	376	374
Series 2010-H19 Class FG, 0.4583% 8/20/60 (e)(i)	469	467
Series 2011-H13 Class FA, 0.6583% 4/20/61 (e)(i)	189	189
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	635	93
sequential payer:
Series 2002-24 Class SK, 7.778% 4/16/32 (e)(g)(h)	1,356	344
Series 2002-42 Class ZA, 6% 6/20/32	505	576
Series 2004-24 Class ZM, 5% 4/20/34	1,047	1,178
Series 1999-40 Class SE, 8.778% 11/16/29 (e)(g)(h)	496	35
Series 2000-8 Class SA, 8.278% 1/16/30 (e)(g)(h)	425	32
Series 2001-3 Class S, 7.928% 2/16/31 (e)(g)	307	65
Series 2001-36:
Class SB, 7.928% 12/16/23 (e)(g)(h)	829	156
Class SP, 8.578% 9/16/26 (e)(g)	600	102
Series 2001-38 Class SB, 7.408% 8/16/31 (e)(g)(h)	499	87
Series 2001-41 Class SG, 8.578% 9/16/31 (e)(g)	289	46
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2001-49:
Class SC, 7.428% 12/16/25 (e)(g)(h)	$ 1,107	$ 193
Class SL, 7.428% 5/16/30 (e)(g)(h)	1,355	261
Class SV, 8.078% 12/16/28 (e)(g)(h)	716	64
Series 2001-50:
Class SD, 8.0265% 11/20/31 (e)(g)(h)	737	175
Class ST, 7.528% 8/16/27 (e)(g)(h)	292	62
Series 2002-5 Class SP, 7.278% 1/16/32 (e)(g)(h)	518	105
Series 2004-32 Class GS, 6.328% 5/16/34 (e)(g)(h)	457	97
Series 2004-73 Class AL, 7.0318% 8/17/34 (e)(g)(h)	172	38
Series 2011-52 Class HI, 7% 4/16/41 (g)	1,832	489
Series 2012-76 Class GS, 6.528% 6/16/42 (e)(g)(h)	928	130
Series 2012-97 Class JS, 6.078% 8/16/42 (e)(g)(h)	3,233	569
Series 2013-124:
Class ES, 8.4427% 4/20/39 (e)(h)	1,482	1,699
Class ST, 8.576% 8/20/39 (e)(h)	2,784	3,302
TOTAL U.S. GOVERNMENT AGENCY		64,121
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $123,553)		126,142
Commercial Mortgage Securities - 11.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (e)(g)	977	17
Banc of America Commercial Mortgage Trust:
Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	2,170	2,290
Series 2007-2 Class A4, 5.6281% 4/10/49 (e)	1,293	1,372
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.481% 7/25/37 (a)(e)	46	35
Class M2, 0.511% 7/25/37 (a)(e)	48	31
Class M3, 0.541% 7/25/37 (a)(e)	78	33
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5665% 12/15/27 (a)(e)	9,000	9,031
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,387
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.067% 6/11/27 (a)(e)	$ 5,000	$ 4,982
Series 2014-CR20 Class ASB, 3.305% 11/10/47	5,016	5,187
CSMC Trust floater Series 2014-ICE Class A, 1.05% 4/15/27 (a)(e)	1,292	1,287
Freddie Mac:
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	8,600	8,994
Series K034 Class A2, 3.531% 7/25/23	4,650	5,031
Series K042 Class A1, 2.267% 6/25/24	3,291	3,303
Series K716 Class A2, 3.13% 6/25/21	6,000	6,327
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.45% 12/15/16 (a)(e)	6,000	5,998
Series 2015-NRF Class AFX, 3.2349% 12/15/19 (a)	7,000	7,215
GS Mortgage Securities Trust floater Series 2014-GSFL Class A, 1.1665% 7/15/31 (a)(e)	626	626
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.172% 11/5/30 (a)(e)	896	896
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.508% 11/15/29 (a)(e)	844	845
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.073% 4/15/27 (a)(e)	5,000	4,999
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,363	1,437
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	4,487	4,688
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (e)	4,140	4,432
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,797	3,050
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	187
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 5.9083% 6/11/49 (e)	1,882	2,033
SCG Trust Series 2013-SRP1 Class A, 1.5665% 11/15/26 (a)(e)	964	964
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	7,325	7,762
Series 2007-C31 Class A5, 5.5% 4/15/47	8,506	9,160
Series 2007-C32 Class A3, 5.7206% 6/15/49 (e)	1,150	1,230
Series 2007-C33 Class A4, 5.9428% 2/15/51 (e)	1,462	1,559
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C27 Class A1A, 5.749% 7/15/45 (e)	$ 1,807	$ 1,898
Series 2007-C31A Class A2, 5.421% 4/15/47	80	80
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $111,799)		112,366
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,614)	14,688	1,613
Cash Equivalents - 1.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) # (Cost $18,157)	$ 18,157	18,157
TOTAL INVESTMENT PORTFOLIO - 122.3% (Cost $1,192,835)		1,212,150
NET OTHER ASSETS (LIABILITIES) - (22.3)%		(220,793)
NET ASSETS - 100%		$ 991,357
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 3/1/30	$ (3,000)	(3,073)
2.5% 3/1/30	(1,900)	(1,946)
TOTAL FANNIE MAE		(5,019)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 3/1/45	$ (670)	$ (688)
3.5% 3/1/45	(12,400)	(13,005)
4% 3/1/45	(12,300)	(13,081)
4% 3/1/45	(8,100)	(8,614)
4% 3/1/45	(4,200)	(4,467)
4% 3/1/45	(1,400)	(1,490)
TOTAL GINNIE MAE		(41,345)
TOTAL TBA SALE COMMITMENTS (Proceeds $46,305)		$ (46,364)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Mar. 2017	34,500	3-month LIBOR	1.25%	$ (102)	$ 0	$ (102)
CME	Mar. 2018	11,700	3-month LIBOR	1.5%	(64)	0	(64)
CME	Mar. 2020	9,500	3-month LIBOR	2.25%	(91)	0	(91)
CME	Mar. 2025	8,900	3-month LIBOR	3%	6	0	6
CME	Mar. 2045	7,900	3-month LIBOR	3.5%	(486)	0	(486)
TOTAL INTEREST RATE SWAPS					$ (737)	$ 0	$ (737)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly underlying face amount at value for swaps in the aggregate was $70,467,000.
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $135,236,000 or 13.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,987,000.

(d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $94,000.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$18,157,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 18,157
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 19
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,575	$ 19	$ -	$ 1,613	$ 0.0%
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 883,429	$ -	$ 883,429	$ -
Asset-Backed Securities	70,443	-	70,443	-
Collateralized Mortgage Obligations	126,142	-	126,142	-
Commercial Mortgage Securities	112,366	-	112,366	-
Fixed-Income Funds	1,613	1,613	-	-
Cash Equivalents	18,157	-	18,157	-
Total Investments in Securities:	$ 1,212,150	$ 1,613	$ 1,210,537	$ -
Derivative Instruments:
Assets
Swaps	$ 6	$ -	$ 6	$ -
Liabilities
Swaps	$ (743)	$ -	$ (743)	$ -
Total Derivative Instruments:	$ (737)	$ -	$ (737)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (46,364)	$ -	$ (46,364)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ 6	$ (743)
Total Value of Derivatives	$ 6	$ (743)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $18,157) - See accompanying schedule: Unaffiliated issuers (cost $1,191,221)	$ 1,210,537
Fidelity Central Funds (cost $1,614)	1,613
Total Investments (cost $1,192,835)		$ 1,212,150
Cash		232
Receivable for investments sold		9,093
Receivable for TBA sale commitments		46,305
Receivable for fund shares sold		45,307
Distributions receivable from Fidelity Central Funds		3
Interest receivable		2,698
Total assets		1,315,788

Liabilities
Payable for investments purchased Regular delivery	$ 9,787
Delayed delivery	266,804
TBA sale commitments, at value	46,364
Payable for fund shares redeemed	865
Distributions payable	107
Accrued management fee	245
Distribution and service plan fees payable	28
Payable for daily variation margin for derivative instruments	82
Other affiliated payables	119
Other payables and accrued expenses	30
Total liabilities		324,431

Net Assets		$ 991,357
Net Assets consist of:
Paid in capital		$ 1,052,034
Distributions in excess of net investment income		(5,350)
Accumulated undistributed net realized gain (loss) on investments		(73,846)
Net unrealized appreciation (depreciation) on investments		18,519
Net Assets		$ 991,357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,093 ÷ 3,442 shares)	$ 11.36

Maximum offering price per share (100/96.00 of $11.36)	$ 11.83
Class T: Net Asset Value and redemption price per share ($21,481 ÷ 1,887 shares)	$ 11.38

Maximum offering price per share (100/96.00 of $11.38)	$ 11.85
Class B: Net Asset Value and offering price per share ($1,113 ÷ 98 shares)A	$ 11.36

Class C: Net Asset Value and offering price per share ($17,667 ÷ 1,558 shares)A	$ 11.34

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($847,812 ÷ 74,454 shares)	$ 11.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($64,191 ÷ 5,657 shares)	$ 11.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 13,947
Income from Fidelity Central Funds		19
Total income		13,966

Expenses
Management fee	$ 1,443
Transfer agent fees	515
Distribution and service plan fees	170
Fund wide operations fee	179
Independent trustees' compensation	2
Miscellaneous	9
Total expenses	2,318
Net investment income (loss)		11,648
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,525
Swaps	(2,116)
Total net realized gain (loss)		9,409
Change in net unrealized appreciation (depreciation) on: Investment securities	(569)
Swaps	339
Delayed delivery commitments	205
Total change in net unrealized appreciation (depreciation)		(25)
Net gain (loss)		9,384
Net increase (decrease) in net assets resulting from operations		$ 21,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,648	$ 22,482
Net realized gain (loss)	9,409	3,696
Change in net unrealized appreciation (depreciation)	(25)	24,462
Net increase (decrease) in net assets resulting from operations	21,032	50,640
Distributions to shareholders from net investment income	(11,377)	(21,729)
Distributions to shareholders from net realized gain	(244)	-
Total distributions	(11,621)	(21,729)
Share transactions - net increase (decrease)	67,841	(21,390)
Total increase (decrease) in net assets	77,252	7,521

Net Assets
Beginning of period	914,105	906,584
End of period (including distributions in excess of net investment income of $5,350 and distributions in excess of net investment income of $5,621, respectively)	$ 991,357	$ 914,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Income from Investment Operations
Net investment income (loss) E	.125	.239	.169	.278	.323	.357
Net realized and unrealized gain (loss)	.119	.341	(.457)	.206	.235	.602
Total from investment operations	.244	.580	(.288)	.484	.558	.959
Distributions from net investment income	(.121)	(.230)	(.162)	(.284)	(.328)	(.429)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.124)	(.230)	(.162)	(.284)	(.328)	(.429)
Net asset value, end of period	$ 11.36	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Total Return B, C, D	2.18%	5.37%	(2.57)%	4.41%	5.22%	9.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.81%	.79%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.82% A	.81%	.79%	.81%	.82%	.83%
Expenses net of all reductions	.82% A	.81%	.79%	.81%	.82%	.83%
Net investment income (loss)	2.22% A	2.15%	1.51%	2.48%	2.96%	3.36%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 41	$ 50	$ 60	$ 59	$ 61
Portfolio turnover rate G	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.92	$ 11.37	$ 11.16	$ 10.93	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.126	.242	.173	.281	.326	.360
Net realized and unrealized gain (loss)	.109	.340	(.458)	.216	.235	.602
Total from investment operations	.235	.582	(.285)	.497	.561	.962
Distributions from net investment income	(.122)	(.232)	(.165)	(.287)	(.331)	(.432)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.125)	(.232)	(.165)	(.287)	(.331)	(.432)
Net asset value, end of period	$ 11.38	$ 11.27	$ 10.92	$ 11.37	$ 11.16	$ 10.93
Total Return B, C, D	2.10%	5.38%	(2.54)%	4.52%	5.24%	9.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.79%	.77%	.78%	.79%	.81%
Expenses net of fee waivers, if any	.80% A	.79%	.77%	.78%	.79%	.81%
Expenses net of all reductions	.80% A	.79%	.77%	.78%	.79%	.81%
Net investment income (loss)	2.24% A	2.17%	1.53%	2.50%	2.99%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 22	$ 26	$ 31	$ 37	$ 41
Portfolio turnover rate G	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Income from Investment Operations
Net investment income (loss) E	.086	.162	.090	.200	.248	.286
Net realized and unrealized gain (loss)	.120	.342	(.457)	.207	.235	.602
Total from investment operations	.206	.504	(.367)	.407	.483	.888
Distributions from net investment income	(.083)	(.154)	(.083)	(.207)	(.253)	(.358)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.086)	(.154)	(.083)	(.207)	(.253)	(.358)
Net asset value, end of period	$ 11.36	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Total Return B, C, D	1.83%	4.65%	(3.25)%	3.69%	4.51%	8.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.53% A	1.46%	.80%	1.79%	2.27%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 2	$ 4	$ 5	$ 7
Portfolio turnover rate G	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.88	$ 11.33	$ 11.12	$ 10.90	$ 10.37
Income from Investment Operations
Net investment income (loss) E	.084	.160	.088	.197	.244	.282
Net realized and unrealized gain (loss)	.110	.342	(.457)	.217	.226	.603
Total from investment operations	.194	.502	(.369)	.414	.470	.885
Distributions from net investment income	(.081)	(.152)	(.081)	(.204)	(.250)	(.355)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.084)	(.152)	(.081)	(.204)	(.250)	(.355)
Net asset value, end of period	$ 11.34	$ 11.23	$ 10.88	$ 11.33	$ 11.12	$ 10.90
Total Return B, C, D	1.73%	4.64%	(3.28)%	3.76%	4.39%	8.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.52%	1.52%	1.53%	1.53%	1.53%
Expenses net of fee waivers, if any	1.54% A	1.52%	1.52%	1.53%	1.53%	1.53%
Expenses net of all reductions	1.54% A	1.52%	1.52%	1.53%	1.53%	1.53%
Net investment income (loss)	1.50% A	1.44%	.78%	1.76%	2.24%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 17	$ 17	$ 18	$ 15	$ 18
Portfolio turnover rate G	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.92	$ 11.37	$ 11.17	$ 10.94	$ 10.41
Income from Investment Operations
Net investment income (loss) D	.145	.279	.209	.318	.364	.399
Net realized and unrealized gain (loss)	.120	.341	(.458)	.206	.234	.601
Total from investment operations	.265	.620	(.249)	.524	.598	1.000
Distributions from net investment income	(.142)	(.270)	(.201)	(.324)	(.368)	(.470)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.145)	(.270)	(.201)	(.324)	(.368)	(.470)
Net asset value, end of period	$ 11.39	$ 11.27	$ 10.92	$ 11.37	$ 11.17	$ 10.94
Total Return B, C	2.36%	5.73%	(2.23)%	4.77%	5.59%	9.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.46% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.46% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.46% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.58%	2.51%	1.85%	2.84%	3.33%	3.74%
Supplemental Data
Net assets, end of period (in millions)	$ 848	$ 785	$ 778	$ 850	$ 765	$ 829
Portfolio turnover rate F	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.88	$ 11.33	$ 11.13	$ 10.90	$ 10.37
Income from Investment Operations
Net investment income (loss) D	.141	.271	.200	.311	.354	.391
Net realized and unrealized gain (loss)	.120	.342	(.456)	.207	.235	.603
Total from investment operations	.261	.613	(.256)	.518	.589	.994
Distributions from net investment income	(.138)	(.263)	(.194)	(.318)	(.359)	(.464)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.141)	(.263)	(.194)	(.318)	(.359)	(.464)
Net asset value, end of period	$ 11.35	$ 11.23	$ 10.88	$ 11.33	$ 11.13	$ 10.90
Total Return B, C	2.34%	5.69%	(2.30)%	4.73%	5.53%	9.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.51%	.51%	.50%	.53%	.50%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.50%	.53%	.50%
Expenses net of all reductions	.51% A	.51%	.51%	.50%	.53%	.50%
Net investment income (loss)	2.53% A	2.45%	1.79%	2.79%	3.24%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$ 64	$ 48	$ 34	$ 12	$ 7	$ 10
Portfolio turnover rate F	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,289
Gross unrealized depreciation	(3,985)
Net unrealized appreciation (depreciation) on securities	$ 19,304

Tax cost	$ 1,192,846

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (73,463)
No expiration
Short-term	(5,770)
Long-term	(1,912)
Total no expiration	(7,682)
Total capital loss carryforward	$ (81,145)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally,

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps (a)	$ (2,116)	$ 339

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule

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4. Derivative Instruments - continued

Swaps - continued

of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $103,249 and $65,120, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 49	$ 1
Class T	-%	.25%	28	-*
Class B	.65%	.25%	5	4
Class C	.75%	.25%	88	11
			$ 170	$ 16

* Amount represents three hundred forty-seven dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	-**
Class B*	5
Class C*	1
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents four hundred eighty-nine dollars.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 41.21
Class T	21.19
Class B	1.25
Class C	15.17
Fidelity Mortgage Securities Fund	399.10
Institutional Class	38.15
	$ 515

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 424	$ 944
Class T	241	488
Class B	9	26
Class C	125	230
Fidelity Mortgage Securities Fund	9,964	19,029
Institutional Class	614	1,012
Total	$ 11,377	$ 21,729
From net realized gain
Class A	$ 10	$ -
Class T	6	-
Class C	5	-
Fidelity Mortgage Securities Fund	210	-
Institutional Class	13	-
Total	$ 244	$ -

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	299	499	$ 3,384	$ 5,530
Reinvestment of distributions	34	75	383	829
Shares redeemed	(533)	(1,528)	(6,017)	(16,931)
Net increase (decrease)	(200)	(954)	$ (2,250)	$ (10,572)
Class T
Shares sold	214	151	$ 2,433	$ 1,676
Reinvestment of distributions	21	42	239	465
Shares redeemed	(296)	(597)	(3,363)	(6,625)
Net increase (decrease)	(61)	(404)	$ (691)	$ (4,484)
Class B
Shares sold	6	1	$ 68	$ 16
Reinvestment of distributions	1	1	6	14
Shares redeemed	(31)	(91)	(345)	(1,013)
Net increase (decrease)	(24)	(89)	$ (271)	$ (983)

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9. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class C
Shares sold	201	306	$ 2,266	$ 3,390
Reinvestment of distributions	9	15	104	169
Shares redeemed	(160)	(371)	(1,811)	(4,102)
Net increase (decrease)	50	(50)	$ 559	$ (543)
Fidelity Mortgage Securities Fund
Shares sold	10,813	12,835	$ 122,809	$ 142,389
Reinvestment of distributions	840	1,588	9,532	17,699
Shares redeemed	(6,806)	(16,015)	(77,194)	(177,888)
Net increase (decrease)	4,847	(1,592)	$ 55,147	$ (17,800)
Institutional Class
Shares sold	2,030	1,787	$ 23,002	$ 19,767
Reinvestment of distributions	54	89	608	991
Shares redeemed	(731)	(698)	(8,263)	(7,766)
Net increase (decrease)	1,353	1,178	$ 15,347	$ 12,992

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

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The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AMORI-USAN-0415
1.784899.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.82%
Actual		$ 1,000.00	$ 1,021.80	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class T	.80%
Actual		$ 1,000.00	$ 1,021.00	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class B	1.51%
Actual		$ 1,000.00	$ 1,018.30	$ 7.56
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.54%
Actual		$ 1,000.00	$ 1,017.30	$ 7.70
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Fidelity Mortgage Securities Fund	.46%
Actual		$ 1,000.00	$ 1,023.60	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,023.40	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Coupon Distribution as of February 28, 2015
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	2.3	3.4
1 - 1.99%	6.2	6.1
2 - 2.99%	7.7	3.2
3 - 3.99%	35.5	31.5
4 - 4.99%	28.6	29.4
5 - 5.99%	10.3	10.2
6 - 6.99%	2.5	3.5
7% and above	1.5	1.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2015
6 months ago
Years	5.0	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	3.0	3.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
As of February 28, 2015 *	As of August 31, 2014 **
Mortgage Securities 84.5%	Mortgage Securities 88.2%
CMOs and Other Mortgage Related Securities 24.1%	CMOs and Other Mortgage Related Securities 20.2%
Asset-Backed Securities 7.1%	Asset-Backed Securities 8.3%
Short-Term Investments and Net Other Assets (Liabilities) (15.7)%†	Short-Term Investments and Net Other Assets (Liabilities) (16.7)%†

* Foreign investments	0.3%	** Foreign investments	2.3%
* Futures and Swaps	(7.2)%	** Futures and Swaps	(8.4)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 89.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 45.9%
1.814% 9/1/36 (e)	$ 89	$ 94
2.053% 6/1/36 (e)	43	46
2.057% 1/1/35 (e)	214	226
2.07% 4/1/37 (e)	133	142
2.094% 5/1/36 (e)	226	239
2.138% 3/1/36 (e)	184	195
2.142% 9/1/36 (e)	96	102
2.214% 8/1/35 (e)	327	350
2.253% 4/1/36 (e)	153	164
2.276% 11/1/36 (e)	47	50
2.291% 7/1/35 (e)	6	6
2.32% 7/1/35 (e)	53	57
2.333% 3/1/35 (e)	31	33
2.372% 5/1/36 (e)	47	51
2.375% 10/1/36 (e)	172	184
2.395% 6/1/36 (e)	535	573
2.421% 10/1/33 (e)	45	49
2.445% 3/1/40 (e)	241	257
2.5% 3/1/30 (b)	42,900	43,946
2.5% 3/1/30 (b)	1,400	1,434
2.5% 10/1/42 to 9/1/43	6,062	5,968
2.53% 9/1/37 (e)	29	31
2.69% 2/1/42 (e)	815	847
2.763% 1/1/42 (e)	755	786
2.976% 8/1/41 (e)	636	665
3% 10/1/42 to 3/1/44	53,551	54,713
3% 3/1/45 (b)	5,200	5,298
3.163% 3/1/42 (e)	3,561	3,740
3.36% 9/1/41 (e)	159	170
3.466% 12/1/40 (e)	7,620	8,089
3.5% 3/1/30 (b)	1,300	1,378
3.5% 1/1/34 to 8/1/43	76,484	80,510
3.5% 3/1/45 (b)	13,200	13,833
3.5% 3/1/45 (b)	7,300	7,650
3.5% 3/1/45 (b)	13,800	14,462
4% 11/1/26 to 1/1/44	71,951	77,348
4% 3/1/45 (b)	18,600	19,883
4% 3/1/45 (b)	2,900	3,100
4% 3/1/45 (b)	15,300	16,355
4.5% 5/1/25 to 10/1/44	42,065	45,924
4.5% 3/1/45 (b)	24,700	26,842
4.5% 3/1/45 (b)	6,900	7,498
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 5/1/20 to 10/1/41	$ 1,122	$ 1,232
5.5% 2/1/18 to 4/1/39	4,433	4,997
5.565% 8/1/46 (e)	44	48
6.5% 3/1/16 to 5/1/38	2,065	2,346
7% 12/1/15 to 5/1/30	1,163	1,344
7.21% 12/1/36 (e)	44	47
7.5% 8/1/22 to 9/1/32	687	821
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	97	110
9% 10/1/30	204	255
9.5% 7/1/16 to 8/1/22	12	13
12.5% 10/1/15	0*	0*
		454,519
Freddie Mac - 16.0%
1.82% 3/1/35 (e)	110	114
2.05% 6/1/37 (e)	30	32
2.055% 11/1/35 (e)	307	327
2.083% 3/1/36 (e)	377	397
2.095% 8/1/37 (e)	93	100
2.121% 5/1/37 (e)	75	80
2.333% 4/1/37 (e)	100	107
2.356% 5/1/34 (e)	8	9
2.385% 6/1/37 (e)	28	30
2.405% 10/1/42 (e)	907	955
2.415% 6/1/37 (e)	293	313
2.448% 6/1/37 (e)	539	574
2.461% 6/1/33 (e)	794	850
2.545% 7/1/36 (e)	97	104
2.595% 4/1/37 (e)	9	9
2.757% 12/1/36 (e)	398	426
2.78% 10/1/36 (e)	14	15
3% 11/1/42 to 6/1/43	15,734	16,080
3.078% 9/1/41 (e)	790	825
3.136% 10/1/35 (e)	53	56
3.409% 12/1/40 (e)	3,346	3,529
3.5% 4/1/42 to 8/1/43	22,155	23,282
3.5% 3/1/45 (b)	17,700	18,521
4% 2/1/41 to 8/1/44	31,523	33,959
4.5% 7/1/25 to 8/1/44 (d)	14,243	15,528
5% 7/1/33 to 7/1/41 (c)	12,794	14,270
5.5% 10/1/17 to 10/1/39	13,220	14,843
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 5/1/16 to 6/1/39	$ 3,142	$ 3,548
6.5% 2/1/16 to 9/1/39	4,868	5,539
7% 6/1/21 to 9/1/36	1,630	1,898
7.5% 4/1/15 to 7/1/34	2,223	2,632
8% 11/1/16 to 1/1/37	20	24
8.5% 8/1/16 to 9/1/20	4	4
9% 9/1/16 to 5/1/21	18	19
10% 1/1/16 to 12/1/18	1	1
		159,000
Ginnie Mae - 27.2%
3% 6/20/42 to 2/20/45	32,921	33,856
3% 3/1/45 (b)	670	688
3% 3/1/45 (b)	6,000	6,158
3% 3/1/45 (b)	1,200	1,232
3% 3/1/45 (b)	2,000	2,053
3% 3/1/45 (b)	3,700	3,797
3.5% 3/15/42 to 2/20/45	45,073	47,411
3.5% 3/1/45 (b)	6,700	7,027
3.5% 3/1/45 (b)	7,400	7,761
3.5% 3/1/45 (b)	5,900	6,188
3.5% 3/1/45 (b)	3,500	3,671
3.5% 4/1/45 (b)	12,400	12,974
4% 7/20/33 to 12/20/44	34,760	37,357
4% 3/1/45 (b)	5,600	5,956
4% 3/1/45 (b)	8,100	8,614
4% 3/1/45 (b)	8,100	8,614
4% 3/1/45 (b)	4,200	4,467
4% 3/1/45 (b)	5,700	6,062
4% 4/1/45 (b)	1,400	1,487
4.5% 8/15/33 to 5/20/41	40,549	44,678
5% 9/20/33 to 6/15/41	12,128	13,692
5.5% 10/15/33 to 9/15/39	3,436	3,935
6.5% 10/15/34 to 7/15/36	190	222
7% 2/15/24 to 4/20/32	955	1,123
7.5% 12/15/21 to 12/15/29	365	427
8% 6/15/21 to 12/15/25	207	242
8.5% 1/15/17 to 10/15/28	181	214
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
9% 11/20/17	$ 1	$ 1
10.5% 10/20/17 to 2/20/18	3	3
		269,910
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $866,692)		883,429
Asset-Backed Securities - 7.1%

American Credit Acceptance Receivables Trust:
Series 2013-2 Class A, 1.32% 2/15/17 (a)	358	358
Series 2014-1 Class A, 1.14% 3/12/18 (a)	1,552	1,553
Carnow Auto Receivables Trust Series 2014-1A Class A, 0.96% 1/17/17 (a)	3,595	3,591
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (a)	34	34
Series 2013-2A Class A, 1.75% 11/15/17 (a)	3,352	3,359
Series 2014-1A Class A, 1.46% 12/17/18 (a)	3,557	3,551
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A5, 4.66% 3/25/33	4,473	4,605
Colony American Homes Series 2014-2A Class A, 1.118% 7/17/31 (a)(e)	8,907	8,757
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (a)	1,906	1,910
Series 2013-D Class A, 1.54% 7/16/18 (a)	2,805	2,808
Exeter Automobile Receivables Trust Series 2014-2A Class A, 1.06% 8/15/18 (a)	2,476	2,467
GSAMP Trust:
Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	82	3
Series 2004-AR2 Class B1, 3.021% 8/25/34 (e)	69	0*
Invitation Homes Trust:
Series 2014-SFR1 Class A, 1.168% 6/17/31 (a)(e)	1,684	1,662
Series 2015-SRF1 Class A, 1.6163% 3/17/32 (a)(e)	8,829	8,893
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	1,988	2,015
Series 2007-CH4 Class A3, 0.281% 2/25/32 (e)	3,207	3,183
Silver Bay Realty 2014-1 Trust Series 2014-1 Class A, 1.168% 9/17/31 (a)(e)	2,988	2,942
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (a)	7,547	7,567
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (a)	2,322	2,311
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.601% 5/25/35 (e)	$ 1,995	$ 1,829
Series 2007-BC3 Class 2A1, 0.2295% 5/25/47 (e)	834	833
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (a)	632	628
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	2,054	2,059
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (a)	3,525	3,525
TOTAL ASSET-BACKED SECURITIES (Cost $71,020)		70,443
Collateralized Mortgage Obligations - 12.7%

Private Sponsor - 6.2%
BCAP LLC Trust sequential payer Series 2010-RR11 Class 6A1, 2.5551% 3/27/36 (a)(e)	4,115	4,097
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4346% 4/26/36 (a)(e)	529	513
CAM Mortgage Trust Series 2014-2 Class A, 2.6% 5/15/48 (a)	988	986
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (a)	3,741	3,680
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(e)	8,197	8,291
Credit Suisse Commercial Mortgage Trust:
floater Series 2010-15R Class 5A5, 0.5283% 11/26/35 (a)(e)	5,500	5,291
Series 2014-15R Class 7A3, 1.0115% 10/26/37 (a)(e)	3,597	3,514
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5861% 5/27/35 (a)(e)	698	717
CSMC:
floater Series 2015-1R Class 6A1, 0.4495% 5/27/37 (a)(e)	5,313	4,924
Series 2014-3R Class 2A1, 0.8695% 5/27/37 (a)(e)	1,832	1,733
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (a)	1,350	1,359
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (e)	408	408
Granite Mortgages floater Series 2003-2 Class 1B, 1.2366% 7/20/43 (e)	3,201	3,209
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 1.7803% 1/26/37 (a)(e)	579	577
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (e)	321	300
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (e)	$ 1,899	$ 1,945
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (e)	1,619	1,481
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(e)	4,570	4,634
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (e)	206	206
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8083% 9/25/43 (e)	372	355
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	313	317
Series 2003-MS5 Class 1A1, 5% 3/25/18	398	407
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4903% 9/25/33 (e)	1,132	1,134
Series 2005-AR10 Class 2A15, 2.6141% 6/25/35 (e)	6,803	6,913
Series 2005-AR2 Class 1A2, 2.6147% 3/25/35 (e)	276	255
Series 2006-AR10 Class 3A1, 2.615% 7/25/36 (e)	1,376	1,364
Series 2007-9:
Class 1A5, 5.5% 7/25/37	1,642	1,671
Class 1A8, 5.5% 7/25/37	1,709	1,740
TOTAL PRIVATE SPONSOR		62,021
U.S. Government Agency - 6.5%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.929% 12/25/33 (e)(g)(h)	417	97
Series 2007-57 Class FA, 0.401% 6/25/37 (e)	1,799	1,799
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	2,519	2,791
Series 1999-17 Class PG, 6% 4/25/29	812	893
Series 1999-32 Class PL, 6% 7/25/29	728	803
Series 1999-33 Class PK, 6% 7/25/29	416	459
Series 2001-52 Class YZ, 6.5% 10/25/31	50	56
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,243
Series 2005-73 Class SA, 17.1054% 8/25/35 (e)(h)	116	144
Series 2006-105 Class MD, 5.5% 6/25/35	759	779
Series 2011-35 Class PA, 4% 2/25/39	651	672
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	$ 762	$ 840
Series 2001-31 Class ZC, 6.5% 7/25/31	336	388
Series 2002-16 Class ZD, 6.5% 4/25/32	115	134
Series 2002-74 Class SV, 7.379% 11/25/32 (e)(g)	271	52
Series 2002-79 Class Z, 5.5% 11/25/22	387	433
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	1,054	148
Series 06-116 Class SG, 6.469% 12/25/36 (e)(g)(h)	273	49
Series 07-40 Class SE, 6.269% 5/25/37 (e)(g)(h)	176	27
Series 1993-165 Class SH, 19.3161% 9/25/23 (e)(h)	40	54
Series 2003-21 Class SK, 7.929% 3/25/33 (e)(g)(h)	139	37
Series 2003-35 Class TQ, 7.329% 5/25/18 (e)(g)(h)	70	5
Series 2007-57 Class SA, 39.594% 6/25/37 (e)(h)	538	1,052
Series 2007-66:
Class FB, 0.571% 7/25/37 (e)	955	963
Class SB, 38.574% 7/25/37 (e)(h)	176	332
Series 2008-12 Class SG, 6.179% 3/25/38 (e)(g)(h)	945	151
Series 2009-114 Class AI, 5% 12/25/23 (g)	372	19
Series 2009-16 Class SA, 6.079% 3/25/24 (e)(g)(h)	314	15
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	236	13
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	120	9
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	178	14
Series 2010-12 Class AI, 5% 12/25/18 (g)	739	45
Series 2010-135 Class LS, 5.879% 12/25/40 (e)(g)(h)	840	139
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,108	161
Series 2010-23:
Class AI, 5% 12/25/18 (g)	314	18
Class HI, 4.5% 10/25/18 (g)	213	11
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	670	34
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	383	28
Series 2011-67 Class AI, 4% 7/25/26 (g)	292	35
Series 2011-83 Class DI, 6% 9/25/26 (g)	435	61
Series 2013-N1 Class A, 6.549% 6/25/35 (e)(g)(h)	841	155
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (g)	203	12
Series 348 Class 14, 6.5% 8/25/34 (e)(g)	225	45
Series 351:
Class 12, 5.5% 4/25/34 (e)(g)	155	31
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 351:
Class 13, 6% 3/25/34 (g)	$ 207	$ 43
Series 359 Class 19, 6% 7/25/35 (e)(g)	150	32
Series 384 Class 6, 5% 7/25/37 (g)	553	85
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	869	962
Series 2104 Class PG, 6% 12/15/28	255	281
Series 2121 Class MG, 6% 2/15/29	359	396
Series 2154 Class PT, 6% 5/15/29	578	637
Series 2162 Class PH, 6% 6/15/29	96	106
Series 2520 Class BE, 6% 11/15/32	432	477
Series 2585 Class KS, 7.428% 3/15/23 (e)(g)(h)	46	7
Series 2693 Class MD, 5.5% 10/15/33	7,792	8,781
Series 2802 Class OB, 6% 5/15/34	2,255	2,516
Series 2810 Class PD, 6% 6/15/33	9	9
Series 3002 Class NE, 5% 7/15/35	680	754
Series 3189 Class PD, 6% 7/15/36	610	699
Series 3415 Class PC, 5% 12/15/37	234	253
Series 3786 Class HI, 4% 3/15/38 (g)	996	126
Series 3806 Class UP, 4.5% 2/15/41	1,577	1,712
Series 3832 Class PE, 5% 3/15/41	960	1,108
Series 70 Class C, 9% 9/15/20	11	12
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	123	136
Series 2135 Class JE, 6% 3/15/29	438	483
Series 2274 Class ZM, 6.5% 1/15/31	190	219
Series 2281 Class ZB, 6% 3/15/30	163	179
Series 2357 Class ZB, 6.5% 9/15/31	388	453
Series 2502 Class ZC, 6% 9/15/32	448	497
Series 3097 Class IA, 5.5% 3/15/33 (g)	4	0*
Series 4302 Class DA, 3% 7/15/39	8,858	9,143
Series 06-3115 Class SM, 6.428% 2/15/36 (e)(g)(h)	228	36
Series 1658 Class GZ, 7% 1/15/24	546	611
Series 2013-4281 Class AI, 4% 12/15/28 (g)	2,553	287
Series 2380 Class SY, 8.028% 11/15/31 (e)(g)(h)	1,552	325
Series 2587 Class IM, 6.5% 3/15/33 (g)	234	52
Series 2844:
Class SC, 45.682% 8/15/24 (e)(h)	18	31
Class SD, 84.214% 8/15/24 (e)(h)	26	63
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2935 Class ZK, 5.5% 2/15/35	$ 1,722	$ 1,976
Series 2947 Class XZ, 6% 3/15/35	718	812
Series 3055 Class CS, 6.418% 10/15/35 (e)(g)	308	37
Series 3244 Class SG, 6.488% 11/15/36 (e)(g)(h)	574	106
Series 3274 Class SM, 6.258% 2/15/37 (e)(g)	360	46
Series 3284 Class CI, 5.948% 3/15/37 (e)(g)	1,294	236
Series 3287 Class SD, 6.578% 3/15/37 (e)(g)(h)	848	193
Series 3297 Class BI, 6.588% 4/15/37 (e)(g)(h)	1,193	235
Series 3336 Class LI, 6.408% 6/15/37 (e)(g)	576	80
Series 3772 Class BI, 4.5% 10/15/18 (g)	444	24
Series 3949 Class MK, 4.5% 10/15/34	526	571
Series 4181 Class LA, 3% 3/15/37	1,318	1,365
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	336	387
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.518% 6/16/37 (e)(g)(h)	281	48
Series 2010-H17 Class FA, 0.4988% 7/20/60 (e)(i)	321	320
Series 2010-H18 Class AF, 0.4583% 9/20/60 (e)(i)	376	374
Series 2010-H19 Class FG, 0.4583% 8/20/60 (e)(i)	469	467
Series 2011-H13 Class FA, 0.6583% 4/20/61 (e)(i)	189	189
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	635	93
sequential payer:
Series 2002-24 Class SK, 7.778% 4/16/32 (e)(g)(h)	1,356	344
Series 2002-42 Class ZA, 6% 6/20/32	505	576
Series 2004-24 Class ZM, 5% 4/20/34	1,047	1,178
Series 1999-40 Class SE, 8.778% 11/16/29 (e)(g)(h)	496	35
Series 2000-8 Class SA, 8.278% 1/16/30 (e)(g)(h)	425	32
Series 2001-3 Class S, 7.928% 2/16/31 (e)(g)	307	65
Series 2001-36:
Class SB, 7.928% 12/16/23 (e)(g)(h)	829	156
Class SP, 8.578% 9/16/26 (e)(g)	600	102
Series 2001-38 Class SB, 7.408% 8/16/31 (e)(g)(h)	499	87
Series 2001-41 Class SG, 8.578% 9/16/31 (e)(g)	289	46
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2001-49:
Class SC, 7.428% 12/16/25 (e)(g)(h)	$ 1,107	$ 193
Class SL, 7.428% 5/16/30 (e)(g)(h)	1,355	261
Class SV, 8.078% 12/16/28 (e)(g)(h)	716	64
Series 2001-50:
Class SD, 8.0265% 11/20/31 (e)(g)(h)	737	175
Class ST, 7.528% 8/16/27 (e)(g)(h)	292	62
Series 2002-5 Class SP, 7.278% 1/16/32 (e)(g)(h)	518	105
Series 2004-32 Class GS, 6.328% 5/16/34 (e)(g)(h)	457	97
Series 2004-73 Class AL, 7.0318% 8/17/34 (e)(g)(h)	172	38
Series 2011-52 Class HI, 7% 4/16/41 (g)	1,832	489
Series 2012-76 Class GS, 6.528% 6/16/42 (e)(g)(h)	928	130
Series 2012-97 Class JS, 6.078% 8/16/42 (e)(g)(h)	3,233	569
Series 2013-124:
Class ES, 8.4427% 4/20/39 (e)(h)	1,482	1,699
Class ST, 8.576% 8/20/39 (e)(h)	2,784	3,302
TOTAL U.S. GOVERNMENT AGENCY		64,121
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $123,553)		126,142
Commercial Mortgage Securities - 11.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (e)(g)	977	17
Banc of America Commercial Mortgage Trust:
Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	2,170	2,290
Series 2007-2 Class A4, 5.6281% 4/10/49 (e)	1,293	1,372
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.481% 7/25/37 (a)(e)	46	35
Class M2, 0.511% 7/25/37 (a)(e)	48	31
Class M3, 0.541% 7/25/37 (a)(e)	78	33
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5665% 12/15/27 (a)(e)	9,000	9,031
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,387
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.067% 6/11/27 (a)(e)	$ 5,000	$ 4,982
Series 2014-CR20 Class ASB, 3.305% 11/10/47	5,016	5,187
CSMC Trust floater Series 2014-ICE Class A, 1.05% 4/15/27 (a)(e)	1,292	1,287
Freddie Mac:
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	8,600	8,994
Series K034 Class A2, 3.531% 7/25/23	4,650	5,031
Series K042 Class A1, 2.267% 6/25/24	3,291	3,303
Series K716 Class A2, 3.13% 6/25/21	6,000	6,327
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.45% 12/15/16 (a)(e)	6,000	5,998
Series 2015-NRF Class AFX, 3.2349% 12/15/19 (a)	7,000	7,215
GS Mortgage Securities Trust floater Series 2014-GSFL Class A, 1.1665% 7/15/31 (a)(e)	626	626
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.172% 11/5/30 (a)(e)	896	896
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.508% 11/15/29 (a)(e)	844	845
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.073% 4/15/27 (a)(e)	5,000	4,999
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,363	1,437
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	4,487	4,688
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (e)	4,140	4,432
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,797	3,050
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	187
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 5.9083% 6/11/49 (e)	1,882	2,033
SCG Trust Series 2013-SRP1 Class A, 1.5665% 11/15/26 (a)(e)	964	964
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	7,325	7,762
Series 2007-C31 Class A5, 5.5% 4/15/47	8,506	9,160
Series 2007-C32 Class A3, 5.7206% 6/15/49 (e)	1,150	1,230
Series 2007-C33 Class A4, 5.9428% 2/15/51 (e)	1,462	1,559
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C27 Class A1A, 5.749% 7/15/45 (e)	$ 1,807	$ 1,898
Series 2007-C31A Class A2, 5.421% 4/15/47	80	80
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $111,799)		112,366
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,614)	14,688	1,613
Cash Equivalents - 1.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) # (Cost $18,157)	$ 18,157	18,157
TOTAL INVESTMENT PORTFOLIO - 122.3% (Cost $1,192,835)		1,212,150
NET OTHER ASSETS (LIABILITIES) - (22.3)%		(220,793)
NET ASSETS - 100%		$ 991,357
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 3/1/30	$ (3,000)	(3,073)
2.5% 3/1/30	(1,900)	(1,946)
TOTAL FANNIE MAE		(5,019)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 3/1/45	$ (670)	$ (688)
3.5% 3/1/45	(12,400)	(13,005)
4% 3/1/45	(12,300)	(13,081)
4% 3/1/45	(8,100)	(8,614)
4% 3/1/45	(4,200)	(4,467)
4% 3/1/45	(1,400)	(1,490)
TOTAL GINNIE MAE		(41,345)
TOTAL TBA SALE COMMITMENTS (Proceeds $46,305)		$ (46,364)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Mar. 2017	34,500	3-month LIBOR	1.25%	$ (102)	$ 0	$ (102)
CME	Mar. 2018	11,700	3-month LIBOR	1.5%	(64)	0	(64)
CME	Mar. 2020	9,500	3-month LIBOR	2.25%	(91)	0	(91)
CME	Mar. 2025	8,900	3-month LIBOR	3%	6	0	6
CME	Mar. 2045	7,900	3-month LIBOR	3.5%	(486)	0	(486)
TOTAL INTEREST RATE SWAPS					$ (737)	$ 0	$ (737)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly underlying face amount at value for swaps in the aggregate was $70,467,000.
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $135,236,000 or 13.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,987,000.

(d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $94,000.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$18,157,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 18,157
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 19
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,575	$ 19	$ -	$ 1,613	$ 0.0%
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 883,429	$ -	$ 883,429	$ -
Asset-Backed Securities	70,443	-	70,443	-
Collateralized Mortgage Obligations	126,142	-	126,142	-
Commercial Mortgage Securities	112,366	-	112,366	-
Fixed-Income Funds	1,613	1,613	-	-
Cash Equivalents	18,157	-	18,157	-
Total Investments in Securities:	$ 1,212,150	$ 1,613	$ 1,210,537	$ -
Derivative Instruments:
Assets
Swaps	$ 6	$ -	$ 6	$ -
Liabilities
Swaps	$ (743)	$ -	$ (743)	$ -
Total Derivative Instruments:	$ (737)	$ -	$ (737)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (46,364)	$ -	$ (46,364)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ 6	$ (743)
Total Value of Derivatives	$ 6	$ (743)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $18,157) - See accompanying schedule: Unaffiliated issuers (cost $1,191,221)	$ 1,210,537
Fidelity Central Funds (cost $1,614)	1,613
Total Investments (cost $1,192,835)		$ 1,212,150
Cash		232
Receivable for investments sold		9,093
Receivable for TBA sale commitments		46,305
Receivable for fund shares sold		45,307
Distributions receivable from Fidelity Central Funds		3
Interest receivable		2,698
Total assets		1,315,788

Liabilities
Payable for investments purchased Regular delivery	$ 9,787
Delayed delivery	266,804
TBA sale commitments, at value	46,364
Payable for fund shares redeemed	865
Distributions payable	107
Accrued management fee	245
Distribution and service plan fees payable	28
Payable for daily variation margin for derivative instruments	82
Other affiliated payables	119
Other payables and accrued expenses	30
Total liabilities		324,431

Net Assets		$ 991,357
Net Assets consist of:
Paid in capital		$ 1,052,034
Distributions in excess of net investment income		(5,350)
Accumulated undistributed net realized gain (loss) on investments		(73,846)
Net unrealized appreciation (depreciation) on investments		18,519
Net Assets		$ 991,357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,093 ÷ 3,442 shares)	$ 11.36

Maximum offering price per share (100/96.00 of $11.36)	$ 11.83
Class T: Net Asset Value and redemption price per share ($21,481 ÷ 1,887 shares)	$ 11.38

Maximum offering price per share (100/96.00 of $11.38)	$ 11.85
Class B: Net Asset Value and offering price per share ($1,113 ÷ 98 shares)A	$ 11.36

Class C: Net Asset Value and offering price per share ($17,667 ÷ 1,558 shares)A	$ 11.34

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($847,812 ÷ 74,454 shares)	$ 11.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($64,191 ÷ 5,657 shares)	$ 11.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 13,947
Income from Fidelity Central Funds		19
Total income		13,966

Expenses
Management fee	$ 1,443
Transfer agent fees	515
Distribution and service plan fees	170
Fund wide operations fee	179
Independent trustees' compensation	2
Miscellaneous	9
Total expenses	2,318
Net investment income (loss)		11,648
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,525
Swaps	(2,116)
Total net realized gain (loss)		9,409
Change in net unrealized appreciation (depreciation) on: Investment securities	(569)
Swaps	339
Delayed delivery commitments	205
Total change in net unrealized appreciation (depreciation)		(25)
Net gain (loss)		9,384
Net increase (decrease) in net assets resulting from operations		$ 21,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,648	$ 22,482
Net realized gain (loss)	9,409	3,696
Change in net unrealized appreciation (depreciation)	(25)	24,462
Net increase (decrease) in net assets resulting from operations	21,032	50,640
Distributions to shareholders from net investment income	(11,377)	(21,729)
Distributions to shareholders from net realized gain	(244)	-
Total distributions	(11,621)	(21,729)
Share transactions - net increase (decrease)	67,841	(21,390)
Total increase (decrease) in net assets	77,252	7,521

Net Assets
Beginning of period	914,105	906,584
End of period (including distributions in excess of net investment income of $5,350 and distributions in excess of net investment income of $5,621, respectively)	$ 991,357	$ 914,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Income from Investment Operations
Net investment income (loss) E	.125	.239	.169	.278	.323	.357
Net realized and unrealized gain (loss)	.119	.341	(.457)	.206	.235	.602
Total from investment operations	.244	.580	(.288)	.484	.558	.959
Distributions from net investment income	(.121)	(.230)	(.162)	(.284)	(.328)	(.429)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.124)	(.230)	(.162)	(.284)	(.328)	(.429)
Net asset value, end of period	$ 11.36	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Total Return B, C, D	2.18%	5.37%	(2.57)%	4.41%	5.22%	9.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.81%	.79%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.82% A	.81%	.79%	.81%	.82%	.83%
Expenses net of all reductions	.82% A	.81%	.79%	.81%	.82%	.83%
Net investment income (loss)	2.22% A	2.15%	1.51%	2.48%	2.96%	3.36%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 41	$ 50	$ 60	$ 59	$ 61
Portfolio turnover rate G	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.92	$ 11.37	$ 11.16	$ 10.93	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.126	.242	.173	.281	.326	.360
Net realized and unrealized gain (loss)	.109	.340	(.458)	.216	.235	.602
Total from investment operations	.235	.582	(.285)	.497	.561	.962
Distributions from net investment income	(.122)	(.232)	(.165)	(.287)	(.331)	(.432)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.125)	(.232)	(.165)	(.287)	(.331)	(.432)
Net asset value, end of period	$ 11.38	$ 11.27	$ 10.92	$ 11.37	$ 11.16	$ 10.93
Total Return B, C, D	2.10%	5.38%	(2.54)%	4.52%	5.24%	9.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.79%	.77%	.78%	.79%	.81%
Expenses net of fee waivers, if any	.80% A	.79%	.77%	.78%	.79%	.81%
Expenses net of all reductions	.80% A	.79%	.77%	.78%	.79%	.81%
Net investment income (loss)	2.24% A	2.17%	1.53%	2.50%	2.99%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 22	$ 26	$ 31	$ 37	$ 41
Portfolio turnover rate G	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Income from Investment Operations
Net investment income (loss) E	.086	.162	.090	.200	.248	.286
Net realized and unrealized gain (loss)	.120	.342	(.457)	.207	.235	.602
Total from investment operations	.206	.504	(.367)	.407	.483	.888
Distributions from net investment income	(.083)	(.154)	(.083)	(.207)	(.253)	(.358)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.086)	(.154)	(.083)	(.207)	(.253)	(.358)
Net asset value, end of period	$ 11.36	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Total Return B, C, D	1.83%	4.65%	(3.25)%	3.69%	4.51%	8.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.53% A	1.46%	.80%	1.79%	2.27%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 2	$ 4	$ 5	$ 7
Portfolio turnover rate G	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.88	$ 11.33	$ 11.12	$ 10.90	$ 10.37
Income from Investment Operations
Net investment income (loss) E	.084	.160	.088	.197	.244	.282
Net realized and unrealized gain (loss)	.110	.342	(.457)	.217	.226	.603
Total from investment operations	.194	.502	(.369)	.414	.470	.885
Distributions from net investment income	(.081)	(.152)	(.081)	(.204)	(.250)	(.355)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.084)	(.152)	(.081)	(.204)	(.250)	(.355)
Net asset value, end of period	$ 11.34	$ 11.23	$ 10.88	$ 11.33	$ 11.12	$ 10.90
Total Return B, C, D	1.73%	4.64%	(3.28)%	3.76%	4.39%	8.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.52%	1.52%	1.53%	1.53%	1.53%
Expenses net of fee waivers, if any	1.54% A	1.52%	1.52%	1.53%	1.53%	1.53%
Expenses net of all reductions	1.54% A	1.52%	1.52%	1.53%	1.53%	1.53%
Net investment income (loss)	1.50% A	1.44%	.78%	1.76%	2.24%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 17	$ 17	$ 18	$ 15	$ 18
Portfolio turnover rate G	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.92	$ 11.37	$ 11.17	$ 10.94	$ 10.41
Income from Investment Operations
Net investment income (loss) D	.145	.279	.209	.318	.364	.399
Net realized and unrealized gain (loss)	.120	.341	(.458)	.206	.234	.601
Total from investment operations	.265	.620	(.249)	.524	.598	1.000
Distributions from net investment income	(.142)	(.270)	(.201)	(.324)	(.368)	(.470)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.145)	(.270)	(.201)	(.324)	(.368)	(.470)
Net asset value, end of period	$ 11.39	$ 11.27	$ 10.92	$ 11.37	$ 11.17	$ 10.94
Total Return B, C	2.36%	5.73%	(2.23)%	4.77%	5.59%	9.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.46% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.46% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.46% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.58%	2.51%	1.85%	2.84%	3.33%	3.74%
Supplemental Data
Net assets, end of period (in millions)	$ 848	$ 785	$ 778	$ 850	$ 765	$ 829
Portfolio turnover rate F	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.88	$ 11.33	$ 11.13	$ 10.90	$ 10.37
Income from Investment Operations
Net investment income (loss) D	.141	.271	.200	.311	.354	.391
Net realized and unrealized gain (loss)	.120	.342	(.456)	.207	.235	.603
Total from investment operations	.261	.613	(.256)	.518	.589	.994
Distributions from net investment income	(.138)	(.263)	(.194)	(.318)	(.359)	(.464)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.141)	(.263)	(.194)	(.318)	(.359)	(.464)
Net asset value, end of period	$ 11.35	$ 11.23	$ 10.88	$ 11.33	$ 11.13	$ 10.90
Total Return B, C	2.34%	5.69%	(2.30)%	4.73%	5.53%	9.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.51%	.51%	.50%	.53%	.50%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.50%	.53%	.50%
Expenses net of all reductions	.51% A	.51%	.51%	.50%	.53%	.50%
Net investment income (loss)	2.53% A	2.45%	1.79%	2.79%	3.24%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$ 64	$ 48	$ 34	$ 12	$ 7	$ 10
Portfolio turnover rate F	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,289
Gross unrealized depreciation	(3,985)
Net unrealized appreciation (depreciation) on securities	$ 19,304

Tax cost	$ 1,192,846

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (73,463)
No expiration
Short-term	(5,770)
Long-term	(1,912)
Total no expiration	(7,682)
Total capital loss carryforward	$ (81,145)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally,

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps (a)	$ (2,116)	$ 339

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule

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4. Derivative Instruments - continued

Swaps - continued

of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $103,249 and $65,120, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 49	$ 1
Class T	-%	.25%	28	-*
Class B	.65%	.25%	5	4
Class C	.75%	.25%	88	11
			$ 170	$ 16

* Amount represents three hundred forty-seven dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	-**
Class B*	5
Class C*	1
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents four hundred eighty-nine dollars.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 41.21
Class T	21.19
Class B	1.25
Class C	15.17
Fidelity Mortgage Securities Fund	399.10
Institutional Class	38.15
	$ 515

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 424	$ 944
Class T	241	488
Class B	9	26
Class C	125	230
Fidelity Mortgage Securities Fund	9,964	19,029
Institutional Class	614	1,012
Total	$ 11,377	$ 21,729
From net realized gain
Class A	$ 10	$ -
Class T	6	-
Class C	5	-
Fidelity Mortgage Securities Fund	210	-
Institutional Class	13	-
Total	$ 244	$ -

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	299	499	$ 3,384	$ 5,530
Reinvestment of distributions	34	75	383	829
Shares redeemed	(533)	(1,528)	(6,017)	(16,931)
Net increase (decrease)	(200)	(954)	$ (2,250)	$ (10,572)
Class T
Shares sold	214	151	$ 2,433	$ 1,676
Reinvestment of distributions	21	42	239	465
Shares redeemed	(296)	(597)	(3,363)	(6,625)
Net increase (decrease)	(61)	(404)	$ (691)	$ (4,484)
Class B
Shares sold	6	1	$ 68	$ 16
Reinvestment of distributions	1	1	6	14
Shares redeemed	(31)	(91)	(345)	(1,013)
Net increase (decrease)	(24)	(89)	$ (271)	$ (983)

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9. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class C
Shares sold	201	306	$ 2,266	$ 3,390
Reinvestment of distributions	9	15	104	169
Shares redeemed	(160)	(371)	(1,811)	(4,102)
Net increase (decrease)	50	(50)	$ 559	$ (543)
Fidelity Mortgage Securities Fund
Shares sold	10,813	12,835	$ 122,809	$ 142,389
Reinvestment of distributions	840	1,588	9,532	17,699
Shares redeemed	(6,806)	(16,015)	(77,194)	(177,888)
Net increase (decrease)	4,847	(1,592)	$ 55,147	$ (17,800)
Institutional Class
Shares sold	2,030	1,787	$ 23,002	$ 19,767
Reinvestment of distributions	54	89	608	991
Shares redeemed	(731)	(698)	(8,263)	(7,766)
Net increase (decrease)	1,353	1,178	$ 15,347	$ 12,992

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AMOR-USAN-0415
1.784898.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Mortgage Securities

Fund

(A Class of Fidelity Advisor® Mortgage
Securities Fund)

Semiannual Report

February 28, 2015

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.82%
Actual		$ 1,000.00	$ 1,021.80	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class T	.80%
Actual		$ 1,000.00	$ 1,021.00	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class B	1.51%
Actual		$ 1,000.00	$ 1,018.30	$ 7.56
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.54%
Actual		$ 1,000.00	$ 1,017.30	$ 7.70
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Fidelity Mortgage Securities Fund	.46%
Actual		$ 1,000.00	$ 1,023.60	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,023.40	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Coupon Distribution as of February 28, 2015
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	2.3	3.4
1 - 1.99%	6.2	6.1
2 - 2.99%	7.7	3.2
3 - 3.99%	35.5	31.5
4 - 4.99%	28.6	29.4
5 - 5.99%	10.3	10.2
6 - 6.99%	2.5	3.5
7% and above	1.5	1.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2015
6 months ago
Years	5.0	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	3.0	3.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
As of February 28, 2015 *	As of August 31, 2014 **
Mortgage Securities 84.5%	Mortgage Securities 88.2%
CMOs and Other Mortgage Related Securities 24.1%	CMOs and Other Mortgage Related Securities 20.2%
Asset-Backed Securities 7.1%	Asset-Backed Securities 8.3%
Short-Term Investments and Net Other Assets (Liabilities) (15.7)%†	Short-Term Investments and Net Other Assets (Liabilities) (16.7)%†

* Foreign investments	0.3%	** Foreign investments	2.3%
* Futures and Swaps	(7.2)%	** Futures and Swaps	(8.4)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 89.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 45.9%
1.814% 9/1/36 (e)	$ 89	$ 94
2.053% 6/1/36 (e)	43	46
2.057% 1/1/35 (e)	214	226
2.07% 4/1/37 (e)	133	142
2.094% 5/1/36 (e)	226	239
2.138% 3/1/36 (e)	184	195
2.142% 9/1/36 (e)	96	102
2.214% 8/1/35 (e)	327	350
2.253% 4/1/36 (e)	153	164
2.276% 11/1/36 (e)	47	50
2.291% 7/1/35 (e)	6	6
2.32% 7/1/35 (e)	53	57
2.333% 3/1/35 (e)	31	33
2.372% 5/1/36 (e)	47	51
2.375% 10/1/36 (e)	172	184
2.395% 6/1/36 (e)	535	573
2.421% 10/1/33 (e)	45	49
2.445% 3/1/40 (e)	241	257
2.5% 3/1/30 (b)	42,900	43,946
2.5% 3/1/30 (b)	1,400	1,434
2.5% 10/1/42 to 9/1/43	6,062	5,968
2.53% 9/1/37 (e)	29	31
2.69% 2/1/42 (e)	815	847
2.763% 1/1/42 (e)	755	786
2.976% 8/1/41 (e)	636	665
3% 10/1/42 to 3/1/44	53,551	54,713
3% 3/1/45 (b)	5,200	5,298
3.163% 3/1/42 (e)	3,561	3,740
3.36% 9/1/41 (e)	159	170
3.466% 12/1/40 (e)	7,620	8,089
3.5% 3/1/30 (b)	1,300	1,378
3.5% 1/1/34 to 8/1/43	76,484	80,510
3.5% 3/1/45 (b)	13,200	13,833
3.5% 3/1/45 (b)	7,300	7,650
3.5% 3/1/45 (b)	13,800	14,462
4% 11/1/26 to 1/1/44	71,951	77,348
4% 3/1/45 (b)	18,600	19,883
4% 3/1/45 (b)	2,900	3,100
4% 3/1/45 (b)	15,300	16,355
4.5% 5/1/25 to 10/1/44	42,065	45,924
4.5% 3/1/45 (b)	24,700	26,842
4.5% 3/1/45 (b)	6,900	7,498
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 5/1/20 to 10/1/41	$ 1,122	$ 1,232
5.5% 2/1/18 to 4/1/39	4,433	4,997
5.565% 8/1/46 (e)	44	48
6.5% 3/1/16 to 5/1/38	2,065	2,346
7% 12/1/15 to 5/1/30	1,163	1,344
7.21% 12/1/36 (e)	44	47
7.5% 8/1/22 to 9/1/32	687	821
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	97	110
9% 10/1/30	204	255
9.5% 7/1/16 to 8/1/22	12	13
12.5% 10/1/15	0*	0*
		454,519
Freddie Mac - 16.0%
1.82% 3/1/35 (e)	110	114
2.05% 6/1/37 (e)	30	32
2.055% 11/1/35 (e)	307	327
2.083% 3/1/36 (e)	377	397
2.095% 8/1/37 (e)	93	100
2.121% 5/1/37 (e)	75	80
2.333% 4/1/37 (e)	100	107
2.356% 5/1/34 (e)	8	9
2.385% 6/1/37 (e)	28	30
2.405% 10/1/42 (e)	907	955
2.415% 6/1/37 (e)	293	313
2.448% 6/1/37 (e)	539	574
2.461% 6/1/33 (e)	794	850
2.545% 7/1/36 (e)	97	104
2.595% 4/1/37 (e)	9	9
2.757% 12/1/36 (e)	398	426
2.78% 10/1/36 (e)	14	15
3% 11/1/42 to 6/1/43	15,734	16,080
3.078% 9/1/41 (e)	790	825
3.136% 10/1/35 (e)	53	56
3.409% 12/1/40 (e)	3,346	3,529
3.5% 4/1/42 to 8/1/43	22,155	23,282
3.5% 3/1/45 (b)	17,700	18,521
4% 2/1/41 to 8/1/44	31,523	33,959
4.5% 7/1/25 to 8/1/44 (d)	14,243	15,528
5% 7/1/33 to 7/1/41 (c)	12,794	14,270
5.5% 10/1/17 to 10/1/39	13,220	14,843
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 5/1/16 to 6/1/39	$ 3,142	$ 3,548
6.5% 2/1/16 to 9/1/39	4,868	5,539
7% 6/1/21 to 9/1/36	1,630	1,898
7.5% 4/1/15 to 7/1/34	2,223	2,632
8% 11/1/16 to 1/1/37	20	24
8.5% 8/1/16 to 9/1/20	4	4
9% 9/1/16 to 5/1/21	18	19
10% 1/1/16 to 12/1/18	1	1
		159,000
Ginnie Mae - 27.2%
3% 6/20/42 to 2/20/45	32,921	33,856
3% 3/1/45 (b)	670	688
3% 3/1/45 (b)	6,000	6,158
3% 3/1/45 (b)	1,200	1,232
3% 3/1/45 (b)	2,000	2,053
3% 3/1/45 (b)	3,700	3,797
3.5% 3/15/42 to 2/20/45	45,073	47,411
3.5% 3/1/45 (b)	6,700	7,027
3.5% 3/1/45 (b)	7,400	7,761
3.5% 3/1/45 (b)	5,900	6,188
3.5% 3/1/45 (b)	3,500	3,671
3.5% 4/1/45 (b)	12,400	12,974
4% 7/20/33 to 12/20/44	34,760	37,357
4% 3/1/45 (b)	5,600	5,956
4% 3/1/45 (b)	8,100	8,614
4% 3/1/45 (b)	8,100	8,614
4% 3/1/45 (b)	4,200	4,467
4% 3/1/45 (b)	5,700	6,062
4% 4/1/45 (b)	1,400	1,487
4.5% 8/15/33 to 5/20/41	40,549	44,678
5% 9/20/33 to 6/15/41	12,128	13,692
5.5% 10/15/33 to 9/15/39	3,436	3,935
6.5% 10/15/34 to 7/15/36	190	222
7% 2/15/24 to 4/20/32	955	1,123
7.5% 12/15/21 to 12/15/29	365	427
8% 6/15/21 to 12/15/25	207	242
8.5% 1/15/17 to 10/15/28	181	214
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
9% 11/20/17	$ 1	$ 1
10.5% 10/20/17 to 2/20/18	3	3
		269,910
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $866,692)		883,429
Asset-Backed Securities - 7.1%

American Credit Acceptance Receivables Trust:
Series 2013-2 Class A, 1.32% 2/15/17 (a)	358	358
Series 2014-1 Class A, 1.14% 3/12/18 (a)	1,552	1,553
Carnow Auto Receivables Trust Series 2014-1A Class A, 0.96% 1/17/17 (a)	3,595	3,591
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (a)	34	34
Series 2013-2A Class A, 1.75% 11/15/17 (a)	3,352	3,359
Series 2014-1A Class A, 1.46% 12/17/18 (a)	3,557	3,551
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A5, 4.66% 3/25/33	4,473	4,605
Colony American Homes Series 2014-2A Class A, 1.118% 7/17/31 (a)(e)	8,907	8,757
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (a)	1,906	1,910
Series 2013-D Class A, 1.54% 7/16/18 (a)	2,805	2,808
Exeter Automobile Receivables Trust Series 2014-2A Class A, 1.06% 8/15/18 (a)	2,476	2,467
GSAMP Trust:
Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	82	3
Series 2004-AR2 Class B1, 3.021% 8/25/34 (e)	69	0*
Invitation Homes Trust:
Series 2014-SFR1 Class A, 1.168% 6/17/31 (a)(e)	1,684	1,662
Series 2015-SRF1 Class A, 1.6163% 3/17/32 (a)(e)	8,829	8,893
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	1,988	2,015
Series 2007-CH4 Class A3, 0.281% 2/25/32 (e)	3,207	3,183
Silver Bay Realty 2014-1 Trust Series 2014-1 Class A, 1.168% 9/17/31 (a)(e)	2,988	2,942
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (a)	7,547	7,567
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (a)	2,322	2,311
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.601% 5/25/35 (e)	$ 1,995	$ 1,829
Series 2007-BC3 Class 2A1, 0.2295% 5/25/47 (e)	834	833
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (a)	632	628
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	2,054	2,059
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (a)	3,525	3,525
TOTAL ASSET-BACKED SECURITIES (Cost $71,020)		70,443
Collateralized Mortgage Obligations - 12.7%

Private Sponsor - 6.2%
BCAP LLC Trust sequential payer Series 2010-RR11 Class 6A1, 2.5551% 3/27/36 (a)(e)	4,115	4,097
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4346% 4/26/36 (a)(e)	529	513
CAM Mortgage Trust Series 2014-2 Class A, 2.6% 5/15/48 (a)	988	986
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (a)	3,741	3,680
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(e)	8,197	8,291
Credit Suisse Commercial Mortgage Trust:
floater Series 2010-15R Class 5A5, 0.5283% 11/26/35 (a)(e)	5,500	5,291
Series 2014-15R Class 7A3, 1.0115% 10/26/37 (a)(e)	3,597	3,514
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5861% 5/27/35 (a)(e)	698	717
CSMC:
floater Series 2015-1R Class 6A1, 0.4495% 5/27/37 (a)(e)	5,313	4,924
Series 2014-3R Class 2A1, 0.8695% 5/27/37 (a)(e)	1,832	1,733
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (a)	1,350	1,359
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (e)	408	408
Granite Mortgages floater Series 2003-2 Class 1B, 1.2366% 7/20/43 (e)	3,201	3,209
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 1.7803% 1/26/37 (a)(e)	579	577
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (e)	321	300
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (e)	$ 1,899	$ 1,945
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (e)	1,619	1,481
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(e)	4,570	4,634
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (e)	206	206
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8083% 9/25/43 (e)	372	355
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	313	317
Series 2003-MS5 Class 1A1, 5% 3/25/18	398	407
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4903% 9/25/33 (e)	1,132	1,134
Series 2005-AR10 Class 2A15, 2.6141% 6/25/35 (e)	6,803	6,913
Series 2005-AR2 Class 1A2, 2.6147% 3/25/35 (e)	276	255
Series 2006-AR10 Class 3A1, 2.615% 7/25/36 (e)	1,376	1,364
Series 2007-9:
Class 1A5, 5.5% 7/25/37	1,642	1,671
Class 1A8, 5.5% 7/25/37	1,709	1,740
TOTAL PRIVATE SPONSOR		62,021
U.S. Government Agency - 6.5%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.929% 12/25/33 (e)(g)(h)	417	97
Series 2007-57 Class FA, 0.401% 6/25/37 (e)	1,799	1,799
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	2,519	2,791
Series 1999-17 Class PG, 6% 4/25/29	812	893
Series 1999-32 Class PL, 6% 7/25/29	728	803
Series 1999-33 Class PK, 6% 7/25/29	416	459
Series 2001-52 Class YZ, 6.5% 10/25/31	50	56
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,243
Series 2005-73 Class SA, 17.1054% 8/25/35 (e)(h)	116	144
Series 2006-105 Class MD, 5.5% 6/25/35	759	779
Series 2011-35 Class PA, 4% 2/25/39	651	672
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	$ 762	$ 840
Series 2001-31 Class ZC, 6.5% 7/25/31	336	388
Series 2002-16 Class ZD, 6.5% 4/25/32	115	134
Series 2002-74 Class SV, 7.379% 11/25/32 (e)(g)	271	52
Series 2002-79 Class Z, 5.5% 11/25/22	387	433
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	1,054	148
Series 06-116 Class SG, 6.469% 12/25/36 (e)(g)(h)	273	49
Series 07-40 Class SE, 6.269% 5/25/37 (e)(g)(h)	176	27
Series 1993-165 Class SH, 19.3161% 9/25/23 (e)(h)	40	54
Series 2003-21 Class SK, 7.929% 3/25/33 (e)(g)(h)	139	37
Series 2003-35 Class TQ, 7.329% 5/25/18 (e)(g)(h)	70	5
Series 2007-57 Class SA, 39.594% 6/25/37 (e)(h)	538	1,052
Series 2007-66:
Class FB, 0.571% 7/25/37 (e)	955	963
Class SB, 38.574% 7/25/37 (e)(h)	176	332
Series 2008-12 Class SG, 6.179% 3/25/38 (e)(g)(h)	945	151
Series 2009-114 Class AI, 5% 12/25/23 (g)	372	19
Series 2009-16 Class SA, 6.079% 3/25/24 (e)(g)(h)	314	15
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	236	13
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	120	9
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	178	14
Series 2010-12 Class AI, 5% 12/25/18 (g)	739	45
Series 2010-135 Class LS, 5.879% 12/25/40 (e)(g)(h)	840	139
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,108	161
Series 2010-23:
Class AI, 5% 12/25/18 (g)	314	18
Class HI, 4.5% 10/25/18 (g)	213	11
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	670	34
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	383	28
Series 2011-67 Class AI, 4% 7/25/26 (g)	292	35
Series 2011-83 Class DI, 6% 9/25/26 (g)	435	61
Series 2013-N1 Class A, 6.549% 6/25/35 (e)(g)(h)	841	155
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (g)	203	12
Series 348 Class 14, 6.5% 8/25/34 (e)(g)	225	45
Series 351:
Class 12, 5.5% 4/25/34 (e)(g)	155	31
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 351:
Class 13, 6% 3/25/34 (g)	$ 207	$ 43
Series 359 Class 19, 6% 7/25/35 (e)(g)	150	32
Series 384 Class 6, 5% 7/25/37 (g)	553	85
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	869	962
Series 2104 Class PG, 6% 12/15/28	255	281
Series 2121 Class MG, 6% 2/15/29	359	396
Series 2154 Class PT, 6% 5/15/29	578	637
Series 2162 Class PH, 6% 6/15/29	96	106
Series 2520 Class BE, 6% 11/15/32	432	477
Series 2585 Class KS, 7.428% 3/15/23 (e)(g)(h)	46	7
Series 2693 Class MD, 5.5% 10/15/33	7,792	8,781
Series 2802 Class OB, 6% 5/15/34	2,255	2,516
Series 2810 Class PD, 6% 6/15/33	9	9
Series 3002 Class NE, 5% 7/15/35	680	754
Series 3189 Class PD, 6% 7/15/36	610	699
Series 3415 Class PC, 5% 12/15/37	234	253
Series 3786 Class HI, 4% 3/15/38 (g)	996	126
Series 3806 Class UP, 4.5% 2/15/41	1,577	1,712
Series 3832 Class PE, 5% 3/15/41	960	1,108
Series 70 Class C, 9% 9/15/20	11	12
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	123	136
Series 2135 Class JE, 6% 3/15/29	438	483
Series 2274 Class ZM, 6.5% 1/15/31	190	219
Series 2281 Class ZB, 6% 3/15/30	163	179
Series 2357 Class ZB, 6.5% 9/15/31	388	453
Series 2502 Class ZC, 6% 9/15/32	448	497
Series 3097 Class IA, 5.5% 3/15/33 (g)	4	0*
Series 4302 Class DA, 3% 7/15/39	8,858	9,143
Series 06-3115 Class SM, 6.428% 2/15/36 (e)(g)(h)	228	36
Series 1658 Class GZ, 7% 1/15/24	546	611
Series 2013-4281 Class AI, 4% 12/15/28 (g)	2,553	287
Series 2380 Class SY, 8.028% 11/15/31 (e)(g)(h)	1,552	325
Series 2587 Class IM, 6.5% 3/15/33 (g)	234	52
Series 2844:
Class SC, 45.682% 8/15/24 (e)(h)	18	31
Class SD, 84.214% 8/15/24 (e)(h)	26	63
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2935 Class ZK, 5.5% 2/15/35	$ 1,722	$ 1,976
Series 2947 Class XZ, 6% 3/15/35	718	812
Series 3055 Class CS, 6.418% 10/15/35 (e)(g)	308	37
Series 3244 Class SG, 6.488% 11/15/36 (e)(g)(h)	574	106
Series 3274 Class SM, 6.258% 2/15/37 (e)(g)	360	46
Series 3284 Class CI, 5.948% 3/15/37 (e)(g)	1,294	236
Series 3287 Class SD, 6.578% 3/15/37 (e)(g)(h)	848	193
Series 3297 Class BI, 6.588% 4/15/37 (e)(g)(h)	1,193	235
Series 3336 Class LI, 6.408% 6/15/37 (e)(g)	576	80
Series 3772 Class BI, 4.5% 10/15/18 (g)	444	24
Series 3949 Class MK, 4.5% 10/15/34	526	571
Series 4181 Class LA, 3% 3/15/37	1,318	1,365
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	336	387
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.518% 6/16/37 (e)(g)(h)	281	48
Series 2010-H17 Class FA, 0.4988% 7/20/60 (e)(i)	321	320
Series 2010-H18 Class AF, 0.4583% 9/20/60 (e)(i)	376	374
Series 2010-H19 Class FG, 0.4583% 8/20/60 (e)(i)	469	467
Series 2011-H13 Class FA, 0.6583% 4/20/61 (e)(i)	189	189
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	635	93
sequential payer:
Series 2002-24 Class SK, 7.778% 4/16/32 (e)(g)(h)	1,356	344
Series 2002-42 Class ZA, 6% 6/20/32	505	576
Series 2004-24 Class ZM, 5% 4/20/34	1,047	1,178
Series 1999-40 Class SE, 8.778% 11/16/29 (e)(g)(h)	496	35
Series 2000-8 Class SA, 8.278% 1/16/30 (e)(g)(h)	425	32
Series 2001-3 Class S, 7.928% 2/16/31 (e)(g)	307	65
Series 2001-36:
Class SB, 7.928% 12/16/23 (e)(g)(h)	829	156
Class SP, 8.578% 9/16/26 (e)(g)	600	102
Series 2001-38 Class SB, 7.408% 8/16/31 (e)(g)(h)	499	87
Series 2001-41 Class SG, 8.578% 9/16/31 (e)(g)	289	46
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2001-49:
Class SC, 7.428% 12/16/25 (e)(g)(h)	$ 1,107	$ 193
Class SL, 7.428% 5/16/30 (e)(g)(h)	1,355	261
Class SV, 8.078% 12/16/28 (e)(g)(h)	716	64
Series 2001-50:
Class SD, 8.0265% 11/20/31 (e)(g)(h)	737	175
Class ST, 7.528% 8/16/27 (e)(g)(h)	292	62
Series 2002-5 Class SP, 7.278% 1/16/32 (e)(g)(h)	518	105
Series 2004-32 Class GS, 6.328% 5/16/34 (e)(g)(h)	457	97
Series 2004-73 Class AL, 7.0318% 8/17/34 (e)(g)(h)	172	38
Series 2011-52 Class HI, 7% 4/16/41 (g)	1,832	489
Series 2012-76 Class GS, 6.528% 6/16/42 (e)(g)(h)	928	130
Series 2012-97 Class JS, 6.078% 8/16/42 (e)(g)(h)	3,233	569
Series 2013-124:
Class ES, 8.4427% 4/20/39 (e)(h)	1,482	1,699
Class ST, 8.576% 8/20/39 (e)(h)	2,784	3,302
TOTAL U.S. GOVERNMENT AGENCY		64,121
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $123,553)		126,142
Commercial Mortgage Securities - 11.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (e)(g)	977	17
Banc of America Commercial Mortgage Trust:
Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	2,170	2,290
Series 2007-2 Class A4, 5.6281% 4/10/49 (e)	1,293	1,372
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.481% 7/25/37 (a)(e)	46	35
Class M2, 0.511% 7/25/37 (a)(e)	48	31
Class M3, 0.541% 7/25/37 (a)(e)	78	33
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5665% 12/15/27 (a)(e)	9,000	9,031
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,387
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.067% 6/11/27 (a)(e)	$ 5,000	$ 4,982
Series 2014-CR20 Class ASB, 3.305% 11/10/47	5,016	5,187
CSMC Trust floater Series 2014-ICE Class A, 1.05% 4/15/27 (a)(e)	1,292	1,287
Freddie Mac:
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	8,600	8,994
Series K034 Class A2, 3.531% 7/25/23	4,650	5,031
Series K042 Class A1, 2.267% 6/25/24	3,291	3,303
Series K716 Class A2, 3.13% 6/25/21	6,000	6,327
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.45% 12/15/16 (a)(e)	6,000	5,998
Series 2015-NRF Class AFX, 3.2349% 12/15/19 (a)	7,000	7,215
GS Mortgage Securities Trust floater Series 2014-GSFL Class A, 1.1665% 7/15/31 (a)(e)	626	626
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.172% 11/5/30 (a)(e)	896	896
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.508% 11/15/29 (a)(e)	844	845
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.073% 4/15/27 (a)(e)	5,000	4,999
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,363	1,437
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	4,487	4,688
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (e)	4,140	4,432
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,797	3,050
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	187
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 5.9083% 6/11/49 (e)	1,882	2,033
SCG Trust Series 2013-SRP1 Class A, 1.5665% 11/15/26 (a)(e)	964	964
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	7,325	7,762
Series 2007-C31 Class A5, 5.5% 4/15/47	8,506	9,160
Series 2007-C32 Class A3, 5.7206% 6/15/49 (e)	1,150	1,230
Series 2007-C33 Class A4, 5.9428% 2/15/51 (e)	1,462	1,559
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C27 Class A1A, 5.749% 7/15/45 (e)	$ 1,807	$ 1,898
Series 2007-C31A Class A2, 5.421% 4/15/47	80	80
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $111,799)		112,366
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,614)	14,688	1,613
Cash Equivalents - 1.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) # (Cost $18,157)	$ 18,157	18,157
TOTAL INVESTMENT PORTFOLIO - 122.3% (Cost $1,192,835)		1,212,150
NET OTHER ASSETS (LIABILITIES) - (22.3)%		(220,793)
NET ASSETS - 100%		$ 991,357
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 3/1/30	$ (3,000)	(3,073)
2.5% 3/1/30	(1,900)	(1,946)
TOTAL FANNIE MAE		(5,019)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 3/1/45	$ (670)	$ (688)
3.5% 3/1/45	(12,400)	(13,005)
4% 3/1/45	(12,300)	(13,081)
4% 3/1/45	(8,100)	(8,614)
4% 3/1/45	(4,200)	(4,467)
4% 3/1/45	(1,400)	(1,490)
TOTAL GINNIE MAE		(41,345)
TOTAL TBA SALE COMMITMENTS (Proceeds $46,305)		$ (46,364)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Mar. 2017	34,500	3-month LIBOR	1.25%	$ (102)	$ 0	$ (102)
CME	Mar. 2018	11,700	3-month LIBOR	1.5%	(64)	0	(64)
CME	Mar. 2020	9,500	3-month LIBOR	2.25%	(91)	0	(91)
CME	Mar. 2025	8,900	3-month LIBOR	3%	6	0	6
CME	Mar. 2045	7,900	3-month LIBOR	3.5%	(486)	0	(486)
TOTAL INTEREST RATE SWAPS					$ (737)	$ 0	$ (737)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly underlying face amount at value for swaps in the aggregate was $70,467,000.
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $135,236,000 or 13.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,987,000.

(d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $94,000.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$18,157,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 18,157
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 19
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,575	$ 19	$ -	$ 1,613	$ 0.0%
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 883,429	$ -	$ 883,429	$ -
Asset-Backed Securities	70,443	-	70,443	-
Collateralized Mortgage Obligations	126,142	-	126,142	-
Commercial Mortgage Securities	112,366	-	112,366	-
Fixed-Income Funds	1,613	1,613	-	-
Cash Equivalents	18,157	-	18,157	-
Total Investments in Securities:	$ 1,212,150	$ 1,613	$ 1,210,537	$ -
Derivative Instruments:
Assets
Swaps	$ 6	$ -	$ 6	$ -
Liabilities
Swaps	$ (743)	$ -	$ (743)	$ -
Total Derivative Instruments:	$ (737)	$ -	$ (737)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (46,364)	$ -	$ (46,364)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ 6	$ (743)
Total Value of Derivatives	$ 6	$ (743)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $18,157) - See accompanying schedule: Unaffiliated issuers (cost $1,191,221)	$ 1,210,537
Fidelity Central Funds (cost $1,614)	1,613
Total Investments (cost $1,192,835)		$ 1,212,150
Cash		232
Receivable for investments sold		9,093
Receivable for TBA sale commitments		46,305
Receivable for fund shares sold		45,307
Distributions receivable from Fidelity Central Funds		3
Interest receivable		2,698
Total assets		1,315,788

Liabilities
Payable for investments purchased Regular delivery	$ 9,787
Delayed delivery	266,804
TBA sale commitments, at value	46,364
Payable for fund shares redeemed	865
Distributions payable	107
Accrued management fee	245
Distribution and service plan fees payable	28
Payable for daily variation margin for derivative instruments	82
Other affiliated payables	119
Other payables and accrued expenses	30
Total liabilities		324,431

Net Assets		$ 991,357
Net Assets consist of:
Paid in capital		$ 1,052,034
Distributions in excess of net investment income		(5,350)
Accumulated undistributed net realized gain (loss) on investments		(73,846)
Net unrealized appreciation (depreciation) on investments		18,519
Net Assets		$ 991,357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,093 ÷ 3,442 shares)	$ 11.36

Maximum offering price per share (100/96.00 of $11.36)	$ 11.83
Class T: Net Asset Value and redemption price per share ($21,481 ÷ 1,887 shares)	$ 11.38

Maximum offering price per share (100/96.00 of $11.38)	$ 11.85
Class B: Net Asset Value and offering price per share ($1,113 ÷ 98 shares)A	$ 11.36

Class C: Net Asset Value and offering price per share ($17,667 ÷ 1,558 shares)A	$ 11.34

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($847,812 ÷ 74,454 shares)	$ 11.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($64,191 ÷ 5,657 shares)	$ 11.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 13,947
Income from Fidelity Central Funds		19
Total income		13,966

Expenses
Management fee	$ 1,443
Transfer agent fees	515
Distribution and service plan fees	170
Fund wide operations fee	179
Independent trustees' compensation	2
Miscellaneous	9
Total expenses	2,318
Net investment income (loss)		11,648
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,525
Swaps	(2,116)
Total net realized gain (loss)		9,409
Change in net unrealized appreciation (depreciation) on: Investment securities	(569)
Swaps	339
Delayed delivery commitments	205
Total change in net unrealized appreciation (depreciation)		(25)
Net gain (loss)		9,384
Net increase (decrease) in net assets resulting from operations		$ 21,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,648	$ 22,482
Net realized gain (loss)	9,409	3,696
Change in net unrealized appreciation (depreciation)	(25)	24,462
Net increase (decrease) in net assets resulting from operations	21,032	50,640
Distributions to shareholders from net investment income	(11,377)	(21,729)
Distributions to shareholders from net realized gain	(244)	-
Total distributions	(11,621)	(21,729)
Share transactions - net increase (decrease)	67,841	(21,390)
Total increase (decrease) in net assets	77,252	7,521

Net Assets
Beginning of period	914,105	906,584
End of period (including distributions in excess of net investment income of $5,350 and distributions in excess of net investment income of $5,621, respectively)	$ 991,357	$ 914,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Income from Investment Operations
Net investment income (loss) E	.125	.239	.169	.278	.323	.357
Net realized and unrealized gain (loss)	.119	.341	(.457)	.206	.235	.602
Total from investment operations	.244	.580	(.288)	.484	.558	.959
Distributions from net investment income	(.121)	(.230)	(.162)	(.284)	(.328)	(.429)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.124)	(.230)	(.162)	(.284)	(.328)	(.429)
Net asset value, end of period	$ 11.36	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Total Return B, C, D	2.18%	5.37%	(2.57)%	4.41%	5.22%	9.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.81%	.79%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.82% A	.81%	.79%	.81%	.82%	.83%
Expenses net of all reductions	.82% A	.81%	.79%	.81%	.82%	.83%
Net investment income (loss)	2.22% A	2.15%	1.51%	2.48%	2.96%	3.36%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 41	$ 50	$ 60	$ 59	$ 61
Portfolio turnover rate G	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.92	$ 11.37	$ 11.16	$ 10.93	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.126	.242	.173	.281	.326	.360
Net realized and unrealized gain (loss)	.109	.340	(.458)	.216	.235	.602
Total from investment operations	.235	.582	(.285)	.497	.561	.962
Distributions from net investment income	(.122)	(.232)	(.165)	(.287)	(.331)	(.432)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.125)	(.232)	(.165)	(.287)	(.331)	(.432)
Net asset value, end of period	$ 11.38	$ 11.27	$ 10.92	$ 11.37	$ 11.16	$ 10.93
Total Return B, C, D	2.10%	5.38%	(2.54)%	4.52%	5.24%	9.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.79%	.77%	.78%	.79%	.81%
Expenses net of fee waivers, if any	.80% A	.79%	.77%	.78%	.79%	.81%
Expenses net of all reductions	.80% A	.79%	.77%	.78%	.79%	.81%
Net investment income (loss)	2.24% A	2.17%	1.53%	2.50%	2.99%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 22	$ 26	$ 31	$ 37	$ 41
Portfolio turnover rate G	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Income from Investment Operations
Net investment income (loss) E	.086	.162	.090	.200	.248	.286
Net realized and unrealized gain (loss)	.120	.342	(.457)	.207	.235	.602
Total from investment operations	.206	.504	(.367)	.407	.483	.888
Distributions from net investment income	(.083)	(.154)	(.083)	(.207)	(.253)	(.358)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.086)	(.154)	(.083)	(.207)	(.253)	(.358)
Net asset value, end of period	$ 11.36	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Total Return B, C, D	1.83%	4.65%	(3.25)%	3.69%	4.51%	8.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.53% A	1.46%	.80%	1.79%	2.27%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 2	$ 4	$ 5	$ 7
Portfolio turnover rate G	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.88	$ 11.33	$ 11.12	$ 10.90	$ 10.37
Income from Investment Operations
Net investment income (loss) E	.084	.160	.088	.197	.244	.282
Net realized and unrealized gain (loss)	.110	.342	(.457)	.217	.226	.603
Total from investment operations	.194	.502	(.369)	.414	.470	.885
Distributions from net investment income	(.081)	(.152)	(.081)	(.204)	(.250)	(.355)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.084)	(.152)	(.081)	(.204)	(.250)	(.355)
Net asset value, end of period	$ 11.34	$ 11.23	$ 10.88	$ 11.33	$ 11.12	$ 10.90
Total Return B, C, D	1.73%	4.64%	(3.28)%	3.76%	4.39%	8.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.52%	1.52%	1.53%	1.53%	1.53%
Expenses net of fee waivers, if any	1.54% A	1.52%	1.52%	1.53%	1.53%	1.53%
Expenses net of all reductions	1.54% A	1.52%	1.52%	1.53%	1.53%	1.53%
Net investment income (loss)	1.50% A	1.44%	.78%	1.76%	2.24%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 17	$ 17	$ 18	$ 15	$ 18
Portfolio turnover rate G	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.92	$ 11.37	$ 11.17	$ 10.94	$ 10.41
Income from Investment Operations
Net investment income (loss) D	.145	.279	.209	.318	.364	.399
Net realized and unrealized gain (loss)	.120	.341	(.458)	.206	.234	.601
Total from investment operations	.265	.620	(.249)	.524	.598	1.000
Distributions from net investment income	(.142)	(.270)	(.201)	(.324)	(.368)	(.470)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.145)	(.270)	(.201)	(.324)	(.368)	(.470)
Net asset value, end of period	$ 11.39	$ 11.27	$ 10.92	$ 11.37	$ 11.17	$ 10.94
Total Return B, C	2.36%	5.73%	(2.23)%	4.77%	5.59%	9.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.46% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.46% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.46% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.58%	2.51%	1.85%	2.84%	3.33%	3.74%
Supplemental Data
Net assets, end of period (in millions)	$ 848	$ 785	$ 778	$ 850	$ 765	$ 829
Portfolio turnover rate F	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.88	$ 11.33	$ 11.13	$ 10.90	$ 10.37
Income from Investment Operations
Net investment income (loss) D	.141	.271	.200	.311	.354	.391
Net realized and unrealized gain (loss)	.120	.342	(.456)	.207	.235	.603
Total from investment operations	.261	.613	(.256)	.518	.589	.994
Distributions from net investment income	(.138)	(.263)	(.194)	(.318)	(.359)	(.464)
Distributions from net realized gain	(.003)	-	-	-	-	-
Total distributions	(.141)	(.263)	(.194)	(.318)	(.359)	(.464)
Net asset value, end of period	$ 11.35	$ 11.23	$ 10.88	$ 11.33	$ 11.13	$ 10.90
Total Return B, C	2.34%	5.69%	(2.30)%	4.73%	5.53%	9.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.51%	.51%	.50%	.53%	.50%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.50%	.53%	.50%
Expenses net of all reductions	.51% A	.51%	.51%	.50%	.53%	.50%
Net investment income (loss)	2.53% A	2.45%	1.79%	2.79%	3.24%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$ 64	$ 48	$ 34	$ 12	$ 7	$ 10
Portfolio turnover rate F	466% A	398%	474%	451%	490%	527%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,289
Gross unrealized depreciation	(3,985)
Net unrealized appreciation (depreciation) on securities	$ 19,304

Tax cost	$ 1,192,846

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (73,463)
No expiration
Short-term	(5,770)
Long-term	(1,912)
Total no expiration	(7,682)
Total capital loss carryforward	$ (81,145)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally,

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps (a)	$ (2,116)	$ 339

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule

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4. Derivative Instruments - continued

Swaps - continued

of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $103,249 and $65,120, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 49	$ 1
Class T	-%	.25%	28	-*
Class B	.65%	.25%	5	4
Class C	.75%	.25%	88	11
			$ 170	$ 16

* Amount represents three hundred forty-seven dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	-**
Class B*	5
Class C*	1
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents four hundred eighty-nine dollars.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 41.21
Class T	21.19
Class B	1.25
Class C	15.17
Fidelity Mortgage Securities Fund	399.10
Institutional Class	38.15
	$ 515

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 424	$ 944
Class T	241	488
Class B	9	26
Class C	125	230
Fidelity Mortgage Securities Fund	9,964	19,029
Institutional Class	614	1,012
Total	$ 11,377	$ 21,729
From net realized gain
Class A	$ 10	$ -
Class T	6	-
Class C	5	-
Fidelity Mortgage Securities Fund	210	-
Institutional Class	13	-
Total	$ 244	$ -

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	299	499	$ 3,384	$ 5,530
Reinvestment of distributions	34	75	383	829
Shares redeemed	(533)	(1,528)	(6,017)	(16,931)
Net increase (decrease)	(200)	(954)	$ (2,250)	$ (10,572)
Class T
Shares sold	214	151	$ 2,433	$ 1,676
Reinvestment of distributions	21	42	239	465
Shares redeemed	(296)	(597)	(3,363)	(6,625)
Net increase (decrease)	(61)	(404)	$ (691)	$ (4,484)
Class B
Shares sold	6	1	$ 68	$ 16
Reinvestment of distributions	1	1	6	14
Shares redeemed	(31)	(91)	(345)	(1,013)
Net increase (decrease)	(24)	(89)	$ (271)	$ (983)

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9. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class C
Shares sold	201	306	$ 2,266	$ 3,390
Reinvestment of distributions	9	15	104	169
Shares redeemed	(160)	(371)	(1,811)	(4,102)
Net increase (decrease)	50	(50)	$ 559	$ (543)
Fidelity Mortgage Securities Fund
Shares sold	10,813	12,835	$ 122,809	$ 142,389
Reinvestment of distributions	840	1,588	9,532	17,699
Shares redeemed	(6,806)	(16,015)	(77,194)	(177,888)
Net increase (decrease)	4,847	(1,592)	$ 55,147	$ (17,800)
Institutional Class
Shares sold	2,030	1,787	$ 23,002	$ 19,767
Reinvestment of distributions	54	89	608	991
Shares redeemed	(731)	(698)	(8,263)	(7,766)
Net increase (decrease)	1,353	1,178	$ 15,347	$ 12,992

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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MOR-USAN-0415
1.784900.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Institutional Class

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.70%
Actual		$ 1,000.00	$ 1,003.10	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Class T	.71%
Actual		$ 1,000.00	$ 1,003.00	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Class B	1.46%
Actual		$ 1,000.00	$ 999.00	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.30
Class C	1.56%
Actual		$ 1,000.00	$ 998.00	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,003.90	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 33.1%	U.S. Government and U.S. Government Agency Obligations 33.8%
AAA 22.0%	AAA 22.6%
AA 4.7%	AA 7.2%
A 18.9%	A 15.5%
BBB 19.6%	BBB 19.0%
BB and Below 1.4%	BB and Below 0.7%
Not Rated 0.6%	Not Rated 0.3%
Short-Term Investments and Net Other Assets (Liabilities) (0.3)%††	Short-Term Investments and Net Other Assets (Liabilities) 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	2.2	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	1.8	1.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Corporate Bonds 42.7%		Corporate Bonds 39.5%
	U.S. Government and U.S. Government Agency Obligations 33.1%		U.S. Government and U.S. Government Agency Obligations 33.8%
	Asset-Backed Securities 14.6%		Asset-Backed Securities 15.1%
	CMOs and Other Mortgage Related Securities 9.6%		CMOs and Other Mortgage Related Securities 9.6%
	Municipal Bonds 0.2%		Municipal Bonds 0.6%
	Other Investments 0.1%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) (0.3)%††		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	14.7%	** Foreign investments	13.1%
* Futures and Swaps 0.0% †		** Futures and Swaps 0.0% †

† Amount represents less than 0.1%.
†† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Semiannual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 1.0%
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	$ 2,210,000	$ 2,220,212
1.375% 8/1/17 (b)	2,000,000	2,001,566
1.45% 8/1/16 (b)	1,740,000	1,751,853
1.65% 3/2/18 (b)	1,000,000	1,004,006
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (b)	2,000,000	1,997,518
Volkswagen International Finance NV 1.6% 11/20/17 (b)	1,090,000	1,094,999
		10,070,154
Media - 1.0%
COX Communications, Inc. 6.25% 6/1/18 (b)	500,000	563,800
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	2,000,000	2,035,994
Thomson Reuters Corp. 0.875% 5/23/16	535,000	534,147
Time Warner Cable, Inc. 5.85% 5/1/17	2,100,000	2,289,172
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,940,697
Viacom, Inc. 2.2% 4/1/19	1,000,000	995,235
Walt Disney Co. 1.1% 12/1/17	976,000	975,820
		9,334,865
TOTAL CONSUMER DISCRETIONARY		19,405,019
CONSUMER STAPLES - 1.9%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	2,500,000	2,506,863
FBG Finance Ltd. 5.125% 6/15/15 (b)	1,054,000	1,067,786
Heineken NV 1.4% 10/1/17 (b)	556,000	557,308
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	2,660,000	2,720,754
		6,852,711
Food & Staples Retailing - 0.1%
Walgreen Co. 1.8% 9/15/17	678,000	685,112
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	258,000	260,599
		945,711
Food Products - 0.5%
General Mills, Inc.:
0.875% 1/29/16	971,000	973,528
1.4% 10/20/17	2,500,000	2,499,483
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Tyson Foods, Inc. 2.65% 8/15/19	$ 1,000,000	$ 1,020,596
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	681,000	683,226
		5,176,833
Tobacco - 0.6%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,341,885
Reynolds American, Inc.:
1.05% 10/30/15	1,240,000	1,241,058
6.75% 6/15/17	1,644,000	1,827,056
		5,409,999
TOTAL CONSUMER STAPLES		18,385,254
ENERGY - 3.2%
Energy Equipment & Services - 0.2%
Nabors Industries, Inc. 2.35% 9/15/16	575,000	576,404
Petrofac Ltd. 3.4% 10/10/18 (b)	1,800,000	1,758,902
		2,335,306
Oil, Gas & Consumable Fuels - 3.0%
BG Energy Capital PLC 2.875% 10/15/16 (b)	1,350,000	1,385,223
BP Capital Markets PLC:
1.375% 5/10/18	1,090,000	1,081,818
2.248% 11/1/16	1,320,000	1,347,530
Canadian Natural Resources Ltd. 1.75% 1/15/18	414,000	409,845
Enbridge, Inc.:
0.6836% 6/2/17 (c)	1,776,000	1,747,417
0.9052% 10/1/16 (c)	2,500,000	2,489,070
Enterprise Products Operating LP:
1.25% 8/13/15	962,000	963,895
2.55% 10/15/19	197,000	199,166
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,741,886
Petro-Canada 6.05% 5/15/18	1,000,000	1,124,376
Petrobras Global Finance BV:
2% 5/20/16	2,000,000	1,907,040
3.25% 3/17/17	1,500,000	1,397,415
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	1,151,000	1,131,065
Petroleos Mexicanos 3.125% 1/23/19	173,000	176,937
Phillips 66 Co. 2.95% 5/1/17	650,000	673,075
Schlumberger Investment SA 1.25% 8/1/17 (b)	1,500,000	1,499,403
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. 3.3% 1/23/18	$ 390,000	$ 395,442
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	319,950
Total Capital International SA 1% 1/10/17	3,000,000	3,001,821
TransCanada PipeLines Ltd.:
0.9366% 6/30/16 (c)	4,000,000	4,013,176
1.875% 1/12/18	2,000,000	2,014,570
		29,020,120
TOTAL ENERGY		31,355,426
FINANCIALS - 26.6%
Banks - 18.1%
ABN AMRO Bank NV 1.0561% 10/28/16 (b)(c)	4,555,000	4,585,655
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	1,670,000	1,676,252
1.25% 1/10/17	1,630,000	1,634,222
Bank of America Corp.:
1.25% 1/11/16	4,200,000	4,211,151
3.7% 9/1/15	1,960,000	1,987,938
Bank of America NA:
1.25% 2/14/17	3,080,000	3,080,779
5.3% 3/15/17	250,000	268,320
Bank of Nova Scotia:
1.375% 7/15/16	3,130,000	3,160,896
1.375% 12/18/17	1,069,000	1,067,197
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (b)	2,200,000	2,206,402
1.45% 9/8/17 (b)	1,400,000	1,391,242
1.55% 9/9/16 (b)	1,150,000	1,156,049
1.7% 3/5/18 (b)	2,000,000	1,998,586
Barclays Bank PLC:
2.5% 2/20/19	1,770,000	1,805,025
5% 9/22/16	2,000,000	2,119,482
BNP Paribas 2.375% 9/14/17	2,070,000	2,109,752
BPCE SA 1.625% 2/10/17	1,080,000	1,086,057
Branch Banking & Trust Co. 1.45% 10/3/16	3,000,000	3,026,034
Capital One Bank NA:
1.15% 11/21/16	779,000	777,723
1.2% 2/13/17	1,979,000	1,974,961
1.3% 6/5/17	1,500,000	1,489,542
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Capital One NA:
1.5% 9/5/17	$ 1,000,000	$ 1,000,295
1.65% 2/5/18	1,500,000	1,497,540
Citigroup, Inc.:
1.2161% 7/25/16 (c)	2,000,000	2,012,442
1.3% 4/1/16	1,650,000	1,654,805
1.3% 11/15/16	1,759,000	1,756,147
1.55% 8/14/17	5,000,000	4,993,215
1.7% 7/25/16	7,310,000	7,357,566
1.85% 11/24/17	1,000,000	1,001,749
2.5% 7/29/19	980,000	991,520
3.953% 6/15/16	2,000,000	2,069,558
Citizens Bank NA:
1.6% 12/4/17	2,000,000	2,006,174
2.45% 12/4/19	1,510,000	1,519,086
Commonwealth Bank of Australia 1.125% 3/13/17	2,150,000	2,152,288
Credit Suisse New York Branch:
0.7511% 5/26/17 (c)	2,000,000	2,000,000
1.375% 5/26/17	5,000,000	5,008,540
1.75% 1/29/18	2,000,000	2,002,094
Discover Bank 2% 2/21/18	2,500,000	2,505,178
Fifth Third Bancorp:
3.625% 1/25/16	673,000	689,114
4.5% 6/1/18	1,250,000	1,347,159
Fifth Third Bank 0.9% 2/26/16	2,200,000	2,200,455
HSBC Bank PLC 1.5% 5/15/18 (b)	1,090,000	1,083,820
HSBC U.S.A., Inc.:
1.5% 11/13/17	1,000,000	1,001,225
1.625% 1/16/18	963,000	964,401
1.7% 3/5/18	1,210,000	1,209,673
Intesa Sanpaolo SpA 2.375% 1/13/17	2,500,000	2,536,845
JPMorgan Chase & Co.:
1.35% 2/15/17	8,000,000	8,018,904
2% 8/15/17	2,000,000	2,027,230
KeyBank NA:
1.65% 2/1/18	735,000	736,815
2.5% 12/15/19	777,000	790,229
La Caisse Centrale 1.75% 1/29/18 (b)	1,500,000	1,495,659
Manufacturers & Traders Trust Co.:
1.4% 7/25/17	2,000,000	2,001,960
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Manufacturers & Traders Trust Co.: - continued
2.3% 1/30/19	$ 1,080,000	$ 1,091,345
Marshall & Ilsley Bank 5% 1/17/17	86,000	91,010
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (b)	1,500,000	1,497,822
Mizuho Corporate Bank Ltd.:
0.7046% 9/25/17 (b)(c)	2,000,000	1,995,916
1.55% 10/17/17 (b)	3,280,000	3,262,747
MUFG Americas Holdings Corp. 1.625% 2/9/18	289,000	288,319
MUFG Union Bank NA 1.5% 9/26/16	753,000	757,661
Nordea Bank AB 0.875% 5/13/16 (b)	1,640,000	1,641,711
PNC Bank NA:
0.8% 1/28/16	3,000,000	3,006,507
1.15% 11/1/16	1,281,000	1,286,262
1.5% 2/23/18	1,100,000	1,102,244
Regions Bank 7.5% 5/15/18	250,000	289,106
Regions Financial Corp.:
2% 5/15/18	1,100,000	1,093,645
5.75% 6/15/15	1,150,000	1,164,812
Royal Bank of Canada:
0.85% 3/8/16	1,000,000	1,002,819
1.2% 1/23/17	1,261,000	1,264,127
1.45% 9/9/16	919,000	927,045
1.5% 1/16/18	2,210,000	2,217,253
2.2% 7/27/18	1,000,000	1,017,006
Royal Bank of Scotland Group PLC:
1.1966% 3/31/17 (c)	2,200,000	2,206,703
2.55% 9/18/15	7,809,000	7,878,727
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	2,500,000	2,497,863
1.45% 7/19/16	2,500,000	2,507,238
1.75% 1/16/18	2,000,000	2,004,018
1.8% 7/18/17	1,970,000	1,978,747
SunTrust Banks, Inc.:
0.5526% 8/24/15 (c)	500,000	499,779
0.5552% 4/1/15 (c)	4,270,000	4,269,791
3.5% 1/20/17	1,449,000	1,509,397
5% 9/1/15	1,059,000	1,080,084
U.S. Bank NA 1.1% 1/30/17	2,170,000	2,178,741
Wachovia Corp. 0.5946% 10/28/15 (c)	2,000,000	2,000,046
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Wells Fargo Bank NA 0.4671% 5/16/16 (c)	$ 4,500,000	$ 4,492,436
Westpac Banking Corp.:
1.2% 5/19/17	2,700,000	2,703,119
1.5% 12/1/17	2,000,000	2,007,674
2% 8/14/17	2,250,000	2,288,493
		177,545,164
Capital Markets - 2.5%
Deutsche Bank AG London Branch 1.4% 2/13/17	5,000,000	5,008,905
Goldman Sachs Group, Inc.:
1.748% 9/15/17	3,500,000	3,489,483
2.375% 1/22/18	2,200,000	2,240,181
2.55% 10/23/19	1,010,000	1,017,567
2.625% 1/31/19	1,500,000	1,525,803
JPMorgan Chase & Co.:
0.8811% 2/26/16 (c)	1,000,000	1,002,891
1.7% 3/1/18	1,000,000	999,487
Lazard Group LLC 6.85% 6/15/17	167,000	185,887
Morgan Stanley:
1.75% 2/25/16	2,066,000	2,081,268
1.875% 1/5/18	1,000,000	1,004,181
5.45% 1/9/17	3,400,000	3,646,500
UBS AG Stamford Branch 1.375% 8/14/17	1,970,000	1,969,442
		24,171,595
Consumer Finance - 3.4%
American Express Credit Corp.:
1.125% 6/5/17	2,500,000	2,498,233
1.3% 7/29/16	1,120,000	1,125,811
2.8% 9/19/16	970,000	997,597
American Honda Finance Corp. 1.125% 10/7/16	1,520,000	1,528,235
Capital One Financial Corp. 0.8951% 11/6/15 (c)	1,000,000	1,002,364
Discover Financial Services 6.45% 6/12/17	3,150,000	3,460,414
Ford Motor Credit Co. LLC:
1.684% 9/8/17	2,000,000	2,002,014
1.7% 5/9/16	1,100,000	1,106,206
2.145% 1/9/18	2,000,000	2,022,516
3% 6/12/17	2,950,000	3,049,005
General Electric Capital Corp. 1.5% 7/12/16	10,000,000	10,102,060
Hyundai Capital America:
1.45% 2/6/17 (b)	1,401,000	1,397,009
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
1.625% 10/2/15 (b)	$ 1,410,000	$ 1,416,533
1.875% 8/9/16 (b)	295,000	298,171
2.875% 8/9/18 (b)	710,000	726,812
Synchrony Financial 1.875% 8/15/17	235,000	235,302
		32,968,282
Diversified Financial Services - 0.4%
AIG Global Funding 1.65% 12/15/17 (b)	1,500,000	1,507,098
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,351,175
Berkshire Hathaway, Inc. 1.55% 2/9/18	1,110,000	1,121,387
		3,979,660
Insurance - 1.7%
AEGON NV 4.625% 12/1/15	1,480,000	1,522,392
American International Group, Inc. 2.3% 7/16/19	2,415,000	2,443,804
Aon Corp. 3.125% 5/27/16	1,250,000	1,281,358
Assurant, Inc. 2.5% 3/15/18	1,120,000	1,134,479
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	1,173,000	1,198,764
MetLife, Inc.:
1.756% 12/15/17	465,000	469,930
1.903% 12/15/17	202,000	203,466
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	4,000,000	4,016,824
1.5% 1/10/18 (b)	2,559,000	2,563,783
Pricoa Global Funding I 1.15% 11/25/16 (b)	1,100,000	1,100,807
Prudential Financial, Inc. 2.3% 8/15/18	365,000	370,794
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	289,000	294,960
		16,601,361
Real Estate Investment Trusts - 0.2%
DDR Corp. 9.625% 3/15/16	330,000	358,047
Equity One, Inc. 5.375% 10/15/15	144,000	147,684
Health Care REIT, Inc. 2.25% 3/15/18	341,000	343,768
Select Income (REIT) 2.85% 2/1/18	481,000	482,915
Simon Property Group LP 2.15% 9/15/17	500,000	511,150
		1,843,564
Real Estate Management & Development - 0.3%
ERP Operating LP 2.375% 7/1/19	642,000	646,184
Mack-Cali Realty LP 2.5% 12/15/17	770,000	773,062
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP:
1.25% 4/17/17	$ 493,000	$ 491,186
1.55% 9/26/16	287,000	288,963
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	696,000	700,789
		2,900,184
TOTAL FINANCIALS		260,009,810
HEALTH CARE - 2.0%
Biotechnology - 0.4%
Amgen, Inc.:
0.6415% 5/22/17 (c)	2,000,000	2,002,066
1.25% 5/22/17	1,990,000	1,988,832
		3,990,898
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 1.8% 12/15/17	1,375,000	1,385,930
Medtronic, Inc. 1.5% 3/15/18 (b)	1,654,000	1,657,291
		3,043,221
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 1.25% 6/2/17	2,490,000	2,486,051
WellPoint, Inc. 1.875% 1/15/18	647,000	650,099
		3,136,150
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	308,000	308,076
Pharmaceuticals - 0.9%
AbbVie, Inc.:
1.2% 11/6/15	2,200,000	2,206,323
1.75% 11/6/17	1,865,000	1,879,271
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	2,082,000	2,094,325
2.375% 10/8/19 (b)	692,000	702,934
Mylan, Inc. 1.35% 11/29/16	364,000	363,459
Perrigo Co. PLC 1.3% 11/8/16	302,000	301,466
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.15% 2/1/16	$ 978,000	$ 979,018
1.875% 2/1/18	174,000	173,863
		8,700,659
TOTAL HEALTH CARE		19,179,004
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	990,000	980,586
Electrical Equipment - 0.1%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	511,000	516,129
Trading Companies & Distributors - 0.0%
Air Lease Corp. 2.125% 1/15/18	493,000	491,151
TOTAL INDUSTRIALS		1,987,866
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.1% 3/3/17	2,700,000	2,712,982
Electronic Equipment & Components - 0.6%
Amphenol Corp. 1.55% 9/15/17	1,698,000	1,701,406
Tyco Electronics Group SA:
2.375% 12/17/18	225,000	227,768
6.55% 10/1/17	3,379,000	3,794,070
		5,723,244
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	1,114,000	1,141,097
3.65% 8/22/18	635,000	661,364
		1,802,461
TOTAL INFORMATION TECHNOLOGY		10,238,687
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.7%
Chemicals - 0.2%
Ecolab, Inc.:
1.45% 12/8/17	$ 594,000	$ 592,609
1.55% 1/12/18	2,000,000	1,998,450
		2,591,059
Metals & Mining - 0.5%
Anglo American Capital PLC 1.2033% 4/15/16 (b)(c)	1,176,000	1,175,307
Freeport-McMoRan, Inc. 2.3% 11/14/17	668,000	658,627
Rio Tinto Finance (U.S.A.) PLC:
1.0826% 6/17/16 (c)	1,000,000	1,002,430
1.375% 6/17/16	1,774,000	1,785,501
		4,621,865
TOTAL MATERIALS		7,212,924
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
1.4% 12/1/17	1,100,000	1,090,117
2.95% 5/15/16	1,200,000	1,225,067
British Telecommunications PLC:
1.25% 2/14/17	2,798,000	2,793,887
1.625% 6/28/16	1,845,000	1,858,422
2.35% 2/14/19	2,160,000	2,188,277
CenturyLink, Inc. 5.15% 6/15/17	1,100,000	1,160,500
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	1,209,000	1,236,874
5.75% 3/23/16	2,000,000	2,100,396
Verizon Communications, Inc.:
1.35% 6/9/17	1,557,000	1,556,759
2% 11/1/16	2,727,000	2,767,354
2.5% 9/15/16	3,752,000	3,836,589
		21,814,242
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
1.2406% 9/12/16 (c)	1,200,000	1,209,065
2.375% 9/8/16	1,532,000	1,556,359
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
1.5% 2/19/18	$ 1,000,000	$ 995,608
1.625% 3/20/17	1,442,000	1,451,808
		5,212,840
TOTAL TELECOMMUNICATION SERVICES		27,027,082
UTILITIES - 2.3%
Electric Utilities - 1.6%
American Electric Power Co., Inc. 1.65% 12/15/17	1,534,000	1,541,205
Duke Energy Corp.:
0.6356% 4/3/17 (c)	1,789,000	1,790,063
1.625% 8/15/17	602,000	609,804
Eversource Energy 1.45% 5/1/18	291,000	288,303
FirstEnergy Corp. 2.75% 3/15/18	2,800,000	2,853,987
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,352,870
Pacific Gas & Electric Co. 5.625% 11/30/17	1,774,000	1,963,706
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,108,991
TECO Finance, Inc. 4% 3/15/16	400,000	412,404
Xcel Energy, Inc. 0.75% 5/9/16	2,200,000	2,201,115
		15,122,448
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
1.4% 9/15/17	848,000	851,016
1.95% 8/15/16	848,000	857,503
2.25% 9/1/15	1,300,000	1,309,368
2.5566% 9/30/66 (c)	1,336,000	1,242,087
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	2,618,000	2,611,950
		6,871,924
TOTAL UTILITIES		21,994,372
TOTAL NONCONVERTIBLE BONDS (Cost $415,304,460)		416,795,444
U.S. Government and Government Agency Obligations - 27.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 2.4%
Fannie Mae:
0.875% 2/8/18	$ 1,348,000	$ 1,340,050
1.625% 11/27/18	686,000	693,447
1.875% 9/18/18	371,000	378,782
Federal Home Loan Bank 0.625% 11/23/16	5,750,000	5,748,034
Freddie Mac:
0.5% 1/27/17	9,340,000	9,307,852
0.75% 1/12/18	2,346,000	2,322,282
1% 9/29/17	3,689,000	3,695,998
1.25% 5/12/17	171,000	172,760
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		23,659,205
U.S. Treasury Obligations - 25.2%
U.S. Treasury Notes:
0.5% 7/31/17	76,500,000	75,896,335
0.625% 2/15/17	25,000,000	24,994,150
0.75% 1/15/17	40,701,000	40,821,841
0.875% 5/15/17	248,000	248,872
0.875% 10/15/17	39,207,000	39,176,379
0.875% 11/15/17	20,000,000	19,965,620
0.875% 1/15/18	24,000,000	23,926,872
1% 12/15/17	6,215,000	6,222,769
1% 2/15/18	10,000,000	9,999,220
1.375% 2/28/19	4,806,000	4,813,132
TOTAL U.S. TREASURY OBLIGATIONS		246,065,190
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $269,259,570)		269,724,395
U.S. Government Agency - Mortgage Securities - 3.4%

Fannie Mae - 2.1%
2.153% 11/1/34 (c)	196,894	210,019
2.211% 10/1/35 (c)	421,833	449,071
2.246% 2/1/35 (c)	382,207	405,230
2.276% 11/1/36 (c)	460,015	490,545
2.31% 12/1/39 (c)	97,867	104,780
2.329% 5/1/35 (c)	336,024	358,359
2.359% 4/1/35 (c)	114,143	122,099
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.364% 12/1/33 (c)	$ 191,065	$ 204,561
2.375% 7/1/35 (c)	1,184,701	1,265,383
2.428% 12/1/34 (c)	181,965	194,819
2.445% 3/1/40 (c)	218,381	233,315
2.534% 10/1/41 (c)	524,393	545,236
2.539% 1/1/40 (c)	372,736	397,213
2.542% 6/1/42 (c)	159,639	165,114
2.69% 2/1/42 (c)	881,146	916,329
2.701% 9/1/41 (c)	715,853	766,419
2.739% 8/1/41 (c)	803,993	860,786
2.763% 1/1/42 (c)	800,349	833,147
2.96% 11/1/40 (c)	105,665	111,097
2.982% 9/1/41 (c)	114,127	119,319
2.984% 8/1/41 (c)	150,032	160,630
3.059% 10/1/41 (c)	59,525	62,272
3.235% 7/1/41 (c)	176,640	185,764
3.318% 10/1/41 (c)	92,251	97,084
3.5% 1/1/26 to 9/1/29	5,509,535	5,880,184
3.563% 7/1/41 (c)	179,385	189,235
3.567% 3/1/40 (c)	346,673	368,510
4.5% 6/1/19 to 7/1/20	290,099	305,959
5.5% 11/1/17 to 11/1/34	3,968,896	4,418,452
6.5% 6/1/15 to 6/1/16	3,070	3,150
7% 1/1/16 to 11/1/18	11,883	12,363
TOTAL FANNIE MAE		20,436,444
Freddie Mac - 1.3%
2.164% 11/1/35 (c)	272,450	290,448
2.352% 8/1/36 (c)	137,975	147,112
2.405% 10/1/42 (c)	968,777	1,019,947
2.971% 8/1/41 (c)	406,593	435,314
3% 8/1/21	1,067,503	1,117,542
3.126% 9/1/41 (c)	239,413	256,549
3.227% 9/1/41 (c)	117,322	123,193
3.242% 4/1/41 (c)	105,132	110,248
3.298% 6/1/41 (c)	130,884	137,364
3.468% 5/1/41 (c)	130,624	137,887
3.5% 8/1/26	2,900,000	3,084,401
3.562% 4/1/40 (c)	244,667	255,806
3.626% 6/1/41 (c)	182,561	192,672
3.635% 4/1/40 (c)	214,053	229,173
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.71% 5/1/41 (c)	$ 146,509	$ 154,122
4% 6/1/24 to 4/1/26	3,556,975	3,816,381
4.5% 8/1/18 to 11/1/18	897,250	942,488
8.5% 5/1/26 to 7/1/28	42,001	49,973
TOTAL FREDDIE MAC		12,500,620
Ginnie Mae - 0.0%
5.5% 6/15/35	350,909	401,215
7% 1/15/25 to 6/15/32	205,735	241,740
TOTAL GINNIE MAE		642,955
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $32,884,243)		33,580,019
Asset-Backed Securities - 14.6%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	285,092	277,308
Series 2005-1 Class M1, 0.6383% 4/25/35 (c)	84,112	72,877
Ally Auto Receivables Trust:
Series 2013-SN1 Class A3, 0.72% 5/20/16	638,423	638,620
Series 2014-SN1 Class A3, 0.75% 2/21/17	1,323,000	1,320,791
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	662,000	664,824
Series 2012-5 Class A, 1.54% 9/15/19	2,790,000	2,782,420
Series 2014-3 Class A, 1.33% 3/15/19	4,772,000	4,774,057
Series 2014-4 Class A2, 1.43% 6/17/19	2,400,000	2,401,596
Series 2014-5 Class A2, 1.6% 10/15/19	2,500,000	2,502,008
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	2,075,000	2,076,125
Series 2014-2 Class A, 1.26% 1/15/20	1,960,000	1,960,821
Series 2014-3 Class A, 1.49% 4/15/20	3,000,000	3,011,934
Series 2014-4 Class A, 1.43% 6/15/20	2,500,000	2,503,953
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	504,000	503,878
AmeriCredit Automobile Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	1,415,470	1,415,744
Series 2013-5 Class A3, 0.9% 9/10/18	1,634,000	1,633,608
Series 2014-1 Class A3, 0.9% 2/8/19	1,034,000	1,032,548
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2014-2 Class A3, 0.94% 2/8/19	$ 1,980,000	$ 1,973,026
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.9933% 4/25/34 (c)	11,399	7,896
Series 2005-R2 Class M1, 0.621% 4/25/35 (c)	21,915	21,895
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (c)	82,560	76,705
Series 2006-W4 Class A2C, 0.331% 5/25/36 (c)	149,118	51,697
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	1,500,000	1,498,779
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,500,000	1,502,319
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,500,000	1,498,772
Series 2014-3 Class A2, 1.18% 12/20/17	1,466,000	1,466,324
Series 2015-1 Class A2, 1.42% 6/20/18	1,472,000	1,468,950
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	2,250,000	2,248,720
Series 2013-A3 Class A3, 0.96% 9/16/19	1,000,000	998,468
Series 2014-A5 Class A, 1.48% 7/15/20	2,410,000	2,420,898
Carmax Auto Owner Trust:
Series 2013-3 Class A3, 0.97% 4/16/18	1,125,000	1,127,379
Series 2014-4 Class A3, 1.25% 11/15/19	1,512,000	1,511,063
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (c)	228,766	152,500
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (b)	592,803	591,753
Chase Issuance Trust:
Series 2013-A8 Class A8, 1.01% 10/15/18	1,200,000	1,201,133
Series 2014-A1 Class A, 1.15% 1/15/19	1,500,000	1,503,942
Series 2014-A7 Class A, 1.38% 11/15/19	2,513,000	2,511,934
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	2,500,000	2,504,360
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	1,510,000	1,508,251
Citibank Credit Card Issuance Trust:
Series 2013-A6 Class A6, 1.32% 9/7/18	3,330,000	3,350,070
Series 2014-A2 Class A2, 1.02% 2/22/19	2,160,000	2,158,635
Series 2014-A4 Class A4, 1.23% 4/24/19	2,000,000	2,001,962
Series 2014-A8 Class A8, 1.73% 4/9/20	1,930,000	1,940,474
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.421% 3/25/32 (MGIC Investment Corp. Insured) (c)	8,622	7,673
Series 2004-2 Class 3A4, 0.671% 7/25/34 (c)	62,430	55,109
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-3 Class M4, 1.626% 4/25/34 (c)	$ 9,404	$ 7,725
Series 2004-4 Class M2, 0.966% 6/25/34 (c)	14,518	13,083
Dell Equipment Finance Trust Series 2014-1 Class A3, 0.94% 6/22/20 (b)	1,000,000	999,670
Discover Card Master Trust:
Series 2013-A5 Class A5, 1.04% 4/15/19	2,246,000	2,248,675
Series 2014-A3 Class A3, 1.22% 10/15/19	2,000,000	2,003,314
Series 2014-A5 Class A, 1.39% 4/15/20	2,010,000	2,009,538
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	1,832,636	1,832,118
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	3,000,000	2,998,485
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	2,000,000	1,999,666
Fannie Mae Series 2004-T5:
Class AB1, 0.6771% 5/28/35 (c)	159,655	147,785
Class AB3, 0.9831% 5/28/35 (c)	67,441	62,985
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (c)	36,914	32,683
Ford Credit Auto Lease Trust Series 2013-B Class A3, 0.76% 9/15/16	870,000	870,569
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	5,500,000	5,497,635
Series 2014-1 Class A1, 1.2% 2/15/19	2,379,000	2,382,737
Series 2014-4 Class A1, 1.4% 8/15/19	1,965,000	1,964,743
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.5933% 11/25/34 (c)	104,293	9,498
Class M5, 1.6683% 11/25/34 (c)	40,226	759
Series 2005-A:
Class M3, 0.9033% 1/25/35 (c)	120,398	99,084
Class M4, 1.1883% 1/25/35 (c)	44,055	28,966
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (b)(c)	185,426	159,335
GE Business Loan Trust Series 2003-1 Class A, 0.603% 4/15/31 (b)(c)	5,423	5,219
GE Capital Credit Card Master Note Trust Series 2012-4 Class A, 0.473% 6/15/18 (c)	1,995,000	1,994,892
GE Equipment Transportation LLC:
Series 2012-2 Class A3, 0.62% 7/25/16	636,284	636,395
Series 2014-1 Class A3, 0.97% 4/23/18	1,467,000	1,465,713
Series 2015-1 Class A3, 1.28% 2/25/19	1,000,000	999,853
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (b)	1,510,000	1,509,698
Asset-Backed Securities - continued
	Principal Amount	Value
GM Financial Automobile Leasing Trust: - continued
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	$ 1,940,000	$ 1,939,893
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.461% 8/25/33 (c)	62,083	59,801
Series 2003-5 Class A2, 0.871% 12/25/33 (c)	44,160	42,012
Series 2004-1 Class M2, 1.871% 6/25/34 (c)	57,068	50,793
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (c)	157,118	100,887
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (b)	2,000,000	1,999,558
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.523% 5/15/18 (b)(c)	1,680,000	1,680,040
John Deere Owner Trust Series 2013-A Class A3, 0.6% 3/15/17	1,069,628	1,070,873
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (c)	80,656	79,887
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5846% 12/27/29 (c)	24,848	24,748
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (c)	53,192	533
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	1,986,000	1,986,749
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (b)	4,760,000	4,761,204
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (c)	52,593	48,833
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (c)	115,954	110,767
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (c)	138,792	127,403
Series 2004-NC8 Class M6, 2.0433% 9/25/34 (c)	53,962	46,044
Series 2005-NC1 Class M1, 0.831% 1/25/35 (c)	44,731	41,897
Series 2005-NC2 Class B1, 1.926% 3/25/35 (c)	30,946	711
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	1,077,000	1,075,218
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.643% 5/15/17 (c)	2,900,000	2,901,363
Series 2013-A Class A, 0.4665% 2/15/18 (c)	2,000,000	1,999,744
Series 2015-A Class A2, 1.44% 1/15/20	2,000,000	1,993,036
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9831% 10/30/45 (c)	456,579	454,282
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (c)	797,630	747,920
Class M4, 2.3433% 9/25/34 (c)	1,086,724	656,762
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (c)	$ 187,294	$ 165,895
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (c)	648	593
Santander Drive Auto Receivables Trust:
Series 2013-4 Class A3, 1.11% 12/15/17	903,913	905,160
Series 2014-4 Class B, 1.82% 5/15/19	918,000	916,404
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (c)	114,111	103,618
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8206% 6/15/33 (c)	197,767	192,633
Class C, 1.1906% 6/15/33 (c)	729,730	705,369
Series 2004-B:
Class A2, 0.4406% 6/15/21 (c)	617,880	614,190
Class C, 1.1106% 9/15/33 (c)	976,520	939,488
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.451% 9/25/19 (c)	2,189,000	2,185,320
Series 2013-1 Class A2, 0.421% 9/25/19 (c)	1,741,119	1,738,009
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (c)	5,818	5,012
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (c)	86,903	76,299
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	1,619,000	1,617,933
Series 2015-A Class A3, 1.25% 12/20/17	1,000,000	999,944
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	2,244,000	2,239,456
Series 2014-1 Class A3, 0.91% 10/22/18	1,324,000	1,317,683
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	1,242,000	1,244,289
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (b)(c)	1,390,734	1,401,807
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,838,000	1,833,366
TOTAL ASSET-BACKED SECURITIES (Cost $142,025,456)		142,118,048
Collateralized Mortgage Obligations - 3.1%
	Principal Amount	Value
Private Sponsor - 1.2%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4346% 4/26/36 (b)(c)	$ 551,776	$ 535,913
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5861% 5/27/35 (b)(c)	838,787	862,170
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.3135% 12/20/54 (b)(c)	1,488,530	1,480,194
Class C2, 1.3735% 12/20/54 (b)(c)	762,000	753,847
Series 2006-2:
Class A4, 0.2535% 12/20/54 (c)	292,377	290,681
Class C1, 1.1135% 12/20/54 (c)	3,254,000	3,196,730
Series 2006-3 Class C2, 1.1735% 12/20/54 (c)	142,000	139,813
Series 2006-4:
Class B1, 0.3535% 12/20/54 (c)	381,000	373,571
Class C1, 0.9335% 12/20/54 (c)	233,000	226,639
Class M1, 0.5135% 12/20/54 (c)	100,000	97,350
Series 2007-1:
Class 1C1, 0.7735% 12/20/54 (c)	235,000	226,564
Class 1M1, 0.4735% 12/20/54 (c)	153,000	148,410
Class 2C1, 1.0335% 12/20/54 (c)	107,000	104,667
Class 2M1, 0.6735% 12/20/54 (c)	196,000	192,021
Series 2007-2:
Class 2C1, 1.033% 12/17/54 (c)	272,000	266,043
Class 3A1, 0.353% 12/17/54 (c)	111,161	110,649
Granite Mortgages Series 2003-2 Class 1A3, 0.7566% 7/20/43 (c)	452,304	452,201
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6566% 1/20/44 (c)	80,041	79,966
Class 1C, 2.7066% 1/20/44 (c)	54,183	56,346
Series 2004-1 Class 2A1, 0.5671% 3/20/44 (c)	1,298,196	1,295,854
Series 2004-3 Class 2A1, 0.5271% 9/20/44 (c)	783,976	782,549
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (c)	58,774	54,988
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (c)	90,812	83,093
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5163% 6/10/35 (b)(c)	28,795	26,813
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (c)	3,143	3,082
TOTAL PRIVATE SPONSOR		11,840,154
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 1.9%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.671% 9/25/23 (c)	$ 93,427	$ 93,742
Series 2013-9 Class FA, 0.521% 3/25/42 (c)	2,002,446	2,011,224
floater planned amortization class Series 2005-90 Class FC, 0.421% 10/25/35 (c)	507,836	509,178
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	830,181	881,873
planned amortization class Series 2012-94 Class E, 3% 6/25/22	562,510	581,652
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	186,151	211,512
Series 2009-31 Class A, 4% 2/25/24	123,163	128,239
Series 2010-135 Class DE, 2.25% 4/25/24	529,928	541,892
Series 2011-16 Class FB, 0.321% 3/25/31 (c)	1,210,898	1,212,158
Series 2010-123 Class DL, 3.5% 11/25/25	211,212	217,822
Series 2010-143 Class B, 3.5% 12/25/25	379,830	393,750
Series 2011-23 Class AB, 2.75% 6/25/20	306,484	314,605
target amortization Series 2008-29 Class BG 4.7% 12/25/35	188,353	195,100
Freddie Mac:
floater Series 2711 Class FC, 1.072% 2/15/33 (c)	811,909	826,636
floater planned amortization class Series 3117 Class JF, 0.472% 2/15/36 (c)	511,229	513,247
floater sequential payer Series 3943 Class EF 0.422% 2/15/26 (c)	884,317	885,847
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	1,122,183	1,143,221
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	14,965	15,117
Series 3081 Class CP 5.5% 10/15/34	300,211	302,064
Series 3792 Class DF, 0.572% 11/15/40 (c)	1,344,820	1,348,356
Series 3820 Class DA, 4% 11/15/35	622,387	664,074
Series 3949 Class MK, 4.5% 10/15/34	516,979	561,142
Series 4221-CLS Class GA, 1.4% 7/15/23	2,325,458	2,321,749
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2012-113 Class FJ, 0.418% 1/20/42 (c)	747,221	747,350
floater planned amortization class Series 2005-47 Class FX, 0.318% 5/20/34 (c)	1,306,423	1,305,726
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater sequential payer:
Series 2010-120 Class FB 0.468% 9/20/35 (c)	$ 419,916	$ 420,550
Series 2011-150 Class D, 3% 4/20/37	101,103	102,782
TOTAL U.S. GOVERNMENT AGENCY		18,450,608
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,437,096)		30,290,762
Commercial Mortgage Securities - 8.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (c)(d)	256,468	4,500
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	913,128	949,613
Series 2006-4 Class A1A, 5.617% 7/10/46 (c)	1,787,027	1,885,669
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (b)(c)	4,738	4,275
Series 2005-4A:
Class A2, 0.561% 1/25/36 (b)(c)	534,430	474,668
Class B1, 1.571% 1/25/36 (b)(c)	17,289	8,010
Class M1, 0.621% 1/25/36 (b)(c)	168,088	132,430
Class M2, 0.641% 1/25/36 (b)(c)	63,784	49,533
Class M3, 0.671% 1/25/36 (b)(c)	68,551	51,131
Class M4, 0.781% 1/25/36 (b)(c)	35,077	25,552
Class M5, 0.821% 1/25/36 (b)(c)	35,077	24,562
Class M6, 0.871% 1/25/36 (b)(c)	35,597	23,611
Series 2006-3A Class M4, 0.601% 10/25/36 (b)(c)	6,241	742
Series 2007-1 Class A2, 0.441% 3/25/37 (b)(c)	267,972	230,221
Series 2007-2A:
Class A1, 0.441% 7/25/37 (b)(c)	49,674	41,882
Class A2, 0.491% 7/25/37 (b)(c)	46,525	37,338
Class M1, 0.541% 7/25/37 (b)(c)	16,582	5,754
Class M2, 0.581% 7/25/37 (b)(c)	9,305	1,854
Class M3, 0.661% 7/25/37 (b)(c)	7,119	534
Series 2007-3:
Class A2, 0.461% 7/25/37 (b)(c)	68,360	57,142
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3: - continued
Class M1, 0.481% 7/25/37 (b)(c)	$ 51,645	$ 39,841
Class M2, 0.511% 7/25/37 (b)(c)	54,297	34,868
Class M3, 0.541% 7/25/37 (b)(c)	87,890	37,355
Class M4, 0.671% 7/25/37 (b)(c)	138,985	42,463
Class M5, 0.771% 7/25/37 (b)(c)	64,073	10,671
Series 2007-4A:
Class A2, 0.7183% 9/25/37 (b)(c)	677,866	303,606
Class M1, 1.1183% 9/25/37 (b)(c)	105,039	19,863
Class M2, 1.2183% 9/25/37 (b)(c)	30,182	4,761
Series 2006-2A Class IO, 0% 7/25/36 (b)(c)(d)	5,496,957	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	680,991	682,032
Series 2006-PW13 Class A1A, 5.533% 9/11/41	1,704,581	1,799,051
Series 2006-PW14 Class A1A, 5.189% 12/11/38	632,542	668,098
Series 2006-T22 Class A1A, 5.5714% 4/12/38 (c)	1,706,722	1,772,204
Series 2006-PW12 Class A1A, 5.6971% 9/11/38 (c)	1,301,937	1,359,779
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (b)(c)	45,746	43,481
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	1,090,282	1,183,380
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5665% 12/15/27 (b)(c)	2,000,000	2,006,870
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	349,000	367,434
Series 2013-GC11 Class A1, 0.754% 4/10/46	564,186	562,195
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.2258% 7/15/44 (c)	594,251	599,920
Series 2006-CD2 Class A1B, 5.3037% 1/15/46 (c)	2,777,890	2,850,634
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.067% 6/11/27 (b)(c)	2,500,000	2,490,768
Series 2013-CR9 Class A1, 1.344% 7/10/45	364,224	366,036
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.023% 4/15/17 (b)(c)	16,009	16,012
sequential payer:
Series 2006-C7 Class A1A, 5.7449% 6/10/46 (c)	2,280,393	2,381,077
Series 2006-C8 Class A1A, 5.292% 12/10/46	1,584,968	1,685,987
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	$ 251,842	$ 251,755
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(c)	1,373,000	1,367,799
Class B, 1.45% 4/15/27 (b)(c)	1,205,000	1,199,673
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	106,826	107,448
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.971% 12/5/31 (b)(c)	856,925	854,141
Class A2FL, 0.871% 12/5/31 (b)(c)	1,160,000	1,156,417
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	782,594	789,838
Series K707 Class A1, 1.615% 9/25/18	1,328,388	1,343,019
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.45% 12/15/16 (b)(c)	2,000,000	1,999,438
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2751% 3/10/44 (c)	1,694,137	1,734,372
Series 2006-C1 Class A1A, 5.2751% 3/10/44 (c)	985,103	1,014,849
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	8,950	8,963
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.5545% 4/10/38 (c)	945,937	974,052
Class A4, 5.553% 4/10/38 (c)	1,522,000	1,552,414
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	290,000	294,318
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1665% 7/15/31 (b)(c)	662,000	662,000
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	962,421	1,019,894
Class A4, 5.56% 11/10/39	1,536,064	1,617,754
Series 2011-GC5 Class A1, 1.468% 8/10/44 (c)	155,565	155,868
Series 2012-GC6 Class A1, 1.282% 1/10/45	152,121	152,607
Series 2013-GC12 Class A1, 0.742% 6/10/46 (c)	576,363	572,508
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.172% 11/5/30 (b)(c)	1,077,113	1,076,798
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (b)	270,000	274,970
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.508% 11/15/29 (b)(c)	897,000	897,653
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	212,773	212,885
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (b)(c)	$ 12,593	$ 12,464
Class F, 0.503% 11/15/18 (b)(c)	31,865	30,978
Class G, 0.533% 11/15/18 (b)(c)	27,694	26,720
Class H, 0.673% 11/15/18 (b)(c)	21,250	20,372
Series 2014-BXH Class A, 1.073% 4/15/27 (b)(c)	1,500,000	1,499,691
Series 2014-FL5 Class A, 1.1465% 7/15/31 (b)(c)	1,700,000	1,688,168
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,857,087	1,957,970
Series 2006-LDP8 Class A4, 5.399% 5/15/45	1,772,704	1,854,769
Series 2006-LDP7 Class A1A, 5.8754% 4/15/45 (c)	2,092,075	2,198,513
Series 2013-C13 Class A1, 1.3029% 1/15/46	1,998,579	2,000,825
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	1,459,740	1,488,962
Series 2006-C6 Class A4, 5.372% 9/15/39	431,000	453,545
Series 2007-C7 Class A3, 5.866% 9/15/45	850,933	931,429
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2878% 11/12/37 (c)	497,811	508,494
Series 2006-C2 Class A1A, 5.739% 8/12/43 (c)	1,623,698	1,708,629
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	736,660	736,429
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (b)(c)	45,397	40,435
Series 2007-XLFA:
Class D, 0.357% 10/15/20 (b)(c)	84,694	84,183
Class E, 0.417% 10/15/20 (b)(c)	105,926	104,990
Class F, 0.467% 10/15/20 (b)(c)	63,569	62,976
Class G, 0.507% 10/15/20 (b)(c)	78,581	77,612
Class H, 0.597% 10/15/20 (b)(c)	49,464	47,865
Class J, 0.747% 10/15/20 (b)(c)	28,557	26,206
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	583,204	622,513
Series 2007-IQ14 Class A2, 5.61% 4/15/49	380,963	382,706
Series 2012-C4 Class A1, 1.085% 3/15/45	497,128	498,756
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (c)	1,242,643	1,290,731
Series 2007-T27 Class A1A, 5.6506% 6/11/42 (c)	1,892,998	2,044,354
SCG Trust Series 2013-SRP1 Class A, 1.5665% 11/15/26 (b)(c)	1,175,000	1,175,040
Commercial Mortgage Securities - continued
	Principal Amount	Value
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	$ 256,476	$ 257,063
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	487,612	484,799
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (b)(c)	22,862	22,529
Class J, 0.773% 9/15/21 (b)(c)	50,198	47,646
Series 2007-WHL8 Class F, 0.653% 6/15/20 (b)(c)	376,985	361,258
sequential payer Series 2006-C29:
Class A1A, 5.297% 11/15/48	2,596,583	2,751,500
Class A4, 5.308% 11/15/48	467,646	492,062
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (c)	1,859,739	1,912,404
Class A5, 5.416% 1/15/45 (c)	2,290,000	2,358,343
Series 2006-C24 Class A1A, 5.557% 3/15/45 (c)	1,616,701	1,673,186
Series 2006-C26 Class A1A, 6.009% 6/15/45 (c)	1,699,402	1,781,687
Series 2006-C27 Class A3, 5.765% 7/15/45 (c)	1,148,726	1,197,440
Series 2007-C31A Class A2, 5.421% 4/15/47	79,845	79,782
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	342,395	341,290
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $87,355,153)		83,966,154
Municipal Securities - 0.2%

Illinois Gen. Oblig. Series 2011, 4.511% 3/1/15 (Cost $1,515,000)	1,515,000	1,515,697
Foreign Government and Government Agency Obligations - 0.1%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (b) (Cost $1,163,589)	1,165,000	1,172,281
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a) (Cost $12,733,765)	12,733,765	$ 12,733,765
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $989,678,332)		991,896,565
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(15,647,019)
NET ASSETS - 100%		$ 976,249,546
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 45,542	$ (16,532)	$ -	$ (16,532)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $116,109,595 or 11.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,955
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 416,795,444	$ -	$ 416,795,444	$ -
U.S. Government and Government Agency Obligations	269,724,395	-	269,724,395	-
U.S. Government Agency - Mortgage Securities	33,580,019	-	33,580,019	-
Asset-Backed Securities	142,118,048	-	142,107,080	10,968
Collateralized Mortgage Obligations	30,290,762	-	30,290,762	-
Commercial Mortgage Securities	83,966,154	-	83,899,512	66,642
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 1,515,697	$ -	$ 1,515,697	$ -
Foreign Government and Government Agency Obligations	1,172,281	-	1,172,281	-
Money Market Funds	12,733,765	12,733,765	-	-
Total Investments in Securities:	$ 991,896,565	$ 12,733,765	$ 979,085,190	$ 77,610
Derivative Instruments:
Liabilities
Swaps	$ (16,532)	$ -	$ (16,532)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (16,532)
Total Value of Derivatives	$ -	$ (16,532)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.3%
United Kingdom	4.2%
Canada	2.6%
Japan	2.3%
Netherlands	1.7%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $976,944,567)	$ 979,162,800
Fidelity Central Funds (cost $12,733,765)	12,733,765
Total Investments (cost $989,678,332)		$ 991,896,565
Cash		273,363
Receivable for investments sold		3,407,397
Receivable for fund shares sold		1,562,410
Interest receivable		2,825,196
Distributions receivable from Fidelity Central Funds		639
Prepaid expenses		1,444
Total assets		999,967,014

Liabilities
Payable for investments purchased	$ 11,647,226
Payable for fund shares redeemed	11,411,662
Distributions payable	16,265
Bi-lateral OTC swaps, at value	16,532
Accrued management fee	255,626
Distribution and service plan fees payable	105,237
Other affiliated payables	156,829
Other payables and accrued expenses	108,091
Total liabilities		23,717,468

Net Assets		$ 976,249,546
Net Assets consist of:
Paid in capital		$ 1,009,705,822
Undistributed net investment income		1,263,067
Accumulated undistributed net realized gain (loss) on investments		(36,921,044)
Net unrealized appreciation (depreciation) on investments		2,201,701
Net Assets		$ 976,249,546

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($170,289,346 ÷ 18,197,169 shares)	$ 9.36

Maximum offering price per share (100/98.50 of $9.36)	$ 9.50
Class T: Net Asset Value and redemption price per share ($101,178,667 ÷ 10,802,643 shares)	$ 9.37

Maximum offering price per share (100/98.50 of $9.37)	$ 9.51
Class B: Net Asset Value and offering price per share ($1,861,114 ÷ 199,295 shares)A	$ 9.34

Class C: Net Asset Value and offering price per share ($82,964,756 ÷ 8,897,555 shares)A	$ 9.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($619,955,663 ÷ 66,192,122 shares)	$ 9.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2015

Investment Income
Interest		$ 7,139,490
Income from Fidelity Central Funds		4,955
Total income		7,144,445

Expenses
Management fee	$ 1,548,895
Transfer agent fees	774,037
Distribution and service plan fees	675,692
Accounting and security lending fees	178,858
Custodian fees and expenses	11,264
Independent trustees' compensation	2,177
Registration fees	61,415
Audit	90,206
Legal	3,186
Miscellaneous	2,751
Total expenses before reductions	3,348,481
Expense reductions	(31)	3,348,450
Net investment income (loss)		3,795,995
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	927,969
Swaps	1,442
Total net realized gain (loss)		929,411
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,760,318)
Assets and liabilities in foreign currencies	(181)
Swaps	14,693
Total change in net unrealized appreciation (depreciation)		(1,745,806)
Net gain (loss)		(816,395)
Net increase (decrease) in net assets resulting from operations		$ 2,979,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,795,995	$ 8,175,139
Net realized gain (loss)	929,411	2,955,752
Change in net unrealized appreciation (depreciation)	(1,745,806)	3,499,632
Net increase (decrease) in net assets resulting from operations	2,979,600	14,630,523
Distributions to shareholders from net investment income	(3,210,796)	(7,510,420)
Distributions to shareholders from net realized gain	(107,490)	-
Total distributions	(3,318,286)	(7,510,420)
Share transactions - net increase (decrease)	(355,860)	(164,681,426)
Total increase (decrease) in net assets	(694,546)	(157,561,323)

Net Assets
Beginning of period	976,944,092	1,134,505,415
End of period (including undistributed net investment income of $1,263,067 and undistributed net investment income of $677,868, respectively)	$ 976,249,546	$ 976,944,092

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.30	$ 9.34	$ 9.29	$ 9.23	$ 8.96
Income from Investment Operations
Net investment income (loss) E	.034	.070	.070	.090	.134	.189
Net realized and unrealized gain (loss)	(.005)	.052	(.046)	.058	.062	.273
Total from investment operations	.029	.122	.024	.148	.196	.462
Distributions from net investment income	(.028)	(.062)	(.064)	(.098)	(.136)	(.192)
Distributions from net realized gain	(.001)	-	-	-	-	-
Total distributions	(.029)	(.062)	(.064)	(.098)	(.136)	(.192)
Net asset value, end of period	$ 9.36	$ 9.36	$ 9.30	$ 9.34	$ 9.29	$ 9.23
Total ReturnB, C, D	.31%	1.32%	.25%	1.61%	2.14%	5.21%
Ratios to Average Net Assets F, H
Expenses before reductions	.70%A	.70%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.70%A	.70%	.70%	.70%	.70%	.71%
Expenses net of all reductions	.70%A	.70%	.70%	.69%	.70%	.71%
Net investment income (loss)	.74%A	.74%	.75%	.97%	1.44%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 170,289	$ 190,596	$ 205,581	$ 212,725	$ 250,546	$ 254,410
Portfolio turnover rateG	68% A	61%	61%	75%	204%	217%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97
Income from Investment Operations
Net investment income (loss) E	.034	.069	.069	.089	.134	.189
Net realized and unrealized gain (loss)	(.005)	.053	(.036)	.059	.052	.273
Total from investment operations	.029	.122	.033	.148	.186	.462
Distributions from net investment income	(.028)	(.062)	(.063)	(.098)	(.136)	(.192)
Distributions from net realized gain	(.001)	-	-	-	-	-
Total distributions	(.029)	(.062)	(.063)	(.098)	(.136)	(.192)
Net asset value, end of period	$ 9.37	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24
Total ReturnB, C, D	.30%	1.31%	.36%	1.60%	2.03%	5.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.71%A	.71%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.71%A	.71%	.70%	.70%	.70%	.71%
Expenses net of all reductions	.71%A	.71%	.70%	.70%	.70%	.71%
Net investment income (loss)	.73%A	.74%	.74%	.96%	1.44%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,179	$ 103,447	$ 127,404	$ 140,285	$ 163,217	$ 189,230
Portfolio turnover rateG	68% A	61%	61%	75%	204%	217%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 9.30	$ 9.35	$ 9.30	$ 9.24	$ 8.97
Income from Investment Operations
Net investment income (loss) E	-	(.007)	(.006)	.015	.059	.115
Net realized and unrealized gain (loss)	(.009)	.058	(.042)	.059	.062	.273
Total from investment operations	(.009)	.051	(.048)	.074	.121	.388
Distributions from net investment income	-	(.001)	(.002)	(.024)	(.061)	(.118)
Distributions from net realized gain	(.001)	-	-	-	-	-
Total distributions	(.001)	(.001)	(.002)	(.024)	(.061)	(.118)
Net asset value, end of period	$ 9.34	$ 9.35	$ 9.30	$ 9.35	$ 9.30	$ 9.24
Total ReturnB, C, D	(.10)%	.55%	(.51)%	.79%	1.31%	4.35%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46%A	1.52%	1.51%	1.50%	1.52%	1.52%
Expenses net of fee waivers, if any	1.46%A	1.52%	1.51%	1.50%	1.52%	1.52%
Expenses net of all reductions	1.46%A	1.52%	1.51%	1.50%	1.52%	1.52%
Net investment income (loss)	(.01)%A	(.07)%	(.06)%	.16%	.63%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,861	$ 2,459	$ 5,824	$ 7,991	$ 9,337	$ 12,587
Portfolio turnover rateG	68% A	61%	61%	75%	204%	217%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.35	$ 9.30	$ 9.24	$ 8.97
Income from Investment Operations
Net investment income (loss) E	(.005)	(.009)	(.009)	.012	.056	.113
Net realized and unrealized gain (loss)	(.014)	.060	(.050)	.058	.062	.273
Total from investment operations	(.019)	.051	(.059)	.070	.118	.386
Distributions from net investment income	-	(.001)	(.001)	(.020)	(.058)	(.116)
Distributions from net realized gain	(.001)	-	-	-	-	-
Total distributions	(.001)	(.001)	(.001)	(.020)	(.058)	(.116)
Net asset value, end of period	$ 9.32	$ 9.34	$ 9.29	$ 9.35	$ 9.30	$ 9.24
Total ReturnB, C, D	(.20)%	.55%	(.63)%	.76%	1.29%	4.33%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56%A	1.54%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.56%A	1.54%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.56%A	1.54%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	(.11)%A	(.10)%	(.10)%	.13%	.61%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,965	$ 98,517	$ 99,283	$ 114,564	$ 132,589	$ 131,947
Portfolio turnover rateG	68% A	61%	61%	75%	204%	217%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97
Income from Investment Operations
Net investment income (loss) D	.042	.087	.087	.106	.150	.205
Net realized and unrealized gain (loss)	(.005)	.053	(.036)	.058	.052	.273
Total from investment operations	.037	.140	.051	.164	.202	.478
Distributions from net investment income	(.036)	(.080)	(.081)	(.114)	(.152)	(.208)
Distributions from net realized gain	(.001)	-	-	-	-	-
Total distributions	(.037)	(.080)	(.081)	(.114)	(.152)	(.208)
Net asset value, end of period	$ 9.37	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24
Total ReturnB, C	.39%	1.51%	.54%	1.78%	2.21%	5.38%
Ratios to Average Net Assets E, G
Expenses before reductions	.53%A	.51%	.52%	.52%	.53%	.53%
Expenses net of fee waivers, if any	.53%A	.51%	.52%	.52%	.53%	.53%
Expenses net of all reductions	.53%A	.51%	.52%	.52%	.53%	.53%
Net investment income (loss)	.91%A	.93%	.93%	1.14%	1.62%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 619,956	$ 581,926	$ 696,413	$ 771,929	$ 719,891	$ 647,129
Portfolio turnover rateF	68% A	61%	61%	75%	204%	217%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015

1. Organization.

Fidelity Advisor® Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

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3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,444,946
Gross unrealized depreciation	(5,375,063)
Net unrealized appreciation (depreciation) on securities	$ 3,069,883

Tax cost	$ 988,826,682

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (21,177,896)
2018	(16,553,917)
Total capital loss carryforward	$ (37,731,813)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counter

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

party and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 1,442	$ 14,693

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized

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4. Derivative Instruments - continued

Swaps - continued

appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.
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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $142,388,918 and $125,780,346, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 132,186	$ 3,456
Class T	-%	.15%	76,386	1,293
Class B	.65%	.25%	9,643	6,988
Class C	.75%	.25%	457,477	50,139
			$ 675,692	$ 61,876

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,666
Class T	2,674
Class B*	715
Class C*	2,959
$ 18,014

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 148,032.17
Class T	89,184.18
Class B	1,757.17
Class C	76,043.17
Institutional Class	459,021.15
	$ 774,037

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $678 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $12,530.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 523,274	$ 1,376,010
Class T	299,520	756,949
Class B	-	384
Class C	-	8,783
Institutional Class	2,388,002	5,368,294
Total	$ 3,210,796	$ 7,510,420
From net realized gain
Class A	$ 18,431	$ -
Class T	10,934	-
Class B	214	-
Class C	9,811	-
Institutional Class	68,100	-
Total	$ 107,490	$ -

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Notes to Financial Statements - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	4,053,419	9,406,380	$ 37,936,013	$ 87,912,267
Reinvestment of distributions	53,569	126,670	501,283	1,185,028
Shares redeemed	(6,270,783)	(11,280,180)	(58,665,760)	(105,454,283)
Net increase (decrease)	(2,163,795)	(1,747,130)	$ (20,228,464)	$ (16,356,988)
Class T
Shares sold	956,945	1,648,073	$ 8,957,141	$ 15,418,492
Reinvestment of distributions	30,917	73,952	289,616	692,256
Shares redeemed	(1,226,613)	(4,369,850)	(11,487,715)	(40,879,426)
Net increase (decrease)	(238,751)	(2,647,825)	$ (2,240,958)	$ (24,768,678)
Class B
Shares sold	15,438	43,807	$ 144,318	$ 409,307
Reinvestment of distributions	22	36	205	335
Shares redeemed	(79,210)	(406,962)	(739,991)	(3,802,323)
Net increase (decrease)	(63,750)	(363,119)	$ (595,468)	$ (3,392,681)
Class C
Shares sold	1,321,086	3,524,186	$ 12,326,944	$ 32,872,428
Reinvestment of distributions	928	803	8,636	7,513
Shares redeemed	(2,973,365)	(3,657,996)	(27,769,580)	(34,142,215)
Net increase (decrease)	(1,651,351)	(133,007)	$ (15,434,000)	$ (1,262,274)
Institutional Class
Shares sold	35,288,288	16,554,728	$ 330,245,712	$ 154,909,010
Reinvestment of distributions	252,332	543,999	2,363,851	5,092,033
Shares redeemed	(31,460,682)	(29,814,424)	(294,466,533)	(278,901,848)
Net increase (decrease)	4,079,938	(12,715,697)	$ 38,143,030	$ (118,900,805)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of February 28, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2015 and for the year ended August 31, 2014, and the financial highlights for the six months ended February 28, 2015 and for each of the five years in the period ended August 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 28, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 28, 2015 and for the year ended August 31, 2014, and the financial highlights for the six months ended February 28, 2015 and for each of the five years in the period ended August 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 27, 2015

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short Fixed-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, and Class T, ranked below its competitive median for 2013, the total expense ratio for Institutional Class ranked equal to its competitive median for 2013, and the total expense ratio of each of Class B and Class C ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

FMR Investment Management (U.K.)
Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)

SFII-USAN-0415
1.784906.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Class A, Class T, Class B and Class C

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.70%
Actual		$ 1,000.00	$ 1,003.10	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Class T	.71%
Actual		$ 1,000.00	$ 1,003.00	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Class B	1.46%
Actual		$ 1,000.00	$ 999.00	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.30
Class C	1.56%
Actual		$ 1,000.00	$ 998.00	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,003.90	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 33.1%	U.S. Government and U.S. Government Agency Obligations 33.8%
AAA 22.0%	AAA 22.6%
AA 4.7%	AA 7.2%
A 18.9%	A 15.5%
BBB 19.6%	BBB 19.0%
BB and Below 1.4%	BB and Below 0.7%
Not Rated 0.6%	Not Rated 0.3%
Short-Term Investments and Net Other Assets (Liabilities) (0.3)%††	Short-Term Investments and Net Other Assets (Liabilities) 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	2.2	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	1.8	1.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Corporate Bonds 42.7%		Corporate Bonds 39.5%
	U.S. Government and U.S. Government Agency Obligations 33.1%		U.S. Government and U.S. Government Agency Obligations 33.8%
	Asset-Backed Securities 14.6%		Asset-Backed Securities 15.1%
	CMOs and Other Mortgage Related Securities 9.6%		CMOs and Other Mortgage Related Securities 9.6%
	Municipal Bonds 0.2%		Municipal Bonds 0.6%
	Other Investments 0.1%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) (0.3)%††		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	14.7%	** Foreign investments	13.1%
* Futures and Swaps 0.0% †		** Futures and Swaps 0.0% †

† Amount represents less than 0.1%.
†† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Semiannual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 1.0%
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	$ 2,210,000	$ 2,220,212
1.375% 8/1/17 (b)	2,000,000	2,001,566
1.45% 8/1/16 (b)	1,740,000	1,751,853
1.65% 3/2/18 (b)	1,000,000	1,004,006
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (b)	2,000,000	1,997,518
Volkswagen International Finance NV 1.6% 11/20/17 (b)	1,090,000	1,094,999
		10,070,154
Media - 1.0%
COX Communications, Inc. 6.25% 6/1/18 (b)	500,000	563,800
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	2,000,000	2,035,994
Thomson Reuters Corp. 0.875% 5/23/16	535,000	534,147
Time Warner Cable, Inc. 5.85% 5/1/17	2,100,000	2,289,172
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,940,697
Viacom, Inc. 2.2% 4/1/19	1,000,000	995,235
Walt Disney Co. 1.1% 12/1/17	976,000	975,820
		9,334,865
TOTAL CONSUMER DISCRETIONARY		19,405,019
CONSUMER STAPLES - 1.9%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	2,500,000	2,506,863
FBG Finance Ltd. 5.125% 6/15/15 (b)	1,054,000	1,067,786
Heineken NV 1.4% 10/1/17 (b)	556,000	557,308
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	2,660,000	2,720,754
		6,852,711
Food & Staples Retailing - 0.1%
Walgreen Co. 1.8% 9/15/17	678,000	685,112
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	258,000	260,599
		945,711
Food Products - 0.5%
General Mills, Inc.:
0.875% 1/29/16	971,000	973,528
1.4% 10/20/17	2,500,000	2,499,483
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Tyson Foods, Inc. 2.65% 8/15/19	$ 1,000,000	$ 1,020,596
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	681,000	683,226
		5,176,833
Tobacco - 0.6%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,341,885
Reynolds American, Inc.:
1.05% 10/30/15	1,240,000	1,241,058
6.75% 6/15/17	1,644,000	1,827,056
		5,409,999
TOTAL CONSUMER STAPLES		18,385,254
ENERGY - 3.2%
Energy Equipment & Services - 0.2%
Nabors Industries, Inc. 2.35% 9/15/16	575,000	576,404
Petrofac Ltd. 3.4% 10/10/18 (b)	1,800,000	1,758,902
		2,335,306
Oil, Gas & Consumable Fuels - 3.0%
BG Energy Capital PLC 2.875% 10/15/16 (b)	1,350,000	1,385,223
BP Capital Markets PLC:
1.375% 5/10/18	1,090,000	1,081,818
2.248% 11/1/16	1,320,000	1,347,530
Canadian Natural Resources Ltd. 1.75% 1/15/18	414,000	409,845
Enbridge, Inc.:
0.6836% 6/2/17 (c)	1,776,000	1,747,417
0.9052% 10/1/16 (c)	2,500,000	2,489,070
Enterprise Products Operating LP:
1.25% 8/13/15	962,000	963,895
2.55% 10/15/19	197,000	199,166
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,741,886
Petro-Canada 6.05% 5/15/18	1,000,000	1,124,376
Petrobras Global Finance BV:
2% 5/20/16	2,000,000	1,907,040
3.25% 3/17/17	1,500,000	1,397,415
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	1,151,000	1,131,065
Petroleos Mexicanos 3.125% 1/23/19	173,000	176,937
Phillips 66 Co. 2.95% 5/1/17	650,000	673,075
Schlumberger Investment SA 1.25% 8/1/17 (b)	1,500,000	1,499,403
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. 3.3% 1/23/18	$ 390,000	$ 395,442
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	319,950
Total Capital International SA 1% 1/10/17	3,000,000	3,001,821
TransCanada PipeLines Ltd.:
0.9366% 6/30/16 (c)	4,000,000	4,013,176
1.875% 1/12/18	2,000,000	2,014,570
		29,020,120
TOTAL ENERGY		31,355,426
FINANCIALS - 26.6%
Banks - 18.1%
ABN AMRO Bank NV 1.0561% 10/28/16 (b)(c)	4,555,000	4,585,655
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	1,670,000	1,676,252
1.25% 1/10/17	1,630,000	1,634,222
Bank of America Corp.:
1.25% 1/11/16	4,200,000	4,211,151
3.7% 9/1/15	1,960,000	1,987,938
Bank of America NA:
1.25% 2/14/17	3,080,000	3,080,779
5.3% 3/15/17	250,000	268,320
Bank of Nova Scotia:
1.375% 7/15/16	3,130,000	3,160,896
1.375% 12/18/17	1,069,000	1,067,197
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (b)	2,200,000	2,206,402
1.45% 9/8/17 (b)	1,400,000	1,391,242
1.55% 9/9/16 (b)	1,150,000	1,156,049
1.7% 3/5/18 (b)	2,000,000	1,998,586
Barclays Bank PLC:
2.5% 2/20/19	1,770,000	1,805,025
5% 9/22/16	2,000,000	2,119,482
BNP Paribas 2.375% 9/14/17	2,070,000	2,109,752
BPCE SA 1.625% 2/10/17	1,080,000	1,086,057
Branch Banking & Trust Co. 1.45% 10/3/16	3,000,000	3,026,034
Capital One Bank NA:
1.15% 11/21/16	779,000	777,723
1.2% 2/13/17	1,979,000	1,974,961
1.3% 6/5/17	1,500,000	1,489,542
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Capital One NA:
1.5% 9/5/17	$ 1,000,000	$ 1,000,295
1.65% 2/5/18	1,500,000	1,497,540
Citigroup, Inc.:
1.2161% 7/25/16 (c)	2,000,000	2,012,442
1.3% 4/1/16	1,650,000	1,654,805
1.3% 11/15/16	1,759,000	1,756,147
1.55% 8/14/17	5,000,000	4,993,215
1.7% 7/25/16	7,310,000	7,357,566
1.85% 11/24/17	1,000,000	1,001,749
2.5% 7/29/19	980,000	991,520
3.953% 6/15/16	2,000,000	2,069,558
Citizens Bank NA:
1.6% 12/4/17	2,000,000	2,006,174
2.45% 12/4/19	1,510,000	1,519,086
Commonwealth Bank of Australia 1.125% 3/13/17	2,150,000	2,152,288
Credit Suisse New York Branch:
0.7511% 5/26/17 (c)	2,000,000	2,000,000
1.375% 5/26/17	5,000,000	5,008,540
1.75% 1/29/18	2,000,000	2,002,094
Discover Bank 2% 2/21/18	2,500,000	2,505,178
Fifth Third Bancorp:
3.625% 1/25/16	673,000	689,114
4.5% 6/1/18	1,250,000	1,347,159
Fifth Third Bank 0.9% 2/26/16	2,200,000	2,200,455
HSBC Bank PLC 1.5% 5/15/18 (b)	1,090,000	1,083,820
HSBC U.S.A., Inc.:
1.5% 11/13/17	1,000,000	1,001,225
1.625% 1/16/18	963,000	964,401
1.7% 3/5/18	1,210,000	1,209,673
Intesa Sanpaolo SpA 2.375% 1/13/17	2,500,000	2,536,845
JPMorgan Chase & Co.:
1.35% 2/15/17	8,000,000	8,018,904
2% 8/15/17	2,000,000	2,027,230
KeyBank NA:
1.65% 2/1/18	735,000	736,815
2.5% 12/15/19	777,000	790,229
La Caisse Centrale 1.75% 1/29/18 (b)	1,500,000	1,495,659
Manufacturers & Traders Trust Co.:
1.4% 7/25/17	2,000,000	2,001,960
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Manufacturers & Traders Trust Co.: - continued
2.3% 1/30/19	$ 1,080,000	$ 1,091,345
Marshall & Ilsley Bank 5% 1/17/17	86,000	91,010
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (b)	1,500,000	1,497,822
Mizuho Corporate Bank Ltd.:
0.7046% 9/25/17 (b)(c)	2,000,000	1,995,916
1.55% 10/17/17 (b)	3,280,000	3,262,747
MUFG Americas Holdings Corp. 1.625% 2/9/18	289,000	288,319
MUFG Union Bank NA 1.5% 9/26/16	753,000	757,661
Nordea Bank AB 0.875% 5/13/16 (b)	1,640,000	1,641,711
PNC Bank NA:
0.8% 1/28/16	3,000,000	3,006,507
1.15% 11/1/16	1,281,000	1,286,262
1.5% 2/23/18	1,100,000	1,102,244
Regions Bank 7.5% 5/15/18	250,000	289,106
Regions Financial Corp.:
2% 5/15/18	1,100,000	1,093,645
5.75% 6/15/15	1,150,000	1,164,812
Royal Bank of Canada:
0.85% 3/8/16	1,000,000	1,002,819
1.2% 1/23/17	1,261,000	1,264,127
1.45% 9/9/16	919,000	927,045
1.5% 1/16/18	2,210,000	2,217,253
2.2% 7/27/18	1,000,000	1,017,006
Royal Bank of Scotland Group PLC:
1.1966% 3/31/17 (c)	2,200,000	2,206,703
2.55% 9/18/15	7,809,000	7,878,727
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	2,500,000	2,497,863
1.45% 7/19/16	2,500,000	2,507,238
1.75% 1/16/18	2,000,000	2,004,018
1.8% 7/18/17	1,970,000	1,978,747
SunTrust Banks, Inc.:
0.5526% 8/24/15 (c)	500,000	499,779
0.5552% 4/1/15 (c)	4,270,000	4,269,791
3.5% 1/20/17	1,449,000	1,509,397
5% 9/1/15	1,059,000	1,080,084
U.S. Bank NA 1.1% 1/30/17	2,170,000	2,178,741
Wachovia Corp. 0.5946% 10/28/15 (c)	2,000,000	2,000,046
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Wells Fargo Bank NA 0.4671% 5/16/16 (c)	$ 4,500,000	$ 4,492,436
Westpac Banking Corp.:
1.2% 5/19/17	2,700,000	2,703,119
1.5% 12/1/17	2,000,000	2,007,674
2% 8/14/17	2,250,000	2,288,493
		177,545,164
Capital Markets - 2.5%
Deutsche Bank AG London Branch 1.4% 2/13/17	5,000,000	5,008,905
Goldman Sachs Group, Inc.:
1.748% 9/15/17	3,500,000	3,489,483
2.375% 1/22/18	2,200,000	2,240,181
2.55% 10/23/19	1,010,000	1,017,567
2.625% 1/31/19	1,500,000	1,525,803
JPMorgan Chase & Co.:
0.8811% 2/26/16 (c)	1,000,000	1,002,891
1.7% 3/1/18	1,000,000	999,487
Lazard Group LLC 6.85% 6/15/17	167,000	185,887
Morgan Stanley:
1.75% 2/25/16	2,066,000	2,081,268
1.875% 1/5/18	1,000,000	1,004,181
5.45% 1/9/17	3,400,000	3,646,500
UBS AG Stamford Branch 1.375% 8/14/17	1,970,000	1,969,442
		24,171,595
Consumer Finance - 3.4%
American Express Credit Corp.:
1.125% 6/5/17	2,500,000	2,498,233
1.3% 7/29/16	1,120,000	1,125,811
2.8% 9/19/16	970,000	997,597
American Honda Finance Corp. 1.125% 10/7/16	1,520,000	1,528,235
Capital One Financial Corp. 0.8951% 11/6/15 (c)	1,000,000	1,002,364
Discover Financial Services 6.45% 6/12/17	3,150,000	3,460,414
Ford Motor Credit Co. LLC:
1.684% 9/8/17	2,000,000	2,002,014
1.7% 5/9/16	1,100,000	1,106,206
2.145% 1/9/18	2,000,000	2,022,516
3% 6/12/17	2,950,000	3,049,005
General Electric Capital Corp. 1.5% 7/12/16	10,000,000	10,102,060
Hyundai Capital America:
1.45% 2/6/17 (b)	1,401,000	1,397,009
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
1.625% 10/2/15 (b)	$ 1,410,000	$ 1,416,533
1.875% 8/9/16 (b)	295,000	298,171
2.875% 8/9/18 (b)	710,000	726,812
Synchrony Financial 1.875% 8/15/17	235,000	235,302
		32,968,282
Diversified Financial Services - 0.4%
AIG Global Funding 1.65% 12/15/17 (b)	1,500,000	1,507,098
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,351,175
Berkshire Hathaway, Inc. 1.55% 2/9/18	1,110,000	1,121,387
		3,979,660
Insurance - 1.7%
AEGON NV 4.625% 12/1/15	1,480,000	1,522,392
American International Group, Inc. 2.3% 7/16/19	2,415,000	2,443,804
Aon Corp. 3.125% 5/27/16	1,250,000	1,281,358
Assurant, Inc. 2.5% 3/15/18	1,120,000	1,134,479
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	1,173,000	1,198,764
MetLife, Inc.:
1.756% 12/15/17	465,000	469,930
1.903% 12/15/17	202,000	203,466
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	4,000,000	4,016,824
1.5% 1/10/18 (b)	2,559,000	2,563,783
Pricoa Global Funding I 1.15% 11/25/16 (b)	1,100,000	1,100,807
Prudential Financial, Inc. 2.3% 8/15/18	365,000	370,794
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	289,000	294,960
		16,601,361
Real Estate Investment Trusts - 0.2%
DDR Corp. 9.625% 3/15/16	330,000	358,047
Equity One, Inc. 5.375% 10/15/15	144,000	147,684
Health Care REIT, Inc. 2.25% 3/15/18	341,000	343,768
Select Income (REIT) 2.85% 2/1/18	481,000	482,915
Simon Property Group LP 2.15% 9/15/17	500,000	511,150
		1,843,564
Real Estate Management & Development - 0.3%
ERP Operating LP 2.375% 7/1/19	642,000	646,184
Mack-Cali Realty LP 2.5% 12/15/17	770,000	773,062
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP:
1.25% 4/17/17	$ 493,000	$ 491,186
1.55% 9/26/16	287,000	288,963
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	696,000	700,789
		2,900,184
TOTAL FINANCIALS		260,009,810
HEALTH CARE - 2.0%
Biotechnology - 0.4%
Amgen, Inc.:
0.6415% 5/22/17 (c)	2,000,000	2,002,066
1.25% 5/22/17	1,990,000	1,988,832
		3,990,898
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 1.8% 12/15/17	1,375,000	1,385,930
Medtronic, Inc. 1.5% 3/15/18 (b)	1,654,000	1,657,291
		3,043,221
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 1.25% 6/2/17	2,490,000	2,486,051
WellPoint, Inc. 1.875% 1/15/18	647,000	650,099
		3,136,150
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	308,000	308,076
Pharmaceuticals - 0.9%
AbbVie, Inc.:
1.2% 11/6/15	2,200,000	2,206,323
1.75% 11/6/17	1,865,000	1,879,271
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	2,082,000	2,094,325
2.375% 10/8/19 (b)	692,000	702,934
Mylan, Inc. 1.35% 11/29/16	364,000	363,459
Perrigo Co. PLC 1.3% 11/8/16	302,000	301,466
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.15% 2/1/16	$ 978,000	$ 979,018
1.875% 2/1/18	174,000	173,863
		8,700,659
TOTAL HEALTH CARE		19,179,004
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	990,000	980,586
Electrical Equipment - 0.1%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	511,000	516,129
Trading Companies & Distributors - 0.0%
Air Lease Corp. 2.125% 1/15/18	493,000	491,151
TOTAL INDUSTRIALS		1,987,866
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.1% 3/3/17	2,700,000	2,712,982
Electronic Equipment & Components - 0.6%
Amphenol Corp. 1.55% 9/15/17	1,698,000	1,701,406
Tyco Electronics Group SA:
2.375% 12/17/18	225,000	227,768
6.55% 10/1/17	3,379,000	3,794,070
		5,723,244
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	1,114,000	1,141,097
3.65% 8/22/18	635,000	661,364
		1,802,461
TOTAL INFORMATION TECHNOLOGY		10,238,687
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.7%
Chemicals - 0.2%
Ecolab, Inc.:
1.45% 12/8/17	$ 594,000	$ 592,609
1.55% 1/12/18	2,000,000	1,998,450
		2,591,059
Metals & Mining - 0.5%
Anglo American Capital PLC 1.2033% 4/15/16 (b)(c)	1,176,000	1,175,307
Freeport-McMoRan, Inc. 2.3% 11/14/17	668,000	658,627
Rio Tinto Finance (U.S.A.) PLC:
1.0826% 6/17/16 (c)	1,000,000	1,002,430
1.375% 6/17/16	1,774,000	1,785,501
		4,621,865
TOTAL MATERIALS		7,212,924
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
1.4% 12/1/17	1,100,000	1,090,117
2.95% 5/15/16	1,200,000	1,225,067
British Telecommunications PLC:
1.25% 2/14/17	2,798,000	2,793,887
1.625% 6/28/16	1,845,000	1,858,422
2.35% 2/14/19	2,160,000	2,188,277
CenturyLink, Inc. 5.15% 6/15/17	1,100,000	1,160,500
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	1,209,000	1,236,874
5.75% 3/23/16	2,000,000	2,100,396
Verizon Communications, Inc.:
1.35% 6/9/17	1,557,000	1,556,759
2% 11/1/16	2,727,000	2,767,354
2.5% 9/15/16	3,752,000	3,836,589
		21,814,242
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
1.2406% 9/12/16 (c)	1,200,000	1,209,065
2.375% 9/8/16	1,532,000	1,556,359
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
1.5% 2/19/18	$ 1,000,000	$ 995,608
1.625% 3/20/17	1,442,000	1,451,808
		5,212,840
TOTAL TELECOMMUNICATION SERVICES		27,027,082
UTILITIES - 2.3%
Electric Utilities - 1.6%
American Electric Power Co., Inc. 1.65% 12/15/17	1,534,000	1,541,205
Duke Energy Corp.:
0.6356% 4/3/17 (c)	1,789,000	1,790,063
1.625% 8/15/17	602,000	609,804
Eversource Energy 1.45% 5/1/18	291,000	288,303
FirstEnergy Corp. 2.75% 3/15/18	2,800,000	2,853,987
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,352,870
Pacific Gas & Electric Co. 5.625% 11/30/17	1,774,000	1,963,706
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,108,991
TECO Finance, Inc. 4% 3/15/16	400,000	412,404
Xcel Energy, Inc. 0.75% 5/9/16	2,200,000	2,201,115
		15,122,448
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
1.4% 9/15/17	848,000	851,016
1.95% 8/15/16	848,000	857,503
2.25% 9/1/15	1,300,000	1,309,368
2.5566% 9/30/66 (c)	1,336,000	1,242,087
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	2,618,000	2,611,950
		6,871,924
TOTAL UTILITIES		21,994,372
TOTAL NONCONVERTIBLE BONDS (Cost $415,304,460)		416,795,444
U.S. Government and Government Agency Obligations - 27.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 2.4%
Fannie Mae:
0.875% 2/8/18	$ 1,348,000	$ 1,340,050
1.625% 11/27/18	686,000	693,447
1.875% 9/18/18	371,000	378,782
Federal Home Loan Bank 0.625% 11/23/16	5,750,000	5,748,034
Freddie Mac:
0.5% 1/27/17	9,340,000	9,307,852
0.75% 1/12/18	2,346,000	2,322,282
1% 9/29/17	3,689,000	3,695,998
1.25% 5/12/17	171,000	172,760
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		23,659,205
U.S. Treasury Obligations - 25.2%
U.S. Treasury Notes:
0.5% 7/31/17	76,500,000	75,896,335
0.625% 2/15/17	25,000,000	24,994,150
0.75% 1/15/17	40,701,000	40,821,841
0.875% 5/15/17	248,000	248,872
0.875% 10/15/17	39,207,000	39,176,379
0.875% 11/15/17	20,000,000	19,965,620
0.875% 1/15/18	24,000,000	23,926,872
1% 12/15/17	6,215,000	6,222,769
1% 2/15/18	10,000,000	9,999,220
1.375% 2/28/19	4,806,000	4,813,132
TOTAL U.S. TREASURY OBLIGATIONS		246,065,190
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $269,259,570)		269,724,395
U.S. Government Agency - Mortgage Securities - 3.4%

Fannie Mae - 2.1%
2.153% 11/1/34 (c)	196,894	210,019
2.211% 10/1/35 (c)	421,833	449,071
2.246% 2/1/35 (c)	382,207	405,230
2.276% 11/1/36 (c)	460,015	490,545
2.31% 12/1/39 (c)	97,867	104,780
2.329% 5/1/35 (c)	336,024	358,359
2.359% 4/1/35 (c)	114,143	122,099
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.364% 12/1/33 (c)	$ 191,065	$ 204,561
2.375% 7/1/35 (c)	1,184,701	1,265,383
2.428% 12/1/34 (c)	181,965	194,819
2.445% 3/1/40 (c)	218,381	233,315
2.534% 10/1/41 (c)	524,393	545,236
2.539% 1/1/40 (c)	372,736	397,213
2.542% 6/1/42 (c)	159,639	165,114
2.69% 2/1/42 (c)	881,146	916,329
2.701% 9/1/41 (c)	715,853	766,419
2.739% 8/1/41 (c)	803,993	860,786
2.763% 1/1/42 (c)	800,349	833,147
2.96% 11/1/40 (c)	105,665	111,097
2.982% 9/1/41 (c)	114,127	119,319
2.984% 8/1/41 (c)	150,032	160,630
3.059% 10/1/41 (c)	59,525	62,272
3.235% 7/1/41 (c)	176,640	185,764
3.318% 10/1/41 (c)	92,251	97,084
3.5% 1/1/26 to 9/1/29	5,509,535	5,880,184
3.563% 7/1/41 (c)	179,385	189,235
3.567% 3/1/40 (c)	346,673	368,510
4.5% 6/1/19 to 7/1/20	290,099	305,959
5.5% 11/1/17 to 11/1/34	3,968,896	4,418,452
6.5% 6/1/15 to 6/1/16	3,070	3,150
7% 1/1/16 to 11/1/18	11,883	12,363
TOTAL FANNIE MAE		20,436,444
Freddie Mac - 1.3%
2.164% 11/1/35 (c)	272,450	290,448
2.352% 8/1/36 (c)	137,975	147,112
2.405% 10/1/42 (c)	968,777	1,019,947
2.971% 8/1/41 (c)	406,593	435,314
3% 8/1/21	1,067,503	1,117,542
3.126% 9/1/41 (c)	239,413	256,549
3.227% 9/1/41 (c)	117,322	123,193
3.242% 4/1/41 (c)	105,132	110,248
3.298% 6/1/41 (c)	130,884	137,364
3.468% 5/1/41 (c)	130,624	137,887
3.5% 8/1/26	2,900,000	3,084,401
3.562% 4/1/40 (c)	244,667	255,806
3.626% 6/1/41 (c)	182,561	192,672
3.635% 4/1/40 (c)	214,053	229,173
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.71% 5/1/41 (c)	$ 146,509	$ 154,122
4% 6/1/24 to 4/1/26	3,556,975	3,816,381
4.5% 8/1/18 to 11/1/18	897,250	942,488
8.5% 5/1/26 to 7/1/28	42,001	49,973
TOTAL FREDDIE MAC		12,500,620
Ginnie Mae - 0.0%
5.5% 6/15/35	350,909	401,215
7% 1/15/25 to 6/15/32	205,735	241,740
TOTAL GINNIE MAE		642,955
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $32,884,243)		33,580,019
Asset-Backed Securities - 14.6%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	285,092	277,308
Series 2005-1 Class M1, 0.6383% 4/25/35 (c)	84,112	72,877
Ally Auto Receivables Trust:
Series 2013-SN1 Class A3, 0.72% 5/20/16	638,423	638,620
Series 2014-SN1 Class A3, 0.75% 2/21/17	1,323,000	1,320,791
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	662,000	664,824
Series 2012-5 Class A, 1.54% 9/15/19	2,790,000	2,782,420
Series 2014-3 Class A, 1.33% 3/15/19	4,772,000	4,774,057
Series 2014-4 Class A2, 1.43% 6/17/19	2,400,000	2,401,596
Series 2014-5 Class A2, 1.6% 10/15/19	2,500,000	2,502,008
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	2,075,000	2,076,125
Series 2014-2 Class A, 1.26% 1/15/20	1,960,000	1,960,821
Series 2014-3 Class A, 1.49% 4/15/20	3,000,000	3,011,934
Series 2014-4 Class A, 1.43% 6/15/20	2,500,000	2,503,953
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	504,000	503,878
AmeriCredit Automobile Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	1,415,470	1,415,744
Series 2013-5 Class A3, 0.9% 9/10/18	1,634,000	1,633,608
Series 2014-1 Class A3, 0.9% 2/8/19	1,034,000	1,032,548
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2014-2 Class A3, 0.94% 2/8/19	$ 1,980,000	$ 1,973,026
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.9933% 4/25/34 (c)	11,399	7,896
Series 2005-R2 Class M1, 0.621% 4/25/35 (c)	21,915	21,895
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (c)	82,560	76,705
Series 2006-W4 Class A2C, 0.331% 5/25/36 (c)	149,118	51,697
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	1,500,000	1,498,779
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,500,000	1,502,319
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,500,000	1,498,772
Series 2014-3 Class A2, 1.18% 12/20/17	1,466,000	1,466,324
Series 2015-1 Class A2, 1.42% 6/20/18	1,472,000	1,468,950
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	2,250,000	2,248,720
Series 2013-A3 Class A3, 0.96% 9/16/19	1,000,000	998,468
Series 2014-A5 Class A, 1.48% 7/15/20	2,410,000	2,420,898
Carmax Auto Owner Trust:
Series 2013-3 Class A3, 0.97% 4/16/18	1,125,000	1,127,379
Series 2014-4 Class A3, 1.25% 11/15/19	1,512,000	1,511,063
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (c)	228,766	152,500
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (b)	592,803	591,753
Chase Issuance Trust:
Series 2013-A8 Class A8, 1.01% 10/15/18	1,200,000	1,201,133
Series 2014-A1 Class A, 1.15% 1/15/19	1,500,000	1,503,942
Series 2014-A7 Class A, 1.38% 11/15/19	2,513,000	2,511,934
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	2,500,000	2,504,360
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	1,510,000	1,508,251
Citibank Credit Card Issuance Trust:
Series 2013-A6 Class A6, 1.32% 9/7/18	3,330,000	3,350,070
Series 2014-A2 Class A2, 1.02% 2/22/19	2,160,000	2,158,635
Series 2014-A4 Class A4, 1.23% 4/24/19	2,000,000	2,001,962
Series 2014-A8 Class A8, 1.73% 4/9/20	1,930,000	1,940,474
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.421% 3/25/32 (MGIC Investment Corp. Insured) (c)	8,622	7,673
Series 2004-2 Class 3A4, 0.671% 7/25/34 (c)	62,430	55,109
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-3 Class M4, 1.626% 4/25/34 (c)	$ 9,404	$ 7,725
Series 2004-4 Class M2, 0.966% 6/25/34 (c)	14,518	13,083
Dell Equipment Finance Trust Series 2014-1 Class A3, 0.94% 6/22/20 (b)	1,000,000	999,670
Discover Card Master Trust:
Series 2013-A5 Class A5, 1.04% 4/15/19	2,246,000	2,248,675
Series 2014-A3 Class A3, 1.22% 10/15/19	2,000,000	2,003,314
Series 2014-A5 Class A, 1.39% 4/15/20	2,010,000	2,009,538
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	1,832,636	1,832,118
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	3,000,000	2,998,485
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	2,000,000	1,999,666
Fannie Mae Series 2004-T5:
Class AB1, 0.6771% 5/28/35 (c)	159,655	147,785
Class AB3, 0.9831% 5/28/35 (c)	67,441	62,985
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (c)	36,914	32,683
Ford Credit Auto Lease Trust Series 2013-B Class A3, 0.76% 9/15/16	870,000	870,569
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	5,500,000	5,497,635
Series 2014-1 Class A1, 1.2% 2/15/19	2,379,000	2,382,737
Series 2014-4 Class A1, 1.4% 8/15/19	1,965,000	1,964,743
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.5933% 11/25/34 (c)	104,293	9,498
Class M5, 1.6683% 11/25/34 (c)	40,226	759
Series 2005-A:
Class M3, 0.9033% 1/25/35 (c)	120,398	99,084
Class M4, 1.1883% 1/25/35 (c)	44,055	28,966
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (b)(c)	185,426	159,335
GE Business Loan Trust Series 2003-1 Class A, 0.603% 4/15/31 (b)(c)	5,423	5,219
GE Capital Credit Card Master Note Trust Series 2012-4 Class A, 0.473% 6/15/18 (c)	1,995,000	1,994,892
GE Equipment Transportation LLC:
Series 2012-2 Class A3, 0.62% 7/25/16	636,284	636,395
Series 2014-1 Class A3, 0.97% 4/23/18	1,467,000	1,465,713
Series 2015-1 Class A3, 1.28% 2/25/19	1,000,000	999,853
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (b)	1,510,000	1,509,698
Asset-Backed Securities - continued
	Principal Amount	Value
GM Financial Automobile Leasing Trust: - continued
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	$ 1,940,000	$ 1,939,893
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.461% 8/25/33 (c)	62,083	59,801
Series 2003-5 Class A2, 0.871% 12/25/33 (c)	44,160	42,012
Series 2004-1 Class M2, 1.871% 6/25/34 (c)	57,068	50,793
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (c)	157,118	100,887
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (b)	2,000,000	1,999,558
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.523% 5/15/18 (b)(c)	1,680,000	1,680,040
John Deere Owner Trust Series 2013-A Class A3, 0.6% 3/15/17	1,069,628	1,070,873
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (c)	80,656	79,887
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5846% 12/27/29 (c)	24,848	24,748
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (c)	53,192	533
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	1,986,000	1,986,749
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (b)	4,760,000	4,761,204
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (c)	52,593	48,833
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (c)	115,954	110,767
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (c)	138,792	127,403
Series 2004-NC8 Class M6, 2.0433% 9/25/34 (c)	53,962	46,044
Series 2005-NC1 Class M1, 0.831% 1/25/35 (c)	44,731	41,897
Series 2005-NC2 Class B1, 1.926% 3/25/35 (c)	30,946	711
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	1,077,000	1,075,218
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.643% 5/15/17 (c)	2,900,000	2,901,363
Series 2013-A Class A, 0.4665% 2/15/18 (c)	2,000,000	1,999,744
Series 2015-A Class A2, 1.44% 1/15/20	2,000,000	1,993,036
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9831% 10/30/45 (c)	456,579	454,282
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (c)	797,630	747,920
Class M4, 2.3433% 9/25/34 (c)	1,086,724	656,762
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (c)	$ 187,294	$ 165,895
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (c)	648	593
Santander Drive Auto Receivables Trust:
Series 2013-4 Class A3, 1.11% 12/15/17	903,913	905,160
Series 2014-4 Class B, 1.82% 5/15/19	918,000	916,404
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (c)	114,111	103,618
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8206% 6/15/33 (c)	197,767	192,633
Class C, 1.1906% 6/15/33 (c)	729,730	705,369
Series 2004-B:
Class A2, 0.4406% 6/15/21 (c)	617,880	614,190
Class C, 1.1106% 9/15/33 (c)	976,520	939,488
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.451% 9/25/19 (c)	2,189,000	2,185,320
Series 2013-1 Class A2, 0.421% 9/25/19 (c)	1,741,119	1,738,009
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (c)	5,818	5,012
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (c)	86,903	76,299
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	1,619,000	1,617,933
Series 2015-A Class A3, 1.25% 12/20/17	1,000,000	999,944
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	2,244,000	2,239,456
Series 2014-1 Class A3, 0.91% 10/22/18	1,324,000	1,317,683
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	1,242,000	1,244,289
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (b)(c)	1,390,734	1,401,807
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,838,000	1,833,366
TOTAL ASSET-BACKED SECURITIES (Cost $142,025,456)		142,118,048
Collateralized Mortgage Obligations - 3.1%
	Principal Amount	Value
Private Sponsor - 1.2%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4346% 4/26/36 (b)(c)	$ 551,776	$ 535,913
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5861% 5/27/35 (b)(c)	838,787	862,170
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.3135% 12/20/54 (b)(c)	1,488,530	1,480,194
Class C2, 1.3735% 12/20/54 (b)(c)	762,000	753,847
Series 2006-2:
Class A4, 0.2535% 12/20/54 (c)	292,377	290,681
Class C1, 1.1135% 12/20/54 (c)	3,254,000	3,196,730
Series 2006-3 Class C2, 1.1735% 12/20/54 (c)	142,000	139,813
Series 2006-4:
Class B1, 0.3535% 12/20/54 (c)	381,000	373,571
Class C1, 0.9335% 12/20/54 (c)	233,000	226,639
Class M1, 0.5135% 12/20/54 (c)	100,000	97,350
Series 2007-1:
Class 1C1, 0.7735% 12/20/54 (c)	235,000	226,564
Class 1M1, 0.4735% 12/20/54 (c)	153,000	148,410
Class 2C1, 1.0335% 12/20/54 (c)	107,000	104,667
Class 2M1, 0.6735% 12/20/54 (c)	196,000	192,021
Series 2007-2:
Class 2C1, 1.033% 12/17/54 (c)	272,000	266,043
Class 3A1, 0.353% 12/17/54 (c)	111,161	110,649
Granite Mortgages Series 2003-2 Class 1A3, 0.7566% 7/20/43 (c)	452,304	452,201
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6566% 1/20/44 (c)	80,041	79,966
Class 1C, 2.7066% 1/20/44 (c)	54,183	56,346
Series 2004-1 Class 2A1, 0.5671% 3/20/44 (c)	1,298,196	1,295,854
Series 2004-3 Class 2A1, 0.5271% 9/20/44 (c)	783,976	782,549
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (c)	58,774	54,988
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (c)	90,812	83,093
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5163% 6/10/35 (b)(c)	28,795	26,813
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (c)	3,143	3,082
TOTAL PRIVATE SPONSOR		11,840,154
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 1.9%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.671% 9/25/23 (c)	$ 93,427	$ 93,742
Series 2013-9 Class FA, 0.521% 3/25/42 (c)	2,002,446	2,011,224
floater planned amortization class Series 2005-90 Class FC, 0.421% 10/25/35 (c)	507,836	509,178
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	830,181	881,873
planned amortization class Series 2012-94 Class E, 3% 6/25/22	562,510	581,652
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	186,151	211,512
Series 2009-31 Class A, 4% 2/25/24	123,163	128,239
Series 2010-135 Class DE, 2.25% 4/25/24	529,928	541,892
Series 2011-16 Class FB, 0.321% 3/25/31 (c)	1,210,898	1,212,158
Series 2010-123 Class DL, 3.5% 11/25/25	211,212	217,822
Series 2010-143 Class B, 3.5% 12/25/25	379,830	393,750
Series 2011-23 Class AB, 2.75% 6/25/20	306,484	314,605
target amortization Series 2008-29 Class BG 4.7% 12/25/35	188,353	195,100
Freddie Mac:
floater Series 2711 Class FC, 1.072% 2/15/33 (c)	811,909	826,636
floater planned amortization class Series 3117 Class JF, 0.472% 2/15/36 (c)	511,229	513,247
floater sequential payer Series 3943 Class EF 0.422% 2/15/26 (c)	884,317	885,847
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	1,122,183	1,143,221
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	14,965	15,117
Series 3081 Class CP 5.5% 10/15/34	300,211	302,064
Series 3792 Class DF, 0.572% 11/15/40 (c)	1,344,820	1,348,356
Series 3820 Class DA, 4% 11/15/35	622,387	664,074
Series 3949 Class MK, 4.5% 10/15/34	516,979	561,142
Series 4221-CLS Class GA, 1.4% 7/15/23	2,325,458	2,321,749
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2012-113 Class FJ, 0.418% 1/20/42 (c)	747,221	747,350
floater planned amortization class Series 2005-47 Class FX, 0.318% 5/20/34 (c)	1,306,423	1,305,726
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater sequential payer:
Series 2010-120 Class FB 0.468% 9/20/35 (c)	$ 419,916	$ 420,550
Series 2011-150 Class D, 3% 4/20/37	101,103	102,782
TOTAL U.S. GOVERNMENT AGENCY		18,450,608
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,437,096)		30,290,762
Commercial Mortgage Securities - 8.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (c)(d)	256,468	4,500
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	913,128	949,613
Series 2006-4 Class A1A, 5.617% 7/10/46 (c)	1,787,027	1,885,669
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (b)(c)	4,738	4,275
Series 2005-4A:
Class A2, 0.561% 1/25/36 (b)(c)	534,430	474,668
Class B1, 1.571% 1/25/36 (b)(c)	17,289	8,010
Class M1, 0.621% 1/25/36 (b)(c)	168,088	132,430
Class M2, 0.641% 1/25/36 (b)(c)	63,784	49,533
Class M3, 0.671% 1/25/36 (b)(c)	68,551	51,131
Class M4, 0.781% 1/25/36 (b)(c)	35,077	25,552
Class M5, 0.821% 1/25/36 (b)(c)	35,077	24,562
Class M6, 0.871% 1/25/36 (b)(c)	35,597	23,611
Series 2006-3A Class M4, 0.601% 10/25/36 (b)(c)	6,241	742
Series 2007-1 Class A2, 0.441% 3/25/37 (b)(c)	267,972	230,221
Series 2007-2A:
Class A1, 0.441% 7/25/37 (b)(c)	49,674	41,882
Class A2, 0.491% 7/25/37 (b)(c)	46,525	37,338
Class M1, 0.541% 7/25/37 (b)(c)	16,582	5,754
Class M2, 0.581% 7/25/37 (b)(c)	9,305	1,854
Class M3, 0.661% 7/25/37 (b)(c)	7,119	534
Series 2007-3:
Class A2, 0.461% 7/25/37 (b)(c)	68,360	57,142
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3: - continued
Class M1, 0.481% 7/25/37 (b)(c)	$ 51,645	$ 39,841
Class M2, 0.511% 7/25/37 (b)(c)	54,297	34,868
Class M3, 0.541% 7/25/37 (b)(c)	87,890	37,355
Class M4, 0.671% 7/25/37 (b)(c)	138,985	42,463
Class M5, 0.771% 7/25/37 (b)(c)	64,073	10,671
Series 2007-4A:
Class A2, 0.7183% 9/25/37 (b)(c)	677,866	303,606
Class M1, 1.1183% 9/25/37 (b)(c)	105,039	19,863
Class M2, 1.2183% 9/25/37 (b)(c)	30,182	4,761
Series 2006-2A Class IO, 0% 7/25/36 (b)(c)(d)	5,496,957	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	680,991	682,032
Series 2006-PW13 Class A1A, 5.533% 9/11/41	1,704,581	1,799,051
Series 2006-PW14 Class A1A, 5.189% 12/11/38	632,542	668,098
Series 2006-T22 Class A1A, 5.5714% 4/12/38 (c)	1,706,722	1,772,204
Series 2006-PW12 Class A1A, 5.6971% 9/11/38 (c)	1,301,937	1,359,779
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (b)(c)	45,746	43,481
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	1,090,282	1,183,380
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5665% 12/15/27 (b)(c)	2,000,000	2,006,870
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	349,000	367,434
Series 2013-GC11 Class A1, 0.754% 4/10/46	564,186	562,195
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.2258% 7/15/44 (c)	594,251	599,920
Series 2006-CD2 Class A1B, 5.3037% 1/15/46 (c)	2,777,890	2,850,634
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.067% 6/11/27 (b)(c)	2,500,000	2,490,768
Series 2013-CR9 Class A1, 1.344% 7/10/45	364,224	366,036
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.023% 4/15/17 (b)(c)	16,009	16,012
sequential payer:
Series 2006-C7 Class A1A, 5.7449% 6/10/46 (c)	2,280,393	2,381,077
Series 2006-C8 Class A1A, 5.292% 12/10/46	1,584,968	1,685,987
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	$ 251,842	$ 251,755
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(c)	1,373,000	1,367,799
Class B, 1.45% 4/15/27 (b)(c)	1,205,000	1,199,673
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	106,826	107,448
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.971% 12/5/31 (b)(c)	856,925	854,141
Class A2FL, 0.871% 12/5/31 (b)(c)	1,160,000	1,156,417
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	782,594	789,838
Series K707 Class A1, 1.615% 9/25/18	1,328,388	1,343,019
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.45% 12/15/16 (b)(c)	2,000,000	1,999,438
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2751% 3/10/44 (c)	1,694,137	1,734,372
Series 2006-C1 Class A1A, 5.2751% 3/10/44 (c)	985,103	1,014,849
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	8,950	8,963
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.5545% 4/10/38 (c)	945,937	974,052
Class A4, 5.553% 4/10/38 (c)	1,522,000	1,552,414
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	290,000	294,318
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1665% 7/15/31 (b)(c)	662,000	662,000
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	962,421	1,019,894
Class A4, 5.56% 11/10/39	1,536,064	1,617,754
Series 2011-GC5 Class A1, 1.468% 8/10/44 (c)	155,565	155,868
Series 2012-GC6 Class A1, 1.282% 1/10/45	152,121	152,607
Series 2013-GC12 Class A1, 0.742% 6/10/46 (c)	576,363	572,508
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.172% 11/5/30 (b)(c)	1,077,113	1,076,798
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (b)	270,000	274,970
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.508% 11/15/29 (b)(c)	897,000	897,653
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	212,773	212,885
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (b)(c)	$ 12,593	$ 12,464
Class F, 0.503% 11/15/18 (b)(c)	31,865	30,978
Class G, 0.533% 11/15/18 (b)(c)	27,694	26,720
Class H, 0.673% 11/15/18 (b)(c)	21,250	20,372
Series 2014-BXH Class A, 1.073% 4/15/27 (b)(c)	1,500,000	1,499,691
Series 2014-FL5 Class A, 1.1465% 7/15/31 (b)(c)	1,700,000	1,688,168
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,857,087	1,957,970
Series 2006-LDP8 Class A4, 5.399% 5/15/45	1,772,704	1,854,769
Series 2006-LDP7 Class A1A, 5.8754% 4/15/45 (c)	2,092,075	2,198,513
Series 2013-C13 Class A1, 1.3029% 1/15/46	1,998,579	2,000,825
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	1,459,740	1,488,962
Series 2006-C6 Class A4, 5.372% 9/15/39	431,000	453,545
Series 2007-C7 Class A3, 5.866% 9/15/45	850,933	931,429
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2878% 11/12/37 (c)	497,811	508,494
Series 2006-C2 Class A1A, 5.739% 8/12/43 (c)	1,623,698	1,708,629
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	736,660	736,429
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (b)(c)	45,397	40,435
Series 2007-XLFA:
Class D, 0.357% 10/15/20 (b)(c)	84,694	84,183
Class E, 0.417% 10/15/20 (b)(c)	105,926	104,990
Class F, 0.467% 10/15/20 (b)(c)	63,569	62,976
Class G, 0.507% 10/15/20 (b)(c)	78,581	77,612
Class H, 0.597% 10/15/20 (b)(c)	49,464	47,865
Class J, 0.747% 10/15/20 (b)(c)	28,557	26,206
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	583,204	622,513
Series 2007-IQ14 Class A2, 5.61% 4/15/49	380,963	382,706
Series 2012-C4 Class A1, 1.085% 3/15/45	497,128	498,756
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (c)	1,242,643	1,290,731
Series 2007-T27 Class A1A, 5.6506% 6/11/42 (c)	1,892,998	2,044,354
SCG Trust Series 2013-SRP1 Class A, 1.5665% 11/15/26 (b)(c)	1,175,000	1,175,040
Commercial Mortgage Securities - continued
	Principal Amount	Value
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	$ 256,476	$ 257,063
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	487,612	484,799
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (b)(c)	22,862	22,529
Class J, 0.773% 9/15/21 (b)(c)	50,198	47,646
Series 2007-WHL8 Class F, 0.653% 6/15/20 (b)(c)	376,985	361,258
sequential payer Series 2006-C29:
Class A1A, 5.297% 11/15/48	2,596,583	2,751,500
Class A4, 5.308% 11/15/48	467,646	492,062
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (c)	1,859,739	1,912,404
Class A5, 5.416% 1/15/45 (c)	2,290,000	2,358,343
Series 2006-C24 Class A1A, 5.557% 3/15/45 (c)	1,616,701	1,673,186
Series 2006-C26 Class A1A, 6.009% 6/15/45 (c)	1,699,402	1,781,687
Series 2006-C27 Class A3, 5.765% 7/15/45 (c)	1,148,726	1,197,440
Series 2007-C31A Class A2, 5.421% 4/15/47	79,845	79,782
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	342,395	341,290
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $87,355,153)		83,966,154
Municipal Securities - 0.2%

Illinois Gen. Oblig. Series 2011, 4.511% 3/1/15 (Cost $1,515,000)	1,515,000	1,515,697
Foreign Government and Government Agency Obligations - 0.1%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (b) (Cost $1,163,589)	1,165,000	1,172,281
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a) (Cost $12,733,765)	12,733,765	$ 12,733,765
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $989,678,332)		991,896,565
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(15,647,019)
NET ASSETS - 100%		$ 976,249,546
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 45,542	$ (16,532)	$ -	$ (16,532)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $116,109,595 or 11.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,955
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 416,795,444	$ -	$ 416,795,444	$ -
U.S. Government and Government Agency Obligations	269,724,395	-	269,724,395	-
U.S. Government Agency - Mortgage Securities	33,580,019	-	33,580,019	-
Asset-Backed Securities	142,118,048	-	142,107,080	10,968
Collateralized Mortgage Obligations	30,290,762	-	30,290,762	-
Commercial Mortgage Securities	83,966,154	-	83,899,512	66,642
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 1,515,697	$ -	$ 1,515,697	$ -
Foreign Government and Government Agency Obligations	1,172,281	-	1,172,281	-
Money Market Funds	12,733,765	12,733,765	-	-
Total Investments in Securities:	$ 991,896,565	$ 12,733,765	$ 979,085,190	$ 77,610
Derivative Instruments:
Liabilities
Swaps	$ (16,532)	$ -	$ (16,532)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (16,532)
Total Value of Derivatives	$ -	$ (16,532)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.3%
United Kingdom	4.2%
Canada	2.6%
Japan	2.3%
Netherlands	1.7%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $976,944,567)	$ 979,162,800
Fidelity Central Funds (cost $12,733,765)	12,733,765
Total Investments (cost $989,678,332)		$ 991,896,565
Cash		273,363
Receivable for investments sold		3,407,397
Receivable for fund shares sold		1,562,410
Interest receivable		2,825,196
Distributions receivable from Fidelity Central Funds		639
Prepaid expenses		1,444
Total assets		999,967,014

Liabilities
Payable for investments purchased	$ 11,647,226
Payable for fund shares redeemed	11,411,662
Distributions payable	16,265
Bi-lateral OTC swaps, at value	16,532
Accrued management fee	255,626
Distribution and service plan fees payable	105,237
Other affiliated payables	156,829
Other payables and accrued expenses	108,091
Total liabilities		23,717,468

Net Assets		$ 976,249,546
Net Assets consist of:
Paid in capital		$ 1,009,705,822
Undistributed net investment income		1,263,067
Accumulated undistributed net realized gain (loss) on investments		(36,921,044)
Net unrealized appreciation (depreciation) on investments		2,201,701
Net Assets		$ 976,249,546

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($170,289,346 ÷ 18,197,169 shares)	$ 9.36

Maximum offering price per share (100/98.50 of $9.36)	$ 9.50
Class T: Net Asset Value and redemption price per share ($101,178,667 ÷ 10,802,643 shares)	$ 9.37

Maximum offering price per share (100/98.50 of $9.37)	$ 9.51
Class B: Net Asset Value and offering price per share ($1,861,114 ÷ 199,295 shares)A	$ 9.34

Class C: Net Asset Value and offering price per share ($82,964,756 ÷ 8,897,555 shares)A	$ 9.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($619,955,663 ÷ 66,192,122 shares)	$ 9.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2015

Investment Income
Interest		$ 7,139,490
Income from Fidelity Central Funds		4,955
Total income		7,144,445

Expenses
Management fee	$ 1,548,895
Transfer agent fees	774,037
Distribution and service plan fees	675,692
Accounting and security lending fees	178,858
Custodian fees and expenses	11,264
Independent trustees' compensation	2,177
Registration fees	61,415
Audit	90,206
Legal	3,186
Miscellaneous	2,751
Total expenses before reductions	3,348,481
Expense reductions	(31)	3,348,450
Net investment income (loss)		3,795,995
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	927,969
Swaps	1,442
Total net realized gain (loss)		929,411
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,760,318)
Assets and liabilities in foreign currencies	(181)
Swaps	14,693
Total change in net unrealized appreciation (depreciation)		(1,745,806)
Net gain (loss)		(816,395)
Net increase (decrease) in net assets resulting from operations		$ 2,979,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,795,995	$ 8,175,139
Net realized gain (loss)	929,411	2,955,752
Change in net unrealized appreciation (depreciation)	(1,745,806)	3,499,632
Net increase (decrease) in net assets resulting from operations	2,979,600	14,630,523
Distributions to shareholders from net investment income	(3,210,796)	(7,510,420)
Distributions to shareholders from net realized gain	(107,490)	-
Total distributions	(3,318,286)	(7,510,420)
Share transactions - net increase (decrease)	(355,860)	(164,681,426)
Total increase (decrease) in net assets	(694,546)	(157,561,323)

Net Assets
Beginning of period	976,944,092	1,134,505,415
End of period (including undistributed net investment income of $1,263,067 and undistributed net investment income of $677,868, respectively)	$ 976,249,546	$ 976,944,092

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.30	$ 9.34	$ 9.29	$ 9.23	$ 8.96
Income from Investment Operations
Net investment income (loss) E	.034	.070	.070	.090	.134	.189
Net realized and unrealized gain (loss)	(.005)	.052	(.046)	.058	.062	.273
Total from investment operations	.029	.122	.024	.148	.196	.462
Distributions from net investment income	(.028)	(.062)	(.064)	(.098)	(.136)	(.192)
Distributions from net realized gain	(.001)	-	-	-	-	-
Total distributions	(.029)	(.062)	(.064)	(.098)	(.136)	(.192)
Net asset value, end of period	$ 9.36	$ 9.36	$ 9.30	$ 9.34	$ 9.29	$ 9.23
Total ReturnB, C, D	.31%	1.32%	.25%	1.61%	2.14%	5.21%
Ratios to Average Net Assets F, H
Expenses before reductions	.70%A	.70%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.70%A	.70%	.70%	.70%	.70%	.71%
Expenses net of all reductions	.70%A	.70%	.70%	.69%	.70%	.71%
Net investment income (loss)	.74%A	.74%	.75%	.97%	1.44%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 170,289	$ 190,596	$ 205,581	$ 212,725	$ 250,546	$ 254,410
Portfolio turnover rateG	68% A	61%	61%	75%	204%	217%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97
Income from Investment Operations
Net investment income (loss) E	.034	.069	.069	.089	.134	.189
Net realized and unrealized gain (loss)	(.005)	.053	(.036)	.059	.052	.273
Total from investment operations	.029	.122	.033	.148	.186	.462
Distributions from net investment income	(.028)	(.062)	(.063)	(.098)	(.136)	(.192)
Distributions from net realized gain	(.001)	-	-	-	-	-
Total distributions	(.029)	(.062)	(.063)	(.098)	(.136)	(.192)
Net asset value, end of period	$ 9.37	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24
Total ReturnB, C, D	.30%	1.31%	.36%	1.60%	2.03%	5.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.71%A	.71%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.71%A	.71%	.70%	.70%	.70%	.71%
Expenses net of all reductions	.71%A	.71%	.70%	.70%	.70%	.71%
Net investment income (loss)	.73%A	.74%	.74%	.96%	1.44%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,179	$ 103,447	$ 127,404	$ 140,285	$ 163,217	$ 189,230
Portfolio turnover rateG	68% A	61%	61%	75%	204%	217%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 9.30	$ 9.35	$ 9.30	$ 9.24	$ 8.97
Income from Investment Operations
Net investment income (loss) E	-	(.007)	(.006)	.015	.059	.115
Net realized and unrealized gain (loss)	(.009)	.058	(.042)	.059	.062	.273
Total from investment operations	(.009)	.051	(.048)	.074	.121	.388
Distributions from net investment income	-	(.001)	(.002)	(.024)	(.061)	(.118)
Distributions from net realized gain	(.001)	-	-	-	-	-
Total distributions	(.001)	(.001)	(.002)	(.024)	(.061)	(.118)
Net asset value, end of period	$ 9.34	$ 9.35	$ 9.30	$ 9.35	$ 9.30	$ 9.24
Total ReturnB, C, D	(.10)%	.55%	(.51)%	.79%	1.31%	4.35%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46%A	1.52%	1.51%	1.50%	1.52%	1.52%
Expenses net of fee waivers, if any	1.46%A	1.52%	1.51%	1.50%	1.52%	1.52%
Expenses net of all reductions	1.46%A	1.52%	1.51%	1.50%	1.52%	1.52%
Net investment income (loss)	(.01)%A	(.07)%	(.06)%	.16%	.63%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,861	$ 2,459	$ 5,824	$ 7,991	$ 9,337	$ 12,587
Portfolio turnover rateG	68% A	61%	61%	75%	204%	217%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.35	$ 9.30	$ 9.24	$ 8.97
Income from Investment Operations
Net investment income (loss) E	(.005)	(.009)	(.009)	.012	.056	.113
Net realized and unrealized gain (loss)	(.014)	.060	(.050)	.058	.062	.273
Total from investment operations	(.019)	.051	(.059)	.070	.118	.386
Distributions from net investment income	-	(.001)	(.001)	(.020)	(.058)	(.116)
Distributions from net realized gain	(.001)	-	-	-	-	-
Total distributions	(.001)	(.001)	(.001)	(.020)	(.058)	(.116)
Net asset value, end of period	$ 9.32	$ 9.34	$ 9.29	$ 9.35	$ 9.30	$ 9.24
Total ReturnB, C, D	(.20)%	.55%	(.63)%	.76%	1.29%	4.33%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56%A	1.54%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.56%A	1.54%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.56%A	1.54%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	(.11)%A	(.10)%	(.10)%	.13%	.61%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,965	$ 98,517	$ 99,283	$ 114,564	$ 132,589	$ 131,947
Portfolio turnover rateG	68% A	61%	61%	75%	204%	217%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97
Income from Investment Operations
Net investment income (loss) D	.042	.087	.087	.106	.150	.205
Net realized and unrealized gain (loss)	(.005)	.053	(.036)	.058	.052	.273
Total from investment operations	.037	.140	.051	.164	.202	.478
Distributions from net investment income	(.036)	(.080)	(.081)	(.114)	(.152)	(.208)
Distributions from net realized gain	(.001)	-	-	-	-	-
Total distributions	(.037)	(.080)	(.081)	(.114)	(.152)	(.208)
Net asset value, end of period	$ 9.37	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24
Total ReturnB, C	.39%	1.51%	.54%	1.78%	2.21%	5.38%
Ratios to Average Net Assets E, G
Expenses before reductions	.53%A	.51%	.52%	.52%	.53%	.53%
Expenses net of fee waivers, if any	.53%A	.51%	.52%	.52%	.53%	.53%
Expenses net of all reductions	.53%A	.51%	.52%	.52%	.53%	.53%
Net investment income (loss)	.91%A	.93%	.93%	1.14%	1.62%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 619,956	$ 581,926	$ 696,413	$ 771,929	$ 719,891	$ 647,129
Portfolio turnover rateF	68% A	61%	61%	75%	204%	217%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 28, 2015

1. Organization.

Fidelity Advisor® Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

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3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,444,946
Gross unrealized depreciation	(5,375,063)
Net unrealized appreciation (depreciation) on securities	$ 3,069,883

Tax cost	$ 988,826,682

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (21,177,896)
2018	(16,553,917)
Total capital loss carryforward	$ (37,731,813)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counter

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

party and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 1,442	$ 14,693

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized

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4. Derivative Instruments - continued

Swaps - continued

appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $142,388,918 and $125,780,346, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 132,186	$ 3,456
Class T	-%	.15%	76,386	1,293
Class B	.65%	.25%	9,643	6,988
Class C	.75%	.25%	457,477	50,139
			$ 675,692	$ 61,876

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,666
Class T	2,674
Class B*	715
Class C*	2,959
$ 18,014

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 148,032.17
Class T	89,184.18
Class B	1,757.17
Class C	76,043.17
Institutional Class	459,021.15
	$ 774,037

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $678 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $12,530.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 523,274	$ 1,376,010
Class T	299,520	756,949
Class B	-	384
Class C	-	8,783
Institutional Class	2,388,002	5,368,294
Total	$ 3,210,796	$ 7,510,420
From net realized gain
Class A	$ 18,431	$ -
Class T	10,934	-
Class B	214	-
Class C	9,811	-
Institutional Class	68,100	-
Total	$ 107,490	$ -

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Notes to Financial Statements - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	4,053,419	9,406,380	$ 37,936,013	$ 87,912,267
Reinvestment of distributions	53,569	126,670	501,283	1,185,028
Shares redeemed	(6,270,783)	(11,280,180)	(58,665,760)	(105,454,283)
Net increase (decrease)	(2,163,795)	(1,747,130)	$ (20,228,464)	$ (16,356,988)
Class T
Shares sold	956,945	1,648,073	$ 8,957,141	$ 15,418,492
Reinvestment of distributions	30,917	73,952	289,616	692,256
Shares redeemed	(1,226,613)	(4,369,850)	(11,487,715)	(40,879,426)
Net increase (decrease)	(238,751)	(2,647,825)	$ (2,240,958)	$ (24,768,678)
Class B
Shares sold	15,438	43,807	$ 144,318	$ 409,307
Reinvestment of distributions	22	36	205	335
Shares redeemed	(79,210)	(406,962)	(739,991)	(3,802,323)
Net increase (decrease)	(63,750)	(363,119)	$ (595,468)	$ (3,392,681)
Class C
Shares sold	1,321,086	3,524,186	$ 12,326,944	$ 32,872,428
Reinvestment of distributions	928	803	8,636	7,513
Shares redeemed	(2,973,365)	(3,657,996)	(27,769,580)	(34,142,215)
Net increase (decrease)	(1,651,351)	(133,007)	$ (15,434,000)	$ (1,262,274)
Institutional Class
Shares sold	35,288,288	16,554,728	$ 330,245,712	$ 154,909,010
Reinvestment of distributions	252,332	543,999	2,363,851	5,092,033
Shares redeemed	(31,460,682)	(29,814,424)	(294,466,533)	(278,901,848)
Net increase (decrease)	4,079,938	(12,715,697)	$ 38,143,030	$ (118,900,805)

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12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of February 28, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2015 and for the year ended August 31, 2014, and the financial highlights for the six months ended February 28, 2015 and for each of the five years in the period ended August 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 28, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 28, 2015 and for the year ended August 31, 2014, and the financial highlights for the six months ended February 28, 2015 and for each of the five years in the period ended August 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 27, 2015

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short Fixed-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

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Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, and Class T, ranked below its competitive median for 2013, the total expense ratio for Institutional Class ranked equal to its competitive median for 2013, and the total expense ratio of each of Class B and Class C ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management (U.K.)
Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)

SFI-USAN-0415
1.784905.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 7, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 7, 2015